As filed with the Securities and Exchange Commission on April 30, 2002.


                                                 Securities Act File No. 2-29020
                                        Investment Company Act File No. 811-1646
================================================================================

-----------------
OMB Number:             U.S. SECURITIES AND EXCHANGE COMMISSION
3235-0307                       WASHINGTON, D.C. 20549
Expires: 05/31/00                   _______________
Estimated average
Burden hours per                       FORM N-1A

response 212.80

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|
     Pre-Effective Amendment No.                                             |_|
                                 ------

     Post-Effective Amendment No. 69                                         |X|
                                 ----


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|

     Amendment No.   69                                                      |X|
                   -----


                        (Check appropriate box or boxes.)

                                CIGNA Funds Group
               (Exact Name of Registrant as Specified in Charter)


           100 Front Street, Suite 300, Worcester, Massachusetts 01608

               (Address of Principal Executive Offices)        (Zip Code)


                                 (860) 534-4700

               Registrant's Telephone Number, including Area Code

                  Linda R. Johnson, 100 Front Street, Suite 300

                         Worcester, Massachusetts 01608

                     (Name and Address of Agent for Service)


                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

     |X|  Immediately upon filing pursuant to paragraph (b)

     |_|  on (date) pursuant to paragraph (b)

     |_|  60 days after filing pursuant to paragraph (a)(1)
     |_|  on (date) pursuant to paragraph (a)(1)
     |_|  75 days after filing pursuant to paragraph (a)(2)
     |_|  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                         -------------------------------

Please send communications to:
                             Jeffrey S. Winer, Esq.
                    c/o TimesSquare Capital Management, Inc.

                  280 Trumbull Street, H16C, Hartford CT 06103
                                 (860) 534-5576



With a copy to:
                           Geoffrey R.T. Kenyon, Esq.
                             Goodwin, Procter & Hoar
                                 Exchange Place
                              Boston, MA 02109-2881
                                 (617) 570-1167

                               CIGNA Funds Group

                                                             Institutional Class

--------------------------------------------------------------------------------
                                                               Money Market Fund
--------------------------------------------------------------------------------

                                                                   Balanced Fund
                                          (sub-advised by Wellington Management)

--------------------------------------------------------------------------------
                                            Large Cap Growth/Morgan Stanley Fund
--------------------------------------------------------------------------------
                                        Large Cap Value/John A. Levin & Co. Fund
--------------------------------------------------------------------------------
                                                       S&P 500[RegTM] Index Fund
--------------------------------------------------------------------------------
                                               Small Cap Growth/TimesSquare Fund
--------------------------------------------------------------------------------
                                              Small Cap Value/Berger[RegTM] Fund
--------------------------------------------------------------------------------
                                        International Blend/Bank of Ireland Fund
--------------------------------------------------------------------------------
                                                 TimesSquare Core Plus Bond Fund


[CIGNA Logo]                                                          Prospectus
CIGNA Financial Services                                             May 1, 2002

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime

INTRODUCTION


The funds offered by this prospectus are series of CIGNA Funds Group, a family of mutual funds. Each series, or portfolio, has its own investment strategy and risk/return profile. This prospectus describes the institutional class of each fund.

TABLE OF CONTENTS

Fund Summary................................................................1

Bar Charts and Performance Tables..........................................13

Fees and Expenses of the Funds.............................................24

Investment Information.....................................................26

Other Investment Information: Common Policies..............................39

Management of the Funds....................................................41

Performance of the Funds' Money Managers
With Other Portfolios......................................................45

Pricing of Shares..........................................................52

Purchase and Redemption of Shares..........................................53

Tax Matters................................................................58

Financial Highlights.......................................................59

For More Information...............................................back cover

Fund Summary

Money Market Fund

INVESTMENT OBJECTIVE

To provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A major change in interest rates or a default on the fund's investments could cause you to lose money.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Balanced Fund (sub-advised by Wellington Management)

INVESTMENT OBJECTIVE

Seeks a high total return through capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES


The fund strives for reasonably consistent total returns over a variety of market cycles by investing in a combination of equity securities (primarily common stocks, and to a lesser extent, securities convertible into common stocks), and fixed income securities.


The money manager analyzes the return available from stocks and bonds in deciding how to invest the fund's assets. By investing in both types of securities, the fund attempts to cushion against sharp price movements in both equity and debt securities.

Normally, 60% of fund assets will be invested in equities and 40% of fund assets will be invested in fixed income securities. The money manager has discretion to increase or decrease the weighting in equities and fixed income securities by 10% such that equities could range from 50% to 70% of fund assets and fixed income from 30% to 50% of fund assets. Changes between the two asset classes will be made gradually based on the manager's a) long-term perspective and b) assessment of business, economic and market projections.

In selecting equities for the fund, the money manager generally chooses financially sound, but temporarily out-of-favor companies that may provide above average return potential. The fund's value investment approach is based on fundamental analysis of companies with large market capitalization and estimated below average price to earnings ratios.

Domestic fixed income securities the fund will invest in include obligations of the US government and its agencies, investment grade corporate bonds, asset-backed securities and mortgage backed securities.

The fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally, the foreign fixed income securities the fund will invest in will be dollar denominated bonds issued by foreign governments and corporations.

The fund considers selling securities of issuers that no longer meet the money manager's criteria.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk -- that is, that the price of the securities in a portfolio will rise and fall due to price movements in the securities markets, and the securities held in a fund's portfolio may decline in value more than the overall securities market.

Market risk associated with equity securities such as common stocks is related to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

A value stock may never reach what the money manager believes is its full value, or may even go down in price. Over interim periods, returns from a value based investing style may deviate from general equity market averages.


Market risk associated with bonds is related to the level of interest rates. Generally, as interest rates rise, the market price of a bond falls. (A 7% bond is less valuable once interest rates have risen to 8% and an investor can get a higher return elsewhere.) As interest rates fall, however, the market price of a bond rises. This "inverse" relationship is magnified for bonds with longer maturities. (A bond's maturity is the length of time remaining before the borrower must pay the bondholder the face amount of the bond.)

Since the money manager has discretion to allocate the amounts of equity and debt securities held in the fund, there is an additional risk that the portfolio of the fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

In the long run, a balanced fund may produce more modest returns than riskier stock funds as a trade-off for this potentially lower risk. The amount of income you receive from the fund will also fluctuate.

There are additional risks with investing in foreign countries, specifically economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invested in domestic equity and fixed income securities only.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Large Cap Growth/Morgan Stanley Fund

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Invests primarily in growth-oriented equity securities of large cap U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Normally, the fund will invest at least 80% of its assets in equity securities of large cap companies. The money manager generally considers a company to be a "large cap" company if it has a market capitalization, at time of purchase, of $10 billion or more. The fund emphasizes securities that, in the money manager's opinion, have the potential to exhibit strong earnings growth.

The money manager follows a flexible investment program in looking for companies with above-average capital appreciation potential. The fund focuses on believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The money manager continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The fund generally considers selling securities of issuers that no longer meet the money manager's criteria.

The money manager emphasizes individual security selection and may focus the fund's holdings within the limits permissible for a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. In addition, the fund's market sector, large-capitalization growth-oriented equity securities, may perform less well than other sectors of the overall stock market. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises.

You can lose money by investing in the fund. The fund may not achieve its investment objective.



Large Cap Value/John A. Levin & Co. Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Invests primarily in common stocks of established, large cap U.S. companies. Normally, the fund will invest at least 80% of its assets in equity securities of large cap U.S. companies. The money manager generally considers a company to be a "large cap" company if it has a market capitalization, at time of purchase, of $5 billion or more.

The fund generally purchases stocks when the money manager deems them undervalued relative to their present and/or future prospects and after the stocks have declined from recent highs. The money manager focuses on identifying common stocks whose market price is below what it believes is their present or future value. Often, at the time of purchase, the stocks are out of favor with the investment community.

The money manager follows a "bottom up" research approach, and selects companies with one or more of the following attributes: a strong proprietary product or service; a low share price in relation to cash flow or asset values; a new product or development; or a security offering attractive prospects for long-term returns and the protection of yield.

The fund will generally sell a security when a fundamental weakness or the money manager's anticipation of fundamental weakness or some other negative factor causes the security to fail to meet the fund's expectations, or the security rises in price to a level that the money manager believes is its fair value.

PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


A value stock may never reach what the money manager believes is its full value, or may even go down in price. In the long run, the fund may produce more modest returns than riskier stock funds.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

S&P 500[RegTM] Index Fund

INVESTMENT OBJECTIVE

To achieve long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks.

PRINCIPAL INVESTMENT STRATEGIES


The fund attempts to replicate the composition and total return, reduced by fund expenses, of the S&P 500. Normally, the fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 and long positions in exchange traded contracts on the S&P 500.


PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

The fund is subject to tracking risk, which is the risk that the fund's returns will be less than the returns of the S&P 500.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Small Cap Growth/TimesSquare Fund

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in the common and preferred stocks of small cap U.S. companies. Normally, the fund will invest at least 80% of its assets in equity securities of small cap companies. The money manager, TimesSquare Capital Management, generally considers a company to be a "small cap" company if it has a market capitalization, at time of purchase, of between $50 million and $2 billion. The fund focuses on growing companies involved in new product development and technological breakthroughs.


The money manager:

     o Looks across all sectors of the stock market to find companies that meet the fund's investment criteria -- including strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership.

     o Looks for stocks that have the potential for price appreciation of 50% over the following 18 months and price/ earnings ratios at a discount relative to their earnings growth rates.

     o Will generally sell a security when it no longer meets the fund's investment criteria, when it believes the company issuing the security is unable to sustain a competitive advantage, or the security is overvalued.

PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises.

The fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may under-perform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

You can lose money by investing in the fund. The fund may not achieve its investment objective.


Small Cap Value/Berger[RegTM] Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in common stocks of small U.S. companies whose stock prices are believed to be undervalued. Normally, the fund will invest at least 80% of its assets in equity securities of small cap U.S. companies. The money manager generally considers a company to be a "small cap" company if it has a market capitalization, at time of initial purchase, less than the 12-month average of the maximum market capitalization for companies in the Russell 2000 Index. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Russell 2000 Index is updated monthly.


The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund generally looks for companies with:

     o A low price relative to their assets, earnings, cash flow or business franchise;

     o    Products and services that give them a competitive advantage; and


     o    Quality balance sheets and strong management.

In determining the strength of a company's balance sheet, the money manager will consider factors such as debt to equity ratios and the nature and quality of a company's assets.

The fund will generally sell a security when it no longer meets these investment criteria or when it has met the money manager's expectations for appreciation.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. In addition, a value stock may never reach what the money manager believes is its full value, or may even go down in price.

The fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may under-perform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


As a result of its principal investment strategies, the fund's investments are often focused in a small number of business sectors. This carries the risk associated with the performance of those sectors, which may fluctuate and reduce the investment's value. In addition, the fund may invest in certain securities with unique risks, such as investing in a company that is about to undergo a structural, financial or management change which may significantly affect the value of its securities.


You can lose money by investing in the fund. The fund may not achieve its investment objective.

International Blend/Bank of Ireland Fund

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies located outside the U.S. The fund considers a company to be located outside the U.S. if:

     o    It is organized under the laws of another country;

     o The principal trading market for the company's securities is in another country; or

     o The company derives at least 50% of its revenues or profits from operations in another country or has at least 50% of its assets in another country.

The fund emphasizes medium to large market capitalization companies that the money manager believes are best positioned to take advantage of global change. Normally, the fund will invest at least 90% of its assets in companies with market capitalizations, at time of purchase, over $1 billion which are located outside the U.S. The fund emphasizes companies with substantial size and liquidity, strong balance sheets, proven management and diversified earnings operating in predominantly well-regulated and more stable foreign markets. The fund will typically hold stocks from 70 to 100 issuers.

The money manager focuses on companies with equity securities (primarily common stock) it considers fundamentally undervalued relative to their long-term prospective earnings growth rate, their historic valuation levels and their competitors. The fund will generally sell a security when it no longer meets these investment criteria or when it has met the money manager's expectations for appreciation.

Normally, up to 15% of fund assets may be invested in companies located in emerging markets. Emerging market countries are countries that are included in the Morgan Stanley Capital International Emerging Markets Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

There are additional risks with investing in foreign countries, especially in developing countries -- specifically, economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a domestic stock fund.

Investing in emerging market countries poses risks in addition to those of investing in developed foreign markets. Emerging markets may be more likely to experience volatility than more developed countries.

The fund is subject to currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

TimesSquare Core Plus Bond Fund

INVESTMENT OBJECTIVE

Seeks a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in fixed income securities. Normally, the fund will invest at least 80% of its total assets in fixed income securities issued by U.S. and foreign governments and companies and derivative instruments with similar economic characteristics. For purposes of this policy, Money Market Fund shares will be considered fixed income securities.

Normally, the fund will invest at least 75% of its total assets in fixed income securities that, at the time of purchase, are rated investment grade by either Moody's Investors Service or Standard & Poor's or a similar rating agency or, if unrated, are judged by TimesSquare Capital Management to be of comparable quality.

While seeking high total return, TimesSquare will also seek to maintain an average portfolio yield consistent with the Lehman Brothers Aggregate Bond Index. TimesSquare will seek capital appreciation by identifying securities (primarily fixed income securities) through its sector allocation and security selection process which, in its opinion, may increase in value.

The fund may invest up to 25% of its assets in high-yield, below-investment-grade bonds. These securities are commonly called "junk bonds."

Up to 20% of fund assets may be invested in foreign debt securities of private and governmental issuers denominated in foreign currencies. Dollar denominated foreign securities do not count against this limitation.

When purchasing or selling securities, TimesSquare will analyze market themes, individual security structural features, pricing, trading opportunities and issuer credit quality.

TimesSquare may allocate fund assets across different market sectors and maturities. The average portfolio duration of this fund normally varies between 85% and 115% of the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2002, the duration of the index was 4.54 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. Market risk associated with bonds is related to the level of interest rates. Generally, as interest rates rise, the market price of a bond falls. (A 7% bond is less valuable once interest rates have risen to 8% and an investor can get a higher return elsewhere.) As interest rates fall, however, the market price of a bond rises. This "inverse" relationship is magnified for bonds with longer durations.

The fund is also subject to credit risk, or risk associated with the credit quality of the issuer. Compared to higher-quality debt securities, below-investment-grade bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of below-investment-grade bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or sell. These risks are greater for securities in default.

There are additional risks with investing in foreign countries, such as economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invested in domestic fixed-income securities only.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Bar Charts and Performance Tables

The bar charts and tables shown below provide some indication of the risks of investing in the funds. The bar charts show changes in the performance of the funds' shares from year to year over a 10-year period, or life of the fund, whichever is shorter.

The tables show how the funds' average annual returns for one, five and 10 years (or life of the fund, whichever is shorter) compare to those of a broad measure of market performance.

The tables present returns for the funds both before and after taxes. The after-tax returns are shown in two ways:

(1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and

(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale).

Please note that your actual after-tax returns will depend upon your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

A fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                                Money Market Fund
                               Annual Total Return

1992    3.36%
1993    2.39%
1994    3.43%
1995    5.33%
1996    4.91%
1997    5.27%
1998    5.18%
1999    4.87%
2000    6.12%
2001    3.81%

Best Quarter       9/30/2000         1.57%
Worst Quarter     12/31/2001         0.54%

Money Market Fund
Average Annual Total Returns

for the periods ended December 31, 2001

                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------
Money Market Fund                  3.81%          5.14%          4.50%
-------------------------------------------------------------------------
3-Month U.S. Treasury Bills        4.09%          5.01%          4.69%
-------------------------------------------------------------------------

The Money Market Fund's seven-day annualized yield as of December 31, 2001 was 1.65%.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                                  Balanced Fund
                     (sub-advised by Wellington Management)*
                               Annual Total Return

2001    -1.67%

Best Quarter      12/31/2001         6.25%
Worst Quarter      9/30/2001        -7.82%

Balanced Fund (sub-advised by Wellington Management)*
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 20, 2000)
*Wellington Management began managing the fund on October 1, 2001.

                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                             -1.67%          0.99%
Return After Taxes on Distributions             -2.53%         -0.05%
Return After Taxes on Distributions and
Sale of Fund Shares                             -1.02%          0.28%
------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                      -11.88%         -9.89%
------------------------------------------------------------------------
60% Russell 1000 Index
and 40% Lehman Brothers
Aggregate Bond Index
(reflects no deduction for fees, expenses
or taxes)                                       -4.06%         -1.90%
------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                      Large Cap Growth/Morgan Stanley Fund
                               Annual Total Return

2001    -14.68%

Best Quarter      12/31/2001       12.90%
Worst Quarter      3/31/2001      -21.97%

Large Cap Growth/Morgan Stanley Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 20, 2000)

                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                            -14.68%        -14.09%
Return After Taxes on Distributions            -14.68%        -14.09%
Return After Taxes on Distributions and
Sale of Fund Shares                             -8.94%        -11.11%
------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                      -11.88%         -9.89%
------------------------------------------------------------------------
Russell 1000 Growth Index
(reflects no deduction for fees, expenses
or taxes)                                      -20.42%        -22.10%
------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                    Large Cap Value/John A. Levin & Co. Fund
                               Annual Total Return

2001    -4.21%

Best Quarter      12/31/2001        12.60%
Worst Quarter      9/30/2001       -11.34%

Large Cap Value/John A. Levin & Co. Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 20, 2000)

                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                             -4.21%          4.64%
Return After Taxes on Distributions             -4.76%          3.30%
Return After Taxes on Distributions and
Sale of Fund Shares                             -2.56%          3.07%
------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                      -11.88%         -9.89%
------------------------------------------------------------------------
Russell 1000 Value Index
(reflects no deduction for fees, expenses
or taxes)                                       -5.59%          1.57%
------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                              S&P 500(R) Index Fund
                               Annual Total Return

1998     28.28%
1999     20.66%
2000     -9.24%
2001    -12.08%

Best Quarter      12/31/1998      21.31%
Worst Quarter      9/30/2001     -14.74%

S&P 500[RegTM] Index Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations July 1, 1997)

                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                            -12.08%          7.09%
Return After Taxes on Distributions            -12.65%          5.93%
Return After Taxes on Distributions and
Sale of Fund Shares                             -7.35%          5.60%
------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                      -11.88%          7.33%
------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                        Small Cap Growth/TimesSquare Fund
                               Annual Total Return

2001    -9.09%

Best Quarter      12/31/2001      20.92%
Worst Quarter      3/31/2001     -20.09%

Small Cap Growth/TimesSquare Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 21, 2000)

                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                             -9.09%          0.70%
Return After Taxes on Distributions             -9.09%          0.43%
Return After Taxes on Distributions and
Sale of Fund Shares                             -5.54%          0.44%
------------------------------------------------------------------------
Russell 2000 Growth Index
(reflects no deduction for fees, expenses
or taxes)                                       -9.23%        -19.09%
------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                         Small Cap Value/Berger(R) Fund
                               Annual Total Return

2001    21.78%

Best Quarter      12/31/2001      25.42%
Worst Quarter      9/30/2001     -19.68%

Small Cap Value/Berger[RegTM] Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 20, 2000)

                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                             21.78%         26.23%
Return After Taxes on Distributions             16.50%         20.37%
Return After Taxes on Distributions and
Sale of Fund Shares                             13.93%         18.48%
------------------------------------------------------------------------
Russell 2000 Value Index
(reflects no deduction for fees, expenses
or taxes)                                       14.03%         17.96%
------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                    International Blend/Bank of Ireland Fund
                               Annual Total Return

2001    -19.85%

Best Quarter      12/31/2001       8.05%
Worst Quarter      3/31/2001     -14.24%

International Blend/Bank of Ireland Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 24, 2000)

                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                            -19.85%        -12.59%
Return After Taxes on Distributions            -20.19%        -13.16%
Return After Taxes on Distributions and
Sale of Fund Shares                            -12.09%        -10.19%
------------------------------------------------------------------------
Morgan Stanley Capital International
EAFE Index
(reflects no deduction for fees, expenses
or taxes)                                      -21.44%        -16.46%
------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                         TimesSquare Core Plus Bond Fund
                               Annual Total Return

2000    9.93%
2001    8.80%

Best Quarter      12/31/2000       3.73%
Worst Quarter      6/30/2001       0.77%

TimesSquare Core Plus Bond Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations December 31, 1999)

                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                              8.80%          9.36%
Return After Taxes on Distributions              4.19%          5.60%
Return After Taxes on Distributions and
Sale of Fund Shares                              5.44%          5.68%
------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses
or taxes)                                        8.44%         10.01%
------------------------------------------------------------------------

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder Fees (All Funds)
(fees paid directly from your investment)

  Maximum sales charge (load) imposed on purchases ......... None
  Maximum deferred sales charge (load) ..................... None
  Redemption fee ........................................... None
  Exchange fee ............................................. None

                                             Balanced         Large Cap       Large Cap
                                            Fund (sub-         Growth/          Value/
                              Money         advised by         Morgan          John A.
                             Market         Wellington         Stanley         Levin &
                              Fund          Management)         Fund           Co. Fund
----------------------------------------------------------------------------------------
Management Fees                0.35%            0.75%            0.80%           0.75%
----------------------------------------------------------------------------------------
Distribution & Service
(12b-1) Fees                   None             None             None            None
----------------------------------------------------------------------------------------
Other Expenses                 0.14%            0.97%            1.38%           0.72%
----------------------------------------------------------------------------------------
Total Gross
Annual Fund
Operating Expenses             0.49%            1.72%            2.18%           1.47%
----------------------------------------------------------------------------------------
Waiver of
Fund Expenses(1)              -0.04%           -0.92%           -1.38%          -0.67%
----------------------------------------------------------------------------------------
Total Actual Fund
Operating Expenses             0.45%            0.80%            0.80%           0.80%
----------------------------------------------------------------------------------------

                                           Small Cap      Small Cap     International   TimesSquare
                         S&P500[RegTM]      Growth/         Value/        Blend/Bank     Core Plus
                             Index        TimesSquare   Berger[RegTM]     of Ireland        Bond
                              Fund           Fund            Fund            Fund           Fund
----------------------------------------------------------------------------------------------------
Management Fees               0.25%           1.00%          1.00%           1.00%          0.60%
----------------------------------------------------------------------------------------------------
Distribution & Service
(12b-1) Fees                  None            None           None            None           None
----------------------------------------------------------------------------------------------------
Other Expenses                0.19%           0.75%          0.70%           1.55%          0.20%
----------------------------------------------------------------------------------------------------
Total Gross
Annual Fund
Operating Expenses            0.44%           1.75%          1.70%           2.55%          0.80%
----------------------------------------------------------------------------------------------------
Waiver of
Fund Expenses(1)             -0.19%          -0.70          -0.65%          -1.50%         -0.35%
----------------------------------------------------------------------------------------------------
Total Actual Fund
Operating Expenses            0.25%           1.05%          1.05%           1.05%          0.45%
----------------------------------------------------------------------------------------------------

(1) TimesSquare has contractually agreed, until April 30, 2003, to waive management fees and reimburse the funds if and to the extent total fund operating expenses exceed the following percentages of average daily net assets for each fund:

   Money Market Fund                                          0.45%
   Balanced Fund (sub-advised by Wellington Management)       0.80%
   Large Cap Growth/Morgan Stanley Fund                       0.80%
   Large Cap Value/John A. Levin & Co. Fund                   0.80%
   S&P 500[RegTM] Index Fund                                  0.25%
   Small Cap Growth/TimesSquare Fund                          1.05%
   Small Cap Value/Berger[RegTM] Fund                         1.05%
   International Blend/Bank of Ireland Fund                   1.05%
   TimesSquare Core Plus Bond Fund                            0.45%

Reimbursement arrangements can decrease a fund's expenses and boost its performance.

TimesSquare retains the ability to be repaid by a fund if a fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses fund operating expenses.

EXAMPLE

These examples are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that:

     o    You invest $10,000 in the fund for the time periods indicated;

     o    Your investment has a 5% return each year; and

     o Each fund's operating expenses reflect contractual expense limitations only for the first year. After the first year, the example does not take into consideration TimesSquare's agreement to reduce fund expenses, and assumes that a fund's operating expenses remain the same in each year of the applicable period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year   3 years   5 years   10 years
-------------------------------------------------------------------
Money Market Fund             $ 46      $153    $  270     $  612
-------------------------------------------------------------------
Balanced Fund (sub-
advised by Wellington
Management)                   $ 82      $452    $  847     $1,954
-------------------------------------------------------------------
Large Cap Growth/
Morgan Stanley Fund           $ 82      $549    $1,043     $2,405
-------------------------------------------------------------------
Large Cap Value/John
A. Levin & Co. Fund           $ 82      $399    $  739     $1,700
-------------------------------------------------------------------
S&P 500[RegTM] Index Fund     $ 26      $122    $  227     $  536
-------------------------------------------------------------------
Small Cap Growth/
TimesSquare Fund              $107      $483    $  883     $2,004
-------------------------------------------------------------------
Small Cap Value/
Berger[RegTM] Fund            $107      $472    $  862     $1,954
-------------------------------------------------------------------
International Blend/
Bank of Ireland Fund          $107      $650    $1,220     $2,773
-------------------------------------------------------------------
TimesSquare Core Plus
Bond Fund                     $ 46      $220    $  410     $  957
-------------------------------------------------------------------

Investment Information

Objectives, Strategies and Related Risks

Money Market Fund

The fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The fund invests in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the fund may invest in other money market instruments such as asset-backed securities, bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denominated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks.

The fund purchases commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.

The fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. The fund classifies captive finance companies or finance subsidiaries, which exist to facilitate the marketing and financial activities of their parent in the industry of their parent's corporation.

In addition, the fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT POLICIES

The fund may follow operational policies that are more restrictive than the investment limitations as set forth in this prospectus and the Statement of Additional Information in order to comply with applicable laws and regulations governing money market funds, including the provisions of and regulations under the Investment Company Act of 1940 (the 1940 Act). In particular, the fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar- weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.

Pursuant to procedures adopted by the fund's Board of Trustees, the fund may purchase only high quality securities that TimesSquare believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by TimesSquare.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g. Standard & Poor's A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., Standard & Poor's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest of the ratings in order for TimesSquare to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of Trustees, TimesSquare may determine that an unrated security is of equivalent quality to a rated first or second tier security.

The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders. The fund will notify shareholders of any material changes.

The fund is not intended for investors seeking capital appreciation. Investment professionals generally consider money market funds conservative and safe investments. However, as with all types of securities investing, investments in the fund are not guaranteed and do present risk of loss. The fund will not reimburse you for any losses.

In addition to the principal risks discussed in the Fund Summary, the fund is subject to:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other money market funds.

     o Investment style risk, which is the risk that returns from short-term, high-quality money market instruments will trail returns from other asset classes.

Balanced Fund (sub-advised by Wellington Management)

The fund's objective is to seek a high total return through capital appreciation and current income.

The fund strives for reasonably consistent total returns over "up" and "down" market cycles.

     The fund may invest in:

     o equity securities which are traded on a domestic securities exchange or on the over-the-counter market, although the fund may also invest in securities traded on foreign stock exchanges

     o    investment grade corporate debt obligations

     o    obligations of the U.S. Government and its agencies

     o    asset backed and mortgage backed securities

     o up to 15% of fund assets may be invested in foreign equity securities including American and Global Depositary Receipts and U.S. dollar denominated investment grade debt securities issued by foreign governments and corporations.

With respect to the fund's investments in value style equities, the fund focuses on large capitalization, highly liquid, seasoned companies. The fund may also purchase the stocks of smaller companies. The market risk for investments in smaller companies is higher than for larger companies. Stock prices for smaller companies may change more, and more quickly, over short time periods.

The domestic fixed income securities the fund will acquire will be obligations of the U.S. Government and its agencies, and corporate bonds rated in one of the four highest ratings of corporate obligations by Moody's Investor Services, Inc. or Standard & Poor's or, if not rated, in the money manager's opinion, having comparable investment characteristics to those in the top four ratings. The fund may also invest in asset backed and mortgage backed securities.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:

     o Credit risk, which is the risk that the issuer or guarantor of a fixed income security is unable or unwilling to meet its obligations to pay principal and interest.

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from value stocks and fixed income securities in which the fund invests will trail returns from other asset classes or the overall stock market.

     o Currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

Large Cap Growth/Morgan Stanley Fund

The fund's objective is to seek long-term capital appreciation.

The money manager seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. These include U.S. common stock, securities convertible into common stock, rights, warrants and preferred stock.

Normally, up to 15% of fund assets may be held in cash or cash equivalents.

Up to 25% of fund assets may be invested in foreign securities and American and Global Depositary Receipts.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Risks associated with investing in foreign countries, such as economic, information, political and transaction risks.

     As a result of these additional risks, the fund may be more volatile than a fund that invests in domestic securities only.

Large Cap Value/John A. Levin & Co. Fund

The fund's objective is to seek long-term capital appreciation.

The fund's primary strategy is to invest mainly in common stocks of established, large U.S. companies. The fund may also invest in securities that are convertible to common stocks.

     The fund normally invests:

     o 80% to 100% of assets in large capitalization equity securities, with an emphasis on New York Stock Exchange issues.

     o    Up to 15% of assets in cash and cash equivalents.

     o Up to 15% of fund assets in convertible securities. These securities are purchased as a means of managing the risk inherent in the underlying common stocks.

Although the fund does not make significant investments in securities of companies based outside the United States, it may invest up to 20% of its assets in foreign securities.

Typically, the fund holds between 45 and 70 securities, which may include American Depository Receipts.

Generally, the fund does not invest more than 5% of total assets in any single investment.

In addition to the additional risks discussed in the Fund Summary, the fund is also subject to the following risks:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from large capitalization value stocks will trail returns from other asset classes or the overall stock market.

     o Risks associated with investing in foreign countries, such as economic, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invests in domestic securities only.

S&P 500[RegTM] Index Fund

The objective of the fund is long-term growth of capital by investing principally in common stocks of companies in the S&P 500.

The S&P 500 includes 500 selected common stocks, most of which are listed on the New York Stock Exchange. Each stock in the Index has a unique weighting, depending on the number of shares outstanding and its current prices. The 500 stocks in the S&P 500 are chosen by Standard & Poor's based on industry representation, liquidity and stability. The stocks in the S&P 500 are not the 500 largest companies. Rather, the Index is designed to capture the returns of many different sectors of the U.S. economy.

While the fund seeks to match the performance of the S&P 500, its stock portfolio performance may not match that of the S&P 500 exactly. For example, the fund's performance will reflect deductions for advisory fees and other expenses that are not deducted from the performance figures reported for the S&P
500. In addition, while TimesSquare generally will seek to match the composition of the S&P 500 as closely as possible, it may not always invest the fund's stock portfolio to mirror the S&P 500 exactly. For instance, the fund may at times have its portfolio weighted differently from the S&P 500 because of the difficulty and expense of executing relatively small stock transactions. Under normal conditions, the fund anticipates holding at least 480 of the S&P 500 issues.

The fund may also invest in stock index futures contracts and related options and in certain short-term fixed income securities (including variable and floating rate instruments or demand instruments) such as U.S. Government obligations and repurchase agreements, pending investment in common stocks of companies in the S&P 500 or to meet anticipated short-term cash needs such as dividend payments or redemptions of shares. The percentage of the fund's assets invested in various types of securities will vary in light of existing economic conditions and other factors as determined by the portfolio manager.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the record or beneficial owners of shares of the fund or any member of the public regarding the advisability of investing. in securities generally, or in the fund particularly, or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to TimesSquare or the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to TimesSquare or the fund. S&P has no obligation to take the needs of TimesSquare or the fund or the records or beneficial owners of the fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the valuation of the fund or the pricing of the fund's shares or in the determination or calculation of the equation by which the fund's portfolio investments are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by TimesSquare, record or beneficial owners of the fund, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to investment style risk, which is the risk that returns from an index fund investing in the S&P 500 Index will trail returns from other asset classes or the overall stock market.

Small Cap Growth/TimesSquare Fund

The fund's objective is to seek long-term capital appreciation.

TimesSquare Capital Management, Inc.:

     o Evaluates all sectors of the stock market to find companies that meet the fund's investment criteria.

     o May also invest in American Depositary Receipts listed and traded on a registered U.S. stock exchange.

     o Builds diversification into the fund through the use of sector and security weighting limitations. Generally, the fund will not invest more than 5% of assets in any one security.

     o Normally, may invest up to 10% of fund assets in cash and cash equivalents.

In addition to the principal risks discussed in Fund Summary, the fund is also subject to:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from small capitalization growth stocks will trail returns from other asset classes or the overall stock market.

Small Cap Value/Berger[RegTM] Fund

The fund's objective is to seek long-term capital appreciation.

The money manager's philosophy is to weigh a security's downside risk before considering its upside potential. While the fund's investment objective is long-term capital appreciation, this philosophy may help provide an element of capital preservation.

The fund is invested primarily in the common stock of small cap companies. Permitted investments also include preferred and convertible securities and American Depositary Receipts and stock of foreign issuers listed and traded on registered U.S. stock exchanges. The fund will typically be comprised of 55 to 66 holdings. Up to 15% of the fund's holdings may be in cash and cash equivalents.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from small capitalization value stocks will trail returns from other asset classes or the overall stock market.

International Blend/Bank of Ireland Fund

The fund's objective is to seek long-tem capital appreciation.

The money manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the money manager then selects individual companies it believes are best positioned to take advantage of opportunities presented by these themes.

Up to 10% of the fund's assets may be held in cash or cash equivalents. Cash equivalents may be dollar or non-dollar denominated. The fund may invest in forward foreign currency contracts to hedge currency risks. Normally, the fund will invest no more than 25% of its assets in these contracts.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:

     o Investments in securities of companies located outside the U.S. can be more volatile than investments in U.S. companies. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets may have less trading volume and less liquidity than U.S. markets. Foreign companies generally are not subject to uniform accounting and financial reporting standards like those in the U.S. Transaction costs are generally higher than those in the U.S. Custodial expenses for foreign securities may be greater than those for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes may be recoverable, the taxes will reduce the income received by the fund in such countries.

     o Investments in emerging markets countries can be considered speculative and may offer higher potential for gains and losses than investments in developed markets of the world. With respect to emerging markets countries, the risks associated with foreign investing are greater. The economies of emerging markets countries generally are heavily dependent on international trade and may be adversely affected by trade barriers, exchange or currency controls, managed adjustments in currency values and other measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability issuers in emerging markets countries may be more precarious than in other countries. There is usually more price volatility in emerging markets countries, which may be magnified by currency fluctuations.

     o Investment style risk, which is the risk that returns from foreign stocks will trail returns from other asset classes or the overall stock market. Foreign stocks may not move in concert with the U.S. markets.

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

TimesSquare Core Plus Bond Fund

The fund's objective is to seek a high level of total return.

STRATEGY/PHILOSOPHY

TimesSquare's fixed income investment philosophy is based on the belief that market inefficiencies exist due to varying investor objectives and time horizons. The fund capitalizes on market inefficiencies by identifying market cycles, making tactical and decisive sector allocations, and selecting securities through a disciplined process.

The fund will invest in a broad array of fixed income sectors including government and agency securities, corporate bonds, and securitized bonds such as mortgage backed and asset backed securities, and may also invest in other instruments such as convertible bonds and preferred stock. Many types of debt securities, including mortgage-backed and asset-backed securities, carry prepayment risk, which is the risk that the issuer of the security repays principal prior to a security's maturity. When interest rates decline, borrowers may pay off their obligations sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

The fund invests primarily in investment grade bonds, which include obligations of the U.S. government and its agencies, and corporate bonds rated Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard & Poor's or, if not rated, in TimesSquare's opinion, having similar investment characteristics to bonds rated Baa3 or BBB- or higher. The fund may invest up to 25% of its assets in below investment grade securities.

The fund may invest in derivative instruments, such as options, futures and forward contracts and swap agreements. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as a part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.

Investing in derivatives carries the risk that the fund could lose more than the principal amount invested in the derivative instrument. Derivatives are subject to a number of risks, such as interest rate, credit and liquidity risk, which is the risk that a particular investment may be difficult to purchase or sell. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, currency or index.

DECISION-MAKING PROCESS

Investment decisions for the fund follow a three-stage process.

First, the portfolio managers and the strategy team identify key global and macroeconomic themes they anticipate will drive the fixed income markets. For example, the team analyzes liquidity trends, monetary and fiscal policy, capital flows, business cycles, and global indicators such as yield curves and currency dynamics.

Next, the market themes are translated into portfolio strategies and sector allocations that are designed to add value and diversify risk. Various strategies are analyzed and the investment team selects the appropriate allocation within the risk/ reward tolerances for the fund.

Finally, sector specialists buy or sell securities to implement the sector allocations. The specific investment choices are based on fundamental industry analysis (such as company business prospects, earnings, credit risk and evaluation of management), independent research, and assessment of credit spreads, liquidity and risk associated with ratings changes.

In addition to the principal risks discussed in the Fund Summary and in the discussion above, the fund is also subject to the following risks:

     o Credit risk, which is the risk that the issuer or guarantor of a fixed income security is unable or unwilling to meet its obligations to pay principal and interest.

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from investment grade and below investment-grade fixed income securities will trail returns from other asset classes or the overall securities markets.

     o Sector allocation risk, which is the risk that returns from certain sectors of fixed income securities will trail the returns from other sectors.

     o Currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

Other Investment Information

Common Policies Applicable to All Funds

DERIVATIVE STRATEGIES

The funds (except for the Money Market Fund) may use derivatives such as forward foreign currency contracts, swaps, futures contracts and options to try to reduce risk or for speculative purposes to increase return consistent with each particular fund's overall investment objective and policies. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), a foreign currency or a market index (such as the S&P 500). All of the funds (except the Money Market Fund and the S&P 500[RegTM] Index Fund) may hedge currency risk (risk associated with rises in the value of the U.S. dollar versus foreign currencies) through the use of forward foreign currency contracts and options. Funds may also use futures contracts and options to hedge price risk (risk associated with price changes in current or intended investments in securities) of fund holdings, to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in securities, and to reduce fund transaction costs by buying futures instead of actual securities when futures are favorably priced.

There is no guarantee that the funds' derivative strategies will work, or that a fund may not lose money as a result of using these strategies. A fund may lose more than the principal amount invested in a derivative instrument. Derivatives are subject to a number of risks, such as the risk that the derivative instrument may be difficult to purchase or sell, and that it might not correlate perfectly with the underlying asset, rate, index or currency.

TEMPORARY, DEFENSIVE POSITIONS

The funds (except for the Money Market Fund) may from time to time take temporary defensive positions that are inconsistent with their principal investment strategies by investing up to 100% of their respective assets in cash and short- and medium-term fixed income securities in attempting to respond to adverse market, economic, political or other conditions. If a fund takes a temporary defensive position it may not achieve its investment objective. The S&P 500[RegTM] Index Fund will take temporary defensive positions only in extraordinary circumstances.

SHORT-TERM INVESTMENTS

The funds (except the Money Market Fund) may, pursuant to an order obtained by CIGNA Funds Group from the Securities and Exchange Commission, invest their cash balances that have not been invested in portfolio securities in the Money Market Fund. To avoid double advisory fees, TimesSquare will waive or credit its advisory fee for each fund investing in the Money Market Fund by the amount of the advisory fee incurred by the fund in connection with its investment in the Money Market Fund.

PORTFOLIO TURNOVER

Consistent with its investment policies, a fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause a fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

CHANGES IN POLICIES

The funds' Trustees may change the funds' investment strategies and other policies without shareholder approval. A fund may not change its investment objective or certain restrictions identified as fundamental in the Statement of Additional Information without shareholder approval.

Some of the funds have adopted policies to invest at least 80% of their assets in equity securities of companies considered "small cap" or "large cap". The money managers of these funds may adjust their definition of "small cap" and "large cap" annually based on their assessment of the capitalization range of companies which possess the fundamental characteristics of small cap or large cap companies, as the case may be.

Management of the Funds

The investment adviser to the funds is TimesSquare Capital Management, Inc. TimesSquare also serves as investment adviser for other investment companies, and for a number of pension, advisory, corporate and other accounts. As of December 31, 2001, TimesSquare managed assets of approximately $47.5 billion. TimesSquare's address is Four Times Square, 25th Floor, New York, NY 10036.

TimesSquare determines what investments shall be purchased, held, sold or exchanged by the Money Market Fund, the TimesSquare Core Plus Bond Fund, the Small Cap Growth/TimesSquare Fund and the S&P 500[RegTM] Index Fund.

The Balanced Fund and the Large Cap Growth, Large Cap Value, Small Cap Value and International Blend Funds (the "Sub-Advised Equity Funds") use sub-advisers. Each sub-adviser has the responsibility for determining what investments shall be purchased, held, sold or exchanged for its particular fund. TimesSquare is responsible for selecting and monitoring the performance of the sub-advisers, and for overall management of the business affairs of all the funds. TimesSquare has ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination, and replacement.

As full compensation for the investment management and all other services rendered by TimesSquare, the funds pay TimesSquare based on a percentage of each fund's average net assets, as follows:

Fund                                         Advisory Fee Rate
--------------------------------------------------------------
Money Market Fund                                  0.35%
--------------------------------------------------------------
Balanced Fund (sub-advised by
Wellington Management)                             0.75%
--------------------------------------------------------------
Large Cap Growth/Morgan Stanley Fund               0.80%
--------------------------------------------------------------
Large Cap Value/John A. Levin & Co. Fund           0.75%
--------------------------------------------------------------
S&P 500[RegTM] Index Fund                          0.25%
--------------------------------------------------------------
Small Cap Growth/TimesSquare Fund                  1.00%
--------------------------------------------------------------
Small Cap Value/Berger[RegTM] Fund                 1.00%
--------------------------------------------------------------
International Blend/Bank of Ireland Fund           1.00%
--------------------------------------------------------------
TimesSquare Core Plus Bond Fund                    0.60%
--------------------------------------------------------------

Sub-Advisers

TimesSquare hires investment sub-advisers who independently manage the investment operations of the Balanced Fund and the Sub-Advised Equity Funds and determine what investments those funds will purchase and sell. These sub-advisers, and the funds they manage, are:

BALANCED FUND (SUB-ADVISED BY WELLINGTON MANAGEMENT)

Wellington Management Company, LLP ("Wellington Management") has its principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2001, Wellington Management held investment management authority with respect to over $311 billion of assets.

LARGE CAP GROWTH/MORGAN STANLEY FUND

Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2001, Morgan Stanley Investment Management, together with its affiliated asset management companies, managed assets of approximately $415.9 billion.

LARGE CAP VALUE/JOHN A. LEVIN & CO. FUND

John A. Levin & Co, One Rockefeller Plaza, 19th Floor, New York, New York 10020, is an advisory firm founded in 1982. As of December 31, 2001, Levin managed approximately $14.3 billion in assets.

SMALL CAP VALUE/BERGER[RegTM] FUND

Berger Financial Group LLC, 210 University Boulevard, Suite 800, Denver, Colorado 80206 serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger has been in the investment advisory business for 26 years. As of December 31, 2001, Berger managed approximately

$8.7 billion in assets. Berger has in turn hired Perkins, Wolf, McDonnell & Company ("PWM"), 310 S. Michigan Ave., Suite 2600, Chicago, Illinois, 60604 to manage the investment operation of the fund. PWM also sub-advises the Berger Small Cap Value Fund. As of December 31, 2001, PWM managed approximately $4.3 billion in assets.

INTERNATIONAL BLEND/BANK OF IRELAND FUND

Bank of Ireland Asset Management (U.S.) Limited ("BIAMU.S."), 75 Holly Hill Lane, Greenwich, CT 06830 (North American office); 26 Fitzwilliam Place, Dublin 2, Ireland (Ireland office). BIAMU.S. serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As of December 31, 2001, BIAMU.S. managed approximately $24.9 billion in assets.

TimesSquare (not the funds) pays each sub-adviser its respective sub-advisory fee.

The funds received an exemptive order from the Securities and Exchange Commission that permits the funds, without prior approval from shareholders, to change the terms of an advisory agreement with a sub-adviser or hire a new sub-adviser, either as a replacement for an existing sub-adviser or as an additional sub-adviser. Any significant change in a fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the funds' overall investment adviser, TimesSquare may provide investment advisory services to each fund at any time.

None of the funds offered by this prospectus are clones or replicas of any other funds managed by any of the money managers.

Portfolio Managers

These are the individuals (or teams) primarily responsible for management of the funds.

BALANCED FUND (SUB-ADVISED BY WELLINGTON MANAGEMENT)

John R. Ryan, CFA, Senior Vice President and Managing Partner of Wellington Management, coordinates the overall management of the fund. The firm's Value/Yield Team, led by portfolio manager John R. Ryan, manages the equity component of the fund. Mr. Ryan has been an investment professional since 1981. He holds a B.S. from Lehigh University and a M.B.A. from University of Virginia's Darden Graduate School of Business.

Thomas L. Pappas, CFA, Senior Vice President and Partner of Wellington Management, manages the fixed income portion of the fund. Mr. Pappas is also the chairman of the firm's Core Bond and Mortgage Strategy Groups and a member of the Global Balanced Strategy Group. An investment professional since 1983, Mr. Pappas received his B.A. from Tufts University and M.S. from MIT's Sloan School of Management.

LARGE CAP GROWTH/MORGAN STANLEY FUND

Morgan Stanley Investment Management's Large Cap Growth Team manages the fund's assets. Current members of the team include William Auslander, Managing Director, Jeffrey Alvino, Executive Director and Peter Dannenbaum, Executive Director.

LARGE CAP VALUE/JOHN A. LEVIN & CO. FUND

DANIEL THERIAULT, JOHN (JACK) W. MURPHY, AND JOHN A. LEVIN. Messrs. Theriault and Murphy are Senior Portfolio Managers at Levin. Mr. Levin is Chairman and Chief Executive Officer of John A. Levin & Co., Inc. Mr. Theriault has served in his present capacity with Levin since 1997. From 1995 to 1997, Mr. Theriault was employed by T. Rowe Price Associates and served as President and portfolio manager of T. Rowe Price Financial Services Fund. He received a B.S. from Boston College. Mr. Murphy has been with Levin since 1995. Previously, he was an analyst at Prudential Securities and worked at Bain & Co., a management consulting firm. He received a B.S. from Bryant College and a M.B.A. from Northeastern University. Mr. Levin founded the firm in 1982 and has been in the investment industry since 1964. He holds B.S. and L.L.B. degrees from Yale University.

SMALL CAP GROWTH/TIMESSQUARE FUND

GRANT R. BABYAK AND YVETTE C. BOCKSTEIN. Mr. Babyak and Ms. Bockstein joined TimesSquare in 2000 as Managing Directors. Previously, they were Senior Vice Presidents of Fiduciary Trust Company International. Mr. Babyak joined

Fiduciary in 1996 and Ms. Bockstein joined Fiduciary in 1978. Before joining Fiduciary, Mr. Babyak was a portfolio manager with Avatar Investor Associates. An investment professional since 1988, Mr. Babyak is responsible for managing institutional portfolios in the small capitalization sector. Mr. Babyak received a B.A. from Yale University and an M.B.A. from New York University - Stern School of Business. Ms. Bockstein is responsible for managing institutional portfolios. Ms. Bockstein holds a B.A. from UCLA and a Certificate en Sciences Economiques from the Universite de Bruxelles.

SMALL CAP VALUE/BERGER[RegTM] FUND

ROBERT H. PERKINS AND THOMAS M. PERKINS. Bob Perkins has managed the fund since its inception. Bob Perkins has been employed by Perkins, Wolf, McDonnell & Company since 1980 and serves as President and Director of PWM. As lead manager, Bob Perkins is responsible for the daily decisions of the fund's security selection. Thomas Perkins also serves as investment manager for the fund. He has been an investment manager since 1974. Thomas Perkins has been employed by PWM as a portfolio manager since 1998. From 1994 to 1998, Thomas Perkins was an investment manager with Alliance Capital Management.

INTERNATIONAL BLEND/BANK OF IRELAND FUND

All investment decisions are made by a team of Bank of Ireland Asset Management (U.S.) Ltd. Investment professionals.


TIMESSQUARE CORE PLUS BOND FUND

TimesSquare's Fixed Income Team manages the assets of the fund.


Performance of the Funds' Money Managers With Other Portfolios


The following tables reflect past investment performance of composites of portfolios managed by the funds' money managers. Each composite includes all discretionary, fee-paying accounts and mutual funds managed by the respective fund's money manager, all of which have substantially similar investment objectives, policies and strategies as the corre-sponding fund. The tables show the average annualized total returns for the one-, three-, five- and ten-year (or life of the composite, if shorter) periods ended December 31, 2001. The composite performance information data is provided to illustrate the past performance of the money managers in managing substantially similar accounts as measured against specified market indices and does not represent the past performance of the funds. These performance figures are based on the actual investment performance of the composites, net of all fees and expenses (except that for private accounts custodial fees were not included in the calculations) and any applicable sales loads, or are based on performance net of the highest fees and expenses charged to any account in the composite. Fund advisory fees and other expenses generally are higher than the fees on the accounts included in the composites. Therefore, fund returns will generally be lower than composite returns. Investors should not consider this performance data as fund performance, or an indication of future performance of the funds.

Large Cap Growth Composite

Corresponding Fund:    Large Cap Growth/Morgan Stanley Fund

Money Manager:         Morgan Stanley Investment Management Inc.

Composite Inception:   December 21, 1984

Size of Composite
on Inception:          $31.6 million

Number of Accounts
in Composite on
December 31, 2001:     30

Size of Composite on
December 31, 2001:     $3.61 billion
----------------------------------------------------------------

                         1 year        3 years      5 years     10 years
-------------------------------------------------------------------------
Composite                -14.40%        2.31%        11.56%      14.39%
-------------------------------------------------------------------------
Large Cap Growth/
Morgan Stanley Fund      -14.68%          NA            NA          NA
-------------------------------------------------------------------------
S&P 500 Index(1)         -11.88%       -1.03%        10.70%      12.93%
-------------------------------------------------------------------------

Large Cap Value Composite

Corresponding Fund:    Large Cap Value/John A. Levin & Co. Fund

Money Manager:         John A. Levin & Co.

Composite Inception:   September 30, 1986

Size of Composite
on Inception:          $122 million

Number of Accounts
in Composite on
December 31, 2001:     120

Size of Composite on
December 31, 2001:     $4.4 billion
---------------------------------------------------------------

                         1 year        3 years      5 years     10 years
-------------------------------------------------------------------------
Composite                 -4.29%        9.29%        13.60%      14.87%
-------------------------------------------------------------------------
Large Cap Value/
John A. Levin & Co.
Fund                      -4.21%          NA            NA          NA
-------------------------------------------------------------------------
Russell 1000 Value
Index(3)                  -5.59%        2.74%        11.13%      14.14%
-------------------------------------------------------------------------
S&P 500 Index(1)         -11.88%       -1.03%        10.70%      12.93%
-------------------------------------------------------------------------

Small Cap Value Composite

Corresponding Fund:    Small Cap Value/Berger[RegTM] Fund

Money Manager:         Berger Financial Group LLC

Composite Inception:   January 1, 1998

Size of Composite
on Inception:          $19 million

Number of Accounts
in Composite on
December 31, 2001:     2

Size of Composite on
December 31, 2000:     $583 million
----------------------------------------------------------

                                                                 Since
                                         1 year     3 years    Inception
------------------------------------------------------------------------
Composite(4)                              21.52%      23.20%     16.94%
------------------------------------------------------------------------
Small Cap Value/ Berger[RegTM] Fund       21.78%         NA         NA
------------------------------------------------------------------------
Russell 2000 Value Index(5)               14.03%      11.33%      6.59%
------------------------------------------------------------------------

International Blend Composite

Corresponding Fund:    International Blend/Bank of Ireland Fund

Money Manager:         Bank of Ireland
                       Asset Management (U.S.) Limited

Composite Inception:   January 1, 1990

Size of Composite
on Inception:          $1 million

Number of Accounts
in Composite on
December 31, 2001:     104

Size of Composite on
December 31, 2001:     $20.6 billion
---------------------------------------------------------------

                            1 year      3 years   5 years     10 years
----------------------------------------------------------------------
Composite(6)                -19.49%      -0.74%     3.61%      10.17%
----------------------------------------------------------------------
International Blend/
Bank of Ireland Fund        -19.85%         NA        NA          NA
----------------------------------------------------------------------
Morgan Stanley Capital
International Europe,
Australia and Far East
Index(7)                    -21.44%      -4.79%     1.17%       4.76%
----------------------------------------------------------------------

All composite performance information assumes reinvestment of all net investment income.

The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.

The private accounts that are included in the composites are not subject to the same types of expenses to which the funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected performance of these accounts. Consequently, if the private accounts included in the composites had been regulated as mutual funds under the federal securities and tax laws, the composites' performance results may have been lower than what is shown above. In addition, the funds generally experience cash flows that are different than the private accounts and this may also cause the performance of a fund to be lower than that of its corresponding composite.

Performance data for registered investment companies included in the composites were calculated in accordance with standards prescribed by the Securities and Exchange Commission for calculation of average annual total return. Private account performance calculations assume a time-weighted rate of return approach commonly used to calculate account performance. Except for the Small Cap Value Composite, all composite performance information has been provided by the money managers other than TimesSquare and has not been audited or verified by TimesSquare or the funds.

The investment results of the composites presented are not intended to predict or suggest the returns that might be experienced by the corresponding fund or an individual investor in a fund.

     (1) S&P 500 Index (registered trademark of Standard & Poor's Corp.): An unmanaged index of 500 common stocks, weighted by market capitalization, representing approximately 75% of NYSE (New York Stock Exchange) capitalization and 30% of NYSE issues. Index performance includes the reinvestment of dividends and capital gains.

     (2) Lehman Government/Corporate Bond Index: An index considered indicative of the broad domestic fixed-income market.

     (3) Russell 1000[RegTM] Value Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index.

     (4) The Small Cap Value Composite consists of Connecticut General Life Insurance Company Separate Account BSC and the Small Cap Value Berger[RegTM] Fund. As of December 31, 2001, Separate Account BSC had assets of $562 million. Insurance company contract-related expenses were not included in the calculations of the Small Cap Value Composite.

     (5) Russell 2000[RegTM] Value Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     (6) The composite for the period since January 1, 1998 is comprised of all U.S. dollar denominated fully discretionary international accounts managed by the money manager. For the period January 1, 1990 to December 31, 1997, the composite is comprised of all U.S., and Canada-based, fully discretionary international accounts managed by the money manager. Exclusion of Canada-based accounts does not make the composite misleading.

     (7) Morgan Stanley Capital International EAFE Index: Measures the performance for a diverse range of global stock markets within Europe, Australia and the Far East.

PERFORMANCE OF THE SMALL CAP GROWTH/TIMESSQUARE FUND'S PORTFOLIO MANAGERS, YVETTE BOCKSTEIN AND GRANT BABYAK, WITH OTHER PORTFOLIOS

The following table reflects past investment performance of a composite of portfolios managed by Yvette Bockstein and Grant Babyak, the portfolio managers primarily responsible for the day-to-day management of the Small Cap Growth/ TimesSquare Fund (the "Fund"). The composite is comprised of Connecticut General Life Insurance Company Small Cap Growth/TimesSquare Separate Account (the "Separate Account"), a commingled investment account, the Fund, and all advisory accounts managed by Ms. Bockstein and Mr. Babyak since joining TimesSquare Capital Management (the "Advisory Accounts"). The Separate Account and the Advisory Accounts have substantially similar investment objectives, policies and strategies as the Fund. The Separate Account commenced operations December 5, 1997. Ms. Bockstein and Mr. Babyak managed the Separate Account and the Fund while they were employed by Fiduciary Trust Company International ("Fiduciary") from commencement of operations of these portfolios through September 6, 2000. Fiduciary formerly was the investment adviser for the Separate Account, and a subsidiary of Fiduciary, Fiduciary International, Inc., formerly was the investment sub-adviser for the Fund. On September 7, 2000, Ms. Bockstein and Mr. Babyak joined TimesSquare Capital Management and continued management of the Separate Account and the Fund. As is the case with the Fund, Ms. Bockstein and Mr. Babyak were (and continue to be) primarily responsible for management of the Separate Account and the Advisory Accounts, and no other person had a significant role in achieving the performance described. As of December 31, 2001, the Composite had assets of approximately $1.27 billion.

This investment performance information data is provided to illustrate the past performance of Ms. Bockstein and Mr. Babyak in managing substantially similar accounts as measured against the Russell 2000[RegTM] Growth Index and does not represent the past performance of the Fund. For the Separate Account, performance has been calculated based on the actual investment performance of the Separate Account, net of the highest management fees charged to any investor in the Separate Account, brokerage commissions, transaction costs and custody fees. Insurance company contract related expenses were not included in the calculations. For the Advisory Accounts, performance has been calculated based on the actual investment performance of the Advisory Accounts, net of the highest management fees charged to any Advisory Account, brokerage commissions and transaction costs. Custody fees were not included in the calculations. Advisory fees and other expenses for the Fund are higher than the fees for the Separate Account and Advisory Accounts. Therefore, returns of the Fund will generally be lower than returns of the composite. Investors should not consider this performance data as performance of the Fund, or an indication of future performance of the Fund.

Average Annual Total Returns
Periods Ending December 31, 2001

                                                        Since
                                1 year     3 years    Inception
---------------------------------------------------------------
Composite                        -7.17%      18.48%     16.44%
---------------------------------------------------------------
Small Cap Growth/
TimesSquare Fund                 -9.09%         NA         NA
---------------------------------------------------------------
Russell 2000 Growth Index(1)     -9.23%       0.25%      0.49%
---------------------------------------------------------------

(1) Russell 2000[RegTM] Growth Index: A market capitalization weighted index published by Frank Russell & Co. that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Performance information assumes reinvestment of all dividends and other earnings.

The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.

The Separate Account and the Advisory Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected performance of the Separate Account and the Advisory Accounts. Consequently, if the Separate Account and the Advisory Accounts had been regulated as a mutual fund under the federal securities and tax laws, the composite performance results may have been lower than what is shown above. In addition, the

Fund generally experiences cash flows that are different than the Separate Account and the Advisory Accounts and this may also cause the performance of the Fund to be lower than that of the composite. While employed by Fiduciary Trust Company, Mr. Babyak and Ms. Bockstein managed other accounts having the same investment objectives and style as those of the portfolios within the composite. Performance of those other accounts may have been higher or lower than those in the composite. TimesSquare believes, however, that omission of these other accounts from the composite does not make the composite performance misleading.

The investment results of the composite presented above are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor in the Fund. TimesSquare provided this composite performance information.

Pricing of Shares

The price of fund shares is based on each fund's net asset value. The funds' custodian, State Street Bank and Trust Company ("State Street") calculates the net asset value of each class of a fund by dividing the number of outstanding shares of each class into the net assets of a fund attributable to that class. Net assets are the excess of a fund's assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market Fund on Good Friday if banks are open.

The funds value their investments for which market quotations readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. They value all other investments and assets at their fair values. The funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value.

VALUATION OF MONEY MARKET FUND INVESTMENTS

The Money Market Fund's investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

Purchase and Redemption of Shares

GENERAL INFORMATION

The funds presently offer various methods of purchasing shares (institutional class, premier class and retail class), enabling the funds to respond to service needs of different classes of investors. This structure has been developed to attract large institutions, retirement plans and individual investors as fund shareholders so that certain expenses (such as custodian fees, administrative services, audit fees, legal fees, fees of trustees unaffiliated with the funds, regulatory fees and certain printing expenses) can be shared rather than duplicated, in an effort to achieve economies of scale. The differences in the fee structures among classes are the result of their separate fee arrangements for record keeping and distribution services. Different fees and expenses will affect performance.

INSTITUTIONAL CLASS SHARES

The institutional class does not impose any distribution or service fees, and is generally offered to institutional investors such as employer-sponsored retirement or savings plans that maintain an omnibus or pooled account with one or more funds. The institutional class does not provide individualized record keeping services for beneficial shareholders such as retirement plan participants.

HOW TO PURCHASE SHARES

Shares of each fund are sold on a continuous basis without any initial sales charge or contingent deferred charge at the net asset value per share of each class of each fund next determined after we receive your purchase order (see "Pricing of Shares"). The funds do not issue share certificates.

ELIGIBLE PURCHASERS

Retirement and Savings Plans and Plan Participants

One or more of the funds may be available as investment options in employer-sponsored or other types of retirement or savings plans. All orders to purchase shares must be made through and in accordance with procedures established by the participant's employer or plan administrator. The plan administrator can provide participants with detailed information on how to participate in the plan and how to select a fund as an investment option.

INSTITUTIONAL INVESTORS

Institutional investors investing in the institutional class of the funds (other than retirement or savings plan participants) should call CIGNA Funds Services at 1.800.528.6718 to place orders. Purchase orders are priced as of the close of business on the day the order and immediately available funds are received by CIGNA Funds Services, provided it receives the order by 4:00 p.m. Eastern Time.

Institutional class shares are available to:

     o Separate accounts of Connecticut General Life Insurance Company ("CG Life") or other insurance companies that are offered to qualified employer-sponsored retirement plans, and to other employer-sponsored plans. To be eligible for the institutional class, the employer's plans must invest over $100 million in CIGNA Funds Group and other CIGNA managed assets, with record keeping provided by CG Life or an affiliate. For the purpose of determining the amount of CIGNA managed assets, life insurance and annuity products offered by CG Life or an affiliate may be included. CIGNA managed assets do not include investments in separate accounts that purchase mutual fund shares other than CIGNA Funds Group. Also, these plans are eligible to purchase institutional class shares if the plan sponsor confirms a good faith expectation that investments in CIGNA managed assets by the sponsor and its plans will attain $100 million (using the higher of purchase price or current market value) within one year of initial purchase and if the plan sponsor agrees that institutional class shares may be redeemed and administrative class shares purchased if that level is not attained.

     o Other institutional investors investing over $5 million in the specific series of CIGNA Funds Group in which the investor wishes to invest and who do not receive record keeping services from CG Life or an affiliate.

     o    Subsidiaries and affiliates of CIGNA Corporation.

In addition to the asset requirements described above, financial intermediaries or plan record keepers, including CG Life and other CIGNA affiliates, may require retirement plans to meet certain additional requirements, such as allocation of plan assets or a minimum level of assets per participant, in order to purchase shares of any class of the funds. Such intermediaries or record keepers may also require plans to pay additional charges for services provided.

Maintenance of Class Eligibility

In the event an investor does not maintain the minimum investment amounts for the institutional class (as a result of shareholder redemption, not loss in market value of fund shares), the funds may redeem the investor's shares. This redemption will have tax consequences unless the shares are owned in a tax-advantaged retirement account.

ADDITIONAL INFORMATION

Each fund reserves the right to limit purchases of shares, may refuse to sell shares (including purchases by exchange) of a fund to any person, may waive or lower investment minimums or otherwise modify the conditions of purchase, if in the judgment of fund management it is in the best interest of the fund, and may act on instructions believed to be genuine.

Each fund may convert from a portfolio directly holding investment securities to a "feeder" fund of a "master" fund having substantially the same objectives, policies and strategies as described in this prospectus if the Board of Trustees of the funds determines it is in the best interests of the fund and its shareholders to do so. If this were to happen, each fund would seek to achieve its investment objective by owning shares of a corresponding master fund, which in turn would own the types of securities and employ the types of policies and strategies described in this prospectus. A fund converting to a feeder fund would notify shareholders of this change.

HOW TO REDEEM SHARES

Retirement and Savings Plan Participants

Plan participants should contact their plan administrator for information on how to redeem fund shares.

INSTITUTIONAL INVESTORS

Institutional investors in the institutional class (other than retirement or savings plan participants) should call CIGNA Funds Services at 1.800.528.6718. Shares will be redeemed at the net asset value next determined after CIGNA Funds Services receives the redemption request.

FURTHER REDEMPTION INFORMATION

Redemptions from the funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the investor must furnish a taxpayer identification number and address. The funds may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption of proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check for the purchase of fund shares and shares are issued before the investor's check has cleared, the transmittal of any proceeds from the redemption of the shares will occur upon clearance of the check, which may take up to 15 days.

Each of the funds reserves the right, as permitted by the Securities and Exchange Commission, to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or Securities and Exchange Commission may permit.

If the sale of fund shares you make during a 90-day period reach the lesser of $250,000 or 1% of fund assets, we can give you liquid securities from the fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

HOW TO EXCHANGE SHARES

If you want to switch your investment from one fund to another, you can exchange your fund shares for shares of the same class of another fund at the respective net asset values of the funds involved.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the funds, the funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange.

Retirement or savings plans may allow participants to exchange monies from one investment option to another. Plan participants should check with their employer or plan administrator for details on the rules governing exchanges in their plan. Exchanges are accepted by the funds only as permitted by the applicable retirement or savings plan. Participants' plan administrators or employers can explain how frequently exchanges are allowed.

TELEPHONE SERVICES

If you are a retirement or savings plan participant and have questions or want information about your plan account, contact your plan administrator.

Institutional investors in the institutional class should call 1.800.528.6718.

DIVIDENDS AND DISTRIBUTIONS

The Money Market Fund declares dividends daily and distributes dividends monthly. The Money Market Fund declares dividends to shareholders of record as of 11:45 a.m. eastern time on that day. Money Market Fund purchases made after 11:45 a.m. receive the dividend on the next business day after payment has been received. The TimesSquare Core Plus Bond Fund declares and distributes income dividends monthly and capital gain dividends, if any, annually. The other funds declare and distribute income and capital gain dividends, if any, annually, generally in December. A fund may be required to make an additional distribution in a year for operational or other reasons.

All distributions will be automatically reinvested for you in shares of the fund making the distribution at the net asset value determined on the record date.

Tax Matters

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of income and short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains. The rates that you will pay on any capital gains distributions will depend on how long a fund holds its portfolio securities. This is true no matter how long you have owned your shares in the fund and even though your distributions are reinvested in shares of the fund.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, even though your dividends will be reinvested into the fund issuing the dividend.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, so a sale of shares of this fund generally will not result in a gain or loss.

Financial Highlights

The financial highlights tables are intended to help you understand the funds' financial performance for the past five years, or life of the fund, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the annual report which is available upon request.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                              Money Market Fund
                                                    ----------------------------------------------------------------------
                                                                       For the Year Ended December 31,
                                                    ----------------------------------------------------------------------
                                                         2001           2000           1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                      $1.00          $1.00          $1.00        $1.00        $1.00
Income from investment operations:
 Net investment income                                     0.04           0.06           0.05         0.05         0.05
 Net realized and unrealized gain on securities             (A)            (A)            (A)           --           --
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.04           0.06           0.05         0.05         0.05
--------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
 Dividends from net investment income                     -0.04          -0.06          -0.05        -0.05        -0.05
 Distributions from capital gains                            --            (A)            (A)           --           --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         -0.04          -0.06          -0.05        -0.05        -0.05
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $1.00          $1.00          $1.00        $1.00        $1.00
==========================================================================================================================
Total Return(a)                                           3.81%          6.12%          4.87%         5.18%        5.27%
Ratios to Average Net Assets
 Gross expenses                                           0.49%          0.47%          0.52%         0.47%        0.51%
 Fees and expenses waived or borne by the Adviser         0.04%          0.02%          0.07%         0.02%        0.07%
 Net expenses                                             0.45%          0.45%          0.45%         0.45%        0.44%
 Net investment income                                    3.62%          5.94%          4.76%         5.06%        5.14%
 Net assets, end of period (000 omitted)               $184,060       $159,446       $178,234      $229,619     $171,065
--------------------------------------------------------------------------------------------------------------------------

(A)  Amount less than $0.01 per share.

(a) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.


60                                                                            61

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                  Balanced Fund
                                                 (sub-advised by           Large Cap Growth/
                                             Wellington Management)(1)    Morgan Stanley Fund(1)
                                             ------------------------ ----------------------------
                                               For the      For the       For the       For the
                                                 Year       Period         Year          Period
                                                Ended        Ended         Ended         Ended
                                               December    December      December       December
                                              31, 2001(e)  31, 2000      31, 2001       31, 2000
--------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period            $10.07       $10.00        $8.72         $10.00
Income from investment operations
 Net investment income (loss)(d)                  0.24         0.27          (A)(f)       -0.01
 Net realized and unrealized gain (loss) on
 investments                                     -0.41         0.10        -1.28          -1.27
--------------------------------------------------------------------------------------------------
Total from investment operations                 -0.17         0.37        -1.28          -1.28
--------------------------------------------------------------------------------------------------
Less dividends and distributions:
 Dividends from net investment income            -0.22        -0.30           --             --
 Distributions from net realized capital
 gains                                              --           --           --             --
--------------------------------------------------------------------------------------------------
Total dividends and distributions                -0.22        -0.30           --             --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                   $9.68       $10.07        $7.44          $8.72
==================================================================================================
Total Return(a)                                 -1.67%        3.66%(b)   -14.68%        -12.80%(b)
Ratios to Average Net Assets
 Gross expenses                                  1.72%        1.76%(c)     2.18%          1.79%(c)
 Fees and expenses waived or borne by the
 Adviser or Distributor                          0.92%        0.96%(c)     1.38%          0.99%(c)
 Net expenses                                    0.80%        0.80%(c)     0.80%          0.80%(c)
 Net investment income (loss)(d)                 2.49%        2.78%(c)     0.06%         -0.11%(c)
 Portfolio Turnover                               104%          67%(b)       91%            75%(b)
 Net Assets, End of Period (000 omitted)        $4,585       $4,663       $3,347         $3,926
--------------------------------------------------------------------------------------------------

                                                      Large Cap Value/
                                                  John A. Levin & Co. Fund(1)
                                             ------------------------------------
                                                     For the           For the
                                                       Year             Period
                                                      Ended             Ended
                                                     December          December
                                                     31, 2001          31, 2000
---------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                  $10.85            $10.00
Income from investment operations
 Net investment income (loss)(d)                        0.11(f)           0.13
 Net realized and unrealized gain (loss) on
 investments                                           -0.57              1.28
---------------------------------------------------------------------------------
Total from investment operations                       -0.46              1.41
---------------------------------------------------------------------------------
Less dividends and distributions:
 Dividends from net investment income                  -0.15             -0.56
 Distributions from net realized capital
 gains                                                    --                --
---------------------------------------------------------------------------------
Total dividends and distributions                      -0.15             -0.56
---------------------------------------------------------------------------------
Net asset value, end of period                        $10.24            $10.85
=================================================================================
Total Return(a)                                       -4.21%            14.03%(b)
Ratios to Average Net Assets
 Gross expenses                                        1.47%             1.55%(c)
 Fees and expenses waived or borne by the
 Adviser or Distributor                                0.67%             0.75%(c)
 Net expenses                                          0.80%             0.80%(c)
 Net investment income (loss)(d)                       1.09%             1.05%(c)
 Portfolio Turnover                                      45%               62%(b)
 Net Assets, End of Period (000 omitted)              $4,915            $5,130
---------------------------------------------------------------------------------

(1)  Commenced operations on January 20, 2000.

(2) Commenced operations on July 1, 1997. All per share data for the S&P 500[RegTM] Index Fund's Institutional Class as of December 31, 2001 and earlier has been restated to reflect a 1.62 to 1 stock split effective August 15, 2001.

(A)  Less than $0.01 per share.

(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(b)  Not annualized.

(c)  Annualized.

(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.01 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.05%.

(f)  Per share numbers have been calculated using average shares.


62                                                                            63

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                      S&P 500[RegTM] Index Fund(2)
                                                                For the Year/Period Ended December 31,
                                               --------------------------------------------------------------------------
                                                    2001           2000          1999           1998            1997
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $8.11         $10.09         $8.55          $6.77           $6.18
Income from investment operations
 Net investment income(d)                             0.12           0.14          0.11           0.08            0.04
 Net realized and unrealized gain (loss) on
 investments                                         -1.10          -0.98          1.66           1.83            0.59
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     -0.98          -0.84          1.77           1.91            0.63
-------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
 Dividends from net investment income                -0.12          -0.19         -0.14          -0.10           -0.04
 Distributions from net realized capital
 gains                                                 (A)          -0.95         -0.09          -0.03              --
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                    -0.12          -1.14         -0.23          -0.13           -0.04
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.01          $8.11        $10.09          $8.55           $6.77
=========================================================================================================================
Total Return(a)                                    -12.08%         -9.24%        20.66%         28.28%          10.23%(b)
Ratios to Average Net Assets
 Gross expenses                                      0.44%          0.38%         0.36%          0.43%           0.70%(c)
 Fees and expenses waived or borne by the
 Adviser or Distributor                              0.19%          0.13%         0.01%          0.08%           0.35%(c)
 Net expenses                                        0.25%          0.25%         0.35%          0.35%           0.35%(c)
 Net investment income(d)                            1.59%          1.46%         1.11%          1.27%           1.57%(c)
 Portfolio Turnover                                     2%             9%            3%             3%              4%(b)
 Net Assets, End of Period (000 omitted)          $155,364       $176,707      $352,417       $291,265        $105,845
-------------------------------------------------------------------------------------------------------------------------

(1)  Commenced operations on January 20, 2000.

(2) Commenced operations on July 1, 1997. All per share data for the S&P 500[RegTM] Index Fund's Institutional Class as of December 31, 2001 and earlier has been restated to reflect a 1.62 to 1 stock split effective August 15, 2001.

(A)  Less than $0.01 per share.

(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(b)  Not annualized.

(c)  Annualized.

(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.01 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.05%.

(f)  Per share numbers have been calculated using average shares.


64                                                                            65

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                   Small Cap Growth/            Small Cap Value/
                                                   TimesSquare Fund(2)         Berger[RegTM] Fund(1)
                                                ------------------------ -------------------------------
                                                  For the      For the         For the         For the
                                                    Year       Period           Year           Period
                                                   Ended        Ended           Ended           Ended
                                                  December    December        December        December
                                                  31, 2001    31, 2000        31, 2001        31, 2000
--------------------------------------------------------------------------------------------------------
Share Operating Performance:
Net asset value, beginning of period                $11.00      $10.00          $11.38         $10.00
Income from investment operations
 Net investment income (loss)(d)                     -0.06       -0.01            0.13(f)        0.34
 Net realized and unrealized gain (loss) on
 investments                                         -0.94        1.16            2.38           2.59
--------------------------------------------------------------------------------------------------------
Total from investment operations                     -1.00        1.15            2.51           2.93
--------------------------------------------------------------------------------------------------------
Less dividends and distributions:
Dividends from net investment income                    --       -0.10           -1.36          -1.55
Distributions from net realized capital gains           --          --           -0.38             --
Distributions from capital                              --       -0.05              --             --
--------------------------------------------------------------------------------------------------------
Total dividends and distributions                       --       -0.15           -1.74          -1.55
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.00      $11.00          $12.15         $11.38
========================================================================================================
Total Return(a)                                     -9.09%      11.51%(b)       21.78%         29.22%(b)
Ratios to Average Net Assets
 Gross expenses                                      1.75%       1.81%(c)        1.70%          1.98%(c)
 Fees and expenses waived or borne by the
 Adviser or Distributor                              0.70%       0.76%(c)        0.65%          0.93%(c)
 Net expenses                                        1.05%       1.05%(c)        1.05%          1.05%(c)
 Net investment income (loss)(d)                    -0.66%      -0.12%(c)        1.03%          1.69%(c)
 Portfolio Turnover                                   160%        140%(c)          59%           102%(b)
 Net Assets, End of Period (000 omitted)            $9,441     $16,552          $7,079         $5,812
--------------------------------------------------------------------------------------------------------

                                                  International Blend/            TimesSquare
                                                  Bank of Ireland Fund(3)    Core Plus Bond Fund(4)
                                                ------------------------- ----------------------------
                                                  For the      For the        For the       For the
                                                    Year        Period          Year         Period
                                                   Ended        Ended          Ended         Ended
                                                  December     December       December      December
                                                  31, 2001     31, 2000      31, 2001(e)    31, 2000
------------------------------------------------------------------------------------------------------
Share Operating Performance:
Net asset value, beginning of period                 $9.41       $10.00          $10.27      $10.00
Income from investment operations
 Net investment income (loss)(d)                      0.07         0.07           0.59(f)      0.63
 Net realized and unrealized gain (loss) on
 investments                                         -1.94        -0.46           0.29         0.34
------------------------------------------------------------------------------------------------------
Total from investment operations                     -1.87        -0.39           0.88         0.97
------------------------------------------------------------------------------------------------------
Less dividends and distributions:
Dividends from net investment income                 -0.08        -0.11          -1.12        -0.69
Distributions from net realized capital gains           --           --          -0.07        -0.01
Distributions from capital                              --        -0.09             --          --
------------------------------------------------------------------------------------------------------
Total dividends and distributions                    -0.08        -0.20          -1.19        -0.70
------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.46        $9.41          $9.96       $10.27
======================================================================================================
Total Return(a)                                    -19.85%       -3.84%(b)       8.80%        9.93%(b)
Ratios to Average Net Assets
 Gross expenses                                      2.55%        2.59%(c)       0.80%        0.83%(c)
 Fees and expenses waived or borne by the
 Adviser or Distributor                              1.50%        1.54%(c)       0.35%        0.38%(c)
 Net expenses                                        1.05%        1.05%(c)       0.45%        0.45%(c)
 Net investment income (loss)(d)                     0.91%        0.69%(c)       5.69%        6.74%(c)
 Portfolio Turnover                                    12%          27%(b)        351%         310%(b)
 Net Assets, End of Period (000 omitted)            $3,466       $4,326        $90,835      $83,540
------------------------------------------------------------------------------------------------------

(1)  Commenced operations on January 20, 2000.

(2)  Commenced operations on January 21, 2000.

(3)  Commenced operations on January 24, 2000.

(4)  Commenced operations on December 31, 1999.

(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(b)  Not annualized.

(c)  Annualized.

(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was a decrease of $0.01 per share. The effect to the ratio of net investment income to average net assets was a decrease of 0.07%.

(f)  Per share numbers have been calculated using average shares.


66                                                                            67

--------------------------------------------------------------------------------
                              For More Information
--------------------------------------------------------------------------------

For investors who want more information about the funds the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Information about the funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. You can get free copies of reports and SAIs, request other information and discuss your questions about the funds by contacting the funds at:

     CIGNA Financial Services
     P.O. Box 150476
     Hartford, CT 06115-0476
     Telephone: 1.888.CIGNAFS (244.6237)

Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

Information on the operation of the public reference room may be obtained by calling the Commission at 1.202.942.8090.

CIGNA FUNDS GROUP

Institutional Class

             (The Fund Investment Company Act File No. is 811-1646.)

                                                                          577419

                               CIGNA Funds Group


                                                                   Premier Class

--------------------------------------------------------------------------------
                                                               Money Market Fund
--------------------------------------------------------------------------------
                                                                   Balanced Fund
                                          (sub-advised by Wellington Management)
--------------------------------------------------------------------------------
                                            Large Cap Growth/Morgan Stanley Fund
--------------------------------------------------------------------------------
                                        Large Cap Value/John A. Levin & Co. Fund
--------------------------------------------------------------------------------
                                                       S&P 500[RegTM] Index Fund
--------------------------------------------------------------------------------
                                               Small Cap Growth/TimesSquare Fund
--------------------------------------------------------------------------------
                                              Small Cap Value/Berger[RegTM] Fund
--------------------------------------------------------------------------------
                                        International Blend/Bank of Ireland Fund
--------------------------------------------------------------------------------
                                                 TimesSquare Core Plus Bond Fund


[CIGNA Logo]                                                          Prospectus
CIGNA Financial Services                                             May 1, 2002

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime

INTRODUCTION

The funds offered by this prospectus are series of CIGNA Funds Group, a family of mutual funds. Each series, or portfolio, has its own investment strategy and risk/return profile. This prospectus describes the premier class of each fund.

TABLE OF CONTENTS


Fund Summary................................................................1


Bar Charts and Performance Tables..........................................14

Fees and Expenses of the Funds.............................................24

Investment Information.....................................................26

Other Investment Information: Common Policies..............................39

Management of the Funds....................................................41

Performance of the Funds' Money Managers
With Other Portfolios......................................................45

Pricing of Shares..........................................................52

Purchase and Redemption of Shares..........................................53

Tax Matters................................................................59

Financial Highlights.......................................................60


For More Information...............................................back cover

Fund Summary


Money Market Fund


INVESTMENT OBJECTIVE

To provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A major change in interest rates or a default on the fund's investments could cause you to lose money.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Balanced Fund (sub-advised by Wellington Management)


INVESTMENT OBJECTIVE

Seeks a high total return through capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES


The fund strives for reasonably consistent total returns over a variety of market cycles by investing in a combination of equity securities (primarily common stocks, and to a lesser extent, securities convertible into common stocks), and fixed income securities.

The money manager analyzes the return available from stocks and bonds in deciding how to invest the fund's assets. By investing in both types of securities, the fund attempts to cushion against sharp price movements in both equity and debt securities.

Normally, 60% of fund assets will be invested in equities and 40% of fund assets will be invested in fixed income securities. The money manager has discretion to increase or decrease the weighting in equities and fixed income securities by 10% such that equities could range from 50% to 70% of fund assets and fixed income from 30% to 50% of fund assets. Changes between the two asset classes will be made gradually based on the manager's a) long-term perspective and b) assessment of business, economic and market projections.

In selecting equities for the fund, the money manager generally chooses financially sound, but temporarily out-of-favor companies that may provide above average return potential. The fund's value investment approach is based on fundamental analysis of companies with large market capitalization and estimated below average price to earnings ratios.

Domestic fixed income securities the fund will invest in include obligations of the US government and its agencies, investment grade corporate bonds, asset-backed securities and mortgage backed securities.

The fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally, the foreign fixed income securities the fund will invest in will be dollar denominated bonds issued by foreign governments and corporations.

The fund considers selling securities of issuers that no longer meet the money manager's criteria.


PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk -- that is, that the price of the securities in a portfolio will rise and fall due to price movements in the securities markets, and the securities held in a fund's portfolio may decline in value more than the overall securities market.

Market risk associated with equity securities such as common stocks is related to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

A value stock may never reach what the money manager believes is its full value, or may even go down in price. Over interim periods, returns from a value based investing style may deviate from general equity market averages.


Market risk associated with bonds is related to the level of interest rates. Generally, as interest rates rise, the market price of a bond falls. (A 7% bond is less valuable once interest rates have risen to 8% and an investor can get a higher return elsewhere.) As interest rates fall, however, the market price of a bond rises. This "inverse" relationship is magnified for bonds with longer maturities. (A bond's maturity is the length of time remaining before the borrower must pay the bondholder the face amount of the bond.)

Since the money manager has discretion to allocate the amounts of equity and debt securities held in the fund, there is an additional risk that the portfolio of the fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.


In the long run, a balanced fund may produce more modest returns than riskier stock funds as a trade-off for this potentially lower risk. The amount of income you receive from the fund will also fluctuate.

There are additional risks with investing in foreign countries, specifically economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invested in domestic equity and fixed income securities only.


You can lose money by investing in the fund. The fund may not achieve its investment objective.


Large Cap Growth/Morgan Stanley Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in growth-oriented equity securities of large cap U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Normally, the fund will invest at least 80% of its assets in equity securities of large cap companies. The money manager generally considers a company to be a "large cap" company if it has a market capitalization, at time of purchase, of $10 billion or more. The fund emphasizes securities that, in the money manager's opinion, have the potential to exhibit strong earnings growth.

The money manager follows a flexible investment program in looking for companies with above-average capital appreciation potential. The fund focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The money manager continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The fund generally considers selling securities of issuers that no longer meet the money manager's criteria.


The money manager emphasizes individual security selection and may focus the fund's holdings within the limits permissible for a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. In addition, the fund's market sector, large-capitalization growth-oriented equity securities, may perform less well than other sectors of the overall stock market. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Large Cap Value/John A. Levin & Co. Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in common stocks of established, large cap U.S. companies. Normally, the fund will invest at least 80% of its assets in equity securities of large cap U.S. companies. The money manager generally considers a company to be a "large cap" company if it has a market capitalization, at time of purchase, of $5 billion or more.

The fund generally purchases stocks when the money manager deems them undervalued relative to their present and/or future prospects and after the stocks have declined from recent highs. The money manager focuses on identifying common stocks whose market price is below what it believes is their present or future value. Often, at the time of purchase, the stocks are out of favor with the investment community.

The money manager follows a "bottom up" research approach, and selects companies with one or more of the following attributes: a strong proprietary product or service; a low share price in relation to cash flow or asset values; a new product or development; or a security offering attractive prospects for long-term returns and the protection of yield.


The fund will generally sell a security when a fundamental weakness or the money manager's anticipation of fundamental weakness or some other negative factor causes the security to fail to meet the fund's expectations, or the security rises in price to a level that the money manager believes is its fair value.

PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

A value stock may never reach what the money manager believes is its full value, or may even go down in price. In the long run, the fund may produce more modest returns than riskier stock funds.

You can lose money by investing in the fund. The fund may not achieve its investment objective.


S&P 500[RegTM] Index Fund


INVESTMENT OBJECTIVE

To achieve long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks.

PRINCIPAL INVESTMENT STRATEGIES


The fund attempts to replicate the composition and total return, reduced by fund expenses, of the S&P 500. Normally, the fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 and long positions in exchange traded contracts on the S&P 500.


PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


The fund is subject to tracking risk, which is the risk that the fund's returns will be less than the returns of the S&P 500.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Small Cap Growth/TimesSquare Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in the common and preferred stocks of small cap U.S. companies. Normally, the fund will invest at least 80% of its assets in equity securities of small cap companies. The money manager, TimesSquare Capital Management, generally considers a company to be a "small cap" company if it has a market capitalization, at time of purchase, of between $50 million and $2 billion. The fund focuses on growing companies involved in new product development and technological breakthroughs.


The money manager:

     o Looks across all sectors of the stock market to find companies that meet the fund's investment criteria -- including strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership.

     o Looks for stocks that have the potential for price appreciation of 50% over the following 18 months and price/ earnings ratios at a discount relative to their earnings growth rates.

     o Will generally sell a security when it no longer meets the fund's investment criteria, when it believes the company issuing the security is unable to sustain a competitive advantage, or the security is overvalued.

PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises.

The fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may under-perform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks


You can lose money by investing in the fund. The fund may not achieve its investment objective.


Small Cap Value/Berger[RegTM] Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in common stocks of small U.S. companies whose stock prices are believed to be undervalued. Normally, the fund will invest at least 80% of its assets in equity securities of small cap U.S. companies. The money manager generally considers a company to be a "small cap" company if it has a market capitalization, at time of initial purchase, less than the 12-month average of the maximum market capitalization for companies in the Russell 2000 Index. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Russell 2000 Index is updated monthly.


The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund generally looks for companies with:

     o A low price relative to their assets, earnings, cash flow or business franchise;

     o    Products and services that give them a competitive advantage; and


     o Quality balance sheets and strong management. In determining the strength of a company's balance sheet, the money manager will consider factors such as debt to equity ratios and the nature and quality of a company's assets.


The fund will generally sell a security when it no longer meets these investment criteria or when it has met the money manager's expectations for appreciation.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. In addition, a value stock may never reach what the money manager believes is its full value, or may even go down in price.

The fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may under-perform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


As a result of its principal investment strategies, the fund's investments are often focused in a small number of business sectors. This carries the risk associated with the performance of those sectors, which may fluctuate and reduce the investment's value. In addition, the fund may invest in certain securities with unique risks, such as investing in a company that is about to undergo a structural, financial or management change which may significantly affect the value of its securities.


You can lose money by investing in the fund. The fund may not achieve its investment objective.

International Blend/Bank of Ireland Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies located outside the U.S. The fund considers a company to be located outside the U.S. if:

     o    It is organized under the laws of another country;

     o The principal trading market for the company's securities is in another country; or

     o The company derives at least 50% of its revenues or profits from operations in another country or has at least 50% of its assets in another country.


The fund emphasizes medium to large market capitalization companies that the money manager believes are best positioned to take advantage of global change. Normally, the fund will invest at least 90% of its assets in companies with market capitalizations, at time of purchase, over $1 billion which are located outside the U.S. The fund emphasizes companies with substantial size and liquidity, strong balance sheets, proven management and diversified earnings operating in predominantly well-regulated and more stable foreign markets. The fund will typically hold stocks from 70 to 100 issuers.


The money manager focuses on companies with equity securities (primarily common stock) it considers fundamentally undervalued relative to their long-term prospective earnings growth rate, their historic valuation levels and their competitors. The fund will generally sell a security when it no longer meets these investment criteria or when it has met the money manager's expectations for appreciation.

Normally, up to 15% of fund assets may be invested in companies located in emerging markets. Emerging market countries are countries that are included in the Morgan Stanley Capital International Emerging Markets Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

There are additional risks with investing in foreign countries, especially in developing countries -- specifically, economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a domestic stock fund.

Investing in emerging market countries poses risks in addition to those of investing in developed foreign markets. Emerging markets may be more likely to experience volatility than more developed countries.

The fund is subject to currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

You can lose money by investing in the fund. The fund may not achieve its investment objective.


TimesSquare Core Plus Bond Fund


INVESTMENT OBJECTIVE

Seeks a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES


The fund invests primarily in fixed income securities. Normally, the fund will invest at least 80% of its total assets in fixed income securities issued by U.S. and foreign governments and companies and derivative instruments with similar economic characteristics. For purposes of this policy, Money Market Fund shares will be considered fixed income securities.

Normally, the fund will invest at least 75% of its total assets in fixed income securities that, at the time of purchase, are rated investment grade by either Moody's Investors Service or Standard & Poor's or a similar rating agency or, if unrated, are judged by TimesSquare Capital Management to be of comparable quality.


While seeking high total return, TimesSquare will also seek to maintain an average portfolio yield consistent with the Lehman Brothers Aggregate Bond Index. TimesSquare will seek capital appreciation by identifying securities (primarily fixed income securities) through its sector allocation and security selection process which, in its opinion, may increase in value.


The fund may invest up to 25% of its assets in high-yield, below-investment-grade bonds. These securities are commonly called "junk bonds."


Up to 20% of fund assets may be invested in foreign debt securities of private and governmental issuers denominated in foreign currencies. Dollar denominated foreign securities do not count against this limitation.

When purchasing or selling securities, TimesSquare will analyze market themes, individual security structural features, pricing, trading opportunities and issuer credit quality.


TimesSquare may allocate fund assets across different market sectors and maturities. The average portfolio duration of this fund normally varies between 85% and 115% of the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2002, the duration of the index was 4.54 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.


PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. Market risk associated with bonds is related to the level of interest rates. Generally, as interest rates rise, the market price of a bond falls. (A 7% bond is less valuable once interest rates have risen to 8% and an investor can get a higher return elsewhere.) As interest rates fall, however, the market price of a bond rises. This "inverse" relationship is magnified for bonds with longer durations.

The fund is also subject to credit risk, or risk associated with the credit quality of the issuer. Compared to higher-quality debt securities, below-investment-grade bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of below-investment-grade bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or sell. These risks are greater for securities in default.

There are additional risks with investing in foreign countries, such as economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invested in domestic fixed-income securities only.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Bar Charts and Performance Tables

The bar charts and tables shown below provide some indication of the risks of investing in the funds. The bar charts show changes in the performance of the funds' shares from year to year over a 10-year period, or life of the fund, whichever is shorter.


The tables show how the funds' average annual returns for one, five and 10 years (or life of the fund, whichever is shorter) compare to those of a broad measure of market performance.

The tables present returns for the funds both before and after taxes. The after-tax returns are shown in two ways:

(1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and

(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale).

Please note that your actual after-tax returns will depend upon your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

A fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                                Money Market Fund
                               Annual Total Return

2001    3.55%



Best Quarter       9/30/2000         1.50%
Worst Quarter     12/31/2001         0.47%



Money Market Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations 1/26/2000)



                                 PAST 1 YEAR     LIFE OF FUND
-------------------------------------------------------------
Money Market Fund                    3.55%           4.69%
-------------------------------------------------------------
3-Month U.S. Treasury Bills          4.09%           5.22%
-------------------------------------------------------------



The Money Market Fund's seven-day annualized yield as of December 31, 2001 was 1.40%.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                                  Balanced Fund
                     (sub-advised by Wellington Management)*
                               Annual Total Return

2001    -1.78%



Best Quarter      12/31/2001         6.22%
Worst Quarter      9/30/2001        -7.96%



Balanced Fund (sub-advised by Wellington Management)*
Average Annual Total Returns

For the periods ended December 31, 2001
(commenced operations January 20, 2000)
*Wellington Management began managing the fund on October 1, 2001.



                                              PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------
Return Before Taxes                              -1.78%           0.80%
Return After Taxes on Distributions              -2.56%          -0.19%
Return After Taxes on Distributions and
Sale of Fund Shares                              -1.08%           0.16%
--------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                       -11.88%          -9.89%
--------------------------------------------------------------------------
60% Russell 1000 Index
and 40% Lehman Brothers
Aggregate Bond Index
(reflects no deduction for fees, expenses
or taxes)                                        -4.06%          -1.90%
--------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                      Large Cap Growth/Morgan Stanley Fund
                               Annual Total Return

2001    -14.93%



Best Quarter      12/31/2001        12.79%
Worst Quarter      3/31/2001       -22.02%



Large Cap Growth/Morgan Stanley Fund
Average Annual Total Returns

For the periods ended December 31, 2001
(commenced operations January 20, 2000)



                                              PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------
Return Before Taxes                             -14.93%         -14.27%
Return After Taxes on Distributions             -14.93%         -14.27%
Return After Taxes on Distributions and
Sale of Fund Shares                              -9.09%         -11.24%
--------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                       -11.88%          -9.89%
--------------------------------------------------------------------------
Russell 1000 Growth Index
(reflects no deduction for fees, expenses
or taxes)                                       -20.42%         -22.10%
--------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                    Large Cap Values/John A. Levin & Co. Fund
                              Annual Total Return

2001    -4.39%



Best Quarter      12/31/2001        12.55%
Worst Quarter      9/30/2001       -11.37%



Large Cap Value/John A. Levin & Co. Fund
Average Annual Total Returns

For the periods ended December 31, 2001
(commenced operations January 20, 2000)



                                              PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------
Return Before Taxes                              -4.39%           4.42%
Return After Taxes on Distributions              -4.88%           3.12%
Return After Taxes on Distributions and
Sale of Fund Shares                              -2.67%           2.92%
--------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                       -11.88%          -9.89%
--------------------------------------------------------------------------
Russell 1000 Value Index
(reflects no deduction for fees, expenses
or taxes)                                        -5.59%           1.57%
--------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                            S&P 500[RegTM] Index Fund
                               Annual Total Return

2001    -12.20%



Best Quarter      12/31/2001        10.57%
Worst Quarter      9/30/2001       -14.81%



S&P 500[RegTM] Index Fund
Average Annual Total Returns

For the periods ended December 31, 2001
(commenced operations January 21, 2000)



                                              PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------
Return Before Taxes                             -12.20%         -10.22%
Return After Taxes on Distributions             -12.73%         -11.90%
Return After Taxes on Distributions and
Sale of Fund Shares                              -7.42%          -8.26%
--------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                       -11.88%          -9.91%
--------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                        Small Cap Growth/TimesSquare Fund
                               Annual Total Return

2001    -9.20%



Best Quarter      12/31/2001        20.77%
Worst Quarter      3/31/2001       -20.44%



Small Cap Growth/TimesSquare Fund
Average Annual Total Returns

For the periods ended December 31, 2001
(commenced operations January 21, 2000)



                                              PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------
Return Before Taxes                              -9.20%           0.53%
Return After Taxes on Distributions              -9.20%           0.26%
Return After Taxes on Distributions and
Sale of Fund Shares                              -5.60%           0.30%
--------------------------------------------------------------------------
Russell 2000 Growth Index
(reflects no deduction for fees, expenses
or taxes)                                        -9.23%         -19.09%
--------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                       Small Cap Value/Berger[RegTM] Fund
                               Annual Total Return

2001    21.53%



Best Quarter      12/31/2001        25.27%
Worst Quarter      9/30/2001       -19.72%



Small Cap Value/Berger[RegTM] Fund
Average Annual Total Returns

For the periods ended December 31, 2001
(commenced operations January 20, 2000)



                                              PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------
Return Before Taxes                              21.53%          25.96%
Return After Taxes on Distributions              16.31%          20.16%
Return After Taxes on Distributions and
Sale of Fund Shares                              13.78%          18.29%
--------------------------------------------------------------------------
Russell 2000 Value Index
(reflects no deduction for fees, expenses
or taxes)                                        14.03%          17.96%
--------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                    International Blend/Bank of Ireland Fund
                               Annual Total Return

2001    -19.98%



Best Quarter      12/31/2001         7.96%
Worst Quarter      3/31/2001       -14.27%



International Blend/Bank of Ireland Fund
Average Annual Total Returns

For the periods ended December 31, 2001
(commenced operations January 24, 2000)



                                              PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------
Return Before Taxes                             -19.98%         -12.78%
Return After Taxes on Distributions             -20.25%         -13.30%
Return After Taxes on Distributions and
Sale of Fund Shares                             -12.17%         -10.31%
--------------------------------------------------------------------------
Morgan Stanley Capital International
EAFE Index
(reflects no deduction for fees, expenses
or taxes)                                       -21.44%         -16.46%
--------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                         TimesSquare Core Plus Bond Fund
                               Annual Total Return

2001    8.36%



Best Quarter      12/31/2000         3.63%
Worst Quarter      6/30/2001         0.67%



TimesSquare Core Plus Bond Fund
Average Annual Total Returns

For the periods ended December 31, 2001
(commenced operations January 21, 2000)



                                              PAST 1 YEAR     LIFE OF FUND
--------------------------------------------------------------------------
Return Before Taxes                               8.36%           9.42%
Return After Taxes on Distributions               3.75%           5.56%
Return After Taxes on Distributions and
Sale of Fund Shares                               5.11%           5.66%
--------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses
or taxes)                                         8.44%           8.71%
--------------------------------------------------------------------------

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder Fees (All Funds)
(fees paid directly from your investment)

  Maximum sales charge (load) imposed on purchases ......... None
  Maximum deferred sales charge (load) ..................... None
  Redemption fee ........................................... None
  Exchange fee ............................................. None


                                                                Large
                                             Balanced            Cap          Large Cap
                                            Fund (sub-         Growth/          Value/
                              Money         advised by         Morgan          John A.
                             Market         Wellington         Stanley         Levin &
                              Fund          Management          Fund           Co. Fund
------------------------------------------------------------------------------------------
Management Fees                0.35%            0.75%            0.80%           0.75%
------------------------------------------------------------------------------------------
Distribution & Service
(12b-1) Fees                   None             None             None            None
------------------------------------------------------------------------------------------
Other Expenses                 0.38%            1.17%            1.58%           0.92%
------------------------------------------------------------------------------------------
Total Gross
Annual Fund
Operating Expenses             0.73%            1.92%            2.38%           1.67%
------------------------------------------------------------------------------------------
Waiver of
Fund Expenses(1)              -0.03%           -0.92%           -1.38%          -0.67%
------------------------------------------------------------------------------------------
Total Actual Fund
Operating Expenses             0.70%            1.00%            1.00%           1.00%
------------------------------------------------------------------------------------------



                                          Small          Small
                                           Cap            Cap        International   TimesSquare
                      S&P500[RegTM]      Growth/         Value/        Blend/Bank     Core Plus
                          Index        TimesSquare   Berger[RegTM]     of Ireland       Bond
                           Fund           Fund            Fund            Fund          Fund
------------------------------------------------------------------------------------------------
Management Fees            0.25%           1.00%          1.00%           1.00%          0.60%
------------------------------------------------------------------------------------------------
Distribution &
Service
(12b-1) Fees               None            None           None            None           0.15%
------------------------------------------------------------------------------------------------
Other Expenses             0.39%           0.95%          0.90%           1.80%          0.45%
------------------------------------------------------------------------------------------------
Total Gross
Annual Fund
Operating Expenses         0.64%           1.95%          1.90%           2.80%          1.20%
------------------------------------------------------------------------------------------------
Waiver of
Fund Expenses(1)          -0.29%          -0.70%         -0.65%          -1.55%         -0.35%
------------------------------------------------------------------------------------------------
Total Actual Fund
Operating Expenses         0.35%           1.25%          1.25%           1.25%          0.85%
------------------------------------------------------------------------------------------------

(1) TimesSquare has contractually agreed, until April 30, 2003, to waive management fees and reimburse the funds if and to the extent total fund operating expenses exceed the following percentages of average daily net assets for each fund:



   Money Market Fund                                          0.70%
   Balanced Fund (sub-advised by Wellington Management)       1.00%
   Large Cap Growth/Morgan Stanley Fund                       1.00%
   Large Cap Value/John A. Levin & Co. Fund                   1.00%
   S&P 500[RegTM] Index Fund                                  0.35%
   Small Cap Growth/TimesSquare Fund                          1.25%
   Small Cap Value/Berger[RegTM] Fund                         1.25%
   International Blend/Bank of Ireland Fund                   1.25%
   TimesSquare Core Plus Bond Fund                            0.85%


Reimbursement arrangements can decrease a fund's expenses and boost its performance.

TimesSquare retains the ability to be repaid by a fund if a fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses fund operating expenses.

EXAMPLE

These examples are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that:

     o    You invest $10,000 in the fund for the time periods indicated;

     o    Your investment has a 5% return each year; and

     o Each fund's operating expenses reflect contractual expense limitations only for the first year. After the first year, the example does not take into consideration TimesSquare's agreement to reduce fund expenses, and assumes that a fund's operating expenses remain the same in each year of the applicable period.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year   3 years   5 years   10 years
-------------------------------------------------------------------
Money Market Fund             $ 72      $230    $  403     $  904
-------------------------------------------------------------------
Balanced Fund (sub-
advised by Wellington
Management)                   $102      $514    $  951     $2,169
-------------------------------------------------------------------
Large Cap Growth/
Morgan Stanley Fund           $102      $610    $1,145     $2,610
-------------------------------------------------------------------
Large Cap Value/John
A. Levin & Co. Fund           $102      $461    $  844     $1,920
-------------------------------------------------------------------
S&P 500[RegTM] Index Fund     $ 36      $176    $  328     $  771
-------------------------------------------------------------------
Small Cap Growth/
TimesSquare Fund              $127      $544    $  987     $2,218
-------------------------------------------------------------------
Small Cap Value/
Berger[RegTM] Fund            $127      $534    $  966     $2,169
-------------------------------------------------------------------
International Blend/
Bank of Ireland Fund          $127      $721    $1,341     $3,016
-------------------------------------------------------------------
TimesSquare Core Plus
Bond Fund                     $ 87      $346    $  626     $1,424
-------------------------------------------------------------------


Investment Information

Objectives, Strategies and Related Risks


Money Market Fund

The fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The fund invests in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the fund may invest in other money market instruments such as asset-backed securities, bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denominated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks.


The fund purchases commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.

The fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. The fund classifies captive finance companies or finance subsidiaries, which exist to facilitate the marketing and financial activities of their parent in the industry of their parent's corporation.


In addition, the fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT POLICIES


The fund may follow operational policies that are more restrictive than the investment limitations as set forth in this prospectus and the Statement of Additional Information in order to comply with applicable laws and regulations governing money market funds, including the provisions of and regulations under the Investment Company Act of 1940 (the 1940 Act). In particular, the fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar- weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.


Pursuant to procedures adopted by the fund's Board of Trustees, the fund may purchase only high quality securities that TimesSquare believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by TimesSquare.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g. Standard & Poor's A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., Standard & Poor's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest of the ratings in order for TimesSquare to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of Trustees, TimesSquare may determine that an unrated security is of equivalent quality to a rated first or second tier security.

The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders. The fund will notify shareholders of any material changes.

The fund is not intended for investors seeking capital appreciation. Investment professionals generally consider money market funds conservative and safe investments. However, as with all types of securities investing, investments in the fund are not guaranteed and do present risk of loss. The fund will not reimburse you for any losses.

In addition to the principal risks discussed in the Fund Summary, the fund is subject to:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other money market funds.

     o Investment style risk, which is the risk that returns from short-term, high-quality money market instruments will trail returns from other asset classes.

Balanced Fund (sub-advised by Wellington Management)

The fund's objective is to seek a high total return through capital appreciation and current income.


The fund strives for reasonably consistent total returns over "up" and "down" market cycles.


     The fund may invest in:

     o equity securities which are traded on a domestic securities exchange or on the over-the-counter market, although the fund may also invest in securities traded on foreign stock exchanges

     o    investment grade corporate debt obligations

     o    obligations of the US Government and its agencies

     o    asset backed and mortgage backed securities

     o up to 15% of fund assets may be invested in foreign equity securities including American and Global Depositary Receipts and US dollar denominated investment grade debt securities issued by foreign governments and corporations.

With respect to the fund's investments in value style equities, the fund focuses on large capitalization, highly liquid, seasoned companies. The fund may also purchase the stocks of smaller companies. The market risk for investments in smaller companies is higher than for larger companies. Stock prices for smaller companies may change more, and more quickly, over short time periods.

The domestic fixed income securities the fund will acquire will be obligations of the U.S. government and its agencies, and corporate bonds rated in one of the four highest ratings of corporate obligations by Moody's Investor Services, Inc. or Standard & Poor's or, if not rated, in the money manager's opinion, having comparable investment characteristics to those in the top four ratings. The fund may also invest in asset backed and mortgage backed securities.


In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:


     o Credit risk, which is the risk that the issuer or guarantor of a fixed income security is unable or unwilling to meet its obligations to pay principal and interest.

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.


     o Investment style risk, which is the risk that returns from value stocks and fixed income securities in which the fund invests will trail returns from other asset classes or the overall stock market.


     o Currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.


Large Cap Growth/Morgan Stanley Fund

The fund's objective is to seek long-term capital appreciation.

The money manager seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. These include U.S. common stock, securities convertible into common stock, rights, warrants and preferred stock.


Normally, up to 15% of fund assets may be held in cash or cash equivalents.


Up to 25% of fund assets may be invested in foreign securities and American and Global Depositary Receipts.


In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Risks associated with investing in foreign countries, such as economic, information, political and transaction risks.

          As a result of these additional risks, the fund may be more volatile than a fund that invests in domestic securities only.


Large Cap Value/John A. Levin & Co. Fund

The fund's objective is to seek long-term capital appreciation.

The fund's primary strategy is to invest mainly in common stocks of established, large U.S. companies. The fund may also invest in securities that are convertible to common stocks.


     The fund normally invests:

     o 80% to 100% of assets in large capitalization equity securities, with an emphasis on New York Stock Exchange issues.

     o    Up to 15% of assets in cash and cash equivalents.

     o Up to 15% of fund assets in convertible securities. These securities are purchased as a means of managing the risk inherent in the underlying common stocks.

Although the fund does not make significant investments in securities of companies based outside the United States, it may invest up to 20% of its assets in foreign securities.

Typically, the fund holds between 45 and 70 securities, which may include American Depository Receipts.

Generally, the fund does not invest more than 5% of total assets in any single investment.


In addition to the additional risks discussed in the Fund Summary, the fund is also subject to the following risks:


     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from large capitalization value stocks will trail returns from other asset classes or the overall stock market.

     o Risks associated with investing in foreign countries, such as economic, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invests in domestic securities only.

S&P 500[RegTM] Index Fund


The objective of the fund is long-term growth of capital by investing principally in common stocks of companies in the S&P 500.



The S&P 500 includes 500 selected common stocks, most of which are listed on the New York Stock Exchange. Each stock in the Index has a unique weighting, depending on the number of shares outstanding and its current prices. The 500 stocks in the S&P 500 are chosen by Standard & Poor's based on industry representation, liquidity and stability. The stocks in the S&P 500 are not the 500 largest companies. Rather, the Index is designed to capture the returns of many different sectors of the U.S. economy.

While the fund seeks to match the performance of the S&P 500, its stock portfolio performance may not match that of the S&P 500 exactly. For example, the fund's performance will reflect deductions for advisory fees and other expenses that are not deducted from the performance figures reported for the S&P
500. In addition, while TimesSquare generally will seek to match the composition of the S&P 500 as closely as possible, it may not always invest the fund's stock portfolio to mirror the S&P 500 exactly. For instance, the fund may at times have its portfolio weighted differently from the S&P 500 because of the difficulty and expense of executing relatively small stock transactions. Under normal conditions, the fund anticipates holding at least 480 of the S&P 500 issues.

The fund may also invest in stock index futures contracts and related options and in certain short-term fixed income securities (including variable and floating rate instruments or demand instruments) such as U.S. Government obligations and repurchase agreements, pending investment in common stocks of companies in the S&P 500 or to meet anticipated short-term cash needs such as dividend payments or redemptions of shares. The percentage of the fund's assets invested in various types of securities will vary in light of existing economic conditions and other factors as determined by the portfolio manager.


The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the record or beneficial owners of shares of the fund or any member of the public regarding the advisability of investing. in securities generally, or in the fund particularly, or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to TimesSquare or the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to TimesSquare or the fund. S&P has no obligation to take the needs of TimesSquare or the fund or the records or beneficial owners of the fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the valuation of the fund or the pricing of the fund's shares or in the determination or calculation of the equation by which the fund's portfolio investments are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.


S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by TimesSquare, record or beneficial owners of the fund, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to investment style risk, which is the risk that returns from an index fund investing in the S&P 500 Index will trail returns from other asset classes or the overall stock market.

Small Cap Growth/TimesSquare Fund

The fund's objective is to seek long-term capital appreciation.


TimesSquare Capital Management, Inc.:


     o Evaluates all sectors of the stock market to find companies that meet the fund's investment criteria.

     o May also invest in American Depositary Receipts listed and traded on a registered U.S. stock exchange.


     o Builds diversification into the fund through the use of sector and security weighting limitations. Generally, the fund will not invest more than 5% of assets in any one security.

     o Normally, may invest up to 10% of fund assets in cash and cash equivalents.

In addition to the principal risks discussed in Fund Summary, the fund is also subject to:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from small capitalization growth stocks will trail returns from other asset classes or the overall stock market.


Small Cap Value/Berger[RegTM] Fund

The fund's objective is to seek long-term capital appreciation.


The money manager's philosophy is to weigh a security's downside risk before considering its upside potential. While the fund's investment objective is long-term capital appreciation, this philosophy may help provide an element of capital preservation.


The fund is invested primarily in the common stock of small cap companies. Permitted investments also include preferred and convertible securities and American Depositary Receipts and stock of foreign issuers listed and traded on registered U.S. stock exchanges. The fund will typically be comprised of 55 to 66 holdings. Up to 15% of the fund's holdings may be in cash and cash equivalents.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from small capitalization value stocks will trail returns from other asset classes or the overall stock market.


International Blend/Bank of Ireland Fund

The fund's objective is to seek long-tem capital appreciation.


The money manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the money manager then selects individual companies it believes are best positioned to take advantage of opportunities presented by these themes.


Up to 10% of the fund's assets may be held in cash or cash equivalents. Cash equivalents may be dollar or non-dollar denominated. The fund may invest in forward foreign currency contracts to hedge currency risks. Normally, the fund will invest no more than 25% of its assets in these contracts.


In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:

     o Investments in securities of companies located outside the U.S. can be more volatile than investments in U.S. companies. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets may have less trading volume and less liquidity than U.S. markets. Foreign companies generally are not subject to uniform accounting and financial reporting standards like those in the U.S. Transaction costs are generally higher than those in the U.S. Custodial expenses for foreign securities may be greater than those for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes may be recoverable, the taxes will reduce the income received by the fund in such countries.

     o Investments in emerging markets countries can be considered speculative and may offer higher potential for gains and losses than investments in developed markets of the world. With respect to emerging markets countries, the risks associated with foreign investing are greater. The economies of emerging markets countries generally are heavily dependent on international trade and may be adversely affected by trade barriers, exchange or currency controls, managed adjustments in currency values and other measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability issuers in emerging markets countries may be more precarious than in other countries. There is usually more price volatility in emerging markets countries, which may be magnified by currency fluctuations.


     o Investment style risk, which is the risk that returns from foreign stocks will trail returns from other asset classes or the overall stock market. Foreign stocks may not move in concert with the U.S. markets.

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.


TimesSquare Core Plus Bond Fund

The fund's objective is to seek a high level of total return.


STRATEGY/PHILOSOPHY


TimesSquare's fixed income investment philosophy is based on the belief that market inefficiencies exist due to varying investor objectives and time horizons. The fund capitalizes on market inefficiencies by identifying market cycles, making tactical and decisive sector allocations, and selecting securities through a disciplined process.

The fund will invest in a broad array of fixed income sectors including government and agency securities, corporate bonds, and securitized bonds such as mortgage backed and asset backed securities, and may also invest in other instruments such as convertible bonds and preferred stock. Many types of debt securities, including mortgage-backed and asset-backed securities, carry prepayment risk, which is the risk that the issuer of the security repays principal prior to a security's maturity. When interest rates decline, borrowers may pay off their obligations sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

The fund invests primarily in investment grade bonds, which include obligations of the U.S. government and its agencies, and corporate bonds rated Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard & Poor's or, if not rated, in TimesSquare's opinion, having similar investment characteristics to bonds rated Baa3 or BBB- or higher. The fund may invest up to 25% of its assets in below investment grade securities.

The fund may invest in derivative instruments, such as options, futures and forward contracts and swap agreements. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as a part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.


Investing in derivatives carries the risk that the fund could lose more than the principal amount invested in the derivative instrument. Derivatives are subject to a number of risks, such as interest rate, credit and liquidity risk, which is the risk that a particular investment may be difficult to purchase or sell. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, currency or index.

DECISION-MAKING PROCESS

Investment decisions for the fund follow a three-stage process.

First, the portfolio managers and the strategy team identify key global and macroeconomic themes they anticipate will drive the fixed income markets. For example, the team analyzes liquidity trends, monetary and fiscal policy, capital flows, business cycles, and global indicators such as yield curves and currency dynamics.

Next, the market themes are translated into portfolio strategies and sector allocations that are designed to add value and diversify risk. Various strategies are analyzed and the investment team selects the appropriate allocation within the risk/reward tolerances for the fund.

Finally, sector specialists buy or sell securities to implement the sector allocations. The specific investment choices are based on fundamental industry analysis (such as company business prospects, earnings, credit risk and evaluation of management), independent research, and assessment of credit spreads, liquidity and risk associated with ratings changes.

In addition to the principal risks discussed in the Fund Summary and in the discussion above, the fund is also subject to the following risks:

     o Credit risk, which is the risk that the issuer or guarantor of a fixed income security is unable or unwilling to meet its obligations to pay principal and interest.

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from investment grade and below investment-grade fixed income securities will trail returns from other asset classes or the overall securities markets.

     o Sector allocation risk, which is the risk that returns from certain sectors of fixed income securities will trail the returns from other sectors.

     o Currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

Other Investment Information

Common Policies Applicable to All Funds

DERIVATIVE STRATEGIES


The funds (except for the Money Market Fund) may use derivatives such as forward foreign currency contracts, swaps, futures contracts and options to try to reduce risk or for speculative purposes to increase return consistent with each particular fund's overall investment objective and policies. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), a foreign currency or a market index (such as the S&P 500). All of the funds (except the Money Market Fund and the S&P 500[RegTM] Index Fund) may hedge currency risk (risk associated with rises in the value of the U.S. dollar versus foreign currencies) through the use of forward foreign currency contracts and options. Funds may also use futures contracts and options to hedge price risk (risk associated with price changes in current or intended investments in securities) of fund holdings, to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in securities, and to reduce fund transaction costs by buying futures instead of actual securities when futures are favorably priced.


There is no guarantee that the funds' derivative strategies will work, or that a fund may not lose money as a result of using these strategies. A fund may lose more than the principal amount invested in a derivative instrument. Derivatives are subject to a number of risks, such as the risk that the derivative instrument may be difficult to purchase or sell, and that it might not correlate perfectly with the underlying asset, rate, index or currency.

TEMPORARY, DEFENSIVE POSITIONS


The funds (except for the Money Market Fund) may from time to time take temporary defensive positions that are inconsistent with their principal investment strategies by investing up to 100% of their respective assets in cash and short- and medium-term fixed income securities in attempt-ing to respond to adverse market, economic, political or other conditions. If a fund takes a temporary defensive position it may not achieve its investment objective. The S&P 500[RegTM] Index Fund will take temporary defensive positions only in extraordinary circumstances.


SHORT-TERM INVESTMENTS

The funds (except the Money Market Fund) may, pursuant to an order obtained by CIGNA Funds Group from the Securities and Exchange Commission, invest their cash balances that have not been invested in portfolio securities in the Money Market Fund. To avoid double advisory fees, TimesSquare will waive or credit its advisory fee for each fund investing in the Money Market Fund by the amount of the advisory fee incurred by the fund in connection with its investment in the Money Market Fund.


PORTFOLIO TURNOVER


Consistent with its investment policies, a fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause a fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders.


CHANGES IN POLICIES


The funds' Trustees may change the funds' investment strategies and other policies without shareholder approval. A fund may not change its investment objective or certain restrictions identified as fundamental in the Statement of Additional Information without shareholder approval.


Some of the funds have adopted policies to invest at least 80% of their assets in equity securities of companies considered "small cap" or "large cap". The money managers of these funds may adjust their definition of "small cap" and "large cap" annually based on their assessment of the capitalization range of companies which possess the fundamental characteristics of small cap or large cap companies, as the case may be.

Management of the Funds


The investment adviser to the funds is TimesSquare Capital Management, Inc. TimesSquare also serves as investment adviser for other investment companies, and for a number of pension, advisory, corporate and other accounts. As of December 31, 2001, TimesSquare managed assets of approximately $47.5 billion. TimesSquare's address is Four Times Square, 25th Floor, New York, NY 10036.

TimesSquare determines what investments shall be purchased, held, sold or exchanged by the Money Market Fund, the TimesSquare Core Plus Bond Fund, the Small Cap Growth/TimesSquare Fund and the S&P 500[RegTM] Index Fund.

The Balanced Fund and the Large Cap Growth, Large Cap Value, Small Cap Value and International Blend Funds (the "Sub-Advised Equity Funds") use sub-advisers. Each sub-adviser has the responsibility for determining what investments shall be purchased, held, sold or exchanged for its particular fund. TimesSquare is responsible for selecting and monitoring the performance of the sub-advisers, and for overall management of the business affairs of all the funds. TimesSquare has ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination, and replacement.


As full compensation for the investment management and all other services rendered by TimesSquare, the funds pay TimesSquare based on a percentage of each fund's average net assets, as follows:


Fund                                         Advisory Fee Rate
--------------------------------------------------------------
Money Market Fund                                  0.35%
--------------------------------------------------------------
Balanced Fund (sub-advised by
Wellington Management)                             0.75%
--------------------------------------------------------------
Large Cap Growth/Morgan Stanley Fund               0.80%
--------------------------------------------------------------
Large Cap Value/John A. Levin & Co. Fund           0.75%
--------------------------------------------------------------
S&P 500[RegTM] Index Fund                          0.25%
--------------------------------------------------------------
Small Cap Growth/TimesSquare Fund                  1.00%
--------------------------------------------------------------
Small Cap Value/Berger[RegTM] Fund                 1.00%
--------------------------------------------------------------
International Blend/Bank of Ireland Fund           1.00%
--------------------------------------------------------------
TimesSquare Core Plus Bond Fund                    0.60%
--------------------------------------------------------------

Sub-Advisers

TimesSquare hires investment sub-advisers who independently manage the investment operations of the Balanced Fund and the Sub-Advised Equity Funds and determine what investments those funds will purchase and sell. These sub-advisers, and the funds they manage, are:


BALANCED FUND (SUB-ADVISED BY WELLINGTON MANAGEMENT)

Wellington Management Company, LLP ("Wellington Management") has its principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2001, Wellington Management held investment management authority with respect to over $311 billion of assets.

LARGE CAP GROWTH/MORGAN STANLEY FUND

Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2001, Morgan Stanley Investment Management, together with its affiliated asset management companies, managed assets of approximately $415.9 billion.

LARGE CAP VALUE/JOHN A. LEVIN & CO. FUND

John A. Levin & Co, One Rockefeller Plaza, 19th Floor, New York, New York 10020, is an advisory firm founded in 1982. As of December 31, 2001, Levin managed approximately $14.3 billion in assets.

SMALL CAP VALUE/BERGER[REGTM] FUND

Berger Financial Group LLC, 210 University Boulevard, Suite 800, Denver, Colorado 80206 serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger has been in the investment advisory business for 26 years. As of December 31, 2001, Berger managed approximately

$8.7 billion in assets. Berger has in turn hired Perkins, Wolf, McDonnell & Company ("PWM"), 310 S. Michigan Ave., Suite 2600, Chicago, Illinois, 60604 to manage the investment operation of the fund. PWM also sub-advises the Berger Small Cap Value Fund. As of December 31, 2001, PWM managed approximately $4.3 billion in assets.

INTERNATIONAL BLEND/BANK OF IRELAND FUND

Bank of Ireland Asset Management (U.S.) Limited ("BIAMU.S."), 75 Holly Hill Lane, Greenwich, CT 06830 (North American office); 26 Fitzwilliam Place, Dublin 2, Ireland (Ireland office). BIAMU.S. serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As of December 31, 2001, BIAMU.S. managed approximately $24.9 billion in assets.


TimesSquare (not the funds) pays each sub-adviser its respective sub-advisory fee.

The funds received an exemptive order from the Securities and Exchange Commission that permits the funds, without prior approval from shareholders, to change the terms of an advisory agreement with a sub-adviser or hire a new sub-adviser, either as a replacement for an existing sub-adviser or as an additional sub-adviser. Any significant change in a fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the funds' overall investment adviser, TimesSquare may provide investment advisory services to each fund at any time.


None of the funds offered by this prospectus are clones or replicas of any other funds managed by any of the money managers.


Portfolio Managers


These are the individuals (or teams) primarily responsible for management of the funds.

BALANCED FUND (SUB-ADVISED BY WELLINGTON MANAGEMENT)

John R. Ryan, CFA, Senior Vice President and Managing Partner of Wellington Management, coordinates the overall management of the fund. The firm's Value/Yield Team, led by portfolio manager John R. Ryan, manages the equity component of the fund. Mr. Ryan has been an investment professional since 1981. He holds a B.S. from Lehigh University and a M.B.A. from University of Virginia's Darden Graduate School of Business.

Thomas L. Pappas, CFA, Senior Vice President and Partner of Wellington Management, manages the fixed income portion of the fund. Mr. Pappas is also the chairman of the firm's Core Bond and Mortgage Strategy Groups and a member of the Global Balanced Strategy Group. An investment professional since 1983, Mr. Pappas received his B.A. from Tufts University and M.S. from MIT's Sloan School of Management.

LARGE CAP GROWTH/MORGAN STANLEY FUND

Morgan Stanley Investment Management's Large Cap Growth Team manages the fund's assets. Current members of the team include William Auslander, Managing Director, Jeffrey Alvino, Executive Director and Peter Dannenbaum, Executive Director.

LARGE CAP VALUE/JOHN A. LEVIN & CO. FUND

DANIEL THERIAULT, JOHN (JACK) W. MURPHY, AND JOHN A. LEVIN. Messrs. Theriault and Murphy are Senior Portfolio Managers at Levin. Mr. Levin is Chairman and Chief Executive Officer of John A. Levin & Co., Inc. Mr. Theriault has served in his present capacity with Levin since 1997. From 1995 to 1997, Mr. Theriault was employed by T. Rowe Price Associates and served as President and portfolio manager of T. Rowe Price Financial Services Fund. He received a B.S. from Boston College. Mr. Murphy has been with Levin since 1995. Previously, he was an analyst at Prudential Securities and worked at Bain & Co., a management consulting firm. He received a B.S. from Bryant College and an M.B.A. from Northeastern University. Mr. Levin founded the firm in 1982 and has been in the investment industry since 1964. He holds B.S. and L.L.B. degrees from Yale University.

SMALL CAP GROWTH/TIMESSQUARE FUND

GRANT R. BABYAK AND YVETTE C. BOCKSTEIN. Mr. Babyak and Ms. Bockstein joined TimesSquare in 2000 as Managing Directors. Previously, they were Senior Vice Presidents of Fiduciary Trust Company International. Mr. Babyak joined

Fiduciary in 1996 and Ms. Bockstein joined Fiduciary in 1978. Before joining Fiduciary, Mr. Babyak was a portfolio manager with Avatar Investor Associates. An investment professional since 1988, Mr. Babyak is responsible for managing institutional portfolios in the small capitalization sector. Mr. Babyak received a B.A. from Yale University and an M.B.A. from New York University--Stern School of Business. Ms. Bockstein is responsible for managing institutional portfolios. Ms. Bockstein holds a B.A. from UCLA and a Certificate en Sciences Economiques from the Universite de Bruxelles.

SMALL CAP VALUE/BERGER[REGTM] FUND

ROBERT H. PERKINS AND THOMAS M. PERKINS. Bob Perkins has managed the fund since its inception. Bob Perkins has been employed by Perkins, Wolf, McDonnell & Company since 1980 and serves as President and Director of PWM. As lead manager, Bob Perkins is responsible for the daily decisions of the fund's security selection. Thomas Perkins also serves as investment manager for the fund. He has been an investment manager since 1974. Thomas Perkins has been employed by PWM as a portfolio manager since 1998. From 1994 to 1998, Thomas Perkins was an investment manager with Alliance Capital Management.

INTERNATIONAL BLEND/BANK OF IRELAND FUND


All investment decisions are made by a team of Bank of Ireland Asset Management (U.S.) Ltd. Investment professionals.


TIMESSQUARE CORE PLUS BOND FUND

TimesSquare's Fixed Income Team manages the assets of the fund.


Performance of the Funds' Money Managers With Other Portfolios


The following tables reflect past investment performance of composites of portfolios managed by the funds' money managers. Each composite includes all discretionary, fee-paying accounts and mutual funds managed by the respective fund's money manager, all of which have substantially similar investment objectives, policies and strategies as the corre-sponding fund. The tables show the average annualized total returns for the one-, three-, five- and ten-year (or life of the composite, if shorter) periods ended December 31, 2001. The composite performance information data is provided to illustrate the past performance of the money managers in managing substantially similar accounts as measured against specified market indices and does not represent the past performance of the funds. These performance figures are based on the actual investment performance of the composites, net of all fees and expenses (except that for private accounts custodial fees were not included in the calculations) and any applicable sales loads, or are based on performance net of the highest fees and expenses charged to any account in the composite. Fund advisory fees and other expenses generally are higher than the fees on the accounts included in the composites. Therefore, fund returns will generally be lower than composite returns. Investors should not consider this performance data as fund performance, or an indication of future performance of the funds.

Large Cap Growth Composite



Corresponding Fund:    Large Cap Growth/Morgan Stanley Fund

Money Manager:         Morgan Stanley Investment Management Inc.

Composite Inception:   December 21, 1984

Size of Composite
on Inception:          $31.6 million

Number of Accounts
in Composite on
December 31, 2001:     30

Size of Composite on
December 31, 2001:     $3.61 billion
----------------------------------------------------------------



                         1 year        3 years      5 years     10 years
-------------------------------------------------------------------------
Composite                -14.40%         2.31%       11.56%      14.39%
-------------------------------------------------------------------------
Large Cap Growth/
Morgan Stanley Fund      -14.93%           NA           NA          NA
-------------------------------------------------------------------------
S&P 500 Index(1)         -11.88%        -1.03%       10.70%      12.93%
-------------------------------------------------------------------------

Large Cap Value Composite



Corresponding Fund:    Large Cap Value/John A. Levin & Co. Fund

Money Manager:         John A. Levin & Co.

Composite Inception:   September 30, 1986

Size of Composite
on Inception:          $122 million

Number of Accounts
in Composite on
December 31, 2001:     120

Size of Composite on
December 31, 2001:     $4.4 billion
---------------------------------------------------------------



                         1 year        3 years      5 years     10 years
-------------------------------------------------------------------------
Composite                 -4.29%         9.29%       13.60%      14.87%
-------------------------------------------------------------------------
Large Cap Value/
John A. Levin & Co.
Fund                      -4.39%           NA           NA          NA
-------------------------------------------------------------------------
Russell 1000 Value
Index(3)                  -5.59%         2.74%       11.13%      14.14%
-------------------------------------------------------------------------
S&P 500 Index(1)         -11.88%        -1.03%       10.70%      12.93%
-------------------------------------------------------------------------



Small Cap Value Composite



Corresponding Fund:    Small Cap Value/Berger[RegTM] Fund

Money Manager:         Berger Financial Group LLC

Composite Inception:   January 1, 1998

Size of Composite
on Inception:          $19 million

Number of Accounts
in Composite on
December 31, 2001:     2

Size of Composite on
December 31, 2000:     $583 million
----------------------------------------------------------



                                                                 Since
                                         1 year     3 years    Inception
------------------------------------------------------------------------
Composite(4)                             21.52%      23.20%      16.94%
------------------------------------------------------------------------
Small Cap Value/ Berger[RegTM] Fund      21.53%         NA          NA
------------------------------------------------------------------------
Russell 2000 Value Index(5)              14.03%      11.33%       6.59%
------------------------------------------------------------------------

International Blend Composite



Corresponding Fund:    International Blend/Bank of Ireland Fund

Money Manager:         Bank of Ireland
                       Asset Management (U.S.) Limited

Composite Inception:   January 1, 1990

Size of Composite
on Inception:          $1 million

Number of Accounts
in Composite on
December 31, 2001:     104

Size of Composite on
December 31, 2001:     $20.6 billion
---------------------------------------------------------------



                         1 year        3 years      5 years     10 years
------------------------------------------------------------------------
Composite(6)             -19.49%        -0.74%        3.61%      10.17%
------------------------------------------------------------------------
International Blend/
Bank of Ireland Fund     -19.98%           NA           NA          NA
------------------------------------------------------------------------
Morgan Stanley Capital
International Europe,
Australia and Far East
Index(7)                 -21.44%        -4.79%        1.17%       4.76%
------------------------------------------------------------------------


All composite performance information assumes reinvestment of all net investment income.

The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.


The private accounts that are included in the composites are not subject to the same types of expenses to which the funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected performance of these accounts. Consequently, if the private accounts included in the composites had been regulated as mutual funds under the federal securities and tax laws, the composites' performance results may have been lower than what is shown above. In addition, the funds generally experience cash flows that are different than the private accounts and this may also cause the performance of a fund to be lower than that of its corresponding composite.

Performance data for registered investment companies included in the composites were calculated in accordance with standards prescribed by the Securities and Exchange Commission for calculation of average annual total return. Private account performance calculations assume a time-weighted rate of return approach commonly used to calculate account performance. Except for the Small Cap Value Composite, all composite performance information has been provided by the money managers other than TimesSquare and has not been audited or verified by TimesSquare or the funds.

The investment results of the composites presented are not intended to predict or suggest the returns that might be experienced by the corresponding fund or an individual investor in a fund.


     (1) S&P 500 Index (registered trademark of Standard & Poor's Corp.): An unmanaged index of 500 common stocks, weighted by market capitalization, representing approximately 75% of NYSE (New York Stock Exchange) capitalization and 30% of NYSE issues. Index performance includes the reinvestment of dividends and capital gains.

     (2) Lehman Government/Corporate Bond Index: An index considered indicative of the broad domestic fixed-income market.

     (3) Russell 1000[RegTM] Value Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index.


     (4) The Small Cap Value Composite consists of Connecticut General Life Insurance Company Separate Account BSC and the Small Cap Value/Berger[RegTM] Fund. As of December 31, 2001, Separate Account BSC had assets of $562 million. Insurance company contract-related expenses were not included in the calculations of the Small Cap Value Composite.


     (5) Russell 2000[RegTM] Value Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

     (6) The composite for the period since January 1, 1998 is comprised of all U.S. dollar denominated fully discretionary international accounts managed by the money manager. For the period January 1, 1990 to December 31, 1997, the composite is comprised of all U.S., and Canada-based, fully discretionary international accounts managed by the money manager. Exclusion of Canada-based accounts does not make the composite misleading.

     (7) Morgan Stanley Capital International EAFE Index: Measures the performance for a diverse range of global stock markets within Europe, Australia and the Far East.

PERFORMANCE OF THE SMALL CAP GROWTH/TIMESSQUARE FUND'S PORTFOLIO MANAGERS, YVETTE BOCKSTEIN AND GRANT BABYAK, WITH OTHER PORTFOLIOS

The following table reflects past investment performance of a composite of portfolios managed by Yvette Bockstein and Grant Babyak, the portfolio managers primarily responsible for the day-to-day management of the Small Cap Growth/ TimesSquare Fund (the "Fund"). The composite is comprised of Connecticut General Life Insurance Company Small Cap Growth/TimesSquare Separate Account (the "Separate Account"), a commingled investment account, the Fund, and all advisory accounts managed by Ms. Bockstein and Mr. Babyak since joining TimesSquare Capital Management (the "Advisory Accounts"). The Separate Account and the Advisory Accounts have substantially similar investment objectives, policies and strategies as the Fund. The Separate Account commenced operations December 5, 1997. Ms. Bockstein and Mr. Babyak managed the Separate Account and the Fund while they were employed by Fiduciary Trust Company International ("Fiduciary") from commencement of operations of these portfolios through September 6, 2000. Fiduciary formerly was the investment adviser for the Separate Account, and a subsidiary of Fiduciary, Fiduciary International, Inc., formerly was the investment sub-adviser for the Fund. On September 7, 2000, Ms. Bockstein and Mr. Babyak joined TimesSquare Capital Management and continued management of the Separate Account and the Fund. As is the case with the Fund, Ms. Bockstein and Mr. Babyak were (and continue to be) primarily responsible for management of the Separate Account and the Advisory Accounts, and no other person had a significant role in achieving the performance described. As of December 31, 2001, the Composite had assets of approximately $1.27 billion.


This investment performance information data is provided to illustrate the past performance of Ms. Bockstein and Mr. Babyak in managing substantially similar accounts as measured against the Russell 2000[RegTM] Growth Index and does not represent the past performance of the Fund. For the Separate Account, performance has been calculated based on the actual investment performance of the Separate Account, net of the highest management fees charged to any investor in the Separate Account, brokerage commissions, transaction costs and custody fees. Insurance company contract related expenses were not included in the calculations. For the Advisory Accounts, performance has been calculated based on the actual investment performance of the Advisory Accounts, net of the highest management fees charged to any Advisory Account, brokerage commissions and transaction costs. Custody fees were not included in the calculations. Advisory fees and other expenses for the Fund are higher than the fees for the Separate Account and Advisory Accounts. Therefore, returns of the Fund will generally be lower than returns of the composite. Investors should not consider this performance data as performance of the Fund, or an indication of future performance of the Fund.

Average Annual Total Returns

Periods Ending December 31, 2001



                                                                 Since
                                         1 year     3 years    Inception
---------------------------------------------------------------------------
Composite                                -7.17%      18.48%      16.44%
---------------------------------------------------------------------------
Small Cap Growth/
TimesSquare Fund                         -9.20%         NA          NA
---------------------------------------------------------------------------
Russell 2000 Growth Index(1)             -9.23%       0.25%       0.49%
---------------------------------------------------------------------------



(1) Russell 2000[RegTM] Growth Index: A market capitalization weighted index published by Frank Russell & Co. that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


Performance information assumes reinvestment of all dividends and other earnings.

The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.


The Separate Account and the Advisory Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected performance of the Separate Account and the Advisory Accounts. Consequently, if the Separate Account and the Advisory Accounts had been regulated as a mutual fund under the federal securities and tax laws, the composite performance results may have been lower than what is shown above. In addition, the Fund generally experiences cash flows that are different than the Separate Account and the Advisory Accounts and this may also cause the performance of the Fund to be lower than that of the composite. While employed by Fiduciary Trust Company, Mr. Babyak and Ms. Bockstein managed other accounts having the same investment objectives and style as those of the portfolios within the composite. Performance of those other accounts may have been higher or lower than those in the composite. TimesSquare believes, however, that omission of these other accounts from the composite does not make the composite performance misleading.


The investment results of the composite presented above are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor in the Fund. TimesSquare provided this composite performance information.

Pricing of Shares


The price of fund shares is based on each fund's net asset value. The funds' custodian, State Street Bank and Trust Company ("State Street") calculates the net asset value of each class of a fund by dividing the number of outstanding shares of each class into the net assets of a fund attributable to that class. Net assets are the excess of a fund's assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market Fund on Good Friday if banks are open.

The funds value their investments for which market quotations readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. They value all other investments and assets at their fair values. The funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value.


VALUATION OF MONEY MARKET FUND INVESTMENTS

The Money Market Fund's investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

Purchase and Redemption of Shares

GENERAL INFORMATION

The funds presently offer various methods of purchasing shares (institutional class, premier class and retail class), enabling the funds to respond to service needs of different classes of investors. This structure has been developed to attract large institutions, retirement plans and individual investors as fund shareholders so that certain expenses (such as custodian fees, administrative services, audit fees, legal fees, fees of trustees unaffiliated with the funds, regulatory fees and certain printing expenses) can be shared rather than duplicated, in an effort to achieve economies of scale. The differences in the fee structures among classes are the result of their separate fee arrangements for record keeping and distribution services. Different fees and expenses will affect performance.

PREMIER CLASS SHARES

The premier class imposes a fee to cover the expenses associated with providing individualized record keeping and related services for each fund shareholder and beneficial owner of fund shares.


12b-1 Plan for Premier Class -- Core Plus Bond Fund

In addition, the Core Plus Bond Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the premier class of this fund to pay CIGNA Financial Services, Inc. ("CIGNA Financial Services"), the fund's distributor, for services provided to premier class shareholders and to cover expenses primarily intended to result in the sale of this class of shares of the fund. The premier class of the Core Plus Bond Fund will pay CIGNA Financial Services 0.15% annually of its average daily net assets for providing shareholder services to premier class shareholders, such as receiving and processing orders, answering questions and handling correspondence from shareholders about their accounts and similar account administrative services, and for distribution related expenses. Because these fees are paid out of the Core Plus Bond Fund's premier class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


HOW TO PURCHASE SHARES


Shares of each fund are sold on a continuous basis without any initial sales charge or contingent deferred charge at the net asset value per share of each class of each fund next determined after we receive your purchase order (see "Pricing of Shares"). The funds do not issue share certificates.


ELIGIBLE PURCHASERS

Retirement and Savings Plans and Plan Participants


One or more of the funds may be available as investment options in employer-sponsored or other types of retirement or savings plans. All orders to purchase shares must be made through and in accordance with procedures established by the participant's employer or plan administrator. The plan administrator can provide participants with detailed information on how to participate in the plan and how to select a fund as an investment option.


Brokerage Account Purchases


All other investors except for retirement and savings plan participants must purchase shares through CIGNA Financial Services. Orders placed through your brokerage representative are priced as of the close of business on the day the order and immediately available funds are received by CIGNA Financial Services, provided CIGNA Financial Services receives the order by 4:00 p.m. Eastern Time. A completed application is required to establish a new brokerage account. Purchase orders must be accepted by CIGNA Financial Services. CIGNA Financial Services reserves the right to reject any purchase order. Additional information regarding establishing a brokerage account and purchasing shares may be obtained by calling CIGNA Financial Services at 1.888.CIGNAFS (244.6237).


Premier class shares are available to:

     o Separate accounts of Connecticut General Life Insurance Company ("CG Life") or other insurance companies that are offered to qualified employer-sponsored retirement plans, and to other employer-sponsored plans. To be eligible for the premier class, the employer's plans must invest over $20 million in CIGNA Funds Group and other CIGNA managed assets, with record keeping provided by CG Life or an affiliate. For the purpose of determining the amount of CIGNA managed assets, life insurance and annuity products offered by CG Life or an affiliate may be included. CIGNA managed assets do not include investments in separate accounts that purchase mutual fund shares other than CIGNA Funds Group. Also, these plans are eligible to purchase premier class shares, if the plan sponsor confirms a good faith expectation that investments in CIGNA managed assets by the sponsor and its plans will attain $20 million (using the higher of purchase price or current market value) within one year of initial purchase, and if the plan sponsor agrees that premier class shares may be redeemed and retail class shares purchased if that level is not attained.

     o Other institutional investors investing over $1 million in the specific series of CIGNA Funds Group in which the investor wishes to invest and who do not receive record keeping services from CG Life or its affiliate.

     o Individual brokerage accounts investing over $200 thousand in CIGNA Funds Group.

In addition to the asset requirements described above, financial intermediaries or plan record keepers, including CG Life and other CIGNA affiliates, may require retirement plans to meet certain additional requirements, such as allocation of plan assets or a minimum level of assets per participant, in order to purchase shares of any class of the funds. Such intermediaries or record keepers may also require plans to pay additional charges for services provided.

Maintenance of Class Eligibility

In the event an investor does not maintain the minimum investment amounts for the institutional or premier class (as a result of shareholder redemption, not loss in market value of fund shares), the funds may redeem the investor's shares. This redemption will have tax consequences unless the shares are owned in a tax-advantaged retirement account.

ADDITIONAL INFORMATION

Each fund reserves the right to limit purchases of shares, may refuse to sell shares (including purchases by exchange) of a fund to any person, may waive or lower investment minimums or otherwise modify the conditions of purchase, if in the judgment of fund management it is in the best interest of the fund, and may act on instructions believed to be genuine.

Each fund may convert from a portfolio directly holding investment securities to a "feeder" fund of a "master" fund having substantially the same objectives, policies and strategies as described in this prospectus if the Board of Trustees of the funds determines it is in the best interests of the fund and its shareholders to do so. If this were to happen, each fund would seek to achieve its investment objective by owning shares of a corresponding master fund, which in turn would own the types of securities and employ the types of policies and strategies described in this prospectus. A fund converting to a feeder fund would notify shareholders of this change.

HOW TO REDEEM SHARES

Retirement and Savings Plan Participants

Plan participants should contact their plan administrator for information on how to redeem fund shares.

Brokerage Account Redemptions

All other investors must redeem shares through their brokerage account with CIGNA Financial Services. Shares will be redeemed at the net asset value next determined after CIGNA Financial Services receives the redemption request. A signature guarantee may be required before payment can be made on redemption orders. For additional information regarding redeeming shares from your brokerage account, call CIGNA Financial Services at 1.888.CIGNAFS (244.6237).

FURTHER REDEMPTION INFORMATION

Redemptions from the funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the investor must furnish a taxpayer identification number and address. The funds may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption of proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check for the purchase of fund shares and shares are issued before the investor's check has cleared, the transmittal of any proceeds from the redemption of the shares will occur upon clearance of the check, which may take up to 15 days.


Each of the funds reserves the right, as permitted by the Securities and Exchange Commission, to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or Securities and Exchange Commission may permit.


If the sale of fund shares you make during a 90-day period reach the lesser of $250,000 or 1% of fund assets, we can give you liquid securities from the fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

HOW TO EXCHANGE SHARES

If you want to switch your investment from one fund to another, you can exchange your fund shares for shares of the same class of another fund at the respective net asset values of the funds involved.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the funds, the funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange.

Retirement or savings plans may allow participants to exchange monies from one investment option to another. Plan participants should check with their employer or plan administrator for details on the rules governing exchanges in their plan. Exchanges are accepted by the funds only as permitted by the applicable retirement or savings plan. Participants' plan administrators or employers can explain how frequently exchanges are allowed.

TELEPHONE SERVICES

If you are a retirement or savings plan participant and have questions or want information about your plan account, contact your plan administrator.

Investors with CIGNA Financial Services brokerage accounts should call 1.888.CIGNAFS (244.6237) for account information or to speak to their dealer representative.

DIVIDENDS AND DISTRIBUTIONS

The Money Market Fund declares dividends daily and distributes dividends monthly. The Money Market Fund declares dividends to shareholders of record as of 11:45 a.m. eastern time on that day. Money Market Fund purchases made after 11:45 a.m. receive the dividend on the next business day after payment has been received. The TimesSquare Core Plus Bond Fund declares and distributes income dividends monthly and capital gain dividends, if any, annually. The other funds declare and distribute income and capital gain dividends, if any, annually, generally in December. A fund may be required to make an additional distribution in a year for operational or other reasons.

All distributions will be automatically reinvested for you in shares of the fund making the distribution at the net asset value determined on the record date.

Tax Matters

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of income and short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains. The rates that you will pay on any capital gains distributions will depend on how long a fund holds its portfolio securities. This is true no matter how long you have owned your shares in the fund and even though your distributions are reinvested in shares of the fund.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, even though your dividends will be reinvested into the fund issuing the dividend.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, so a sale of shares of this fund generally will not result in a gain or loss.

Financial Highlights

The financial highlights tables are intended to help you understand the funds' financial performance for the past five years, or life of the fund, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the annual report which is available upon request.

                                                    Money Market Fund(1)
                                             --------------------------------
                                              For the Year     For the Period
                                                  Ended            Ended
                                              December 31,      December 31,
                                                  2001              2000
-----------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period             $1.00             $1.00
Income from investment operations:
 Net investment income                            0.03              0.05
 Net realized and unrealized gain on
 securities                                        (A)               (A)
-----------------------------------------------------------------------------
Total from investment operations                  0.03              0.05
=============================================================================
Less dividends and distributions:
 Dividends from net investment income            -0.03             -0.05
 Distributions from capital gains                   --               (A)
-----------------------------------------------------------------------------
Total dividends and distributions                -0.03             -0.05
=============================================================================
Net asset value, end of period                   $1.00             $1.00
=============================================================================
-----------------------------------------------------------------------------
Total Return(a)                                  3.55%             5.50%(b)
Ratios to Average Net Assets
 Gross expenses                                  0.73%             0.72%(c)
 Fees and expenses waived or borne by the
 Adviser                                         0.03%             0.02%(c)
 Net expenses                                    0.70%             0.70%(c)
 Net investment income                           3.22%             5.69%(c)
 Net assets, end of period (000 omitted)          $207              $105
-----------------------------------------------------------------------------



(1)  Commenced operations on January 26, 2000.

(A)  Amount less than $0.01 per share.

(a) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.

(b)  Not annualized.

(c)  Annualized.

FINANCIAL HIGHLIGHTS - PREMIER CLASS



                                                   Balanced Fund
                                                  (sub-advised by
                                              Wellington Management)(1)
                                             --------------------------
                                               For the       For the
                                                 Year         Period
                                                Ended         Ended
                                               December      December
                                              31, 2001(e)    31, 2000
-----------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period            $10.05        $10.00
Income from investment operations
 Net investment income (loss)(d)                  0.23          0.25
 Net realized and unrealized gain
 (loss) on investments                           -0.41          0.09
-----------------------------------------------------------------------
Total from investment operations                 -0.18          0.34
=======================================================================
Less dividends and distributions:
 Dividends from net investment income            -0.20         -0.29
 Distributions from net realized capital
 gains                                               -             -
-----------------------------------------------------------------------
Total dividends and distributions                -0.20         -0.29
=======================================================================
Net asset value, end of period                   $9.67        $10.05
=======================================================================
-----------------------------------------------------------------------
Total Return(a)                                 -1.78%         3.41%(b)
Ratios to Average Net Assets
 Gross expenses                                  1.92%         1.96%(c)
 Fees and expenses waived or borne
 by the Adviser or Distributor                   0.92%         0.96%(c)
 Net expenses                                    1.00%         1.00%(c)
 Net investment income (loss)(d)                 2.32%         2.58%(c)
 Portfolio Turnover                               104%           67%(b)
 Net Assets, End of Period (000 omitted)        $4,786        $4,964
-----------------------------------------------------------------------



(1)  Commenced operations on January 20, 2000.

(2)  Commenced operations on January 21, 2000.

(3)  Commenced operations on January 24, 2000.

(A)  Amount less than $0.01 per share.

(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(b)  Not annualized.

(c)  Annualized.

              Large Cap Growth/                 Large Cap Value/
            Morgan Stanley Fund(1)          John A. Levin & Co. Fund(1)     S&P 500[RegTM] Index Fund(2)
       -------------------------------   -------------------------------   ----------------------------
           For the          For the           For the          For the        For the        For the
             Year            Period            Year            Period          Year           Period
            Ended            Ended             Ended            Ended          Ended          Ended
           December         December         December         December       December        December
           31, 2001         31, 2000         31, 2001         31, 2000       31, 2001        31, 2000
-------------------------------------------------------------------------------------------------------

             $8.71           $10.00           $10.83           $10.00          $8.11          $10.00

             -0.01(f)         -0.03             0.13(f)          0.10           0.08            0.15

             -1.29            -1.26            -0.61             1.28          -1.07           -0.82
-------------------------------------------------------------------------------------------------------

             -1.30            -1.29            -0.48             1.38          -0.99           -0.67
=======================================================================================================
                 -                -            -0.13            -0.55          -0.11           -0.25

                 -                -                -                -            (A)           -0.97
-------------------------------------------------------------------------------------------------------
                 -                -            -0.13            -0.55          -0.11           -1.22
=======================================================================================================
             $7.41            $8.71           $10.22           $10.83          $7.01           $8.11
-------------------------------------------------------------------------------------------------------
=======================================================================================================
           -14.93%          -12.90%(b)        -4.39%           13.78%(b)     -12.20%          -7.64%(b)

             2.38%            1.99%(c)         1.67%            1.75%(c)       0.64%           0.58%(c)

             1.38%            0.99%(c)         0.67%            0.75%(c)       0.29%           0.23%(c)
             1.00%            1.00%(c)         1.00%            1.00%(c)       0.35%           0.35%(c)
            -0.15%           -0.31%(c)         0.89%            0.85%(c)       1.59%           1.36%(c)
               91%              75%(b)           45%              62%(b)          2%              9%(b)
            $3,984           $4,377           $6,657           $5,842         $2,596            $846
-------------------------------------------------------------------------------------------------------



(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.01 and a decrease of $0.01 per share for the Balanced and TimesSquare Core Plus Bond Funds respectively. The effect to the ratio of net investment income to average net assets was an increase of 0.04% and a decrease of 0.06% for the Balanced and TimesSquare Core Plus Bond Funds respectively.

(f)  Per share numbers have been calculated using average shares.

FINANCIAL HIGHLIGHTS - PREMIER CLASS



                                                   Small Cap Growth/
                                                   TimesSquare Fund(2)
                                               --------------------------
                                                 For the       For the
                                                  Year          Period
                                                  Ended         Ended
                                                December       December
                                                31, 2001       31, 2000
-------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period             $10.98         $10.00
Income from investment operations
 Net investment income (loss)(d)                  -0.08          -0.02
 Net realized and unrealized gain (loss) on
 investments                                      -0.93           1.15
-------------------------------------------------------------------------
Total from investment operations                  -1.01           1.13
=========================================================================
Less dividends and distributions:
 Dividends from net investment income                 -          -0.10
 Distributions from net realized capital
 gains                                                -              -
 Distributions from capital                           -          -0.05
-------------------------------------------------------------------------
Total dividends and distributions                     -          -0.15
=========================================================================
Net asset value, end of period                    $9.97         $10.98
-------------------------------------------------------------------------
=========================================================================
Total Return(a)                                  -9.20%         11.26%(b)
Ratios to Average Net Assets
 Gross expenses                                   1.95%          2.01%(c)
 Fees and expenses waived or borne
 by the Adviser or Distributor                    0.70%          0.76%(c)
 Net expenses                                     1.25%          1.25%(c)
 Net investment income (loss)(d)                 -0.87%         -0.32%(c)
Portfolio Turnover                                 160%           140%(b)
Net Assets, End of Period (000 omitted)          $6,370         $6,640
-------------------------------------------------------------------------



(1)  Commenced operations on January 20, 2000.

(2)  Commenced operations on January 21, 2000.

(3)  Commenced operations on January 24, 2000.

(A)  Amount less than $0.01 per share.

(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(b)  Not annualized.

(c)  Annualized.

             Small Cap Value/             International Blend/               TimesSquare
            Berger[RegTM] Fund(1)        Bank of Ireland Fund(3)         Core Plus Bond Fund(2)
       -----------------------------   --------------------------   ------------------------------
           For the         For the       For the       For the           For the         For the
            Year           Period         Year          Period            Year            Period
            Ended           Ended         Ended         Ended             Ended           Ended
          December        December      December       December         December         December
          31, 2001        31, 2000      31, 2001       31, 2000         31, 2001(e)      31, 2000
---------------------------------------------------------------------------------------------------

           $11.37          $10.00         $9.39         $10.00           $10.28           $10.00

             0.10(f)         0.32          0.05           0.04             0.50(f)          0.57

             2.37            2.59         -1.93          -0.45             0.34             0.40
---------------------------------------------------------------------------------------------------
             2.47            2.91         -1.88          -0.41             0.84             0.97
===================================================================================================

            -1.34           -1.54         -0.06          -0.11            -1.10            -0.68

            -0.38               -             -              -            -0.07            -0.01
                -               -             -          -0.09                -                -
---------------------------------------------------------------------------------------------------
            -1.72           -1.54         -0.06          -0.20            -1.17            -0.69
===================================================================================================
           $12.12          $11.37         $7.45          $9.39            $9.95           $10.28
---------------------------------------------------------------------------------------------------
===================================================================================================
           21.53%          28.96%(b)    -19.98%         -4.09%(b)         8.36%            9.92%(b)

            1.90%           2.18%(c)      2.80%          2.84%(c)         1.20%            1.23%(c)

            0.65%           0.93%(c)      1.55%          1.59%(c)         0.35%            0.38%(c)
            1.25%           1.25%(c)      1.25%          1.25%(c)         0.85%            0.85%(c)
            0.82%           1.49%(c)      0.65%          0.49%(c)         5.15%            6.34%(c)
              59%            102%(b)        12%            27%(b)          351%             310%(b)
           $8,125          $6,178        $4,739         $5,001             $462             $128
---------------------------------------------------------------------------------------------------



(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.01 and a decrease of $0.01 per share for the Balanced and TimesSquare Core Plus Bond Funds respectively. The effect to the ratio of net investment income to average net assets was an increase of 0.04% and a decrease of 0.06% for the Balanced and TimesSquare Core Plus Bond Funds respectively.

(f)  Per share numbers have been calculated using average shares.

--------------------------------------------------------------------------------
                              For More Information
--------------------------------------------------------------------------------

For investors who want more information about the funds the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Information about the funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. You can get free copies of reports and SAIs, request other information and discuss your questions about the funds by contacting the funds at:

     CIGNA Financial Services
     P.O. Box 150476
     Hartford, CT 06115-0476
     Telephone: 1.888.CIGNAFS (244.6237)

Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

Information on the operation of the public reference room may be obtained by calling the Commission at 1.202.942.8090.

CIGNA FUNDS GROUP


Premier Class


             (The Fund Investment Company Act File No. is 811-1646.)


                                                                          577418

                               CIGNA Funds Group


                                                                    Retail Class

--------------------------------------------------------------------------------
                                                               Money Market Fund
--------------------------------------------------------------------------------
                                                                   Balanced Fund
                                          (sub-advised by Wellington Management)
--------------------------------------------------------------------------------
                                            Large Cap Growth/Morgan Stanley Fund
--------------------------------------------------------------------------------
                                        Large Cap Value/John A. Levin & Co. Fund
--------------------------------------------------------------------------------
                                                       S&P 500[RegTM] Index Fund
--------------------------------------------------------------------------------
                                               Small Cap Growth/TimesSquare Fund
--------------------------------------------------------------------------------
                                              Small Cap Value/Berger[RegTM] Fund
--------------------------------------------------------------------------------
                                        International Blend/Bank of Ireland Fund
--------------------------------------------------------------------------------
                                                 TimesSquare Core Plus Bond Fund



[CIGNA Logo]                                                          Prospectus

CIGNA Financial Services                                             May 1, 2002

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime

INTRODUCTION


The funds offered by this prospectus are series of CIGNA Funds Group, a family of mutual funds. Each series, or portfolio, has its own investment strategy and risk/return profile. This prospectus describes the retail class of each fund.


TABLE OF CONTENTS

Fund Summary................................................................1


Bar Charts and Performance Tables..........................................14

Fees and Expenses of the Funds.............................................24

Investment Information.....................................................26

Other Investment Information: Common Policies..............................39

Management of the Funds....................................................41

Performance of the Funds' Money Managers
With Other Portfolios......................................................45

Pricing of Shares..........................................................52

Purchase and Redemption of Shares..........................................53

Tax Matters................................................................58

Financial Highlights.......................................................60


For More Information...............................................back cover

Fund Summary


Money Market Fund


INVESTMENT OBJECTIVE

To provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A major change in interest rates or a default on the fund's investments could cause you to lose money.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Balanced Fund (sub-advised by Wellington Management)


INVESTMENT OBJECTIVE

Seeks a high total return through capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES


The fund strives for reasonably consistent total returns over a variety of market cycles by investing in a combination of equity securities (primarily common stocks, and to a lesser extent, securities convertible into common stocks), and fixed income securities.

The money manager analyzes the return available from stocks and bonds in deciding how to invest the fund's assets. By investing in both types of securities, the fund attempts to cushion against sharp price movements in both equity and debt securities.

Normally, 60% of fund assets will be invested in equities and 40% of fund assets will be invested in fixed income securities. The money manager has discretion to increase or decrease the weighting in equities and fixed income securities by 10% such that equities could range from 50% to 70% of fund assets and fixed income from 30% to 50% of fund assets. Changes between the two asset classes will be made gradually based on the manager's a) long-term perspective and b) assessment of business, economic and market projections.

In selecting equities for the fund, the money manager generally chooses financially sound, but temporarily out-of-favor companies that may provide above average return potential. The fund's value investment approach is based on fundamental analysis of companies with large market capitalization and estimated below average price to earnings ratios.

Domestic fixed income securities the fund will invest in include obligations of the US government and its agencies, investment grade corporate bonds, asset-backed securities and mortgage backed securities.

The fund may invest up to 15% of its assets in foreign equity and fixed income securities. Generally, the foreign fixed income securities the fund will invest in will be dollar denominated bonds issued by foreign governments and corporations.

The fund considers selling securities of issuers that no longer meet the money manager's criteria.


PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk -- that is, that the price of the securities in a portfolio will rise and fall due to price movements in the securities markets, and the securities held in a fund's portfolio may decline in value more than the overall securities market.

Market risk associated with equity securities such as common stocks is related to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

A value stock may never reach what the money manager believes is its full value, or may even go down in price. Over interim periods, returns from a value based investing style may deviate from general equity market averages.

Market risk associated with bonds is related to the level of interest rates. Generally, as interest rates rise, the market price of a bond falls. (A 7% bond is less valuable once interest rates have risen to 8% and an investor can get a higher return elsewhere.) As interest rates fall, however, the market price of a bond rises. This "inverse" relationship is magnified for bonds with longer maturities. (A bond's maturity is the length of time remaining before the borrower must pay the bondholder the face amount of the bond.)


Since the money manager has discretion to allocate the amounts of equity and debt securities held in the fund, there is an additional risk that the portfolio of the fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.


In the long run, a balanced fund may produce more modest returns than riskier stock funds as a trade-off for this potentially lower risk. The amount of income you receive from the fund will also fluctuate.

There are additional risks with investing in foreign countries, specifically economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invested in domestic equity and fixed income securities only.


You can lose money by investing in the fund. The fund may not achieve its investment objective.


Large Cap Growth/Morgan Stanley Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in growth-oriented equity securities of large cap U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Normally, the fund will invest at least 80% of its assets in equity securities of large cap companies. The money manager generally considers a company to be a "large cap" company if it has a market capitalization, at time of purchase, of $10 billion or more. The fund emphasizes securities that, in the money manager's opinion, have the potential to exhibit strong earnings growth.

The money manager follows a flexible investment program in looking for companies with above-average capital appreciation potential. The fund focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The money manager continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The fund generally considers selling securities of issuers that no longer meet the money manager's criteria.


The money manager emphasizes individual security selection and may focus the fund's holdings within the limits permissible for a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. In addition, the fund's market sector, large-capitalization growth-oriented equity securities, may perform less well than other sectors of the overall stock market. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Large Cap Value/John A. Levin & Co. Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in common stocks of established, large cap U.S. companies. Normally, the fund will invest at least 80% of its assets in equity securities of large cap U.S. companies. The money manager generally considers a company to be a "large cap" company if it has a market capitalization, at time of purchase, of $5 billion or more.

The fund generally purchases stocks when the money manager deems them undervalued relative to their present and/or future prospects and after the stocks have declined from recent highs. The money manager focuses on identifying common stocks whose market price is below what it believes is their present or future value. Often, at the time of purchase, the stocks are out of favor with the investment community.

The money manager follows a "bottom up" research approach, and selects companies with one or more of the following attributes: a strong proprietary product or service; a low share price in relation to cash flow or asset values; a new product or development; or a security offering attractive prospects for long-term returns and the protection of yield.

The fund will generally sell a security when a fundamental weakness or the money manager's anticipation of fundamental weakness or some other negative factor causes the security to fail to meet the fund's expectations, or the security rises in price to a level that the money manager believes is its fair value.


PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

A value stock may never reach what the money manager believes is its full value, or may even go down in price. In the long run, the fund may produce more modest returns than riskier stock funds.

You can lose money by investing in the fund. The fund may not achieve its investment objective.


S&P 500[RegTM] Index Fund


INVESTMENT OBJECTIVE

To achieve long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks.

PRINCIPAL INVESTMENT STRATEGIES


The fund attempts to replicate the composition and total return, reduced by fund expenses, of the S&P 500. Normally, the fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 and long positions in exchange traded contracts on the S&P 500.


PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.


The fund is subject to tracking risk, which is the risk that the fund's returns will be less than the returns of the S&P 500.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Small Cap Growth/TimesSquare Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in the common and preferred stocks of small cap U.S. companies. Normally, the fund will invest at least 80% of its assets in equity securities of small cap companies. The money manager, TimesSquare Capital Management, generally considers a company to be a "small cap" company if it has a market capitalization, at time of purchase, of between $50 million and $2 billion. The fund focuses on growing companies involved in new product development and technological breakthroughs.


The money manager:

   o Looks across all sectors of the stock market to find companies that meet the fund's investment criteria -- including strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership.

   o Looks for stocks that have the potential for price appreciation of 50% over the following 18 months and price/earnings ratios at a discount relative to their earnings growth rates.

   o Will generally sell a security when it no longer meets the fund's investment criteria, when it believes the company issuing the security is unable to sustain a competitive advantage, or the security is overvalued.

PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises.

The fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may under-perform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


You can lose money by investing in the fund. The fund may not achieve its investment objective.


Small Cap Value/Berger[RegTM] Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in common stocks of small U.S. companies whose stock prices are believed to be undervalued. Normally, the fund will invest at least 80% of its assets in equity securities of small cap U.S. companies. The money manager generally considers a company to be a "small cap" company if it has a market capitalization, at time of initial purchase, less than the 12-month average of the maximum market capitalization for companies in the Russell 2000 Index. In certain unusual circumstances, the fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Russell 2000 Index is updated monthly.


The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund generally looks for companies with:

   o A low price relative to their assets, earnings, cash flow or business franchise;

   o  Products and services that give them a competitive advantage; and


   o Quality balance sheets and strong management. In determining the strength of a company's balance sheet, the money manager will consider factors such as debt to equity ratios and the nature and quality of a company's assets.


The fund will generally sell a security when it no longer meets these investment criteria or when it has met the money manager's expectations for appreciation.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. In addition, a value stock may never reach what the money manager believes is its full value, or may even go down in price.

The fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may under-perform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


As a result of its principal investment strategies, the fund's investments are often focused in a small number of business sectors. This carries the risk associated with the performance of those sectors, which may fluctuate and reduce the investment's value. In addition, the fund may invest in certain securities with unique risks, such as investing in a company that is about to undergo a structural, financial or management change which may significantly affect the value of its securities.


You can lose money by investing in the fund. The fund may not achieve its investment objective.

International Blend/Bank of Ireland Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of well-established companies located outside the U.S. The fund considers a company to be located outside the U.S. if:

   o  It is organized under the laws of another country;

   o The principal trading market for the company's securities is in another country; or

   o The company derives at least 50% of its revenues or profits from operations in another country or has at least 50% of its assets in another country.


The fund emphasizes medium to large market capitalization companies that the money manager believes are best positioned to take advantage of global change. Normally, the fund will invest at least 90% of its assets in companies with market capitalizations, at time of purchase, over $1 billion which are located outside the U.S. The fund emphasizes companies with substantial size and liquidity, strong balance sheets, proven management and diversified earnings operating in predominantly well-regulated and more stable foreign markets. The fund will typically hold stocks from 70 to 100 issuers.

The money manager focuses on companies with equity securities (primarily common stock) it considers fundamentally undervalued relative to their long-term prospective earnings growth rate, their historic valuation levels and their competitors. The fund will generally sell a security when it no longer meets these investment criteria or when it has met the money manager's expectations for appreciation.


Normally, up to 15% of fund assets may be invested in companies located in emerging markets. Emerging market countries are countries that are included in the Morgan Stanley Capital International Emerging Markets Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

There are additional risks with investing in foreign countries, especially in developing countries -- specifically, economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a domestic stock fund.

Investing in emerging market countries poses risks in addition to those of investing in developed foreign markets. Emerging markets may be more likely to experience volatility than more developed countries.


The fund is subject to currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.


You can lose money by investing in the fund. The fund may not achieve its investment objective.


TimesSquare Core Plus Bond Fund


INVESTMENT OBJECTIVE

Seeks a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES


The fund invests primarily in fixed income securities. Normally, the fund will invest at least 80% of its total assets in fixed income securities issued by U.S. and foreign governments and companies and derivative instruments with similar economic characteristics. For purposes of this policy, Money Market Fund shares will be considered fixed income securities.

Normally, the fund will invest at least 75% of its total assets in fixed income securities that, at the time of purchase, are rated investment grade by either Moody's Investors Service or Standard & Poor's or a similar rating agency or, if unrated, are judged by TimesSquare Capital Management to be of comparable quality.


While seeking high total return, TimesSquare will also seek to maintain an average portfolio yield consistent with the Lehman Brothers Aggregate Bond Index. TimesSquare will seek capital appreciation by identifying securities (primarily fixed income securities) through its sector allocation and security selection process which, in its opinion, may increase in value.


The fund may invest up to 25% of its assets in high-yield, below-investment-grade bonds. These securities are commonly called "junk bonds."

Up to 20% of fund assets may be invested in foreign debt securities of private and governmental issuers denominated in foreign currencies. Dollar denominated foreign securities do not count against this limitation.

When purchasing or selling securities, TimesSquare will analyze market themes, individual security structural features, pricing, trading opportunities and issuer credit quality. TimesSquare may allocate fund assets across different market sectors and maturities. The average portfolio duration of this fund normally varies between 85% and 115% of the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2002, the duration of the index was 4.54 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.


PRINCIPAL RISKS OF INVESTING IN THE FUND

This fund's principal risk factor is market risk.

Market risk associated with bonds is related to the level of interest rates. Generally, as interest rates rise, the market price of a bond falls. (A 7% bond is less valuable once interest rates have risen to 8% and an investor can get a higher return elsewhere.) As interest rates fall, however, the market price of a bond rises. This "inverse" relationship is magnified for bonds with longer durations.

The fund is also subject to credit risk, or risk associated with the credit quality of the issuer. Compared to higher-quality debt securities, below-investment-grade bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of below-investment-grade bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or sell. These risks are greater for securities in default.

There are additional risks with investing in foreign countries, such as economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invested in domestic fixed-income securities only.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Bar Charts and Performance Tables

The bar charts and tables shown below provide some indication of the risks of investing in the funds. The bar charts show changes in the performance of the funds' shares from year to year over a 10-year period, or life of the fund, whichever is shorter.


The tables show how the funds' average annual returns for one, five and 10 years (or life of the fund, whichever is shorter) compare to those of a broad measure of market performance.

The tables present returns for the funds both before and after taxes. The after-tax returns are shown in two ways:

(1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and

(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale).

Please note that your actual after-tax returns will depend upon your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

A fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                               Money Market Fund
                              Annual Total Return

                             2000            5.60%
                             2001            3.29%



Best Quarter       9/30/2000         1.44%
Worst Quarter     12/31/2001         0.41%



Money Market Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations 4/29/99)



                                 PAST 1 YEAR     LIFE OF FUND
-------------------------------------------------------------
Money Market Fund                    3.29%            4.44
-------------------------------------------------------------
3-Month U.S. Treasury Bills          4.09%            4.96
-------------------------------------------------------------



The Money Market Fund's seven-day annualized yield as of December 31, 2001 was 1.15%.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                                 Balanced Fund
                    (sub-advised by Wellington Management)*
                              Annual Total Return

                             2001            -2.14%



Best Quarter      12/31/2001         6.22%
Worst Quarter     9/30/2001         -7.96%



Balanced Fund (sub-advised by
Wellington Management)*
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 20, 2000)
*Wellington Management began managing the fund on October 1, 2001.



                                             PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                            -2.14%        0.54%
Return After Taxes on Distributions            -2.86%       -0.41%
Return After Taxes on Distributions and
Sale of Fund Shares                            -1.30%       -0.03%
------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                     -11.88%       -9.89%
------------------------------------------------------------------------
60% Russell 1000 Index
and 40% Lehman Brothers
Aggregate Bond Index
(reflects no deduction for fees, expenses
or taxes)                                      -4.06%       -1.90%
------------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                      Large Cap Growth/Morgan Stanley Fund
                              Annual Total Return

                             2001            -15.19%



Best Quarter      12/31/2001       12.69%
Worst Quarter      3/31/2001      -22.06%



Large Cap Growth/Morgan Stanley Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 20, 2000)



                                            PAST YEAR     LIFE OF FUND
-----------------------------------------------------------------------
Return Before Taxes                           -15.19%       -14.51%
Return After Taxes on Distributions           -15.19%       -14.51%
Return After Taxes on Distributions and
Sale of Fund Shares                            -9.25%       -11.43%
-----------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                     -11.88%        -9.89%
-----------------------------------------------------------------------
Russell 1000 Growth Index
(reflects no deduction for fees, expenses
or taxes)                                     -20.42%       -22.10%
-----------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                    Large Cap Value/John A. Levin & Co. Fund
                              Annual Total Return

                             2001            -4.61%



Best Quarter      12/31/2001        12.45%
Worst Quarter      9/30/2001       -11.40%



Large Cap Value/John A. Levin & Co. Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 20, 2000)



                                          PAST YEAR     LIFE OF FUND
---------------------------------------------------------------------
Return Before Taxes                            -4.61%       4.17%
Return After Taxes on Distributions            -5.05%       2.91%
Return After Taxes on Distributions and
Sale of Fund Shares                            -2.81%       2.74%
---------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                     -11.88%       -9.89%
---------------------------------------------------------------------
Russell 1000 Value Index
(reflects no deduction for fees, expenses
or taxes)                                      -5.59%       1.57%
---------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                            S&P 500[RegTM] Index Fund
                              Annual Total Return

                            2001            -12.41%



Best Quarter      12/31/2001        10.55%
Worst Quarter      9/30/2001       -14.87%



S&P 500[RegTM] Index Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 21, 2000)



                                            PAST YEAR     LIFE OF FUND
-----------------------------------------------------------------------
Return Before Taxes                           -12.41%       -10.48%
Return After Taxes on Distributions           -12.87%       -12.11%
Return After Taxes on Distributions and
Sale of Fund Shares                            -7.55%        -8.44%
-----------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                     -11.88%        -9.91%
-----------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                       Small Cap Growth/TimesSquare Fund
                              Annual Total Return

                             2001            -9.40%



Best Quarter      12/31/2001        20.66%
Worst Quarter      3/31/2001       -20.77%



Small Cap Growth/TimesSquare Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 21, 2000)



                                           PAST YEAR     LIFE OF FUND
----------------------------------------------------------------------
Return Before Taxes                           -9.40%         0.29%
Return After Taxes on Distributions           -9.40%         0.03%
Return After Taxes on Distributions and
Sale of Fund Shares                           -5.72%         0.12%
----------------------------------------------------------------------
Russell 2000 Growth Index
(reflects no deduction for fees, expenses
or taxes)                                     -9.23%        -19.09%
----------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                         Small Cap Value/Berger[RegTM] Fund
                              Annual Total Return

                             2001            21.28%



Best Quarter      12/31/2001        25.26%
Worst Quarter      9/30/2001       -19.80%



Small Cap Value/Berger[RegTM] Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 20, 2000)



                                           PAST YEAR     LIFE OF FUND
----------------------------------------------------------------------
Return Before Taxes                          21.28%        25.65%
Return After Taxes on Distributions          16.10%        19.88%
Return After Taxes on Distributions and
Sale of Fund Shares                          13.63%        18.05%
----------------------------------------------------------------------
Russell 2000 Value Index
(reflects no deduction for fees, expenses
or taxes)                                    14.03%        17.96%
----------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                    International Blend/Bank of Ireland Fund
                              Annual Total Return

                            2001            -20.29%



Best Quarter      12/31/2001         7.94%
Worst Quarter      3/31/2001       -14.30%



International Blend/Bank of Ireland Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 24, 2000)



                                           PAST YEAR     LIFE OF FUND
----------------------------------------------------------------------
Return Before Taxes                           -20.29%       -13.08%
Return After Taxes on Distributions           -20.49%       -13.55%
Return After Taxes on Distributions and
Sale of Fund Shares                           -12.35%       -10.52%
----------------------------------------------------------------------
Morgan Stanley Capital International
EAFE Index
(reflects no deduction for fees, expenses
or taxes)                                     -21.44%       -16.46%
----------------------------------------------------------------------

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

                         TimesSuare Core Plus Bond Fund
                              Annual Total Return

                             2001            8.20%



Best Quarter      12/31/2000         3.61%
Worst Quarter      6/30/2001         0.67%



TimesSquare Core Plus Bond Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 21, 2000)



                                              PAST YEAR     LIFE OF FUND
-------------------------------------------------------------------------
Return Before Taxes                              8.20%          9.26%
Return After Taxes on Distributions              3.68%          5.46%
Return After Taxes on Distributions and
Sale of Fund Shares                              5.08%          5.58%
-------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses
or taxes)                                        8.44%          8.71%
-------------------------------------------------------------------------

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder Fees (All Funds)
(fees paid directly from your investment)

  Maximum sales charge (load) imposed on purchases ......... None
  Maximum deferred sales charge (load) ..................... None
  Redemption fee ........................................... None
  Exchange fee ............................................. None


                                                   Large
                                      Balanced      Cap     Large Cap
                                     Fund (sub-   Growth/    Value/
                           Money     advised by    Morgan    John A.
                          Market     Wellington   Stanley    Levin &
                           Fund     Management)     Fund    Co. Fund
---------------------------------------------------------------------
Management Fees             0.35%       0.75%       0.80%      0.75%
---------------------------------------------------------------------
Distribution & Service
(12b-1) Fees                0.25%       0.25%       0.25%      0.25%
---------------------------------------------------------------------
Other Expenses              0.38%       1.17%       1.58%      0.92%
---------------------------------------------------------------------
Total Gross
Annual Fund
Operating Expenses          0.98%       2.17%       2.63%      1.92%
---------------------------------------------------------------------
Waiver of
Fund Expenses(1)           -0.03%      -0.92%      -1.38%     -0.67%
---------------------------------------------------------------------
Total Actual Fund
Operating Expenses          0.95%       1.25%       1.25%      1.25%
---------------------------------------------------------------------



                                         Small          Small
                                          Cap            Cap        International   TimesSquare
                      S&P500[RegTM]     Growth/         Value/        Blend/Bank     Core Plus
                          Index       TimesSquare   Berger[RegTM]     of Ireland       Bond
                           Fund           Fund           Fund            Fund          Fund
-----------------------------------------------------------------------------------------------
Management Fees            0.25%          1.00%          1.00%           1.00%          0.60%
-----------------------------------------------------------------------------------------------
Distribution &
Service
(12b-1) Fees               0.25%          0.25%          0.25%           0.25%          0.25%
-----------------------------------------------------------------------------------------------
Other Expenses             0.39%          0.93%          0.90%           1.80%          0.45%
-----------------------------------------------------------------------------------------------
Total Gross
Annual Fund
Operating Expenses         0.89%          2.18%          2.15%           3.05%          1.30%
-----------------------------------------------------------------------------------------------
Waiver of
Fund Expenses(1)          -0.29%         -0.68%         -0.65%          -1.55%         -0.35%
-----------------------------------------------------------------------------------------------
Total Actual Fund
Operating Expenses         0.60%          1.50%          1.50%           1.50%          0.95%
-----------------------------------------------------------------------------------------------

(1) TimesSquare has contractually agreed, until April 30, 2003, to waive management fees and reimburse the funds if and to the extent total fund operating expenses exceed the following percentages of average daily net assets for each fund:



   Money Market Fund                                          0.95%
   Balanced Fund (sub-advised by Wellington Management)       1.25%
   Large Cap Growth/Morgan Stanley Fund                       1.25%
   Large Cap Value/John A. Levin & Co. Fund                   1.25%
   S&P 500[RegTM] Index Fund                                  0.60%
   Small Cap Growth/TimesSquare Fund                          1.50%
   Small Cap Value/Berger[RegTM] Fund                         1.50%
   International Blend/Bank of Ireland Fund                   1.50%
   TimesSquare Core Plus Bond Fund                            0.95%


Reimbursement arrangements can decrease a fund's expenses and boost its performance.

TimesSquare retains the ability to be repaid by a fund if a fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses fund operating expenses.

EXAMPLE

These examples are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that:

    o   You invest $10,000 in the fund for the time periods indicated;

    o   Your investment has a 5% return each year; and

    o Each fund's operating expenses reflect contractual expense limitations only for the first year. After the first year, the example does not take into consideration TimesSquare's agreement to reduce fund expenses, and assumes that a fund's operating expenses remain the same in each year of the applicable period.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year   3 years   5 years   10 years
-------------------------------------------------------------------
Money Market Fund             $ 97      $309   $  539    $1,199
-------------------------------------------------------------------
Balanced Fund (sub-
advised by Wellington
Management)                   $127      $590   $1,080    $2,431
-------------------------------------------------------------------
Large Cap Growth/
Morgan Stanley Fund           $127      $686   $1,272    $2,861
-------------------------------------------------------------------
Large Cap Value/John
A. Levin & Co. Fund           $127      $538   $  975    $2,189
-------------------------------------------------------------------
S&P 500[RegTM] Index Fund     $ 61      $255   $  465    $1,069
-------------------------------------------------------------------
Small Cap Growth/
TimesSquare Fund              $153      $617   $1,107    $2,460
-------------------------------------------------------------------
Small Cap Value/
Berger[RegTM] Fund            $153      $610   $1,095    $2,432
-------------------------------------------------------------------
International Blend/
Bank of Ireland Fund          $153      $796   $1,465    $3,256
-------------------------------------------------------------------
TimesSquare Core Plus
Bond Fund                     $ 97      $378   $  679    $1,537
-------------------------------------------------------------------


Investment Information

Objectives, Strategies and Related Risks


Money Market Fund

The fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The fund invests in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the fund may invest in other money market instruments such as asset-backed securities, bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denominated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks.


The fund purchases commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.

The fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. The fund classifies captive finance companies or finance subsidiaries, which exist to facilitate the marketing and financial activities of their parent in the industry of their parent's corporation.


In addition, the fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT POLICIES


The fund may follow operational policies that are more restrictive than the investment limitations as set forth in this prospectus and the Statement of Additional Information in order to comply with applicable laws and regulations governing money market funds, including the provisions of and regulations under the Investment Company Act of 1940 (the 1940 Act). In particular, the fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar- weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.

Pursuant to procedures adopted by the fund's Board of Trustees, the fund may purchase only high quality securities that TimesSquare believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by TimesSquare.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g. Standard & Poor's A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., Standard & Poor's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest of the ratings in order for TimesSquare to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of Trustees, TimesSquare may determine that an unrated security is of equivalent quality to a rated first or second tier security.

The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders. The fund will notify shareholders of any material changes.

The fund is not intended for investors seeking capital appreciation. Investment professionals generally consider money market funds conservative and safe investments. However, as with all types of securities investing, investments in the fund are not guaranteed and do present risk of loss. The fund will not reimburse you for any losses.


In addition to the principal risks discussed in the Fund Summary, the fund is subject to:


    o Manager risk, which is the chance that poor security selection will cause the fund to underperform other money market funds.


    o Investment style risk, which is the risk that returns from short-term, high-quality money market instruments will trail returns from other asset classes.

Balanced Fund (sub-advised by Wellington Management)

The fund's objective is to seek a high total return through capital appreciation and current income.


The fund strives for reasonably consistent total returns over "up" and "down" market cycles.


The fund may invest in:

    o equity securities which are traded on a domestic securities exchange or on the over-the-counter market, although the fund may also invest in securities traded on foreign stock exchanges

    o   investment grade corporate debt obligations

    o   obligations of the U.S. Government and its agencies

    o   asset backed and mortgage backed securities

    o up to 15% of fund assets may be invested in foreign equity securities including American and Global Depositary Receipts and US dollar denominated investment grade debt securities issued by foreign governments and corporations.

With respect to the fund's investments in value style equities, the fund focuses on large capitalization, highly liquid, seasoned companies. The fund may also purchase the stocks of smaller companies. The market risk for investments in smaller companies is higher than for larger companies. Stock prices for smaller companies may change more, and more quickly, over short time periods.

The domestic fixed income securities the fund will acquire will be obligations of the U.S. government and its agencies, and corporate bonds rated in one of the four highest ratings of corporate obligations by Moody's Investor Services, Inc. or Standard & Poor's or, if not rated, in the money manager's opinion, having comparable investment characteristics to those in the top four ratings. The fund may also invest in asset backed and mortgage backed securities.


In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:


    o Credit risk, which is the risk that the issuer or guarantor of a fixed income security is unable or unwilling to meet its obligations to pay principal and interest.

    o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

    o Investment style risk, which is the risk that returns from value stocks and fixed income securities in which the fund invests will trail returns from other asset classes or the overall stock market.

    o Currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

Large Cap Growth/Morgan Stanley Fund

The fund's objective is to seek long-term capital appreciation.

The money manager seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. These include U.S. common stock, securities convertible into common stock, rights, warrants and preferred stock.


Normally, up to 15% of fund assets may be held in cash or cash equivalents.

Up to 25% of fund assets may be invested in foreign securities and American and Global Depositary Receipts.


In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:


    o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.


    o Risks associated with investing in foreign countries, such as economic, information, political and transaction risks.

        As a result of these additional risks, the fund may be more volatile than a fund that invests in domestic securities only.

Large Cap Value/John A. Levin & Co. Fund

The fund's objective is to seek long-term capital appreciation.

The fund's primary strategy is to invest mainly in common stocks of established, large U.S. companies. The fund may also invest in securities that are convertible to common stocks.


The fund normally invests:

    o 80% to 100% of assets in large capitalization equity securities, with an emphasis on New York Stock Exchange issues.

    o   Up to 15% of assets in cash and cash equivalents.

    o Up to 15% of fund assets in convertible securities. These securities are purchased as a means of managing the risk inherent in the underlying common stocks.

Although the fund does not make significant investments in securities of companies based outside the United States, it may invest up to 20% of its assets in foreign securities.

Typically, the fund holds between 45 and 70 securities, which may include American Depository Receipts.

Generally, the fund does not invest more than 5% of total assets in any single investment.

In addition to the additional risks discussed in the Fund Summary, the fund is also subject to the following risks:

    o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

    o Investment style risk, which is the risk that returns from large capitalization value stocks will trail returns from other asset classes or the overall stock market.

    o Risks associated with investing in foreign countries, such as economic, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invests in domestic securities only.

S&P 500[RegTM] Index Fund

The objective of the fund is long-term growth of capital by investing principally in common stocks of companies in the S&P 500.


The S&P 500 includes 500 selected common stocks, most of which are listed on the New York Stock Exchange. Each stock in the Index has a unique weighting, depending on the number of shares outstanding and its current prices. The 500 stocks in the S&P 500 are chosen by Standard & Poor's based on industry representation, liquidity and stability. The stocks in the S&P 500 are not the 500 largest companies. Rather, the Index is designed to capture the returns of many different sectors of the U.S. economy.


While the fund seeks to match the performance of the S&P 500, its stock portfolio performance may not match that of the S&P 500 exactly. For example, the fund's performance will reflect deductions for advisory fees and other expenses that are not deducted from the performance figures reported for the S&P 500. In addition, while TimesSquare generally will seek to match the composition of the S&P 500 as closely as possible, it may not always invest the fund's stock portfolio to mirror the S&P 500 exactly. For instance, the fund may at times have its portfolio weighted differently from the S&P 500 because of the difficulty and expense of executing relatively small stock transactions. Under normal conditions, the fund anticipates holding at least 480 of the S&P 500 issues.

The fund may also invest in stock index futures contracts and related options and in certain short-term fixed income securities (including variable and floating rate instruments or demand instruments) such as U.S. Government obligations and repurchase agreements, pending investment in common stocks of companies in the S&P 500 or to meet anticipated short-term cash needs such as dividend payments or redemptions of shares. The percentage of the fund's assets invested in various types of securities will vary in light of existing economic conditions and other factors as determined by the portfolio manager.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the record or beneficial owners of shares of the fund or any member of the public regarding the advisability of investing. in securities generally, or in the fund particularly, or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to TimesSquare or the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to TimesSquare or the fund. S&P has no obligation to take the needs of TimesSquare or the fund or the records or beneficial owners of the fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the valuation of the fund or the pricing of the fund's shares or in the determination or calculation of the equation by which the fund's portfolio investments are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.


S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by TimesSquare, record or beneficial owners of the fund, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to investment style risk, which is the risk that returns from an index fund investing in the S&P 500 Index will trail returns from other asset classes or the overall stock market.

Small Cap Growth/TimesSquare Fund

The fund's objective is to seek long-term capital appreciation.


TimesSquare Capital Management, Inc.:


    o Evaluates all sectors of the stock market to find companies that meet the fund's investment criteria.

    o May also invest in American Depositary Receipts listed and traded on a registered U.S. stock exchange.


    o Builds diversification into the fund through the use of sector and security weighting limitations. Generally, the fund will not invest more than 5% of assets in any one security.

    o Normally, may invest up to 10% of fund assets in cash and cash equivalents.

In addition to the principal risks discussed in Fund Summary, the fund is also subject to:

    o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

    o Investment style risk, which is the risk that returns from small capitalization growth stocks will trail returns from other asset classes or the overall stock market.


Small Cap Value/Berger[RegTM] Fund

The fund's objective is to seek long-term capital appreciation.

The money manager's philosophy is to weigh a security's downside risk before considering its upside potential. While the fund's investment objective is long-term capital appreciation, this philosophy may help provide an element of capital preservation.

The fund is invested primarily in the common stock of small cap companies. Permitted investments also include preferred and convertible securities and American Depositary Receipts and stock of foreign issuers listed and traded on registered U.S. stock exchanges. The fund will typically be comprised of 55 to 66 holdings. Up to 15% of the fund's holdings may be in cash and cash equivalents.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to:

    o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

    o Investment style risk, which is the risk that returns from small capitalization value stocks will trail returns from other asset classes or the overall stock market.


International Blend/Bank of Ireland Fund

The fund's objective is to seek long-term capital appreciation.

The money manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the money manager then selects individual companies it believes are best positioned to take advantage of opportunities presented by these themes.

Up to 10% of the fund's assets may be held in cash or cash equivalents. Cash equivalents may be dollar or non-dollar denominated. The fund may invest in forward foreign currency contracts to hedge currency risks. Normally, the fund will invest no more than 25% of its assets in these contracts.


In addition to the principal risks discussed in the Fund Summary, the fund is also subject to the following risks:


    o Investments in securities of companies located outside the U.S. can be more volatile than investments in U.S. companies. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets may have less trading volume and less liquidity than U.S. markets. Foreign companies generally are not subject to uniform accounting and financial reporting standards like those in the U.S. Transaction costs are generally higher than those in the U.S. Custodial expenses for foreign securities may be greater than those for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes may be recoverable, the taxes will reduce the income received by the fund in such countries.

    o Investments in emerging markets countries can be considered speculative and may offer higher potential for gains and losses than investments in developed markets of the world. With respect to emerging markets countries, the risks associated with foreign investing are greater. The economies of emerging markets countries generally are heavily dependent on international trade and may be adversely affected by trade barriers, exchange or currency controls, managed adjustments in currency values and other measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability issuers in emerging markets countries may be more precarious than in other countries. There is usually more price volatility in emerging markets countries, which may be magnified by currency fluctuations.


    o Investment style risk, which is the risk that returns from foreign stocks will trail returns from other asset classes or the overall stock market. Foreign stocks may not move in concert with the U.S. markets.

    o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.


TimesSquare Core Plus Bond Fund

The fund's objective is to seek a high level of total return.


STRATEGY/PHILOSOPHY


TimesSquare's fixed income investment philosophy is based on the belief that market inefficiencies exist due to varying investor objectives and time horizons. The fund capitalizes on market inefficiencies by identifying market cycles, making tactical and decisive sector allocations, and selecting securities through a disciplined process.

The fund will invest in a broad array of fixed income sectors including government and agency securities, corporate bonds, and securitized bonds such as mortgage backed and asset backed securities, and may also invest in other instruments such as convertible bonds and preferred stock. Many types of debt securities, including mortgage-backed and asset-backed securities, carry prepayment risk, which is the risk that the issuer of the security repays principal prior to a security's maturity. When interest rates decline, borrowers may pay off their obligations sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

The fund invests primarily in investment grade bonds, which include obligations of the U.S. government and its agencies, and corporate bonds rated Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard & Poor's or, if not rated, in TimesSquare's opinion, having similar investment characteristics to bonds rated Baa3 or BBB- or higher. The fund may invest up to 25% of its assets in below investment grade securities.

The fund may invest in derivative instruments, such as options, futures and forward contracts and swap agreements. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as a part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.

Investing in derivatives carries the risk that the fund could lose more than the principal amount invested in the derivative instrument. Derivatives are subject to a number of risks, such as interest rate, credit and liquidity risk, which is the risk that a particular investment may be difficult to purchase or sell. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, currency or index.


DECISION-MAKING PROCESS

Investment decisions for the fund follow a three-stage process.


First, the portfolio managers and the strategy team identify key global and macroeconomic themes they anticipate will drive the fixed income markets. For example, the team analyzes liquidity trends, monetary and fiscal policy, capital flows, business cycles, and global indicators such as yield curves and currency dynamics.

Next, the market themes are translated into portfolio strategies and sector allocations that are designed to add value and diversify risk. Various strategies are analyzed and the investment team selects the appropriate allocation within the risk/reward tolerances for the fund.


Finally, sector specialists buy or sell securities to implement the sector allocations. The specific investment choices are based on fundamental industry analysis (such as company business prospects, earnings, credit risk and evaluation of management), independent research, and assessment of credit spreads, liquidity and risk associated with ratings changes.


In addition to the principal risks discussed in the Fund Summary and in the discussion above, the fund is also subject to the following risks:

    o Credit risk, which is the risk that the issuer or guarantor of a fixed income security is unable or unwilling to meet its obligations to pay principal and interest.

    o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

    o Investment style risk, which is the risk that returns from investment grade and below investment-grade fixed income securities will trail returns from other asset classes or the overall securities markets.

    o Sector allocation risk, which is the risk that returns from certain sectors of fixed income securities will trail the returns from other sectors.


    o Currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

Other Investment Information

Common Policies Applicable to All Funds

DERIVATIVE STRATEGIES


The funds (except for the Money Market Fund) may use derivatives such as forward foreign currency contracts, swaps, futures contracts and options to try to reduce risk or for speculative purposes to increase return consistent with each particular fund's overall investment objective and policies. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), a foreign currency or a market index (such as the S&P 500). All of the funds (except the Money Market Fund and the S&P 500[RegTM] Index Fund) may hedge currency risk (risk associated with rises in the value of the U.S. dollar versus foreign currencies) through the use of forward foreign currency contracts and options. Funds may also use futures contracts and options to hedge price risk (risk associated with price changes in current or intended investments in securities) of fund holdings, to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in securities, and to reduce fund transaction costs by buying futures instead of actual securities when futures are favorably priced.


There is no guarantee that the funds' derivative strategies will work, or that a fund may not lose money as a result of using these strategies. A fund may lose more than the principal amount invested in a derivative instrument. Derivatives are subject to a number of risks, such as the risk that the derivative instrument may be difficult to purchase or sell, and that it might not correlate perfectly with the underlying asset, rate, index or currency.

TEMPORARY, DEFENSIVE POSITIONS


The funds (except for the Money Market Fund) may from time to time take temporary defensive positions that are inconsistent with their principal investment strategies by investing up to 100% of their respective assets in cash and short- and medium-term fixed income securities in attempting to respond to adverse market, economic, political or other conditions. If a fund takes a temporary defensive position it may not achieve its investment objective. The S&P 500[RegTM] Index Fund will take temporary defensive positions only in extraordinary circumstances.


SHORT-TERM INVESTMENTS


The funds (except the Money Market Fund) may, pursuant to an order obtained by CIGNA Funds Group from the Securities and Exchange Commission, invest their cash balances that have not been invested in portfolio securities in the Money Market Fund. To avoid double advisory fees, TimesSquare will waive or credit its advisory fee for each fund investing in the Money Market Fund by the amount of the advisory fee incurred by the fund in connection with its investment in the Money Market Fund.

PORTFOLIO TURNOVER


Consistent with its investment policies, a fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause a fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

CHANGES IN POLICIES

The funds' Trustees may change the funds' investment strategies and other policies without shareholder approval. A fund may not change its investment objective or certain restrictions identified as fundamental in the Statement of Additional Information without shareholder approval.


Some of the funds have adopted policies to invest at least 80% of their assets in equity securities of companies considered "small cap" or "large cap". The money managers of these funds may adjust their definition of "small cap" and "large cap" annually based on their assessment of the capitalization range of companies which possess the fundamental characteristics of small cap or large cap companies, as the case may be.

Management of the Funds


The investment adviser to the funds is TimesSquare Capital Management, Inc. TimesSquare also serves as investment adviser for other investment companies, and for a number of pension, advisory, corporate and other accounts. As of December 31, 2001, TimesSquare managed assets of approximately $47.5 billion. TimesSquare's address is Four Times Square, 25th Floor, New York, NY 10036.

TimesSquare determines what investments shall be purchased, held, sold or exchanged by the Money Market Fund, the TimesSquare Core Plus Bond Fund, the Small Cap Growth/TimesSquare Fund and the S&P 500[RegTM] Index Fund.

The Balanced Fund and the Large Cap Growth, Large Cap Value, Small Cap Value and International Blend Funds (the "Sub-Advised Equity Funds") use sub-advisers. Each sub-adviser has the responsibility for determining what investments shall be purchased, held, sold or exchanged for its particular fund. TimesSquare is responsible for selecting and monitoring the performance of the sub-advisers, and for overall management of the business affairs of all the funds. TimesSquare has ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination, and replacement.


As full compensation for the investment management and all other services rendered by TimesSquare, the funds pay TimesSquare based on a percentage of each fund's average net assets, as follows:


Fund                                         Advisory Fee Rate
---------------------------------------------------------------
Money Market Fund                                    0.35%
---------------------------------------------------------------
Balanced Fund (sub-advised by
Wellington Management)                               0.75%
---------------------------------------------------------------
Large Cap Growth/Morgan Stanley Fund                 0.80%
---------------------------------------------------------------
Large Cap Value/John A. Levin & Co. Fund             0.75%
---------------------------------------------------------------
S&P 500[RegTM] Index Fund                            0.25%
---------------------------------------------------------------
Small Cap Growth/TimesSquare Fund                    1.00%
---------------------------------------------------------------
Small Cap Value/Berger[RegTM] Fund                   1.00%
---------------------------------------------------------------
International Blend/Bank of Ireland Fund             1.00%
---------------------------------------------------------------
TimesSquare Core Plus Bond Fund                      0.60%
---------------------------------------------------------------

Sub-Advisers

TimesSquare hires investment sub-advisers who independently manage the investment operations of the Balanced Fund and the Sub-Advised Equity Funds and determine what investments those funds will purchase and sell. These sub-advisers, and the funds they manage, are:


BALANCED FUND (SUB-ADVISED BY WELLINGTON MANAGEMENT)

Wellington Management Company, LLP ("Wellington Management") has its principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2001, Wellington Management held investment management authority with respect to over $311 billion of assets.

LARGE CAP GROWTH/MORGAN STANLEY FUND

Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2001, Morgan Stanley Investment Management, together with its affiliated asset management companies, managed assets of approximately $415.9 billion.

LARGE CAP VALUE/JOHN A. LEVIN & CO. FUND

John A. Levin & Co, One Rockefeller Plaza, 19th Floor, New York, New York 10020, is an advisory firm founded in 1982. As of December 31, 2001, Levin managed approximately $14.3 billion in assets.

SMALL CAP VALUE/BERGER[REGTM] FUND

Berger Financial Group LLC, 210 University Boulevard, Suite 800, Denver, Colorado 80206 serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger has been in the investment advisory business for 26 years. As of December 31, 2001, Berger managed approximately

$8.7 billion in assets. Berger has in turn hired Perkins, Wolf, McDonnell & Company ("PWM"), 310 S. Michigan Ave., Suite 2600, Chicago, Illinois, 60604 to manage the investment operation of the fund. PWM also sub-advises the Berger Small Cap Value Fund. As of December 31, 2001, PWM managed approximately $4.3 billion in assets.

INTERNATIONAL BLEND/BANK OF IRELAND FUND

Bank of Ireland Asset Management (U.S.) Limited ("BIAMU.S."), 75 Holly Hill Lane, Greenwich, CT 06830 (North American office); 26 Fitzwilliam Place, Dublin 2, Ireland (Ireland office). BIAMU.S. serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As of December 31, 2001, BIAMU.S. managed approximately $24.9 billion in assets.


TimesSquare (not the funds) pays each sub-adviser its respective sub-advisory fee.

The funds received an exemptive order from the Securities and Exchange Commission that permits the funds, without prior approval from shareholders, to change the terms of an advisory agreement with a sub-adviser or hire a new sub-adviser, either as a replacement for an existing sub-adviser or as an additional sub-adviser. Any significant change in a fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the funds' overall investment adviser, TimesSquare may provide investment advisory services to each fund at any time.


None of the funds offered by this prospectus are clones or replicas of any other funds managed by any of the money managers.


Portfolio Managers


These are the individuals (or teams) primarily responsible for management of the funds.

BALANCED FUND (SUB-ADVISED BY WELLINGTON MANAGEMENT)

John R. Ryan, CFA, Senior Vice President and Managing Partner of Wellington Management, coordinates the overall management of the fund. The firm's Value/Yield Team, led by portfolio manager John R. Ryan, manages the equity component of the fund. Mr. Ryan has been an investment professional since 1981. He holds a B.S. from Lehigh University and a M.B.A. from University of Virginia's Darden Graduate School of Business.

Thomas L. Pappas, CFA, Senior Vice President and Partner of Wellington Management, manages the fixed income portion of the fund. Mr. Pappas is also the chairman of the firm's Core Bond and Mortgage Strategy Groups and a member of the Global Balanced Strategy Group. An investment professional since 1983, Mr. Pappas received his B.A. from Tufts University and M.S. from MIT's Sloan School of Management.

LARGE CAP GROWTH/MORGAN STANLEY FUND

Morgan Stanley Investment Management's Large Cap Growth Team manages the fund's assets. Current members of the team include William Auslander, Managing Director, Jeffrey Alvino, Executive Director and Peter Dannenbaum, Executive Director.

LARGE CAP VALUE/JOHN A. LEVIN & CO. FUND

DANIEL THERIAULT, JOHN (JACK) W. MURPHY, AND JOHN A. LEVIN. Messrs. Theriault and Murphy are Senior Portfolio Managers at Levin. Mr. Levin is Chairman and Chief Executive Officer of John A. Levin & Co., Inc. Mr. Theriault has served in his present capacity with Levin since 1997. From 1995 to 1997, Mr. Theriault was employed by T. Rowe Price Associates and served as President and portfolio manager of T. Rowe Price Financial Services Fund. He received a B.S. from Boston College. Mr. Murphy has been with Levin since 1995. Previously, he was an analyst at Prudential Securities and worked at Bain & Co., a management consulting firm. He received a B.S. from Bryant College and a M.B.A. from Northeastern University. Mr. Levin founded the firm in 1982 and has been in the investment industry since 1964. He holds B.S. and L.L.B. degrees from Yale University.

SMALL CAP GROWTH/TIMESSQUARE FUND

GRANT R. BABYAK AND YVETTE C. BOCKSTEIN. Mr. Babyak and Ms. Bockstein joined TimesSquare in 2000 as Managing Directors. Previously, they were Senior Vice Presidents of

Fiduciary Trust Company International. Mr. Babyak joined Fiduciary in 1996 and Ms. Bockstein joined Fiduciary in 1978. Before joining Fiduciary, Mr. Babyak was a portfolio manager with Avatar Investor Associates. An investment professional since 1988, Mr. Babyak is responsible for managing institutional portfolios in the small capitalization sector. Mr. Babyak received a B.A. from Yale University and an M.B.A. from New York University--Stern School of Business. Ms. Bockstein is responsible for managing institutional portfolios. Ms. Bockstein holds a B.A. from UCLA and a Certificate en Sciences Economiques from the Universite de Bruxelles.

SMALL CAP VALUE/BERGER[REGTM] FUND

ROBERT H. PERKINS AND THOMAS M. PERKINS. Bob Perkins has managed the fund since its inception. Bob Perkins has been employed by Perkins, Wolf, McDonnell & Company since 1980 and serves as President and Director of PWM. As lead manager, Bob Perkins is responsible for the daily decisions of the fund's security selection. Thomas Perkins also serves as investment manager for the fund. He has been an investment manager since 1974. Thomas Perkins has been employed by PWM as a portfolio manager since 1998. From 1994 to 1998, Thomas Perkins was an investment manager with Alliance Capital Management.

INTERNATIONAL BLEND/BANK OF IRELAND FUND


All investment decisions are made by a team of Bank of Ireland Asset Management (U.S.) Ltd. Investment professionals.


TIMESSQUARE CORE PLUS BOND FUND

TimesSquare's Fixed Income Team manages the assets of the fund.


Performance of the Funds' Money Managers With Other Portfolios


The following tables reflect past investment performance of composites of portfolios managed by the funds' money managers. Each composite includes all discretionary, fee-paying accounts and mutual funds managed by the respective fund's money manager, all of which have substantially similar investment objectives, policies and strategies as the corresponding fund. The tables show the average annualized total returns for the one-, three-, five- and ten-year (or life of the composite, if shorter) periods ended December 31, 2001. The composite performance information data is provided to illustrate the past performance of the money managers in managing substantially similar accounts as measured against specified market indices and does not represent the past performance of the funds. These performance figures are based on the actual investment performance of the composites, net of all fees and expenses (except that for private accounts custodial fees were not included in the calculations) and any applicable sales loads, or are based on performance net of the highest fees and expenses charged to any account in the composite. Fund advisory fees and other expenses generally are higher than the fees on the accounts included in the composites. Therefore, fund returns will generally be lower than composite returns. Investors should not consider this performance data as fund performance, or an indication of future performance of the funds.

Large Cap Growth Composite



Corresponding Fund:    Large Cap Growth/Morgan Stanley Fund

Money Manager:         Morgan Stanley Investment Management Inc.

Composite Inception:   December 21, 1984

Size of Composite
on Inception:          $31.6 million

Number of Accounts
in Composite on
December 31, 2001:     30

Size of Composite on
December 31, 2001:     $3.61 billion
-------------------------------------------------------------------------



                         1 year        3 years      5 years     10 years
-------------------------------------------------------------------------
Composite                 -14.40%        2.31%        11.56%      14.39%
-------------------------------------------------------------------------
Large Cap Growth/
Morgan Stanley Fund       -15.19%          NA            NA          NA
-------------------------------------------------------------------------
S&P 500 Index(1)          -11.88%       -1.03%        10.70%      12.93%
-------------------------------------------------------------------------

Large Cap Value Composite



Corresponding Fund:    Large Cap Value/John A. Levin & Co. Fund

Money Manager:         John A. Levin & Co.

Composite Inception:   September 30, 1986

Size of Composite
on Inception:          $122 million

Number of Accounts
in Composite on
December 31, 2001:     120

Size of Composite on
December 31, 2001:     $4.4 billion
-------------------------------------------------------------------------



                        1 year       3 years      5 years     10 years
-------------------------------------------------------------------------
Composite                -4.29%        9.29%        13.60%      14.87%
-------------------------------------------------------------------------
Large Cap Value/
John A. Levin & Co.
Fund                     -4.61%          NA            NA          NA
-------------------------------------------------------------------------
Russell 1000 Value
Index(3)                 -5.59%        2.74%        11.13%      14.14%
-------------------------------------------------------------------------
S&P 500 Index(1)        -11.88%       -1.03%        10.70%      12.93%
-------------------------------------------------------------------------



Small Cap Value Composite



Corresponding Fund:    Small Cap Value/Berger[RegTM] Fund

Money Manager:         Berger Financial Group LLC

Composite Inception:   January 1, 1998

Size of Composite
on Inception:          $19 million

Number of Accounts
in Composite on
December 31, 2001:     2

Size of Composite on
December 31, 2000:     $583 Million
-------------------------------------------------------------------------



                                                       Since
                               1 year     3 years    Inception
-------------------------------------------------------------------------
Composite(4)                    21.52%      23.20%     16.94%
-------------------------------------------------------------------------
Small Cap Value/
Berger[RegTM] Fund              21.28%         NA         NA
-------------------------------------------------------------------------
Russell 2000 Value Index(5)     14.03%      11.33%      6.59%
-------------------------------------------------------------------------

International Blend Composite



Corresponding Fund:    International Blend/Bank of Ireland Fund

Money Manager:         Bank of Ireland Asset Management (U.S.)
                       Limited

Composite Inception:   January 1, 1990

Size of Composite on
Inception:             $1 million

Number of Accounts
in Composite on
December 31, 2001:     104

Size of Composite on
December 31, 2001:     $20.6 billion
-------------------------------------------------------------------------



                           1 year      3 years    5 years    10 years
-------------------------------------------------------------------------
Composite(6)                -19.49%      -0.74%     3.61%      10.17%
-------------------------------------------------------------------------
International Blend/
Bank of Ireland Fund        -20.29%         NA        NA          NA
-------------------------------------------------------------------------
Morgan Stanley Capital
International Europe,
Australia and Far East
Index(7)                    -21.44%      -4.79%     1.17%       4.76%
-------------------------------------------------------------------------


All composite performance information assumes reinvestment of all net investment income.


The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.

The private accounts that are included in the composites are not subject to the same types of expenses to which the funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected performance of these accounts. Consequently, if the private accounts included in the composites had been regulated as mutual funds under the federal securities and tax laws, the composites' performance results may have been lower than what is shown above. In addition, the funds generally experience cash flows that are different than the private accounts and this may also cause the performance of a fund to be lower than that of its corresponding composite.

Performance data for registered investment companies included in the composites were calculated in accordance with standards prescribed by the Securities and Exchange Commission for calculation of average annual total return. Private account performance calculations assume a time-weighted rate of return approach commonly used to calculate account performance. Except for the Small Cap Value Composite, all composite performance information has been provided by the money managers other than TimesSquare and has not been audited or verified by TimesSquare or the funds.

The investment results of the composites presented are not intended to predict or suggest the returns that might be experienced by the corresponding fund or an individual investor in a fund.


    (1) S&P 500 Index (registered trademark of Standard & Poor's Corp.): An unmanaged index of 500 common stocks, weighted by market capitalization, representing approximately 75% of NYSE (New York Stock Exchange) capitalization and 30% of NYSE issues. Index performance includes the reinvestment of dividends and capital gains.

    (2) Lehman Government/Corporate Bond Index: An index considered indicative of the broad domestic fixed-income market.

    (3) Russell 1000[RegTM] Value Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index.


    (4) The Small Cap Value Composite consists of Connecticut General Life Insurance Company Separate Account BSC and the Small Cap Value/Berger[RegTM] Fund. As of December 31, 2001, Separate Account BSC had assets of $562 million. Insurance company contract-related expenses were not included in the calculations of the Small Cap Value Composite.


    (5) Russell 2000[RegTM] Value Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

    (6) The composite for the period since January 1, 1998 is comprised of all U.S. dollar denominated fully discretionary international accounts managed by the money manager. For the period January 1, 1990 to December 31, 1997, the composite is comprised of all U.S., and Canada-based, fully discretionary international accounts managed by the money manager. Exclusion of Canada-based accounts does not make the composite misleading.

    (7) Morgan Stanley Capital International EAFE Index: Measures the performance for a diverse range of global stock markets within Europe, Australia and the Far East.

PERFORMANCE OF THE SMALL CAP GROWTH/TIMESSQUARE FUND'S PORTFOLIO MANAGERS, YVETTE BOCKSTEIN AND GRANT BABYAK, WITH OTHER PORTFOLIOS

The following table reflects past investment performance of a composite of portfolios managed by Yvette Bockstein and Grant Babyak, the portfolio managers primarily responsible for the day-to-day management of the Small Cap Growth/ TimesSquare Fund (the "Fund"). The composite is comprised of Connecticut General Life Insurance Company Small Cap Growth/TimesSquare Separate Account (the "Separate Account"), a commingled investment account, the Fund, and all advisory accounts managed by Ms. Bockstein and Mr. Babyak since joining TimesSquare Capital Management (the "Advisory Accounts"). The Separate Account and the Advisory Accounts have substantially similar investment objectives, policies and strategies as the Fund. The Separate Account commenced operations December 5, 1997. Ms. Bockstein and Mr. Babyak managed the Separate Account and the Fund while they were employed by Fiduciary Trust Company International ("Fiduciary") from commencement of operations of these portfolios through September 6, 2000. Fiduciary formerly was the investment adviser for the Separate Account, and a subsidiary of Fiduciary, Fiduciary International, Inc., formerly was the investment sub-adviser for the Fund. On September 7, 2000, Ms. Bockstein and Mr. Babyak joined TimesSquare Capital Management and continued management of the Separate Account and the Fund. As is the case with the Fund, Ms. Bockstein and Mr. Babyak were (and continue to be) primarily responsible for management of the Separate Account and the Advisory Accounts, and no other person had a significant role in achieving the performance described. As of December 31, 2001, the Composite had assets of approximately $1.27 billion.


This investment performance information data is provided to illustrate the past performance of Ms. Bockstein and Mr. Babyak in managing substantially similar accounts as measured against the Russell 2000[RegTM] Growth Index and does not represent the past performance of the Fund. For the Separate Account, performance has been calculated based on the actual investment performance of the Separate Account, net of the highest management fees charged to any investor in the Separate Account, brokerage commissions, transaction costs and custody fees. Insurance company contract related expenses were not included in the calculations. For the Advisory Accounts, performance has been calculated based on the actual investment performance of the Advisory Accounts, net of the highest management fees charged to any Advisory Account, brokerage commissions and transaction costs. Custody fees were not included in the calculations. Advisory fees and other expenses for the Fund are higher than the fees for the Separate Account and Advisory Accounts. Therefore, returns of the Fund will generally be lower than returns of the composite. Investors should not consider this performance data as performance of the Fund, or an indication of future performance of the Fund.

Average Annual Total Returns

Periods Ending December 31, 2001



                                                        Since
                                1 year     3 years    Inception
---------------------------------------------------------------
Composite                        -7.17%      18.48%     16.44%
---------------------------------------------------------------
Small Cap Growth/
TimesSquare Fund                 -9.40%         NA         NA
---------------------------------------------------------------
Russell 2000 Growth Index(1)     -9.23%       0.25%      0.49%
---------------------------------------------------------------



(1) Russell 2000[RegTM] Growth Index: A market capitalization weighted index published by Frank Russell & Co. that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


Performance information assumes reinvestment of all dividends and other earnings.

The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.


The Separate Account and the Advisory Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected performance of the Separate Account and the Advisory Accounts. Consequently, if the Separate Account and the Advisory Accounts had been regulated as a mutual fund under the federal securities and tax laws, the composite performance results may have been lower than what is shown above. In addition, the

Fund generally experiences cash flows that are different than the Separate Account and the Advisory Accounts and this may also cause the performance of the Fund to be lower than that of the composite. While employed by Fiduciary Trust Company, Mr. Babyak and Ms. Bockstein managed other accounts having the same investment objectives and style as those of the portfolios within the composite. Performance of those other accounts may have been higher or lower than those in the composite. TimesSquare believes, however, that omission of these other accounts from the composite does not make the composite performance misleading.


The investment results of the composite presented above are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor in the Fund. TimesSquare provided this composite performance information.

Pricing of Shares


The price of fund shares is based on each fund's net asset value. The funds' custodian, State Street Bank and Trust Company ("State Street") calculates the net asset value of each class of a fund by dividing the number of outstanding shares of each class into the net assets of a fund attributable to that class. Net assets are the excess of a fund's assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market Fund on Good Friday if banks are open.

The funds value their investments for which market quotations readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. They value all other investments and assets at their fair values. The funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value.


VALUATION OF MONEY MARKET FUND INVESTMENTS

The Money Market Fund's investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

Purchase and Redemption of Shares

GENERAL INFORMATION

The funds presently offer various methods of purchasing shares (institutional class, premier class and retail class), enabling the funds to respond to service needs of different classes of investors. This structure has been developed to attract large institutions, retirement plans and individual investors as fund shareholders so that certain expenses (such as custodian fees, administrative services, audit fees, legal fees, fees of trustees unaffiliated with the funds, regulatory fees and certain printing expenses) can be shared rather than duplicated, in an effort to achieve economies of scale. The differences in the fee structures among classes are the result of their separate fee arrangements for record keeping and distribution services. Different fees and expenses will affect performance.

RETAIL CLASS SHARES

The retail class imposes a fee to cover the expenses associated with providing individualized record keeping and related services for each fund shareholder and beneficial owner of fund shares.

12b-1 Plan for Retail Class Shares

In addition, the funds have adopted a plan under Rule 12b-1 of the 1940 Act that allows the retail class of each fund to pay for services provided to retail class shareholders and expenses primarily intended to result in sale of this class of shares of the funds. The retail class of each fund will pay CIGNA Financial Services, Inc. ("CIGNA Financial Services"), the funds' distributor, 0.25% annually of its average daily net assets for providing shareholder services to retail class shareholders, such as receiving and processing orders, answering questions and handling correspondence from shareholders about their accounts and similar account administrative services, and for distribution related expenses. Because these fees are paid out of each fund's retail class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO PURCHASE SHARES


Shares of each fund are sold on a continuous basis without any initial sales charge or contingent deferred charge at the net asset value per share of each class of each fund next determined after we receive your purchase order (see "Pricing of Shares"). The funds do not issue share certificates.


ELIGIBLE PURCHASERS

Retail class shares are available to individual investors, employer-sponsored retirement plans, and other accounts.

Retirement and Savings Plans and Plan Participants


One or more of the funds may be available as investment options in employer-sponsored or other types of retirement or savings plans. All orders to purchase shares must be made through and in accordance with procedures established by the participant's employer or plan administrator. The plan administrator can provide participants with detailed information on how to participate in the plan and how to select a fund as an investment option.


Brokerage Account Purchases


All investors other than retirement and savings plan participants must purchase shares through CIGNA Financial Services. Orders placed through your brokerage representative are priced as of the close of business on the day the order and immediately available funds are received by CIGNA Financial Services, provided CIGNA Financial Services receives the order by 4:00 p.m. Eastern Time. A completed application is required to establish a new brokerage account. Purchase orders must be accepted by CIGNA Financial Services. CIGNA Financial Services reserves the right to reject any purchase order.


Additional information regarding establishing a brokerage account and purchasing shares may be obtained by calling CIGNA Financial Services at 1.888.CIGNAFS (244.6237).

ADDITIONAL INFORMATION

Each fund reserves the right to limit purchases of shares, may refuse to sell shares (including purchases by exchange) of a fund to any person, may waive or lower investment minimums or otherwise modify the conditions of purchase, if in the judgment of fund management it is in the best interest of the fund, and may act on instructions believed to be genuine.

Each fund may convert from a portfolio directly holding investment securities to a "feeder" fund of a "master" fund having substantially the same objectives, policies and strategies as described in this prospectus if the Board of Trustees of the funds determines it is in the best interests of the fund and its shareholders to do so. If this were to happen, each fund would seek to achieve its investment objective by owning shares of a corresponding master fund, which in turn would own the types of securities and employ the types of policies and strategies described in this prospectus. A fund converting to a feeder fund would notify shareholders of this change.

HOW TO REDEEM SHARES

Retirement and Savings Plan Participants

Plan participants should contact their plan administrator for information on how to redeem fund shares.

Brokerage Account Redemptions

All other investors must redeem shares through their brokerage account with CIGNA Financial Services. Shares will be redeemed at the net asset value next determined after CIGNA Financial Services receives the redemption request. A signature guarantee may be required before payment can be made on redemption orders. For additional information regarding redeeming shares from your brokerage account, call CIGNA Financial Services at 1.888.CIGNAFS (244.6237).

FURTHER REDEMPTION INFORMATION

Redemptions from the funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the investor must furnish a taxpayer identification number and address. The funds may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption of proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check for the purchase of fund shares and shares are issued before the investor's check has cleared, the transmittal of any proceeds from the redemption of the shares will occur upon clearance of the check, which may take up to 15 days.

Each of the funds reserves the right, as permitted by the Securities and Exchange Commission, to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or Securities and Exchange Commission may permit.

If the sale of fund shares you make during a 90-day period reach the lesser of $250,000 or 1% of fund assets, we can give you liquid securities from the fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

HOW TO EXCHANGE SHARES

If you want to switch your investment from one fund to another, you can exchange your fund shares for shares of the same class of another fund at the respective net asset values of the funds involved.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the funds, the funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange.

Retirement or savings plans may allow participants to exchange monies from one investment option to another. Plan participants should check with their employer or plan administrator for details on the rules governing exchanges in their plan. Exchanges are accepted by the funds only as permitted by the applicable retirement or savings plan. Participants' plan administrators or employers can explain how frequently exchanges are allowed.

TELEPHONE SERVICES

If you are a retirement or savings plan participant and have questions or want information about your plan account, contact your plan administrator.

Investors with CIGNA Financial Services brokerage accounts should call 1.888.CIGNAFS (244.6237) for account information or to speak to their dealer representative.

DIVIDENDS AND DISTRIBUTIONS


The Money Market Fund declares dividends daily and distributes dividends monthly. The Money Market Fund declares dividends to shareholders of record as of 11:45 a.m. eastern time on that day. Money Market Fund purchases made after 11:45 a.m. receive the dividend on the next business day after payment has been received. The TimesSquare Core Plus Bond Fund declares and distributes income dividends monthly and capital gain dividends, if any, annually. The other funds declare and distribute income and capital gain dividends, if any, annually, generally in December. A fund may be required to make an additional distribution in a year for operational or other reasons.


All distributions will be automatically reinvested for you in shares of the fund making the distribution at the net asset value determined on the record date.

Tax Matters

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of income and short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains. The rates that you will pay on any capital gains distributions will depend on how long a fund holds its portfolio securities. This is true no matter how long you have owned your shares in the fund and even though your distributions are reinvested in shares of the fund.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiv-ing a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, even though your dividends will be reinvested into the fund issuing the dividend.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, so a sale of shares of this fund generally will not result in a gain or loss.

Financial Highlights

The financial highlights tables are intended to help you understand the funds' financial performance for the past five years, or life of the fund, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the annual report which is available upon request.

FINANCIAL HIGHLIGHTS - RETAIL CLASS



                                                         Money Market Fund(1)
                                          ------------------------------------------------
                                                      For the                   For the
                                                     Year Ended                 Period
                                                    December 31,                 Ended
                                          -------------------------------      December
                                               2001             2000           31, 1999
------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period            $1.00            $1.00            $1.00
Income from investment operations:
 Net investment income                           0.03             0.05             0.03
 Net realized and unrealized gain on
 securities                                       (A)              (A)              (A)
------------------------------------------------------------------------------------------
Total from investment operations                 0.03             0.05             0.03
==========================================================================================
Less dividends and distributions:
 Dividends from net investment income           -0.03            -0.05            -0.03
 Distributions from capital gains                 --               (A)              (A)
------------------------------------------------------------------------------------------
Total dividends and distributions               -0.03            -0.05            -0.03
==========================================================================================
Net asset value, end of period                  $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------
==========================================================================================
Total Return(a)                                 3.29%            5.60%            2.97%(b)
Ratios to Average Net Assets
 Gross expenses                                 0.98%            0.97%            1.00%(c)
 Fees and expenses waived or borne
 by the Adviser                                 0.03%            0.02%            0.07%(c)
 Net expenses                                   0.95%            0.95%            0.93%(c)
 Net investment income                          3.10%            5.44%            4.64%(c)
 Net assets, end of period
  (000 omitted)                              $291,380         $199,993         $123,655
------------------------------------------------------------------------------------------



(1) Commenced operations on April 29, 1999.
(A) Amount less than $0.01 per share.
(a) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(b) Not annualized.
(c) Annualized.

FINANCIAL HIGHLIGHTS - RETAIL CLASS



                                                   Balanced Fund
                                                  (sub-advised by
                                              Wellington Management)(1)
                                             -------------------------
                                               For the       For the
                                                 Year         Period
                                                Ended         Ended
                                               December      December
                                              31, 2001(e)    31, 2000
----------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $10.04          $10.00
Income from investment operations
 Net investment income (loss)(d)                0.21            0.17
 Net realized and unrealized gain
 (loss) on investments                         -0.42            0.16
----------------------------------------------------------------------
Total from investment operations               -0.21            0.33
======================================================================
Less dividends and distributions:
 Dividends from net investment income          -0.19            -0.29
 Distributions from net realized capital
 gains                                           --               --
----------------------------------------------------------------------
Total dividends and distributions              -0.19            -0.29
======================================================================
Net asset value, end of period                 $9.64           $10.04
----------------------------------------------------------------------
======================================================================
Total Return(a)                               -2.14%            3.25%(b)
Ratios to Average Net Assets
 Gross expenses                                2.17%            2.21%(c)
 Fees and expenses waived or borne
 by the Adviser or Distributor                 0.92%            0.96%(c)
 Net expenses                                  1.25%            1.25%(c)
 Net investment income (loss)(d)               2.07%            2.33%(c)
 Portfolio Turnover                             104%              67%(b)
 Net assets, end of period (000 omitted)      $3,523           $2,180
----------------------------------------------------------------------



(1) Commenced operations on January 20, 2000.
(2) Commenced operations on January 21, 2000.
(3) Commenced operations on January 24, 2000.
(A) Amount less than $0.01 per share.
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Not annualized.
(c) Annualized.

   Large Cap Growth/           Large Cap Value/
  Morgan Stanley Fund(1)   John A. Levin & Co. Fund(1) S&P 500[RegTM] Index Fund(2)
---------------------------------------------------------------------------------
  For the     For the         For the        For the      For the      For the
   Year        Period          Year          Period        Year         Period
   Ended       Ended           Ended          Ended        Ended        Ended
 December     December       December       December     December      December
 31, 2001     31, 2000       31, 2001       31, 2000     31, 2001      31, 2000
---------------------------------------------------------------------------------
   $8.69      $10.00         $10.81         $10.00         $8.09        $10.00
   -0.03(f)    -0.04           0.06(f)        0.07          0.09          0.13
   -1.29       -1.27          -0.56           1.28         -1.09         -0.83
---------------------------------------------------------------------------------
   -1.32       -1.31          -0.50           1.35         -1.00         -0.70
=================================================================================
      --          --          -0.12          -0.54         -0.10         -0.24
      --          --            --             --            (A)         -0.97
---------------------------------------------------------------------------------
      --          --          -0.12          -0.54         -0.10         -1.21
=================================================================================
   $7.37       $8.69         $10.19         $10.81         $6.99         $8.09
---------------------------------------------------------------------------------
=================================================================================
 -15.19%     -13.10%(b)      -4.61%         13.52%(b)    -12.41%        -7.94%(b)
   2.63%       2.24%(c)       1.92%          2.00%(c)      0.89%         0.83%(c)
   1.38%       0.99%(c)       0.67%          0.75%(c)      0.29%         0.23%(c)
   1.25%       1.25%(c)       1.25%          1.25%(c)      0.60%         0.60%(c)
  -0.39%      -0.56%(c)       0.64%          0.60%(c)      1.27%         1.11%(c)
     91%         75%(b)         45%            62%(b)         2%            9%(b)
  $3,086      $2,107         $4,406         $1,934       $18,905       $10,427
---------------------------------------------------------------------------------



(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.02 and a decrease of $0.01 per share for the Balanced and TimesSquare Core Plus Bond Funds respectively. The effect to the ratio of net investment income to average net assets was an increase of 0.05% and a decrease of 0.06% for the Balanced and TimesSquare Core Plus Bond Funds respectively.
(f) Per share numbers have been calculated using average shares.

FINANCIAL HIGHLIGHTS - RETAIL CLASS



                                                 Small Cap Growth/
                                                 TimesSquare Fund(2)
                                             --------------------------
                                               For the       For the
                                                Year          Period
                                                Ended         Ended
                                              December       December
                                              31, 2001       31, 2000
-----------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $10.96           $10.00
Income from investment operations
 Net investment income (loss)(d)               -0.07            -0.04
 Net realized and unrealized gain
 (loss) on investments                         -0.96             1.14
-----------------------------------------------------------------------
Total from investment operations               -1.03             1.10
=======================================================================
Less dividends and distributions:
 Dividends from net investment income             --            -0.09
 Distributions from net realized capital
 gains                                            --               --
 Distributions from capital                       --            -0.05
-----------------------------------------------------------------------
Total dividends and distributions                 --            -0.14
=======================================================================
Net asset value, end of period                 $9.93           $10.96
-----------------------------------------------------------------------
=======================================================================
Total Return(a)                               -9.40%           11.00%(b)
Ratios to Average Net Assets
 Gross expenses                                2.18%            2.26%(c)
 Fees and expenses waived or borne
 by the Adviser or Distributor                 0.68%            0.76%(c)
 Net expenses                                  1.50%            1.50%(c)
 Net investment income (loss)(d)              -1.14%           -0.57%(c)
 Portfolio Turnover                             160%             140%(b)
 Net assets, end of period (000 omitted)      $4,892           $2,905
-----------------------------------------------------------------------



(1) Commenced operations on January 20, 2000.
(2) Commenced operations on January 21, 2000.
(3) Commenced operations on January 24, 2000.
(A) Amount less than $0.01 per share.
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Not annualized.
(c) Annualized.

      Small Cap Value/             International Blend/              TimesSquare
     Berger[RegTM] Fund(1)        Bank of Ireland Fund(3)       Core Plus Bond Fund(2)
-----------------------------   --------------------------   ---------------------------
    For the         For the       For the       For the         For the        For the
     Year           Period         Year          Period           Year          Period
     Ended           Ended         Ended         Ended           Ended          Ended
   December        December      December       December        December       December
   31, 2001        31, 2000      31, 2001       31, 2000      31, 2001(e)      31, 2000
----------------------------------------------------------------------------------------
     $11.34         $10.00        $9.37           $10.00         $10.27          $10.00
       0.07(f)        0.27         0.04              (A)           0.54(f)         0.51
       2.36           2.60        -1.94            -0.44           0.28            0.45
----------------------------------------------------------------------------------------
       2.43           2.87        -1.90            -0.44           0.82            0.96
========================================================================================
      -1.32          -1.53        -0.05            -0.10          -1.10           -0.68
      -0.38             --           --               --          -0.07           -0.01
         --             --           --            -0.09             --              --
----------------------------------------------------------------------------------------
      -1.70          -1.53        -0.05            -0.19          -1.17           -0.69
========================================================================================
     $12.07         $11.34        $7.42            $9.37          $9.92          $10.27
----------------------------------------------------------------------------------------
========================================================================================
     21.28%         28.60%(b)   -20.29%           -4.35%(b)       8.20%           9.79%(b)
      2.15%          2.43%(c)     3.05%            3.09%(c)       1.30%           1.33%(c)
      0.65%          0.93%(c)     1.55%            1.59%(c)       0.35%           0.38%(c)
      1.50%          1.50%(c)     1.50%            1.50%(c)       0.95%           0.95%(c)
      0.58%          1.24%(c)     0.38%            0.24%(c)       5.15%           6.24%(c)
        59%           102%(b)       12%              27%(b)        351%            310%(b)
     $6,226         $1,973       $1,493           $1,371          $ 594           $215
----------------------------------------------------------------------------------------



(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.02 and a decrease of $0.01 per share for the Balanced and TimesSquare Core Plus Bond Funds respectively. The effect to the ratio of net investment income to average net assets was an increase of 0.05% and a decrease of 0.06% for the Balanced and TimesSquare Core Plus Bond Funds respectively.
(f) Per share numbers have been calculated using average shares.

                              For More Information

For investors who want more information about the funds the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Information about the funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. You can get free copies of reports and SAIs, request other information and discuss your questions about the funds by contacting the funds at:

            CIGNA Financial Services
            P.O. Box 150476
            Hartford, CT 06115-0476
            Telephone: 1.888.CIGNAFS (244.6237)

Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.

Information on the operation of the public reference room may be obtained by calling the Commission at 1.202.942.8090.

CIGNA FUNDS GROUP


Retail Class


            (The Fund Investment Company Act File No. is 811-1646.)


                                                                          577417

                               CIGNA Funds Group

                                                                           Money
                                                                          Market
                                                                            Fund

                                                                    Retail Class
                                                                   Premier Class



[CIGNA Logo]                                                          Prospectus
CIGNA Financial Services                                             May 1, 2002

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime

INTRODUCTION


The Money Market Fund is a series of CIGNA Funds Group, a family of mutual funds. This prospectus describes the retail and premier classes of the fund.


TABLE OF CONTENTS


Fund Summary................................................................1

Bar Chart and Performance Table.............................................1

Fees and Expenses of the Fund...............................................3

Investment Information......................................................4

Management of the Fund......................................................7

Pricing of Shares...........................................................7

Purchase and Redemption of Shares...........................................8

Tax Matters................................................................13

Financial Highlights.......................................................15

For More Information...............................................back cover

Fund Summary

INVESTMENT OBJECTIVE

To provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A major change in interest rates or a default on the fund's investments could cause you to lose money.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Bar Chart and Performance Table


The bar chart and table shown below provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's retail class shares from year to year over the life of the fund.

The table shows how the fund's retail and premier classes' average annual returns for one year and the life of the fund compare to those of a broad measure of market performance.


A fund's past performance does not necessarily indicate how the fund will perform in the future.

                               Money Market Fund
                                  Retail Class
                              Annual Total Return

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]



2000                         5.60%
2001                         3.29%



Best Quarter       9/30/2000     1.44%
Worst Quarter     12/31/2001     0.41%



Money Market Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(retail class commenced operations 4/29/1999)
(premier class commenced operations 1/26/2000)



                                 PAST 1 YEAR      LIFE OF FUND
--------------------------------------------------------------
Money Market Fund
(retail class)                      3.29%            4.44%
--------------------------------------------------------------
3-Month U.S. Treasury Bills         4.09%            4.96%
--------------------------------------------------------------
Money Market Fund
(premier class)                     3.55%            4.69%
--------------------------------------------------------------
3-Month U.S. Treasury Bills         4.09%            5.22%
--------------------------------------------------------------



The Money Market Fund's seven-day annualized yield as of December 31, 2001 was 1.15% (retail class) and 1.40% (premier class.)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)


  Maximum sales charge (load) imposed on purchases ......... None

  Maximum deferred sales charge (load) ..................... None

  Redemption fee ........................................... None

  Exchange fee ............................................. None



                           Retail class          Premier class
-----------------------------------------------------------------
Management Fees               0.35%                  0.35%
-----------------------------------------------------------------
Distribution & Service
(12b-1) Fees                  0.25%                  None
-----------------------------------------------------------------
Other Expenses                0.38%                  0.38%
-----------------------------------------------------------------
Total Gross
Annual Fund
Operating Expenses            0.98%                  0.73%
-----------------------------------------------------------------
Waiver of
Fund Expenses(1)              0.03%                 -0.03%
-----------------------------------------------------------------
Total Actual Fund
Operating Expenses            0.95%                  0.70%
-----------------------------------------------------------------



(1) TimesSquare has contractually agreed, until April 30, 2003, to waive management fees and reimburse the fund if and to the extent total fund operating expenses exceed the following percentages of average daily net assets for the retail and premier classes of the fund:


   Premier class                          0.70%
   Retail class                           0.95%

Reimbursement arrangements can decrease a fund's expenses and boost its performance.


TimesSquare retains the ability to be repaid by the fund if the fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses fund operating expenses.


EXAMPLE

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

     o    You invest $10,000 in the fund for the time periods indicated;

     o    Your investment has a 5% return each year; and


     o The fund's operating expenses reflect contractual expense limitations only for the first year. After the first year, the example does not take into consideration TimesSquare's agreement to reduce fund expenses, and assumes that the fund's operating expenses remain the same in each year of the applicable period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                 1 year   3 years   5 years   10 years
--------------------------------------------------------
Premier class     $72      $230      $403      $  904
--------------------------------------------------------
Retail class      $97      $309      $539      $1,199
--------------------------------------------------------


Investment Information

Objectives, Strategies and Related Risks


The fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The fund invests in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the fund may invest in other money market instruments such as asset-backed securities, bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denominated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks.


The fund purchases commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.

The fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. The fund classifies captive finance companies or finance subsidiaries, which exist to facilitate the marketing and financial activities of their parent in the industry of their parent's corporation.


In addition, the fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT POLICIES


The fund may follow operational policies that are more restrictive than the investment limitations as set forth in this prospectus and the Statement of Additional Information in order to comply with applicable laws and regulations governing money market funds, including the provisions of and regulations under the Investment Company Act of 1940 (the 1940 Act). In particular, the fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar- weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.


Pursuant to procedures adopted by the fund's Board of Trustees, the fund may purchase only high quality securities that TimesSquare believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by TimesSquare.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g. Standard & Poor's A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., Standard & Poor's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest of the ratings in order for TimesSquare to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of Trustees, TimesSquare may determine that an unrated security is of equivalent quality to a rated first or second tier security.


The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.


The fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders. The fund will notify shareholders of any material changes.

The fund is not intended for investors seeking capital appreciation. Investment professionals generally consider money market funds conservative and safe investments. However, as with all types of securities investing, investments in the fund are not guaranteed and do present risk of loss. The fund will not reimburse you for any losses.


In addition to the principal risks discussed in the Fund Summary, the fund is subject to:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other money market funds.

     o Investment style risk, which is the risk that returns from short-term, high-quality money market instruments will trail returns from other asset classes.


PORTFOLIO TURNOVER

Consistent with its investment policies, the fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause a fund to incur additional transaction costs


CHANGES IN POLICIES


The fund's Trustees may change the fund's investment strategies and other policies without shareholder approval. The fund may not change its investment objective or certain restrictions identified as fundamental in the Statement of Additional Information without shareholder approval.


Management of the Fund


The investment adviser to the fund is TimesSquare Capital Management, Inc. TimesSquare also serves as investment adviser for other investment companies, and for a number of pension, advisory, corporate and other accounts. As of December 31, 2001, TimesSquare managed assets of approximately $47.5 billion. TimesSquare's address is Four Times Square, 25th Floor, New York, NY 10036.


As full compensation for the investment management and all other services rendered by TimesSquare, the fund pays TimesSquare 0.35% of the fund's average net assets annually.

Pricing of Shares


The price of fund shares is based on the fund's net asset value. The fund's custodian, State Street Bank and Trust Company ("State Street") calculates the net asset value of each class of a fund by dividing the number of outstanding shares of each class into the net assets of a fund attributable to that class. Net assets are the excess of a fund's assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading, and on Good Friday if banks are open.


VALUATION OF MONEY MARKET FUND INVESTMENTS

The Money Market Fund's investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

Purchase and Redemption of Shares

GENERAL INFORMATION


The fund presently offers various methods of purchasing shares (institutional class, premier class and retail class), enabling the funds to respond to service needs of different classes of investors. This structure has been developed to attract large institutions, retirement plans and individual investors as fund shareholders so that certain expenses (such as custodian fees, administrative services, audit fees, legal fees, fees of trustees unaffiliated with the funds, regulatory fees and certain printing expenses) can be shared rather than duplicated, in an effort to achieve economies of scale. The differences in the fee structures among classes are the result of their separate fee arrangements for record keeping and distribution services. Different fees and expenses will affect performance.

PREMIER AND RETAIL CLASS SHARES

The premier and retail classes impose a fee to cover the expenses associated with providing individualized record keeping and related services for each fund shareholder and beneficial owner of fund shares.


12b-1 Plan for Retail Class Shares


In addition, the fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the retail class of the fund to pay for services provided to retail class shareholders and expenses primarily intended to result in sale of this class of shares of the fund. The retail class of the fund will pay CIGNA Financial Services, Inc. ("CIGNA Financial Services"), the fund's distributor, 0.25% annually of its average daily net assets for providing shareholder services to retail class shareholders, such as receiving and processing orders, answering questions and handling correspondence from shareholders about their accounts and similar account administrative services, and for distribution related expenses. Because these fees are paid out of the fund's retail class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


HOW TO PURCHASE SHARES

Shares of the fund are sold on a continuous basis without any initial sales charge or contingent deferred charge at the net asset value per share of each class of the fund next determined after we receive your purchase order (see "Pricing of Shares"). The fund does not issue share certificates.

ELIGIBLE PURCHASERS


Premier and retail class shares are available to individual investors, employer-sponsored retirement plans, and other accounts.


Retirement and Savings Plans and Plan Participants


The fund may be available as an investment option in employer-sponsored or other types of retirement or savings plans. All orders to purchase shares must be made through and in accordance with procedures established by the participant's employer or plan administrator. The plan administrator can provide participants with detailed information on how to participate in the plan and how to select the fund as an investment option.


Brokerage Account Purchases


All investors other than retirement and savings plan participants must purchase shares through CIGNA Financial Services. Orders placed through your brokerage representative are priced as of the close of business on the day the order and immediately available funds are received by CIGNA Financial Services, provided CIGNA Financial Services receives the order by 4:00 p.m. Eastern Time. A completed application is required to establish a new brokerage account.

Purchase orders must be accepted by CIGNA Financial Services. CIGNA Financial Services reserves the right to reject any purchase order.


Additional information regarding establishing a brokerage account and purchasing shares may be obtained by calling CIGNA Financial Services at 1.888.CIGNAFS (244.6237).


Class Eligibility


Premier class shares are available to:


     o Separate accounts of Connecticut General Life Insurance Company ("CG Life") or other insurance companies that are offered to qualified employer-sponsored retirement plans, and to other employer-sponsored plans. To be eligible for the premier class, the employer's plans must invest over $20 million in CIGNA Funds Group and other CIGNA managed assets, with record keeping provided by CG Life or an affiliate. For the purpose of determining the amount of CIGNA managed assets, life insurance and annuity products offered by CG Life or an affiliate may be included. CIGNA managed assets do not include investments in separate accounts that purchase mutual fund shares other than CIGNA Funds Group. Also, these plans are eligible to purchase premier class shares, if the plan sponsor confirms a good faith expectation that investments in CIGNA managed assets by the sponsor and its plans will attain $20 million (using the higher of purchase price or current market value) within one year of initial purchase, and if the plan sponsor agrees that premier class shares may be redeemed and retail class shares purchased if that level is not attained.

     o Other institutional investors investing over $1 million in the specific series of CIGNA Funds Group in which the investor wishes to invest and who do not receive record keeping services from CG Life or its affiliate.

     o Individual brokerage accounts investing over $200 thousand in CIGNA Funds Group.


In addition to the asset requirements described above, financial intermediaries or plan record keepers, including CG Life and other CIGNA affiliates, may require retirement plans to meet certain additional requirements, such as allocation of plan assets or a minimum level of assets per participant, in order to purchase shares of any class of the funds. Such intermediaries or record keepers may also require plans to pay additional charges for services provided.


Retail shares are available to all investors who are not eligible to invest in the premier class.


Maintenance of Class Eligibility

In the event an investor does not maintain the minimum investment amounts for the premier class (as a result of shareholder redemption, not loss in market value of fund shares), the fund may redeem the investor's shares. This redemption will have tax consequences unless the shares are owned in a tax-advantaged retirement account.



ADDITIONAL INFORMATION


The fund reserves the right to limit purchases of shares, may refuse to sell shares (including purchases by exchange) to any person, may waive or lower investment minimums or otherwise modify the conditions of purchase, if in the judgment of fund management it is in the best interest of the fund, and may act on instructions believed to be genuine.

The fund may convert from a portfolio directly holding investment securities to a "feeder" fund of a "master" fund having substantially the same objectives, policies and strategies as described in this prospectus if the Board of Trustees of the fund determines it is in the best interests of the fund and its shareholders to do so. If this were to happen, the fund would seek to achieve its investment objective by owning shares of a corresponding master fund, which in turn would own the types of securities and employ the types of policies and strategies described in this prospectus. The fund would notify shareholders if its converted to a feeder fund.


HOW TO REDEEM SHARES

Retirement and Savings Plan Participants

Plan participants should contact their plan administrator for information on how to redeem fund shares.

Brokerage Account Redemptions


All other investors must redeem shares through their brokerage account with CIGNA Financial Services. Shares will be redeemed at the net asset value next determined after CIGNA Financial Services receives the redemption request. A signature guarantee may be required before payment can be made on redemption orders. For additional information regarding redeeming shares from your brokerage account, call CIGNA Financial Services at 1.888.CIGNAFS (244.6237).


FURTHER REDEMPTION INFORMATION

Redemptions from the fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the investor must furnish a taxpayer identification number and address. The fund may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption of proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check for the purchase of fund shares and shares are issued before the investor's check has cleared, the transmittal of any proceeds from the redemption of the shares will occur upon clearance of the check, which may take up to 15 days.

The fund reserves the right, as permitted by the Securities and Exchange Commission, to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or Securities and Exchange Commission may permit.

If the sale of fund shares you make during a 90-day period reach the lesser of $250,000 or 1% of fund assets, we can give you liquid securities from the fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

HOW TO EXCHANGE SHARES


If you want to switch your investment from the fund to another series of CIGNA Funds Group, you can exchange your fund shares for shares of the same class of another fund at the respective net asset values of the funds involved.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the funds, the funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange.

Retirement or savings plans may allow participants to exchange monies from one investment option to another. Plan participants should check with their employer or plan administrator for details on the rules governing exchanges in their plan. Exchanges are accepted by the funds only as permitted by the applicable retirement or savings plan. Participants' plan administrators or employers can explain how frequently exchanges are allowed.


TELEPHONE SERVICES

If you are a retirement or savings plan participant and have questions or want information about your plan account, contact your plan administrator.

Investors with CIGNA Financial Services brokerage accounts should call 1.888.CIGNAFS (244.6237) for account information or to speak to their dealer representative.

DIVIDENDS AND DISTRIBUTIONS


The fund declares dividends daily and distributes dividends monthly. The fund declares dividends to shareholders of record as of 11:45 a.m. eastern time on that day. Fund purchases made after 11:45 a.m. receive the dividend on the next business day after payment has been received.

All distributions will be automatically reinvested for you in shares of the fund making the distribution at the net asset value determined on the record date.


Tax Matters

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of income and short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains. The rates that you will pay on any capital gains distributions will depend on how long the fund holds its portfolio securities. This is true no matter how long you have owned your shares in the fund and even though your distributions are reinvested in shares of the fund. The fund does not expect to generate any capital gains.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, even though your dividends will be reinvested into the fund issuing the dividend.


TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them. The fund seeks to maintain a constant net asset value of $1.00 per share, so a sale of shares of this fund generally will not result in a gain or loss.

Financial Highlights


The financial highlights table is intended to help you understand the funds' financial performance for the past five years, or life of the fund, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report which is available upon request.

FINANCIAL HIGHLIGHTS -- MONEY MARKET FUND



                                                          Premier Class(1)                       Retail Class(2)
--------------------------------------------------------------------------------------------------------------------------------
                                                       For the     For the                                          For the
                                                        Year       Period      For the Year Ended December 31,      Period
                                                        Ended       Ended     ---------------------------------     Ended
                                                      December    December                                         December
                                                      31, 2001    31, 2000            2001          2000           31, 1999
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                   $1.00        $1.00             $1.00        $1.00              $1.00
Income from investment operations:
 Net investment income                                  0.03         0.05              0.03         0.05               0.03
 Net realized and unrealized gain on securities           (a)          (a)               (a)          (a)                (a)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        0.03         0.05              0.03         0.05               0.03
================================================================================================================================
Less dividends and distributions:
 Dividends from net investment income                   0.03)       (0.05)            (0.03)       (0.05)             (0.03)
 Distributions from capital gains                         --           (a)               --           (a)                (a)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                       0.03)       (0.05)            (0.03)       (0.05)             (0.03)
================================================================================================================================
Net asset value, end of period                         $1.00        $1.00             $1.00        $1.00              $1.00
================================================================================================================================
Total Return(b)                                         3.55%        5.50%(c)          3.29%        5.60%              2.97%(c)
Ratios to Average Net Assets
 Gross expenses                                         0.73%        0.72%(d)          0.98%        0.97%              1.00%(d)
 Fees and expenses waived or borne by the Adviser       0.03%        0.02%(d)          0.03%        0.02%              0.07%(d)
 Net expenses                                           0.70%        0.70%(d)          0.95%        0.95%              0.93%(d)
 Net investment income                                  3.22%        5.69%(d)          3.10%        5.44%              4.64%(d)
 Net assets, end of period (000 omitted)                 $207         $105          $291,380     $199,993           $123,655
--------------------------------------------------------------------------------------------------------------------------------



(1)  Commenced operations on January 26, 2000.
(2)  Commenced operations on April 29, 1999.
(a)  Amount less than $0.01 per share.
(b) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c)  Not annualized.
(d)  Annualized.



16                                                                          17

--------------------------------------------------------------------------------
                              For More Information
--------------------------------------------------------------------------------

For investors who want more information about the fund the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the fund's investments is available in the fund's annual and semi-annual report to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Information about the fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. You can get free copies of reports and SAIs, request other information and discuss your questions about the fund by contacting the funds at:


     CIGNA Financial Services
     P.O. Box 150476
     Hartford, CT 06115-0476
     Telephone: 1.888.CIGNAFS (244.6237)


Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.


Information on the operation of the public reference room may be obtained by calling the Commission at 1.202.942.8090.


CIGNA FUNDS GROUP
MONEY MARKET FUND

Retail Class
Premier Class


            (The Fund Investment Company Act File No. is 811-1646.)


                                                                          545986

                               CIGNA Funds Group

                                                             Institutional Class


--------------------------------------------------------------------------------
                                                               Money Market Fund
--------------------------------------------------------------------------------
                                                       S&P 500[RegTM] Index Fund
--------------------------------------------------------------------------------
                                               Small Cap Growth/TimesSquare Fund
--------------------------------------------------------------------------------
                                                 TimesSquare Core Plus Bond Fund


Investment Adviser:

[GRAPHIC] TIMESSQUARE
          ------------------------
          CAPITAL MANAGEMENT, INC.


                                                                      Prospectus
                                                                     May 1, 2002

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime

INTRODUCTION


The funds offered by this prospectus are series of CIGNA Funds Group, a family of mutual funds. The investment adviser is TimesSquare Capital Management, Inc. Each series, or portfolio, has its own investment strategy and risk/return profile. This prospectus describes the institutional class of each fund.


TABLE OF CONTENTS

Fund Summary................................................................1


Bar Charts and Performance Tables.......................................... 5

Fees and Expenses of the Funds.............................................11

Investment Information.....................................................12

Other Investment Information: Common Policies..............................20

Management of the Funds....................................................22

Performance of the Small Cap Growth/
TimesSquare Fund's Portfolio Managers......................................23

Pricing of Shares..........................................................25

Purchase and Redemption of Shares..........................................26

Tax Matters................................................................29

Financial Highlights.......................................................31


For More Information...............................................back cover

Fund Summary


Money Market Fund


INVESTMENT OBJECTIVE

To provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests exclusively in U.S. dollar denominated high-quality short-term money market instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A major change in interest rates or a default on the fund's investments could cause you to lose money.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


S&P 500[RegTM] Index Fund


INVESTMENT OBJECTIVE

To achieve long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks.

PRINCIPAL INVESTMENT STRATEGIES


The fund attempts to replicate the composition and total return, reduced by fund expenses, of the S&P 500. Normally, the fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 and long positions in exchange traded contracts on the S&P 500.

PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

The fund is subject to tracking risk, which is the risk that the fund's returns will be less than the returns of the S&P 500.


You can lose money by investing in the fund. The fund may not achieve its investment objective.


Small Cap Growth/TimesSquare Fund


INVESTMENT OBJECTIVE

Seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Invests primarily in the common and preferred stocks of small cap U.S. companies. Normally, the fund will invest at least 80% of its assets in equity securities of small cap companies. TimesSquare Capital Management generally considers a company to be a "small cap" company if it has a market capitalization, at time of purchase, of between $50 million and $2 billion. The fund focuses on growing companies involved in new product development and technological breakthroughs.

TimesSquare Capital Management:


     o Looks across all sectors of the stock market to find companies that meet the fund's investment criteria -- including strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership.

     o Looks for stocks that have the potential for price appreciation of 50% over the following 18 months and price/ earnings ratios at a discount relative to their earnings growth rates.

     o Will generally sell a security when it no longer meets the fund's investment criteria, when it believes the company issuing the security is unable to sustain a competitive advantage, or the security is overvalued.

PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. The value of your investment will fluctuate in response to stock market movements. In general, stock values fluctuate in response to activities specific to a company, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises.

The fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may under-perform as compared to the securities of larger companies. They may also pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks


You can lose money by investing in the fund. The fund may not achieve its investment objective.


TimesSquare Core Plus Bond Fund


INVESTMENT OBJECTIVE

Seeks a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES


The fund invests primarily in fixed income securities. Normally, the fund will invest at least 80% of its total assets in fixed income securities issued by U.S. and foreign governments and companies and derivative instruments with similar economic characteristics. For purposes of this policy, Money Market Fund shares will be considered fixed income securities.

Normally, the fund will invest at least 75% of its total assets in fixed income securities that, at the time of purchase, are rated investment grade by either Moody's Investors Service or

Standard & Poor's or a similar rating agency or, if unrated, are judged by TimesSquare Capital Management to be of comparable quality.

While seeking high total return, TimesSquare Capital Management will also seek to maintain an average portfolio yield consistent with the Lehman Brothers Aggregate Bond Index. TimesSquare Capital Management will seek capital appreciation by identifying securities (primarily fixed income securities) through its sector allocation and security selection process which, in its opinion, may increase in value.

The fund may invest up to 25% of its assets in high-yield, below-investment-grade bonds. These securities are commonly called "junk bonds."


Up to 20% of fund assets may be invested in foreign debt securities of private and governmental issuers denominated in foreign currencies. Dollar denominated foreign securities do not count against this limitation.

When purchasing or selling securities, TimesSquare will analyze market themes, individual security structural features, pricing, trading opportunities and issuer credit quality.


TimesSquare may allocate fund assets across different market sectors and maturities. The average portfolio duration of this fund normally varies between 85% and 115% of the duration of the Lehman Brothers Aggregate Bond Index. As of March 31, 2002, the duration of the index was 4.54 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.


PRINCIPAL RISKS OF INVESTING IN THE FUND


This fund's principal risk factor is market risk. Market risk associated with bonds is related to the level of interest rates. Generally, as interest rates rise, the market price of a bond falls. (A 7% bond is less valuable once interest rates have risen to 8% and an investor can get a higher return elsewhere.) As interest rates fall, however, the market price of a bond rises. This "inverse" relationship is magnified for bonds with longer durations.


The fund is also subject to credit risk, or risk associated with the credit quality of the issuer. Compared to higher-quality debt securities, below-investment-grade bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of below-investment-grade bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or sell. These risks are greater for securities in default.

There are additional risks with investing in foreign countries, such as economic, currency, information, political and transaction risks. As a result of these additional risks, the fund may be more volatile than a fund that invested in domestic fixed-income securities only.

You can lose money by investing in the fund. The fund may not achieve its investment objective.

Bar Charts and Performance Tables

The bar charts and tables shown below provide some indication of the risks of investing in the funds. The bar charts show changes in the performance of the funds' shares from year to year over a 10-year period, or life of the fund, whichever is shorter.


The tables show how the funds' average annual returns for one, five and 10 years (or life of the fund, whichever is shorter) compare to those of a broad measure of market performance.

The tables present returns for the funds both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax return translates into a higher after-tax return.

This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale).

Please note that your actual after-tax returns will depend upon your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

A fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

                               Money Market Fund
                              Annual Total Return

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]



1992                       3.36%
1993                       2.39%
1994                       3.43%
1995                       5.33%
1996                       4.91%
1997                       5.27%
1998                       5.18%
1999                       4.87%
2000                       6.12%
2001                       3.81%



Best Quarter       9/30/2000     1.57%
Worst Quarter     12/31/2001     0.54%



Money Market Fund
Average Annual Total Returns

for the periods ended December 31, 2001



                               PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------
Money Market Fund                 3.81%         5.14%           4.50%
-------------------------------------------------------------------------
3-Month U.S. Treasury Bills       4.09%         5.01%           4.69%
-------------------------------------------------------------------------



The Money Market Fund's seven-day annualized yield as of December 31, 2001 was 1.65%.

                            S&P 500[RegTM] Index fund
                              Annual Total Return

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]



1998                       28.28%
1999                       20.66%
2000                       -9.24%
2001                      -12.08%



Best Quarter      12/31/1998      21.31%
Worst Quarter      9/30/2001     -14.74%



S&P 500[RegTM] Index Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations July 1, 1997)



                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                            -12.08%         7.09%
Return After Taxes on Distributions            -12.65%         5.93%
Return After Taxes on Distributions and
Sale of Fund Shares                             -7.35%         5.60%
------------------------------------------------------------------------
S&P 500
(reflects no deduction for fees, expenses
or taxes)                                      -11.88%         7.33%
------------------------------------------------------------------------

                        Small Cap Growth/TimeSquare Fund
                              Annual Total Return

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]



2001                       -9.09%



Best Quarter      12/31/2001      20.92%
Worst Quarter      3/31/2001     -20.09%



Small Cap Growth/TimesSquare Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations January 21, 2000)



                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                            -9.09%           0.70%
Return After Taxes on Distributions            -9.09%           0.43%
Return After Taxes on Distributions and
Sale of Fund Shares                            -5.54%           0.44%
------------------------------------------------------------------------
Russell 2000 Growth Index
(reflects no deduction for fees, expenses
or taxes)                                      -9.23%         -19.09%
------------------------------------------------------------------------

                        TimesSquare Core Plus Bond Fund
                              Annual Total Return

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]



2000                       9.93%
2001                       8.80%



Best Quarter      12/31/2000     3.73%
Worst Quarter      6/30/2001     0.77%



TimesSquare Core Plus Bond Fund
Average Annual Total Returns

for the periods ended December 31, 2001
(commenced operations December 31, 1999)



                                              PAST YEAR     LIFE OF FUND
------------------------------------------------------------------------
Return Before Taxes                             8.80%           9.36%
Return After Taxes on Distributions             4.19%           5.60%
Return After Taxes on Distributions and
Sale of Fund Shares                             5.44%           5.68%
------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
(reflects no deduction for fees, expenses
or taxes)                                       8.44%          10.01%
------------------------------------------------------------------------

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder Fees (All Funds)
(fees paid directly from your investment)

  Maximum sales charge (load) imposed on purchases .........   None

  Maximum deferred sales charge (load) .....................   None

  Redemption fee ...........................................   None

  Exchange fee .............................................   None


                                                                Small
                                                                 Cap
                              Money        S&P500[RegTM]       Growth/       TimesSquare
                             Market            Index         TimesSquare      Core Plus
                              Fund             Fund             Fund          Bond Fund
Management Fees               0.35%            0.25%            1.00%           0.60%
Distribution & Service
(12b-1) Fees                  None             None             None            None
Other Expenses                0.14%            0.19%            0.75%           0.20%
Total Gross
Annual Fund
Operating Expenses            0.49%            0.44%            1.75%           0.80%
Waiver of
Fund Expenses(1)             -0.04%           -0.19%           -0.70%          -0.35%
Total Actual Fund
Operating Expenses            0.45%            0.25%            1.05%           0.45%



(1) TimesSquare has contractually agreed, until April 30, 2003, to waive management fees and reimburse the funds if and to the extent total fund operating expenses exceed the following percentages of average daily net assets for each fund:



   Money Market Fund                       0.45%
   S&P 500[RegTM] Index Fund               0.25%
   Small Cap Growth/TimesSquare Fund       1.05%
   TimesSquare Core Plus Bond Fund         0.45%


Reimbursement arrangements can decrease a fund's expenses and boost its performance.

TimesSquare retains the ability to be repaid by a fund if a fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses fund operating expenses.

EXAMPLE

These examples are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that:

     o    You invest $10,000 in the fund for the time periods indicated;

     o    Your investment has a 5% return each year; and

     o Each fund's operating expenses reflect contractual expense limitations only for the first year. After the first year, the example does not take into consideration TimesSquare's agreement to reduce fund expenses, and assumes that a fund's operating expenses remain the same in each year of the applicable period.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                             1 year   3 years   5 years   10 years
                            -------- --------- --------- ---------
Money Market Fund             $ 46     $153      $270        $612
S&P 500[RegTM] Index Fund     $ 26     $122      $227        $536
Small Cap Growth/
TimesSquare Fund              $107     $483      $883      $2,004
TimesSquare Core Plus
Bond Fund                     $ 46     $220      $410        $957


Investment Information

Objectives, Strategies and Related Risks


Money Market Fund

The fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value. The fund invests in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the fund may invest in other money market instruments such as asset-backed securities, bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denomi-nated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks.


The fund purchases commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.


The fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. The fund classifies captive finance companies or finance subsidiaries, which exist to facilitate the marketing and financial activities of their parent in the industry of their parent's corporation.


In addition, the fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT POLICIES


The fund may follow operational policies that are more restrictive than the investment limitations as set forth in this prospectus and the Statement of Additional Infor-mation in order to comply with applicable laws and regulations governing money market funds, including the provisions of and regulations under the Investment Company Act of 1940 (the 1940 Act). In particular, the fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar- weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.


Pursuant to procedures adopted by the fund's Board of Trustees, the fund may purchase only high quality securities that TimesSquare believes present minimal credit risks. To be considered high quality, a security must be a U.S. Govern-ment security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by TimesSquare.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g. Standard & Poor's A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., Standard & Poor's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest of the ratings in order for TimesSquare to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of Trustees, TimesSquare may determine that an unrated security is of equivalent quality to a rated first or second tier security.

The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders. The fund will notify shareholders of any material changes.

The fund is not intended for investors seeking capital appreciation. Investment professionals generally consider money market funds conservative and safe investments. However, as with all types of securities investing, investments in the fund are not guaranteed and do present risk of loss. The fund will not reimburse you for any losses.

In addition to the principal risks discussed in the Fund Summary, the fund is subject to:

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other money market funds.

     o Investment style risk, which is the risk that returns from short-term, high-quality money market instruments will trail returns from other asset classes.


S&P 500[RegTM] Index Fund

The objective of the fund is long-term growth of capital by investing principally in common stocks of companies in the S&P 500.


The S&P 500 includes 500 selected common stocks, most of which are listed on the New York Stock Exchange. Each stock in the Index has a unique weighting, depending on the number of shares outstanding and its current prices. The 500 stocks in the S&P 500 are chosen by Standard & Poor's based on industry representation, liquidity and stability. The stocks in the S&P 500 are not the 500 largest companies. Rather, the Index is designed to capture the returns of many different sectors of the U.S. economy.

While the fund seeks to match the performance of the S&P 500, its stock portfolio performance may not match that of the S&P 500 exactly. For example, the fund's performance will reflect deductions for advisory fees and other expenses that are not deducted from the performance figures reported for the S&P
500. In addition, while TimesSquare generally will seek to match the composition of the S&P 500 as closely as possible, it may not always invest the fund's stock portfolio to mirror the S&P 500 exactly. For instance, the fund may at times have its portfolio weighted differently from the S&P 500 because of the difficulty and expense of executing relatively small stock transactions. Under normal conditions, the fund anticipates holding at least 480 of the S&P 500 issues.

The fund may also invest in stock index futures contracts and related options and in certain short-term fixed income securities (including variable and floating rate instruments or demand instruments) such as U.S. Government obligations and repurchase agreements, pending investment in common stocks of companies in the S&P 500 or to meet anticipated short-term cash needs such as dividend payments or redemptions of shares. The percentage of the fund's assets invested in various types of securities will vary in light of existing economic conditions and other factors as determined by the portfolio manager.


The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the record or beneficial owners of shares of the fund or any member of the public regarding the advisability of investing. in securities generally, or in the fund particularly, or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to TimesSquare or the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to TimesSquare or the fund. S&P has no obligation to take the needs of TimesSquare or the fund or the records or beneficial owners of the fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the valuation of the fund or the pricing of the fund's shares or in the determination or calculation of the equation by which the fund's portfolio investments are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.


S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by TimesSquare, record or beneficial owners of the fund, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

In addition to the principal risks discussed in the Fund Summary, the fund is also subject to investment style risk, which is the risk that returns from an index fund investing in the S&P 500 Index will trail returns from other asset classes or the overall stock market.

Small Cap Growth/TimesSquare Fund

The fund's objective is to seek long-term capital appreciation.

TimesSquare Capital Management:

     o Evaluates all sectors of the stock market to find companies that meet the fund's investment criteria.

     o May also invest in American Depositary Receipts listed and traded on a registered U.S. stock exchange.


     o Builds diversification into the fund through the use of sector and security weighting limitations. Generally, the fund will not invest more than 5% of assets in any one security.

     o Normally, may invest up to 10% of fund assets in cash and cash equivalents.


In addition to the principal risks discussed in Fund Summary, the fund is also subject to:


     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from small capitalization growth stocks will trail returns from other asset classes or the overall stock market.


TimesSquare Core Plus Bond Fund

The fund's objective is to seek a high level of total return.

STRATEGY/PHILOSOPHY

TimesSquare Capital Management's fixed income investment philosophy is based on the belief that market inefficiencies exist due to varying investor objectives and time horizons. The fund capitalizes on market inefficiencies by identifying market cycles, making tactical and decisive sector allocations, and selecting securities through a disciplined process.

The fund will invest in a broad array of fixed income sectors including government and agency securities, corporate bonds, and securitized bonds such as mortgage backed and asset backed securities, and may also invest in other instru-ments such as convertible bonds and preferred stock. Many types of debt securities, including mortgage-backed and asset-backed securities, carry prepayment risk, which is the risk that the issuer of the security repays principal prior to a security's maturity. When interest rates decline, borrowers may pay off their obligations sooner than expected. This can reduce the returns of the fund because the fund will have to reinvest that money at the lower prevailing interest rates. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

The fund invests primarily in investment grade bonds, which include obligations of the U.S. government and its agencies, and corporate bonds rated Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard & Poor's or, if not rated, in TimesSquare's opinion, having similar investment characteristics to bonds rated Baa3 or BBB- or higher. The fund may invest up to 25% of its assets in below investment grade securities.

The fund may invest in derivative instruments, such as options, futures and forward contracts and swap agreements. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as a part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.


Investing in derivatives carries the risk that the fund could lose more than the principal amount invested in the derivative instrument. Derivatives are subject to a number of risks, such as interest rate, credit and liquidity risk, which is the risk that a particular investment may be difficult to purchase or sell. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, currency or index.

DECISION-MAKING PROCESS

Investment decisions for the fund follow a three-stage process.

First, the portfolio managers and the strategy team identify key global and macroeconomic themes they anticipate will drive the fixed income markets. For example, the team analyzes liquidity trends, monetary and fiscal policy, capital flows, business cycles, and global indicators such as yield curves and currency dynamics.

Next, the market themes are translated into portfolio strategies and sector allocations that are designed to add value and diversify risk. Various strategies are analyzed and the investment team selects the appropriate allocation within the risk/ reward tolerances for the fund.

Finally, sector specialists buy or sell securities to implement the sector allocations. The specific investment choices are based on fundamental industry analysis (such as company business prospects, earnings, credit risk and evaluation of management), independent research, and assessment of credit spreads, liquidity and risk associated with ratings changes.

In addition to the principal risks discussed in the Fund Summary and in the discussion above, the fund is also subject to the following risks:

     o Credit risk, which is the risk that the issuer or guarantor of a fixed income security is unable or unwilling to meet its obligations to pay principal and interest.

     o Manager risk, which is the chance that poor security selection will cause the fund to underperform other funds with similar investment objectives.

     o Investment style risk, which is the risk that returns from investment grade and below investment-grade fixed income securities will trail returns from other asset classes or the overall securities markets.

     o Sector allocation risk, which is the risk that returns from certain sectors of fixed income securities will trail the returns from other sectors.

     o Currency risk, which is the risk that when the fund invests in securities denominated in foreign currencies, those currencies will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

Other Investment Information

Common Policies Applicable to All Funds

DERIVATIVE STRATEGIES


The funds (except for the Money Market Fund) may use derivatives such as forward foreign currency contracts, swaps, futures contracts and options to try to reduce risk or for speculative purposes to increase return consistent with each particular fund's overall investment objective and policies. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), a foreign currency or a market index (such as the S&P 500). All of the funds (except the Money Market Fund and the S&P 500[RegTM] Index Fund) may hedge currency risk (risk associated with rises in the value of the U.S. dollar versus foreign currencies) through the use of forward foreign currency contracts and options. Funds may also use futures contracts and options to hedge price risk (risk associated with price changes in current or intended investments in securities) of fund holdings, to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in securities, and to reduce fund transaction costs by buying futures instead of actual securities when futures are favorably priced.


There is no guarantee that the funds' derivative strategies will work, or that a fund may not lose money as a result of using these strategies. A fund may lose more than the principal amount invested in a derivative instrument. Derivatives are subject to a number of risks, such as the risk that the derivative instrument may be difficult to purchase or sell, and that it might not correlate perfectly with the underlying asset, rate, index or currency.

TEMPORARY, DEFENSIVE POSITIONS

The funds (except for the Money Market Fund) may from time to time take temporary defensive positions that are inconsistent with their principal investment strategies by investing up to 100% of their respective assets in cash and short- and medium-term fixed income securities in attempt-ing to respond to adverse market, economic, political or other conditions. If a fund takes a temporary defensive position it may not achieve its investment objective. The S&P 500[RegTM] Index Fund will take temporary defensive positions only in extraordinary circumstances.

SHORT-TERM INVESTMENTS

The funds (except the Money Market Fund) may, pursuant to an order obtained by CIGNA Funds Group from the Securities and Exchange Commission, invest their cash balances that have not been invested in portfolio securities in the Money Market Fund. To avoid double advisory fees, TimesSquare will waive or credit its advisory fee for each fund investing in the Money Market Fund by the amount of the advisory fee incurred by the fund in connection with its investment in the Money Market Fund.

PORTFOLIO TURNOVER

Consistent with its investment policies, a fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause a fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

CHANGES IN POLICIES

The funds' Trustees may change the funds' investment strategies and other policies without shareholder approval. A fund may not change its investment objective or certain restrictions identified as fundamental in the Statement of Additional Information without shareholder approval.


The Small Cap Growth/TimesSquare Fund has adopted a policy to invest at least 80% of its assets in equity securities of companies considered "small cap". TimesSquare Capital Management may adjust its definition of "small cap" annually based on its assessment of the capitalization range of companies which possess the fundamental characteristics of small cap companies.

Management of the Funds

The investment adviser to the funds is TimesSquare Capital Management, Inc. TimesSquare also serves as investment adviser for other investment companies, and for a number of pension, advisory, corporate and other accounts. As of December 31, 2001, TimesSquare managed assets of approximately $47.5 billion. TimesSquare's address is Four Times Square, 25th Floor, New York, NY 10036.


TimesSquare determines what investments shall be purchased, held, sold or exchanged by the funds.

As full compensation for the investment management and all other services rendered by TimesSquare, the funds pay TimesSquare based on a percentage of each fund's average net assets, as follows:


Fund                                  Advisory Fee Rate
-------------------------------------------------------
Money Market Fund                             0.35%
-------------------------------------------------------
S&P 500[RegTM] Index Fund                     0.25%
-------------------------------------------------------
Small Cap Growth/TimesSquare Fund             1.00%
-------------------------------------------------------
TimesSquare Core Plus Bond Fund               0.60%
-------------------------------------------------------


Portfolio Managers


These are the individuals (or teams) primarily responsible for management of the funds.

SMALL CAP GROWTH/TIMESSQUARE FUND

GRANT R. BABYAK AND YVETTE C. BOCKSTEIN. Mr. Babyak and Ms. Bockstein joined TimesSquare in 2000 as Managing Directors. Previously, they were Senior Vice Presidents of Fiduciary Trust Company International. Mr. Babyak joined Fiduciary in 1996 and Ms. Bockstein joined Fiduciary in 1978. Before joining Fiduciary, Mr. Babyak was a portfolio manager with Avatar Investor Associates. An investment professional since 1988, Mr. Babyak is responsible for managing institutional portfolios in the small capitalization sector. Mr. Babyak received a B.A. from Yale University and an M.B.A. from New York University-Stern School of Business. Ms. Bockstein is responsible for managing institutional portfolios. Ms. Bockstein holds a B.A. from UCLA and a Certificate en Sciences Economiques from the Universite de Bruxelles.

TIMESSQUARE CORE PLUS BOND FUND

TimesSquare's Fixed Income Team manages the assets of the fund.

Performance of the Small Cap Growth/TimesSquare Fund's Portfolio Managers, Yvette Bockstein and Grant Babyak, with other Portfolios

The following table reflects past investment performance of a composite of portfolios managed by Yvette Bockstein and Grant Babyak, the portfolio managers primarily responsible for the day-to-day management of the Small Cap Growth/ TimesSquare Fund (the "Fund"). The composite is comprised of Connecticut General Life Insurance Company Small Cap Growth/TimesSquare Separate Account (the "Separate Account"), a commingled investment account, the Fund, and all advisory accounts managed by Ms. Bockstein and Mr. Babyak since joining TimesSquare Capital Management (the "Advisory Accounts"). The Separate Account and the Advisory Accounts have substantially similar investment objectives, policies and strategies as the Fund. The Separate Account commenced operations December 5, 1997. Ms. Bockstein and Mr. Babyak managed the Separate Account and the Fund while they were employed by Fiduciary Trust Company International ("Fiduciary") from commencement of operations of these portfolios through September 6, 2000. Fiduciary formerly was the investment adviser for the Separate Account, and a subsidiary of Fiduciary, Fiduciary International, Inc., formerly was the investment sub-adviser for the Fund. On September 7, 2000, Ms. Bockstein and Mr. Babyak joined TimesSquare Capital Management and continued management of the Separate Account and the Fund. As is the case with the Fund, Ms. Bockstein and Mr. Babyak were (and continue to be) primarily responsible for management of the Separate Account and the Advisory Accounts, and no other person had a significant role in achieving the performance described. As of December 31, 2001, the Composite had assets of approximately $1.27 billion.


This investment performance information data is provided to illustrate the past performance of Ms. Bockstein and Mr.

Babyak in managing substantially similar accounts as measured against the Russell 2000[RegTM] Growth Index and does not represent the past performance of the Fund. For the Separate Account, performance has been calculated based on the actual investment performance of the Separate Account, net of the highest management fees charged to any investor in the Separate Account, brokerage commissions, transaction costs and custody fees. Insurance company contract related expenses were not included in the calculations. For the Advisory Accounts, performance has been calculated based on the actual investment performance of the Advisory Accounts, net of the highest management fees charged to any Advisory Account, brokerage commissions and transaction costs. Custody fees were not included in the calculations. Advisory fees and other expenses for the Fund are higher than the fees for the Separate Account and Advisory Accounts. Therefore, returns of the Fund will generally be lower than returns of the composite. Investors should not consider this performance data as performance of the Fund, or an indication of future performance of the Fund.

Average Annual Total Returns

Periods Ending December 31, 2001



                                                           Since
                                  1 Year     3 Years     Inception
-----------------------------------------------------------------
Composite                         -7.17%     18.48%       16.44%
-----------------------------------------------------------------
Small Cap Growth/
TimesSquare Fund                  -9.09%        NA           NA
-----------------------------------------------------------------
Russell 2000 Growth Index(1)      -9.23%      0.25%        0.49%
-----------------------------------------------------------------



(1) Russell 2000[RegTM] Growth Index: A market capitalization weighted index published by Frank Russell & Co. that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


Performance information assumes reinvestment of all dividends and other earnings.

The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.


The Separate Account and the Advisory Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected performance of the Separate Account and the Advisory Accounts. Consequently, if the Separate Account and the Advisory Accounts had been regulated as a mutual fund under the federal securities and tax laws, the composite performance results may have been lower than what is shown above. In addition, the Fund generally experiences cash flows that are different than the Separate Account and the Advisory Accounts and this may also cause the performance of the Fund to be lower than that of the composite. While employed by Fiduciary Trust Company, Mr. Babyak and Ms. Bockstein managed other accounts having the same investment objectives and style as those of the portfolios within the composite. Performance of those other accounts may have been higher or lower than those in the composite. TimesSquare believes, however, that omission of these other accounts from the composite does not make the composite performance misleading.


The investment results of the composite presented above are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor in the Fund. TimesSquare provided this composite performance information.

Pricing of Shares


The price of fund shares is based on each fund's net asset value. The funds' custodian, State Street Bank and Trust Company ("State Street") calculates the net asset value of each class of a fund by dividing the number of outstanding shares of each class into the net assets of a fund attributable to that class. Net assets are the excess of a fund's assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market Fund on Good Friday if banks are open.

The funds value their investments for which market quotations readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. They value all other investments and assets at their fair values. The funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value.


VALUATION OF MONEY MARKET FUND INVESTMENTS

The Money Market Fund's investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

Purchase and Redemption of Shares

GENERAL INFORMATION

The funds presently offer various methods of purchasing shares (institutional class, premier class and retail class), enabling the funds to respond to service needs of different classes of investors. This structure has been developed to attract large institutions, retirement plans and individual investors as fund shareholders so that certain expenses (such as custodian fees, administrative services, audit fees, legal fees, fees of trustees unaffiliated with the funds, regulatory fees and certain printing expenses) can be shared rather than duplicated, in an effort to achieve economies of scale. The differences in the fee structures among classes are the result of their separate fee arrangements for record keeping and distribution services. Different fees and expenses will affect performance.

INSTITUTIONAL CLASS SHARES

The institutional class does not impose any distribution or service fees, and is generally offered to institutional investors such as employer-sponsored retirement or savings plans that maintain an omnibus or pooled account with one or more funds. The institutional class does not provide individualized record keeping services for beneficial shareholders such as retirement plan participants.

HOW TO PURCHASE SHARES

Shares of each fund are sold on a continuous basis without any initial sales charge or contingent deferred charge at the net asset value per share of each class of each fund next determined after we receive your purchase order (see "Pricing of Shares"). The funds do not issue share certificates.


Institutional class investors should call 1.800.541.5156, ext. 7930 to place orders. Purchase orders are priced as of the close of business on the day the order and immediately available funds are received by a fund, provided it receives the order by 4:00 p.m. Eastern Time.

Institutional class shares are available to institutional investors investing over $5 million in a fund.


Maintenance of Class Eligibility

In the event an investor does not maintain the minimum investment amounts for the institutional class (as a result of shareholder redemption, not loss in market value of fund shares), the funds may redeem the investor's shares. This redemption will have tax consequences unless the shares are owned in a tax-advantaged retirement account.

ADDITIONAL INFORMATION

Each fund reserves the right to limit purchases of shares, may refuse to sell shares (including purchases by exchange) of a fund to any person, may waive or lower investment minimums or otherwise modify the conditions of purchase, if in the judgment of fund management it is in the best interest of the fund, and may act on instructions believed to be genuine.

Each fund may convert from a portfolio directly holding investment securities to a "feeder" fund of a "master" fund having substantially the same objectives, policies and strategies as described in this prospectus if the Board of Trustees of the funds determines it is in the best interests of the fund and its shareholders to do so. If this were to happen, each fund would seek to achieve its investment objective by owning shares of a corresponding master fund, which in turn would own the types of securities and employ the types of policies and strategies described in this prospectus. A fund converting to a feeder fund would notify shareholders of this change.

HOW TO REDEEM SHARES


Institutional class investors should call 1.800.541.5156, ext. 7930. Shares will be redeemed at the net asset value next determined after a fund receives the redemption request.


FURTHER REDEMPTION INFORMATION

Redemptions from the funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the investor must furnish a taxpayer identification number and address. The funds may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption of proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check for the purchase of fund shares and shares are issued before the investor's check has cleared, the transmittal of any proceeds from the redemption of the shares will occur upon clearance of the check, which may take up to 15 days.

Each of the funds reserves the right, as permitted by the Securities and Exchange Commission, to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or Securities and Exchange Commission may permit.

If the sale of fund shares you make during a 90-day period reach the lesser of $250,000 or 1% of fund assets, we can give you liquid securities from the fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

HOW TO EXCHANGE SHARES

If you want to switch your investment from one fund to another, you can exchange your fund shares for shares of the same class of another fund at the respective net asset values of the funds involved.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the funds, the funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange.



DIVIDENDS AND DISTRIBUTIONS


The Money Market Fund declares dividends daily and distributes dividends monthly. The Money Market Fund declares dividends to shareholders of record as of 11:45 a.m. eastern time on that day. Money Market Fund purchases made after 11:45 a.m. receive the dividend on the next business day after payment has been received. The TimesSquare Core Plus Bond Fund declares and distributes income dividends monthly and capital gain dividends, if any, annually. The other funds declare and distribute income and capital gain dividends, if any, annually, generally in December. A fund may be required to make an additional distribution in a year for operational or other reasons.


All distributions will be automatically reinvested for you in shares of the fund making the distribution at the net asset value determined on the record date.

Tax Matters

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.


For federal tax purposes, each fund's dividends and distributions of income and short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains. The rates that you will pay on any capital gains distributions will depend on how long a fund holds its portfolio securities. This is true no matter how long you have owned your shares in the fund and even though your distributions are reinvested in shares of the fund.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, even though your dividends will be reinvested into the fund issuing the dividend.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, so a sale of shares of this fund generally will not result in a gain or loss.

Financial Highlights

The financial highlights tables are intended to help you understand the funds' financial performance for the past five years, or life of the fund, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the annual report which is available upon request.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS



                                                                              Money Market Fund
                                                     ----------------------------------------------------------------
                                                                       For the Year Ended December 31,
                                                     ----------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
=====================================================================================================================
Per Share Operating Performance:
Net asset value, beginning of period                      $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations:
 Net investment income                                     0.04         0.06         0.05         0.05         0.05
 Net realized and unrealized gain on securities             (A)          (A)          (A)           --           --
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.04         0.06         0.05         0.05         0.05
=====================================================================================================================
Less dividends and distributions:
 Dividends from net investment income                     -0.04        -0.06        -0.05        -0.05        -0.05
 Distributions from capital gains                            --          (A)          (A)           --           --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         -0.04        -0.06        -0.05        -0.05        -0.05
=====================================================================================================================
Net asset value, end of period                            $1.00        $1.00        $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------
=====================================================================================================================
Total Return(a)                                           3.81%        6.12%        4.87%        5.18%        5.27%
Ratios to Average Net Assets
 Gross expenses                                           0.49%        0.47%        0.52%        0.47%        0.51%
 Fees and expenses waived or borne by the Adviser         0.04%        0.02%        0.07%        0.02%        0.07%
 Net expenses                                             0.45%        0.45%        0.45%        0.45%        0.44%
 Net investment income                                    3.62%        5.94%        4.76%        5.06%        5.14%
 Net assets, end of period (000 omitted)               $184,060     $159,446     $178,234     $229,619     $171,065
---------------------------------------------------------------------------------------------------------------------



(A)  Amount less than $0.01 per share.
(a) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.



32                                                                            33

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS



                                                                                         S&P 500[RegTM] Index Fund(1)
                                                                                    For the Year/Period Ended December 31,
                                                ----------------------------------------------------------------------------------
                                                    2001         2000              1999              1998              1997
==================================================================================================================================
Per Share Operating Performance:
Net asset value, beginning of period                 $8.11       $10.09             $8.55           $  6.77             $6.18
Income from investment operations
 Net investment income(d)                             0.12         0.14              0.11              0.08              0.04
 Net realized and unrealized gain (loss) on
 investments                                         -1.10        -0.98              1.66              1.83              0.59
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     -0.98        -0.84              1.77              1.91              0.63
==================================================================================================================================
Less dividends and distributions:
 Dividends from net investment income                -0.12        -0.19             -0.14             -0.10             -0.04
 Distributions from net realized capital
 gains                                                 (A)        -0.95             -0.09             -0.03                --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                    -0.12        -1.14             -0.23             -0.13             -0.04
==================================================================================================================================
Net asset value, end of period                       $7.01        $8.11            $10.09           $  8.55             $6.77
---------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
Total Return(a)                                    -12.08%       -9.24%            20.66%            28.28%            10.23%(b)
Ratios to Average Net Assets
 Gross expenses                                      0.44%        0.38%             0.36%             0.43%             0.70%(c)
 Fees and expenses waived or borne by the
 Adviser or Distributor                              0.19%        0.13%             0.01%             0.08%             0.35%(c)
 Net expenses                                        0.25%        0.25%             0.35%             0.35%             0.35%(c)
 Net investment income(d)                            1.59%        1.46%             1.11%             1.27%             1.57%(c)
 Portfolio Turnover                                     2%           9%                3%                3%                4%(b)
 Net Assets, End of Period (000 omitted)          $155,364     $176,707          $352,417          $291,265          $105,845
----------------------------------------------------------------------------------------------------------------------------------



(1) Commenced operations on July 1, 1997. All per share data for the S&P 500[RegTM] Index Fund's Institutional Class as of December 31, 2001 and earlier has been restated to reflect a 1.62 to 1 stock split effective August 15, 2001.
(A)  Less than $0.01 per share.
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b)  Not annualized.
(c)  Annualized.
(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.01 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.05%. (f)Per share numbers have been calculated using average shares.



34                                                                          35

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS



                                                        Small Cap Growth/                     TimesSquare
                                                       TimesSquare Fund(1)              Core Plus Bond Fund(2)
                                                 -----------------------------   ------------------------------------
                                                    For the         For the            For the            For the
                                                     Year           Period              Year              Period
                                                     Ended           Ended              Ended              Ended
                                                   December        December           December           December
                                                   31, 2001        31, 2000          31, 2001(e)         31, 2000
=====================================================================================================================
Share Operating Performance:
Net asset value, beginning of period                $11.00           $10.00            $10.27             $10.00
Income from investment operations
 Net investment income (loss)(d)                     -0.06            -0.01              0.59(f)            0.63
 Net realized and unrealized gain (loss) on
 investments                                         -0.94             1.16              0.29               0.34
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                     -1.00             1.15              0.88               0.97
=====================================================================================================================
Less dividends and distributions:
Dividends from net investment income                    --            -0.10             -1.12              -0.69
Distributions from net realized capital gains           --               --             -0.07              -0.01
Distributions from capital                              --            -0.05                --                 --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                       --            -0.15             -1.19              -0.70
=====================================================================================================================
Net asset value, end of period                      $10.00           $11.00             $9.96             $10.27
=====================================================================================================================
Total Return(a)                                     -9.09%           11.51%(b)          8.80%              9.93%(b)
Ratios to Average Net Assets
 Gross expenses                                      1.75%            1.81%(c)          0.80%              0.83%(c)
 Fees and expenses waived or borne by the
 Adviser or Distributor                              0.70%            0.76%(c)          0.35%              0.38%(c)
 Net expenses                                        1.05%            1.05%(c)          0.45%              0.45%(c)
 Net investment income (loss)(d)                    -0.66%           -0.12%(c)          5.69%              6.74%(c)
 Portfolio Turnover                                   160%             140%(b)           351%               310%(b)
 Net Assets, End of Period (000 omitted)            $9,441          $16,552           $90,835            $83,540
---------------------------------------------------------------------------------------------------------------------



(1)  Commenced operations on January 21, 2000.
(2)  Commenced operations on December 31, 1999.
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b)  Not annualized.
(c)  Annualized.
(d) Net Investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) The Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was a decrease of $0.01 per share. The effect to the ratio of net investment income to average net assets was a decrease of 0.07%.
(f)  Per share numbers have been calculated using average shares.



36                                                                          37

--------------------------------------------------------------------------------
                              For More Information
--------------------------------------------------------------------------------

For investors who want more information about the funds the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Information about the funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. You can get free copies of reports and SAIs, request other information and discuss your questions about the funds by contacting the funds at:

     TimesSquare Capital Management, Inc.
     Four Times Square, 25th Floor
     New York, NY 10036

     Telephone: 1.800.541.5156, ext. 7930

Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102.


Information on the operation of the public reference room may be obtained by calling the Commission at 1.202.942.8090.


MONEY MARKET FUND
S&P 500[REGTM] INDEX FUND
SMALL CAP GROWTH/TIMESSQUARE FUND
TIMESSQUARE CORE PLUS BOND FUND


Institutional Class


            (The Fund Investment Company Act File No. is 811-1646.)

                                                                          545987

CIGNA FUNDS GROUP
--------------------------------------------------------------------------------


                            Money Market Fund

                            TimesSquare Core Plus Bond Fund

                            Balanced Fund (sub-advised by Wellington Management)


                    Equity Funds
                    ------------
                            Large Cap Growth/Morgan Stanley Fund
                            Large Cap Value/John A. Levin & Co. Fund
                            S&P 500 Index(C) Fund
                            Small Cap Growth/TimesSquare Fund
                            Small Cap Value/Berger(R) Fund
                            International Blend/Bank of Ireland Fund



                      STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses for the funds listed above (the "Funds"), series of CIGNA Funds Group ("CFG" or the "Trust") dated May 1, 2002, as may be amended from time to time. Much of the information contained in this document expands upon subjects discussed in the prospectus. No investment in shares of the funds should be made without first reading the prospectus. A copy of the prospectus of the Funds may be obtained by writing to CIGNA Funds Shareholder Services, 280 Trumbull Street, H18E, Hartford, Connecticut 06103.

The financial statements for CIGNA Funds Group for the year ended December 31, 2001, as contained in the Annual Reports to Shareholders, are hereby incorporated by reference into this Statement of Additional Information. The financial statements for the year ended December 31, 2001 have been examined by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon also are incorporated herein by reference. The Funds' shareholder reports are available, without charge, upon request, by calling 1-800-528-6718. The shareholder reports contain a more complete discussion of the Funds' performance.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

General Information about the Trust..........................................1

The Funds, Their Investment Objectives and Policies..........................1

Classification...............................................................1

Investment Strategies and Risks..............................................1

Fundamental Fund Policies ..................................................25

Management of the Trust.....................................................26

Control Persons and Principal Holders of Securities.........................30

Investment Advisory and Other Services......................................35

Underwriter.................................................................39

Custodian and Transfer Agent................................................40

Sub-Accounting Services.....................................................40

Independent Accountants.....................................................40

Brokerage Allocation and Other Practices....................................41

Capital Stock...............................................................42

Purchase, Redemption and Pricing of Securities..............................43

Tax Matters.................................................................44

Performance Information.....................................................45

Redemptions Paid In Cash....................................................49

Financial Statements     ...................................................49

Appendix - Description of Bond Ratings..............................Appendix A


GENERAL INFORMATION ABOUT THE TRUST


The Trust is a Massachusetts business trust organized pursuant to a Master Trust Agreement dated April 10, 1985, as amended and restated by the First Amended and Restated Master Trust Agreement dated as of March 1, 1996, and as further amended on October 29, 1999, September 24, 2002 and October 22, 2002. The Funds are series or separate portfolios of the Trust. The Board of Trustees of the Trust is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


The assets received by the Trust from the issue or sale of shares of each of its series of shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate series. They constitute the underlying assets of each series, are required to be segregated on the books of account, and are to be charged with the expenses with respect to such series. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as are declared by the Board. Upon any liquidation of the Trust, shareholders of each series of the Trust are entitled to share pro rata in the net assets belonging to that series available for distribution.

THE FUNDS, THEIR INVESTMENT OBJECTIVES AND POLICIES

This Statement of Additional Information provides additional information about the investment policies and operations of the Funds. References in this Statement of Additional Information to the Adviser or investment adviser includes reference to the Funds' sub-advisers, as applicable.

CLASSIFICATION

The Funds are diversified, open-end management investment companies.

INVESTMENT STRATEGIES AND RISKS


Money Market Fund

The primary types of money market instruments in which the Money Market Fund may invest are as follows:


U.S. GOVERNMENT DIRECT OBLIGATIONS. Obligations issued by the U.S. Treasury.

U.S. GOVERNMENT AGENCY SECURITIES. The U.S. Government has established certain Federal agencies such as the Government National Mortgage Association as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

ASSET-BACKED SECURITIES. Asset backed securities include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent on the cash flows generated by the assets backing the securities.

CERTIFICATES OF DEPOSIT. A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

COMMERCIAL PAPER. The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

COMMERCIAL LOAN PARTICIPATIONS. Participating interests in loans made by a bank, or a syndicate of banks represented by an agent bank, to corporate borrowers. Loan participations may extend for the entire term of the loan or may extend only for short "strips" that correspond to stated payments on the underlying loan. The loans underlying such participations may be secured or unsecured, and the fund may invest in loans collateralized by mortgages on real property.

REPURCHASE AGREEMENTS. A repurchase agreement is a contract where the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations. The repurchase agreement may be considered a loan by a fund to the issuer of the agreement, a bank or securities dealer, with the U.S. Government securities serving as collateral for the loan.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. These instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.


OBLIGATIONS OF DEPOSITORY INSTITUTIONS AND COMMERCIAL PAPER OF FOREIGN ISSUERS. As discussed in the Prospectus, the Money Market Fund may invest in U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including commercial and savings banks and savings and loan associations. The obligations may be issued by U.S. or foreign depository institutions, foreign branches or subsidiaries of U.S. depository institutions ("Eurodollar" obligations), U.S. branches or subsidiaries of foreign depository institutions ("Yankeedollar" obligations) or foreign branches or subsidiaries of foreign depository institutions. Obligations of foreign depository institutions, their branches and subsidiaries, and Eurodollar and Yankeedollar obligations may involve additional investment risks compared to the risks of obligations of U.S. institutions. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer regulatory requirements than are applicable to U.S. banks. Foreign depository institutions, their branches or subsidiaries, and foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign bank or a branch or subsidiary of a foreign bank than about a U.S. institution, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of foreign depository and Eurodollar obligations may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign depository and Eurodollar obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). TimesSquare will consider the above factors in making investments in foreign depository, Eurodollar and Yankeedollar obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Fund will limit its foreign depository and Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other western industrialized nations. As discussed in the prospectus, the Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. These investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.

If TimesSquare Capital Management, Inc. ("TimesSquare") determines that it may be advantageous to invest in other types of money market instruments, the Money Market Fund may invest in such instruments, if it is permitted to do so by its investment objective, policies and restrictions.

RATING AGENCIES. The Money Market Fund's investments in short-term corporate debt and bank money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. The Money Market Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from an NRSRO a rating with respect to a class of short-term debt obligations that is comparable in priority and security with the investment in one of the two highest rating categories for short-term obligations or if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are six
NRSROs: Duff and Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Thompson BankWatch, Inc., Moody's Investors Service Inc. and Standard & Poor's Rating Group.


The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for rating, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objective, policies and restrictions.


RULE 2A-7. The Board of Trustees has established procedures in compliance with Rule 2a-7 under the 1940 Act that include reviews of portfolio holdings by the Trustees at such intervals as they may deem appropriate to determine whether net asset value of the Money Market Fund, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether this deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that a deviation having this result exists, they intend to take such corrective action as they deem necessary and appropriate, including the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations; in which case, the net asset value could possibly be greater or less than $1.00 per share. If the Trustees deem it inadvisable to continue the practice of maintaining the net asset value at $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

Any increase in the value of a shareholder's investment in the Money Market Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

Core Plus Bond Fund and Balanced Fund

In pursuing their investment objectives, the Core Plus Bond Fund (the "Bond Fund") and Balanced Fund may invest in the following types of interest-bearing securities:


     (1) Marketable debt securities that are rated "investment-grade" at the time of purchase, i.e., within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Corporation (AAA, AA, A or BBB).

     (2)  U.S. Government securities, as described below.

     (3) Obligations of, or guaranteed by, U.S. banks or bank holding companies, which obligations are considered by TimesSquare or a Fund's sub-adviser (sometimes collectively referred to as the "Advisers") to have investment qualities comparable to securities which may be purchased under Item (1) above, although there can be no assurance that these obligations shall have such qualities.


     (4) Money market instruments eligible for purchase by the Money Market Fund, which instruments are considered by TimesSquare to have investment qualities comparable to securities which may be purchased under Item (1) above, although there can be no assurance that said obligations shall have such qualities.


     (5) Marketable securities (payable in U.S. dollars) of, or guaranteed by, the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof.


The Bond Fund's and Balanced Fund's assets may also be invested in other fixed-income securities, including straight debt and convertible debt securities and preferred stock. Investment positions may be held in common stock and similar equity securities (including warrants or rights to purchase equity investments as described below) when they are acquired as parts of units with fixed-income securities or upon exercise of such warrants or rights or upon the conversion of such securities. The Bond Fund and Balanced Fund also may purchase and sell interest rate futures contracts and purchase options on futures contracts, foreign currency contracts and swap agreements, as described later in this Statement of Additional Information.


U.S. Government securities include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. Treasury securities include Treasury bills, Treasury notes and Treasury bonds. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than ten years. The Federal agencies established as instrumentalities of the U.S. Government to supervise and finance certain types of activities include the Federal Home Loan Banks, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Land Banks, the Small Business Administration, the Export-Import Bank, the Federal Intermediate Credit Banks and the Bank for Cooperatives.

U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

U.S. Government obligations, including those that are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by Federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury (such as the Federal National Mortgage Association). Certain securities issued by Federal agencies or instrumentalities backed by the full faith and credit of the U.S. Government include those issued by the Government National Mortgage Association and the Small Business Administration. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.


The Bond Fund and Balanced Fund may also invest in:


FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

The foreign government securities in which the Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated, or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.


BRADY BONDS. The Bond Fund and Balanced Fund may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over-the-counter secondary market for Latin American debt instruments.


Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

All Mexican Brady Bonds issued to date, except New Money Bonds, have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. Approximately half of the Venezuelan Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies), while slightly more than half have interest coupon payments collateralized on a 14-month rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").


LOAN PARTICIPATIONS AND ASSIGNMENTS. The Bond Fund and Balanced Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government and one or more financial institutions ("Lenders"). The majority of the Funds' investments in Loans in Latin America are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A participating fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, participating Funds will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Funds will acquire Participations only if the Lender interpositioned between the Funds and the borrower is determined by the Adviser to be creditworthy. Each Fund currently anticipates that it will not invest more than 5% of its net assets in Loan Participations and Assignments.


CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.


The Bond Fund and Balanced Fund have no current intention of converting any convertible securities they may own into equity securities or holding them as equity securities upon conversion, although they may do so for temporary purposes. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Bond Fund will invest in convertible securities without regard to their credit rating.

MORTGAGE-BACKED SECURITIES. The Bond Fund and Balanced Fund may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or certain foreign issuers, as well as by private issuers such as commercial investment banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.


Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30-year mortgages, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates mortgages underlying securities are prone to prepayment. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund's yield. For this and other reasons, a mortgage-related security's stated maturity may be shortened by an unscheduled prepayment on underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. Mortgage- related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.


COLLATERALIZED MORTGAGE OBLIGATIONS. The Bond Fund and Balanced Fund may also purchase collateralized mortgage obligations ("CMOs") issued by a U.S. Government instrumentality which are backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Generally, CMOs are partitioned into several classes with a ranked priority by which the classes of obligations are redeemed. These securities may be considered mortgage derivatives. The Funds may only invest in CMOs issued by FHLMC, FNMA or other agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.


CMOs provide an investor with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-related securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Coupons can be fixed or variable. If variable, they can move with or in the reverse direction of interest rates. The coupon changes could be a multiple of the actual rate change and there may be limitations on what the coupon can be. Cash flows of pools can also be divided into a principal only class and an interest only class. In this case the principal only class will only receive principal cash flows from the pool. All interest cash flows go to the interest only class. The relative payment rights of the various CMO classes may be structured in many ways, either sequentially or by other rules of priority. Generally, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay," i.e. payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations.

The CMO structure returns principal to investors sequentially, rather than according to the pro rata method of a pass-through. In the traditional CMO structure, all classes (called tranches) receive interest at a stated rate, but only one class at a time receives principal. All principal payments received on the underlying mortgages or securities are first paid to the "fastest pay" tranche. After this tranche is retired, the next tranche in the sequence becomes the exclusive recipient of principal payments. This sequential process continues until the last tranche is retired. In the event of sufficient early repayments on the underlying mortgages, the "fastest-pay" tranche generally will be retired prior to its maturity. Thus the early retirement of a particular tranche of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security as described above.


ASSET-BACKED SECURITIES. The Bond Fund and Balanced Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Funds may also invest in other types of asset-backed securities that may be available in the future. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of c current market rates, although other economic and demographic factors will be involved. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described above. Asset-backed securities are considered an industry for industry concentration purposes, and a Fund will therefore not purchase any asset-backed securities which would cause 25% or more of a Fund's net assets at the time of purchase to be invested in asset-backed securities.


Asset-backed securities present certain risks that are not presented by other securities in which a Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.


WHEN-ISSUED, DELAYED DELIVERY, FORWARD COMMITMENT AND "ROLL" TRANSACTIONS. The Bond Fund and the Balanced Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, a Fund will segregate until the settlement date assets determined to be liquid by its investment adviser in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with a Fund's other investments. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchase may result in a form of leverage. When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. The Funds may also enter into "roll" transactions, which consist of the sale of mortgage-backed or other securities or forward commitments with a commitment (for which the Fund typically receives a fee) to purchase similar, but not identical, securities at a future date.

ZERO COUPONS, PAY-IN-KIND SECURITIES AND DEFERRED PAYMENT SECURITIES. The Bond Fund and Balanced Fund may invest in Zero Coupon, Pay-In-Kind and Deferred Payment Securities. These securities are all types of fixed income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Fund will not receive cash periodic coupon payments on these securities, the Fund may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Fund may have to pay taxes on this phantom income, although it has not received any cash payment.


Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.


STRUCTURED NOTES. The Bond Fund and Balanced Fund may invest in Structured Notes. Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to be come illiquid. The Fund will use Structured notes to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

PREFERRED STOCKS, COMMON STOCKS, WARRANTS. The Bond Fund and Balanced Fund may also invest in preferred stocks with yields that are attractive, provided that such investments are otherwise consistent with the investment objectives and policies of the Fund. A preferred stock is an equity security that entitles the holders to a priority in liquidation over holders of the issuer's common stock. In liquidation, the holders of preferred stock are subordinate to the holders of the issuer's debt obligations. Typically, preferred stocks include the right to receive regular dividend payments and may also include conversion rights, put and call obligations and other features. In determining whether to invest in any particular stock, TimesSquare will consider all relevant factors, including the dividend yield, its conversion features, if any, its liquidity, and the overall financial condition of the issuer. Under normal circumstances, a Fund will not invest more than 10% of its assets in preferred stock.

The Bond Fund and Balanced Fund will not acquire common stocks, except when (i) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (ii) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interest of the same or different issuer; or (iii) in the case of an exchange offering whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.


Warrants are, in effect, longer term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus its exercise price, thus resulting in a profit. However, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.

Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing unseasoned companies. The purchase price varies with the security, the life of the warrant and various other investment factors. Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets.

Considerations of liquidity and preservation of capital mean that these Funds may not necessarily invest in instruments paying the highest available yield at a particular time. These Funds may, consistent with their investment objective, attempt to maximize yields by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. These Funds may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations which may be held by these Funds, may result in frequent changes in portfolio holdings. There usually are no brokerage commissions as such paid in connection with the purchase of fixed income securities of the type in which these Funds may invest. See "Brokerage Allocation" for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of portfolio securities.

JUNK BONDS. As noted in the prospectus, the Bond Fund may purchase debt securities rated below investment grade, i.e., securities that are rated Ba or lower by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Corporation.

Included among the below investment-grade, high risk securities in which the Fund may invest are securities issued in connection with corporate restructurings such as takeovers or leveraged buyouts. Securities issued to finance corporate restructurings may have special credit risks due to the highly leveraged conditions of the issuer. In addition, such issuers may lose experienced management as a result of the restructuring. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize.

Because investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type constituting high-yield, high risk securities, the yields and prices of these securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of an issuer's creditworthiness tend to occur more frequently and in a more pronounced manner than do such changes with respect to higher quality segments of the fixed income securities market, causing greater yield and price volatility. Commissions and underwriting spreads associated with the purchase of below investment-grade bonds are typically higher than those associated with the purchase of high grade bonds.

Below investment-grade securities are often referred to as high yield or junk bonds and are typically considered "high risk" securities. High yield bonds may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for below investment-grade bonds and adversely effect their values. Such an economic downturn may be expected to result in increased price volatility of below investment-grade bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

Also, issuers of below investment-grade bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the high yield securities in which a Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default. When the secondary market for below investment-grade bonds becomes increasingly illiquid, or in the absence of readily available market quotations for high yield bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value the Fund's securities more difficult, and judgement plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the below investment-grade bond market may affect the Fund's ability to dispose of portfolio securities at a desirable price.

The credit rating of a security does not necessarily address its market value risk. Also, ratings may from time to time, be changed to reflect developments in the issuer's financial condition. Below investment-grade bonds have speculative characteristics which are apt to increase in number and significance with each lower rating category. Also, prices of below investment-grade bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments.

Certain laws or regulations may have a material effect on the Fund's net asset value and investment practices. For example, legislation requiring federally-insured savings and loan associations to divest their investments in below investment-grade bonds may further adversely affect the market for such bonds.

MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds - are a type of revenue bond and do not generally constitute the ledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

MUNICIPAL NOTES. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

Tax Anticipation Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal bonds - are bonds no longer secured by the credit of the issuing entity having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

Tax Free Floating and Variable Rate Demand Notes - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.


Equity Funds and  Balanced Fund

The following Funds are referred to as the " Equity Funds."

Large Cap Growth/Morgan Stanley Fund
Large Cap Value/John A. Levin Fund
S&P 500 Index Fund
Small Cap Growth/TimesSquare Fund
Small Cap Value/Berger Fund
International Blend/Bank of Ireland Fund

In pursuing their investment objectives, the Equity Funds and the Balanced Fund may invest in the following types of securities, as well as in the types of securities identified above under "Bond Fund and Balanced Fund":


EQUITY SECURITIES. Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all equity securities in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's equity securities.

Common Stocks. Common stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Depositary Receipts. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Preferred Stocks. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

Rights. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

Warrants. Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.


Convertible Securities. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security. Convertible securities are discussed in further detail earlier in this document under "Core Plus Bond Fund and Balanced Fund."


FOREIGN EQUITY SECURITIES. Foreign equity securities are equity securities of an issuer in a foreign country.

RUSSIAN EQUITY SECURITIES. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by its Adviser and could cause a delay in the sale of Russian Securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

FOREIGN INVESTMENT.

Additional Risks - Investing in foreign securities involves certain special considerations which are not typically associated with investing in the equity securities or fixed income securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although the

Funds' Advisers endeavor to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Fund's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Fund may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Funds may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

Matters Relating To All Funds

The foregoing investment policies are not fundamental and the Board of Trustees may change such policies without shareholder approval. The Board will not change a Fund's investment objective without the required shareholder vote as set forth in "Fundamental Fund Policies" below. There is risk inherent in any investment, and there is no assurance that any of the strategies and methods of investment available to any Fund will result in the achievement of its objectives.

Each Fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed in this Statement of Additional Information are eligible investments for each of the Funds.


Illiquid Securities. Each Fund may invest up to 15% (10% for the Money Market
Fund) of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at approximately the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities. To the extent that qualified institutional buyers become uninterested in purchasing these restricted securities the level of illiquidity in a Fund may increase. The Fund's investment adviser determines the liquidity of the Fund's investments. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


Borrowing. Each Fund may borrow from banks or through reverse repurchase agreements in an amount up to 10% of its total assets. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. A Fund will not purchase additional securities at any time that its outstanding borrowings exceed 5% of its total assets. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

Futures Contracts. Each Fund may purchase and sell futures contracts, including futures on securities indices, baskets of securities, interest rates and foreign currencies.

A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. There is no physical delivery of the underlying stocks in the index.


Generally, a Fund will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which the Fund intends to purchase. When the fund anticipates a market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of the fund's portfolio of securities, the Fund may sell stock index futures contracts. The S&P 500 Index Fund's use of stock index futures includes purchasing S&P 500 futures contracts pending investment in the S&P 500. The Large Cap Growth Fund may also purchase stock index futures contracts or related options in order to gain market exposure, but will limit its use of derivative products, including futures contracts and related options, for non-hedging purposes to 33 1/3% of its total assets (measured by the aggregate notional amount of outstanding derivative products).


An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price on a future date. A Fund generally may enter into interest rate futures contracts for the purpose of hedging debt securities in their portfolios or the value of debt securities which the Funds intend to purchase. For example, if a fund owned long-term debt securities and interest rates were expected to increase, it might sell interest rate futures contracts. If, on the other hand, a fund held cash reserves and interest rates were expected to decline, it might purchase interest rate futures contracts. A Fund may also enter into futures contracts for non-hedging, speculative purposes as a means of implementing Fund strategy. For example, a Fund may invest in interest rate futures contracts as substitutes for investments in securities or to achieve desired portfolio characteristics.

In cases of purchases of futures contracts, an amount of cash or liquid assets, equal to the market value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the custodian for the Fund for the account of the broker a stated amount, as called for by a particular contract, of cash, cash equivalents or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the applicable Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund purchases a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund purchases an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

Options on Futures Contracts. Each Fund may purchase and sell options on futures contracts. An option on a futures contract gives the purchaser (the Fund) the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

The Funds may purchase put options on futures contracts to hedge against the risk of falling prices for their portfolio securities, may purchase call options on futures contracts as a hedge against a rise in the price of securities which they intend to purchase and, for the S&P 500 Index Fund, may purchase call options on S&P 500 futures contracts pending investment in the S&P 500 or to maintain liquidity. Options on futures contracts may also be used to hedge the risks of changes in the exchange rate of foreign currencies. The Funds may also seek to increase returns through options transactions (subject to the Large Cap Growth Fund's 33 1/3% limitation for non-hedging purposes discussed previously under "Futures Contracts"). The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities or a foreign currency. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or a foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

Where applicable, each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract for non-bona fide hedging activities if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

Risks as to Futures Contracts And Related Options. There are several risks in connection with the use of futures contracts and related options as hedging devices and for speculative purposes. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stocks, debt securities or foreign currency which are the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt securities or foreign currency, a Fund will experience either a loss or a gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

Successful use of hedging instruments by a Fund is also subject to a Fund's investment adviser's ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates (foreign currencies). Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by the Funds' investment adviser's of general market trends may not result in a completely successful hedging transaction.

It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, a Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which the Fund may engage in futures contracts or related options will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and the Fund's intent to continue to qualify as such. The result of using futures contracts and related options cannot be foreseen and may cause the portfolio of a Fund to suffer losses which it would not otherwise sustain.


Options. The Funds may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Funds may invest; other financial instruments; and foreign currency. The Large Cap Growth Fund will limit its use of derivative products, including options transactions, for non-hedging purposes to 33 1/3% of its total assets. Various options may be purchased and sold on exchange or over the counter markets.


Each Fund may purchase put and call options. Purchasing a put option gives a Fund the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Fund also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Fund that has written an option receives a premium that increases the Fund's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Fund will limit its opportunity to profit from an increase in the market value of the underlying instrument above the exercise price of the option. By writing a put option, a Fund will be exposed to the amount by which the price of the underlying instrument is less than the strike price.

By writing an option, a Fund incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying instrument from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. The Funds may only write options that are "covered." A covered call option means that until the expiration of the option, the Fund will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying instrument; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying instrument; or (iii) a call option on the same underlying instrument with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position. In the case of a put option, the Fund will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying instrument with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by a Fund's Adviser, and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Fund's use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Fund and the prices of options relating to such investments, and (ii ) possible lack of a liquid secondary market for an option.

Foreign Currency Transactions. A Fund holding securities denominated in currency other than U.S. dollars may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. In addition, a Fund may engage in currency exchange transactions for non-hedging, speculative purposes as a means of implementing Fund strategy. For example a Fund may engage in currency exchange transactions such as forward currency contracts as substitutes for investments in securities denominated in foreign currency.

Generally, Funds may engage in both "transaction hedging" and "position hedging". When a Fund engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes a Fund may also purchase exchange-listed call and put options on foreign currencies. A put option on currency gives the Fund the right to sell a currency at a specific exercise price. A call option on currency gives a Fund the right to purchase a currency at a specific exercise price. The time when call and put options are exercisable depends on whether the options are American options or European options. American options are exercisable at anytime during the option period. European options are exercisable only on a designated date.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Funds may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. For example, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Regardless of whether a Fund's investment adviser determines that it is advisable to hedge a Fund's currency risk, the Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Forward Currency Contracts. The Funds may invest in forward currency contracts. A forward currency contract is an agreement between two parties to purchase and sell a specific quantity of a currency at a price specified at the time of the contract, with delivery and settlement at a specified future date. In the case of purchases of forward currency contracts, an amount of liquid assets, equal to the market value of the portfolio security sold, will be deposited in a segregated account with the Trust's Custodian to collateralize the position and ensure that the use of such contracts is unleveraged.

In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks and their customers). A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades.

Forward currency contracts are less liquid than currency futures contracts, and there is an increased risk of default by the counterparty as compared to futures contracts. Forward currency contracts differ from currency futures contracts in certain other respects as well. For example, the maturity date of a forward contract may be any fixed number of days from the date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward currency contracts are traded directly between currency traders so no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. There is no assurance that the Fund will be able to close a forward contract prior to maturity and, under such circumstances, the Fund may have exposure to adverse changes in exchange rates.


European Currency Transition. On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Monetary policy for participating countries is uniformly managed by a central bank, the European Central Bank (ECB).

The existence of the Euro may change the economic environment and behavior of investors, particularly in European markets. The implementation of a uniform monetary policy by the ECB also is likely to have a significant impact on fiscal policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


Loans and Other Direct Debt Instruments. The Funds may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund's policies regarding the quality of debt securities.

Purchaser of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associates with owing and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on TimesSquare' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, each Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.


Each Fund (except the Money Market Fund, to a limited degree) limits the amount of total assets that it will invest in any one issuer or in issues within the same industry. For purposes of these limitations, each Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations requires the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Securities Lending. A Fund may lend securities to parties such as broker-dealers or institutional investors.

Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Fund's investment adviser to be of good standing. Furthermore, they will only be made if, in the investment adviser's judgment, the consideration to be earned from such loans would justify the risk.

The Funds' investment advisers understand that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g. U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Sovereign Debt Obligations. A Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Swap Agreements. The Funds may enter into swap agreements such as interest rate, index and currency exchange rate swaps. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e. the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the fund's investment adviser, to limit any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Money Market Instruments, and the Money Market Fund. Each Fund may invest in U.S. Government Direct Obligations, U.S. Government Agency Securities, Certificates of Deposit, Commercial Paper and Repurchase Agreements. See " Money Market Fund" earlier in this Statement of Additional Information for a description of these instruments. Each Fund may also invest in the Money Market Fund. Funds investing in the Money Market Fund effectively do not pay advisory fees to the Money Market Fund and thus do not pay duplicative advisory fees, as TimesSquare waives a portion of its advisory fees due from those Funds in an amount that offsets the advisory fee it receives from the Money Market Fund in respect to those investments.


Temporary Investments. When a Fund's investment adviser believes that a change in economic, financial, or political conditions make it advisable, the Fund may invest up to 100% of its assets in cash and certain short- and medium-term fixed income securities for temporary defensive purposes.


Policies Relating to the Names of Certain Funds. The following Funds have adopted the following policies (the "Name Policies"). These policies may be changed without shareholder approval.
        Large Cap Growth/Morgan Stanley Fund - Normally, the fund will invest at least 80% of its assets in equity securities of large cap companies.
        Large Cap Value/John A. Levin & Co. Fund - Normally, the fund will invest at least 80% of its assets in equity securities of large cap U.S. companies.
        S&P 500 Index Fund - Normally, the fund will invest at least 80% of its assets in equity securities of companies which compose the S&P 500 and long positions in exchange traded contracts on the S&P 500.
        Small Cap Growth/TimesSquare Fund - Normally, the fund will invest at least 80% of its assets in equity securities of small cap companies.
        Small Cap Value/Berger Fund - Normally, the fund will invest at least 80% of its assets in equity securities of small cap U.S. companies.
        TimesSquare Core Plus Bond Fund - Normally, the fund will invest at least 80% of its total assets in fixed income securities issued by U.S. and foreign governments and companies and derivative instruments with similar economic characteristics. For purposes of the Core Plus Bond Fund's Name Policy, Money Market Fund shares will be considered fixed income securities.

Each of these Funds will provide its shareholders with at least 60 days prior notice of any change in its respective Name Policy. Any such notice will:

     1. Be provided in plain English in a separate written document;
     2. Will contain the following statement, or similar clear and understandable statement, in bold-face type: "Important Notice Regarding Change in Investment Policy"; and
     3. The statement contained in 2 above also will appear on the envelope in which the notice is delivered or, if the notice is delivered separately from other communications to shareholders, the statement will appear either on the notice or on the envelope in which the notice is delivered.

For purposes of these Name Policies, "assets" means a Fund's net assets, plus the amount of any borrowings for investment purposes.

A change in a Fund's definition of "large cap" or "small cap" shall not constitute a change in the Name Policy.


FUNDAMENTAL FUND POLICIES

The Funds are subject to the following restrictions which may not be changed without approval of the lesser of (i) 67% or more of that Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

A Fund may not:


1. Borrow money or issue senior securities, except that a Fund may borrow to the extent permitted by the 1940 Act for temporary or emergency purposes or to satisfy redemption requests, and except that each Fund (other than the Money Market Fund and the S&P 500 Index Fund) may also borrow from banks in an amount not in excess of 33-1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objective and policies.


2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.


3. Concentrate 25% or more of its total assets in a particular industry, except the Money Market Fund may invest up to 100% of its assets in the financial services industry or in instruments issued by U.S. banks. This restriction does not apply to securities issued by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).


4. Purchase or sell mortgages or real estate, or invest in real estate limited partnerships, although a Fund may purchase securities of issuers that deal in real estate, including real estate investment trusts, and may purchase securities that are secured by interests in real estate.

5. Lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission.

6. With respect to 75% of its assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets (taken at market value at the time of such investment) to be invested in the securities of such issuer except U.S. Government securities, including securities issued by its agencies and instrumentalities (or repurchase agreements with respect thereto).


7. For the Money Market Fund and the S&P500 Index Fund, with respect to 75% of its assets, purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer (taken at the time of such investment), to be held by a Fund, and for all other Funds, purchase the securities of any issuer if such purchase would cause more than 10% of any class of the outstanding voting securities of such issuer (taken at the time of such investment) to be held by a Fund.


8. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.


In applying the industry concentration restriction (number 3 above) the Small Cap Value Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated.


MANAGEMENT OF THE TRUST

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.


The Trustees and the executive officers of the Trust are listed below, together with information as to their principal occupations during the past five years and other principal business affiliations. Each currently holds the equivalent position as Trustee and/or officer of CIGNA High Income Shares, and CIGNA Variable Products Group (except for Mr. Forde, who is not a Trustee of CIGNA Variable Products Group), and holds a similar position as Director and/or executive officer of CIGNA Investment Securities, Inc. Correspondence with any Trustee or officer may be addressed to the Trust, c/o TimesSquare Capital Management, Inc., 280 Trumbull Street, H16C, Hartford, Connecticut, 06103.

                        Trustees who are not "interested persons" of the Funds

--------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of           Other
                      Position           Term of                Principal                Portfolios          Directorships
Name,                 Held               Office** and           Occupation(s)            in Fund             Held by
Address*              with               Length of              During Past 5            Complex             Trustee or
And Age               Fund               Time Served            Years                    Overseen            Nominee
--------------------------------------------------------------------------------------------------------------------------
Russell H. Jones      Trustee            Trustee                Vice President           14                  none
57                                       since 1995             (Investor
                                                                Relations,
                                                                Public
                                                                Relations) and

--------------------------------------------------------------------------------------------------------------------------
                                                                Treasurer,
                                                                Kaman
                                                                Corporation
                                                                (helicopters
                                                                and aircraft
                                                                components,
                                                                industrial)
--------------------------------------------------------------------------------------------------------------------------
Paul J.               Trustee            Trustee                Special                  14                  Director -
McDonald                                 since 1995             Advisor to                                   Western
58                                                              Board of                                     Massachusetts
                                                                Directors,                                   Electric
                                                                Friendly Ice                                 Company
                                                                Cream
                                                                Corporation
                                                                (family
                                                                restaurants
                                                                and dairy
                                                                products);
                                                                previously,
                                                                Senior
                                                                Executive Vice
                                                                President and
                                                                Chief
                                                                Financial
                                                                Officer,
                                                                Friendly Ice
                                                                Cream
                                                                Corporation
--------------------------------------------------------------------------------------------------------------------------
Marnie                Trustee            Trustee                Diocesan                 11                  none
Wagstaff                                 since 2001             Consultant,
Mueller                                                         Episcopal
64                                                              Diocese of
                                                                Connecticut;
                                                                previously,
                                                                Visiting
                                                                Professor of
                                                                Health
                                                                Economics,
                                                                Wesleyan
                                                                University
--------------------------------------------------------------------------------------------------------------------------

           Trustees who are "interested persons" of the Fund, and Fund Officers

--------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                     Position            Term of                Principal                Portfolios          Other
Name,                Held                Office** and           Occupation               in Fund             Directorships
Address*             with                Length of              During Past 5            Complex             Held by
and Age              Fund                Time Served            Years                    Overseen            Trustee
--------------------------------------------------------------------------------------------------------------------------
Richard H.           Chairman            Trustee &              Managing                 11                  Trustee of 11
Forde                of the              President              Director,                                    portfolios in
48                   Board of            since 1998             CIGNA                                        CIGNA
                     Trustees,                                  Retirement &                                 Mutual Fund
                     President                                  Investment                                   Complex;
                                                                Services, Inc.                               Director of
                                                                and                                          various
                                                                TimesSquare                                  subsidiaries
                                                                Capital                                      of CIGNA
                                                                Management,                                  Corporation
                                                                Inc.
--------------------------------------------------------------------------------------------------------------------------

Alfred A.            Vice                Officer                CIGNA Funds              14                  -
Bingham,             President           Since 1979             Treasurer;
III                  and                                        Assistant Vice
57                   Treasurer                                  President,
                                                                TimesSquare
                                                                Capital
                                                                Management,
                                                                Inc.
--------------------------------------------------------------------------------------------------------------------------
Jeffrey S.           Vice                Officer                Senior                   14                  -
Winer                President           Since 1994             Counsel,
44                   and                                        CIGNA
                     Secretary                                  Corporation
--------------------------------------------------------------------------------------------------------------------------

 * All Trustees and officers have a mailing address c/o TimesSquare Capital Management, Inc., 280 Trumbull Street, H16C, Hartford, CT 06103.
** Each Trustee's term of office will be until the next annual meeting of shareholders or until the election of the Trustee's successor.

The following table sets forth the number of shares of the Funds and shares of all mutual funds in the CIGNA family of mutual funds beneficially owned by the Trustees. The information provided is as of December 31, 2001. As of December 31, 2001, neither the Trustees as a group nor the Trustees and officers as a group owned beneficially more than 1% of the outstanding shares of the Funds.

-----------------------------------------------------------------------------------------------------------------------
                                       Dollar Range of           Aggregate Dollar Range of Equity Securities in All
Trustees who are not                   Equity Securities         Funds Overseen or to be Overseen by Trustee in Family
"interested persons" of the            in the Funds              of Investment Companies
Funds
-----------------------------------------------------------------------------------------------------------------------
Russell H. Jones                       None                      $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------
Paul J. McDonald                       None                      $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------
Marnie Wagstaff Mueller                None                      None
-----------------------------------------------------------------------------------------------------------------------
Trustees who are "interested           Dollar Range of           Aggregate Dollar Range of Equity Securities in All
persons" of the Funds                  Equity Securities         Funds Overseen or to be Overseen by Trustee in Family
                                       in the Funds              of Investment Companies
-----------------------------------------------------------------------------------------------------------------------
Richard H. Forde                       None                      $1-$10,000
-----------------------------------------------------------------------------------------------------------------------

The Trust pays no compensation to any of its officers, other than the reimbursement of the costs of the Office of the Treasurer and the Office of the Secretary, or to any of its Trustees who are officers or employees of CIGNA Corporation or its affiliates. The following table shows compensation paid by the Trust and other investment companies in the CIGNA fund complex to the Trust's Trustees in 2001:

                                              Aggregate                Total Compensation from Trust and
Name of Person,                               Compensation from        CIGNA Fund Complex Paid to
Position with Trust                           Trust                    Trustees(e)
--------------------------------------------------------------------------------------------------------
Hugh R. Beath, Trustee (a)                    8,000                    28,200
Richard H. Forde                                  0                         0
Russell H. Jones, Trustee                     8,000                    28,200
Thomas C. Jones, Trustee (b)                      0                         0
Paul J. McDonald, Trustee (c)                 8,000                    28,200
Marnie Wagstaff Mueller, Trustee (d)              0                         0
                                            -------                   -------
                                            $24,000                   $84,600
                                            =======                   =======

(a) All but $5,239 of Mr. Beath's 2001 compensation was deferred under a plan for all CIGNA funds in which he had an aggregate balance of $299,232 as of December 31, 2001. Mr. Beath retired from the Board in 2001.
(b)   Mr. T. Jones retired from the Board and from CIGNA Corporation in March
      2002.
(c) All but $5,239 of Mr. McDonald's 2001 compensation was deferred under a plan for all CIGNA funds in which he had an aggregate balance of $135,401 as of December 31, 2001.
(d)   Ms. Mueller was appointed to the Board in October 2002.
(e) There were three investment companies besides the Trust in the CIGNA fund complex.

The Board of Trustees has three standing committees as follows:

Audit Committee
The Audit Committee makes recommendations to the full Board as to the firm of independent accountants to be selected, reviews the methods, scope and results of audits and fees charged by such independent accountants, and reviews the Fund's internal accounting procedures and controls. The Audit Committee held two meetings in 2001.

The current members of the Committee are Messrs. Jones and McDonald (Chairperson) and Ms. Mueller, none of whom are interested persons of the Trust. (Mr. Hugh Beath was also a member of the Audit, Nominating and Contracts Committees during 2001 before his retirement. Ms. Mueller became a member of all three Committees upon her appointment to the Board in October 2001).

Contracts Committee
The Contracts Committee reviews the performance of the Funds' investment advisers, and makes recommendations to the Board of Trustees concerning the renewal of the investment advisory agreement. In performing its function, the Committee obtains from TimesSquare information it deems necessary to evaluate the terms of the investment advisory agreement and any changes or amendments to or replacements of the agreement. The Committee held two meeting in 2001. The current members of the Committee are Messrs. Jones (Chairperson) and McDonald and Ms. Mueller, none of whom are interested persons of the Trust.

Nominating Committee
The Nominating Committee manages the development and maintenance of the Board's membership, organization and compensation and it identifies and recommends to the Board individuals to be nominated for election as Trustees. The Committee will consider nominees recommended by shareholders. No policy or procedure has been established as to the recommendation of Trustee nominees by shareholders. The Committee held two meetings in 2001. The current members of the Committee are Messrs. Jones and McDonald and Ms. Mueller (Chairperson), none of whom are interested persons of the Trust.

Approval of Investment Advisory Agreements

The Trust's Board of Trustees considered various factors in approving the advisory agreement with TimesSquare and the sub-advisory agreements with the various sub-advisers (collectively, the "Contracts").

Information Received By the Trustees. TimesSquare provided the Trustees with various materials specifically relating to the Contracts. These materials included (1) information on the investment performance of the Funds, a peer group of mutual funds and an appropriate index or combination of indices, (2) sales and redemption data in respect of the Funds, (3) the economic outlook and the general investment outlook in the markets in which the Funds invest (4) advisory fees charged under the Contracts and information on fees charged by mutual funds with similar investment objectives, (5) the procedures employed to determine the value of the Funds' assets, (6) the allocation of the Funds' brokerage, including the use of "soft" commission dollars to pay for research and other similar services, (6) the resources devoted to and the record of compliance with the Funds' investment policies and restrictions and with policies on personal securities transactions and (7) the nature, cost and character of non-investment management services provided by TimesSquare and its affiliates.

In considering the Contracts, the Board of Trustees did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees in connection with their approval of the Contracts include the following:

Investment Compliance and Performance. The Board of Trustees considered whether the Funds have operated within their investment objectives and their record of compliance with their investment restrictions. They also reviewed the Funds' investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

Personnel and Methods. The Board of Trustees reviewed the background of the Funds' portfolio managers and the Funds' investment objectives and disciplines. The Board also considered the quality, reputation, and composite performance of each sub-adviser in managing their respective Fund and other accounts with similar investment strategies. The Board also considered TimesSquare's methodology and procedures for selecting and monitoring sub-advisers.

Nature and Quality of Other Services. The Board of Trustees considered the nature, quality, cost and extent of administrative and shareholder services performed by TimesSquare and affiliated companies.

Expenses. The Board of Trustees considered each Fund's (and each class's) expense ratio and expense ratios of a peer group of mutual funds. They also considered the amount and nature of fees paid by shareholders.

Profitability. The Board of Trustees considered the level of TimesSquare's profits in respect of the management of the Funds. The Board of Trustees also considered TimesSquare's profit margins in comparison with available industry data.

Other Benefits to TimesSquare. The Board of Trustees also considered the character and amount of fees paid by the Funds for services provided by affiliates of TimesSquare, including fees for services like sub-accounting, fund administration and direct shareholder services. They also considered payments under Rule 12b-1.

Other Information Concerning the Trustees who are not Interested Persons
Based on information furnished by the trustees who are not interested persons of the Funds, TimesSquare is not aware of any transactions, relationships or interests that any of the independent trustees have had with the underwriter for the Funds, any of the Advisers, or any of their "control persons" that would interfere with their independence from the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of March 31, 2002, record and beneficial owners of five percent or more of Fund shares were as follows:

Money Market fund - Institutional Class

                                                                                             Percentage of
Shareholder                                            Address                               Ownership
CIGNA Community Choice                                 *                                        17.3%

Healthsource Maine, Inc.                               *                                         5.8%

Healthsource Indiana Managed Care Plan.                *                                        11.1%

Healthsource New Hampshire, Inc.                       *                                         5.0%

S&P 500(R)Index Fund                                   *                                        16.4%

TimesSquare Core Plus Bond Fund                        *                                        22.3%

Large Cap Growth Fund
- Institutional Class
Life Insurance Company                                 *                                        97.7%
of North America

Large Cap Value Fund
- Institutional Class
Life Insurance Company                                 *                                        98.3%
of North America

Balanced Fund
- Institutional Class
Life Insurance Company                                 *                                         100%
of North America

Small Cap Growth Fund
- Institutional Class
Emily Hall Tremaine Foundation                         290 Pratt Street                         24.7%
                                                       Meriden, CT 06450

Life Insurance Company                                 *                                        24.5%
of North America

Metropolitan St. Louis Sewer District                  2000 Hampton Avenue                      24.5%
                                                       St. Louis, MO 63139

The Putney School                                      Elm Lea Farm                              6.2%
                                                       Putney, VT 05346

WAEPA, 501(c)(9) VEBA Plan                             7651 Leesburg Pike                       18.4%
                                                       Falls Church, VA 22043

Small Cap Value Fund
- Institutional Class

Life Insurance Company                                 *                                         100%
of North America

International Blend Fund
- Institutional Class
Life Insurance Company                                 *                                        99.9%
of North America

S&P 500(R) Index Fund
- Institutional Class
ACE Property & Casualty Insurance Company              Two Liberty Place                        45.4%
                                                       1601 Chestnut St.
                                                       Philadelphia, PA 19192

ACE American Insurance Company                         Two Liberty Place                        23.4%
                                                       1601 Chestnut St.
                                                       Philadelphia, PA 19192

Insurance Company                                      *                                         5.9%
of North America

Pacific Employers Insurance Company                    Two Liberty Place                        13.6%
                                                       1601 Chestnut St.
                                                       Philadelphia, PA 19192

State Street Bank as Trustee for ACE American          801 Pennsylvania Avenue
Insurance Company                                      Kansas City, MO 64105                    11.6%

Core Plus Bond Fund
- Institutional Class

State Street Bank as Trustee for ACE American          801 Pennsylvania Avenue
Insurance Company                                      Kansas City, MO 64105                    80.3%

The TJX Insurance Companies, Inc. Retirement Plan      770 Cochituate Road                      19.7%
                                                       Framingham, MA 01701

Money Market Fund
- Premier Class
Fiserve, Inc.                                          **                                       71.2%

Life Insurance Company                                 *                                        28.8%
of North America

Large Cap Growth Fund
- Premier Class
Fiserve, Inc.                                          **                                       21.7%

Life Insurance Company                                 *                                        78.3%
of North America

Large Cap Value Fund
- Premier Class
Fiserve, Inc                                           **                                       32.0%

Life Insurance Company                                 *                                        68.0%

of North America

Balanced Fund
- Premier Class
Life Insurance Company                                 *                                        95.6%
of North America

Small Cap Growth Fund
- Premier Class
Fiserve, Inc.                                          **                                       30.5%

Life Insurance Company                                 *                                        69.5%
of North America

Small Cap Value Fund
- Premier Class
Fiserve, Inc.                                          **                                       17.1%

Life Insurance Company                                 *                                        82.9%
of North America

International Blend Fund
- Premier Class
Fiserve, Inc.                                          **                                       30.1%

Life Insurance Company                                 *                                        69.9%
of North America

S&P 500(R) Index Fund
- Premier Class
Fiserve, Inc.                                          *                                        97.6%

Core Plus Bond Fund
- Premier Class
Fiserve, Inc.                                          **                                       73.6%

Life Insurance Company                                 *                                        26.4%
of North America

Money Market Fund
- Retail Class

Fiserve, Inc.                                          **                                        100%

Large Cap Growth Fund
- Retail Class
Fiserve, Inc.                                          **                                       78.7%

Life Insurance Company                                 *                                        21.3%
of North America

Large Cap Value Fund
- Retail Class
Fiserve, Inc.                                          **                                       81.2%

Life Insurance Company                                 *                                        18.8%

of North America

Balanced Fund
- Retail Class
Fiserve, Inc.                                          **                                       74.2%

Life Insurance Company                                 *                                        25.8%
of North America

Small Cap Growth Fund
- Retail Class
Fiserve, Inc.                                          **                                       82.2%

Life Insurance Company                                 *                                        17.8%
of North America

Small Cap Value Fund
- Retail Class
Fiserve, Inc.                                          **                                       80.3%

Life Insurance Company                                 *                                        19.7%
of North America

International Blend Fund
- Retail Class
Fiserve, Inc.                                          **                                       51.0%

Life Insurance Company                                 *                                        49.0%
of North America

S&P 500 Index Fund
- Retail Class
Fiserve, Inc.                                          **                                       99.6%

Core Plus Bond Fund
- Retail Class
Fiserve, Inc.                                          **                                       83.0%

Life Insurance Company                                 *                                        17.0%
of North America

*   c/o CIGNA Corporation, 280 Trumbull Street, H-18D, Hartford, CT 06103,
    Attention:  Stephen C. Stachelek, Chief Accounting Officer,


** Fiserve, Inc. owns all Fund shares on behalf of brokerage account customers, and not beneficially. Fiserve, Inc.'s address is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103

Owners of 25% or more of the class of shares of the Fund are deemed to control that class of the Fund.

The Trustees and officers do not own any Fund shares.

Security Ownership of CIGNA

LARGEST SECURITY HOLDERS: This table lists the only shareholders that we know beneficially owned more than five percent of CIGNA's common stock as of December 31, 2001. We prepared the table using information from Schedules 13G filed by the beneficial owners listed and other sources.

--------------------------------------------------------------------------------
Name and Address of                            Amount and Nature        Percent
Beneficial Owner                                  of Ownership          of Class
--------------------------------------------------------------------------------
J.P. Morgan Chase & Company                    11,600,816 shares          8.20%
270 Park Avenue
New York, NY 10017
--------------------------------------------------------------------------------
Wellington Management Company, LLP             8,455,430 shares           5.97%
75 State Street
Boston, MA 02109
--------------------------------------------------------------------------------


INVESTMENT ADVISORY AND OTHER SERVICES


The investment adviser to the Funds is TimesSquare Capital Management, Inc. (TimesSquare), an indirect, wholly-owned subsidiary of CIGNA Corporation. TimesSquare also serves as investment adviser for other investment companies sponsored by affiliates of CIGNA Corporation, and for a number of pension, advisory, corporate and other accounts. As of December 31, 2001 TimesSquare managed assets of approximately $47.5 billion. TimesSquare's mailing address is Four Times Square, 25th Floor, New York, New York 10036.


Sub-Advisers


TimesSquare hires investment sub-advisers who (subject to the control of the Board of Trustees) independently manage the investment operations of certain of the funds and determine what investments that fund will purchase and sell. The sub-advisers have no affiliations with TimesSquare other than as discretionary managers for a Fund's portfolio, except some sub-advisers (and their affiliates) may effect brokerage transactions for the Funds. Also, some sub-advisers may manage other portfolios for affiliates of TimesSquare. These sub-advisers, and the Funds they manage, are:

Balanced Fund (sub-advised by Wellington Management)
Wellington Management Company, LLP has its principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2001, Wellington Management held investment management authority with respect to over $311 billion of assets. Wellington Management is a private limited liability partnership.

Large Cap Growth/Morgan Stanley Fund
Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2001, Morgan Stanley Investment Management, together with its affiliated asset management companies, managed assets of approximately $415.9 billion. MSIM is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

Large Cap Value/John A. Levin & Co. Fund
John A. Levin & Co, One Rockefeller Plaza, 19th Floor, New York, New York 10020, is an advisory firm founded in 1982. As of December 31, 2001, Levin managed approximately $14.3 billion in assets. Levin is an indirect subsidiary of Baker, Fentress & Company.

Small Cap Value/Berger Fund
Berger Financial Group LLC ("Berger"), 210 University Boulevard, Suite 800, Denver, Colorado 80206 serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger has been in the investment advisory business for 26 years. As of December 31, 2001, Berger managed approximately $8.7 billion in assets. Berger has in turn hired Perkins, Wolf, McDonnell & Company ("PWM"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois, 60604 to manage the investment operation of the fund. PWM also sub-advises the Berger Small Cap Value Fund. As of December 31, 2001, PWM managed approximately $4.3 billion assets. Berger is a Nevada Limited Liability Company and is a subsidiary of Stilwell Management Inc., which owns more than 80% of Berger and is an indirect subsidiary of Stilwell Financial Inc. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. Robert Perkins owns 49% of PW. Gregory E. Wolf owns 20% of PWM and serves as its Treasurer and Director.

International Blend/Bank of Ireland Fund
Bank of Ireland Asset Management (U.S.) Limited ("BIAM-US"), 75 Holly Hill Lane, Greenwich, CT 06830 (North American office); 26 Fitzwilliam Place, Dublin 2, Ireland (Ireland office). BIAM-US serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As of December 31, 2001, BIAM-US managed approximately $24.9 billion in assets. BIAM-US is an indirect wholly owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide.

TimesSquare (not the funds) pays each sub-adviser its respective sub-advisory fee.


Pursuant to the Master Investment Advisory Agreement between the Trust and TimesSquare, TimesSquare manages the investment and reinvestment of the assets of the Funds that do not have sub-advisers. Each sub-adviser has this responsibility for its particular fund. TimesSquare is also responsible for evaluating and monitoring the performance of the sub-advisers.

Subject to the control and periodic review of the Board of Trustees of the Trust, TimesSquare and the sub-advisers determine what investments shall be purchased, held, sold or exchanged for the account of the Funds. Accordingly, the role of the Trustees is not to approve specific investments, but rather to exercise a control and review function.

The Trust pays all expenses not specifically assumed by TimesSquare, including compensation and expenses of Trustees who are not directors, officers or employees of TimesSquare or any other affiliates of CIGNA Corporation; investment management fees; registration, filing and other fees in connection with filings with regulatory authorities; the fees and expenses of independent accountants; costs of printing and mailing registration statements, prospectuses, proxy statements, and annual and periodic reports to shareholders; custodian and transfer agent fees; brokerage commissions and securities transactions costs incurred by the Trust; taxes and corporate fees; legal fees incurred in connection with the affairs of the Trust; expenses of meetings of the shareholders and Trustees; and any expenses allocated or allocable to a specific class of shares.


TimesSquare, at its own expense, furnishes to the Trust office space and facilities and, except with respect to the Office of the Treasurer and Office of the Secretary as provided in the Master Investment Advisory Agreement, all personnel for managing the affairs of the Trust and the Fund. The Trust and other registered investment companies advised by TimesSquare have agreed to reimburse TimesSquare for its costs of maintaining the Office of the Treasurer and the cost of the Office of the Secretary as provided in their respective investment advisory agreements. TimesSquare has estimated that in 2002 the total expenses of the

Office of the Treasurer for all funds in the CIGNA fund complex will not exceed $703,000 and the expenses of the Office of the Secretary are not expected to exceed $231,000. The portion of these expenses allocated to each Fund for calendar year 2002 are not expected to exceed the following amounts:

                                       Office of             Office of
                                     the Treasurer         the Secretary
                                     -------------         -------------
Money Market Fund                      $155,377               $51,056
Core Plus Bond Fund                    $ 40,146               $13,192
S&P 500 Index Fund                     $ 65,661               $21,576
Large Cap Growth Fund                  $ 15,681               $ 5,153
Large Cap Value Fund                   $ 17,351               $ 5,701
Small Cap Growth Fund                  $ 18,770               $ 6,168
Small Cap Value Fund                   $ 18,988               $ 6,239
Balanced Fund                          $ 16,425               $ 5,397
International Blend Fund               $ 15,466               $ 5,082

In 2001 the costs reimbursed by the Funds for the Office of the Treasurer and the Office of the Secretary totaled $412,227 ($313,227- Office of the Treasurer; $99,000 - Office of the Secretary). The Board of Trustees of the Trust has approved the method under which this cost will be allocated to the Trust, and then to each Fund.

As full compensation for the investment management and all other services rendered by TimesSquare, each Fund pays TimesSquare a separate fee computed daily and paid monthly (excluding fee waivers and reimbursement arrangements) at annual rates based on a percentage of the value of the applicable Fund's average daily net assets as follows:

Money Market Fund                                       0.35%
Core Plus Bond Fund                                     0.60%
Balanced Fund                                           0.75%
Large Cap Growth Fund                                   0.80%
Large Cap Value Fund                                    0.75%
Large Cap Index Fund                                    0.25%
Small Cap Growth Fund                                   1.00%
Small Cap Value Fund                                    1.00%
International Blend Fund                                1.00%

Trust-wide expenses not identifiable to any particular series of the Trust will be allocated among the series. TimesSquare has voluntarily agreed, until April 30, 2003, to reimburse the Funds to the extent that the annual operating expenses in any one year (excluding interest, taxes, amortized organizational expense, transaction costs in acquiring and disposing of portfolio securities and extraordinary expenses) of the Fund exceed a percentage of the value of the Fund's average daily net assets, as follows:

                                      Institutional      Premier          Retail
                                      Class              Class            Class
                                      -------------      -------          ------
Money Market fund                     0.45%              0.70%            0.95%
Core Plus Bond Fund                   0.45%              0.85%            0.95%
Balanced fund                         0.80%              1.00%            1.25%
Large Cap Growth Fund                 0.80%              1.00%            1.25%
Large Cap Value Fund                  0.80%              1.00%            1.25%
S&P 500(R)Index Fund                  0.25%              0.35%            0.60%
Small Cap Growth Fund                 1.05%              1.25%            1.50%
Small Cap Value Fund                  1.05%              1.25%            1.50%
International Blend Fund              1.05%              1.25%            1.50%

The Funds incurred management fees for the years ended December 31, 2001, 2000 and 1999 as follows:

------------------------------------------------------------------------------------------------------------------------------------
   (000 omitted)                                                                                             Management Fees Net of
                                                                                                                 Waivers and/or
                                Management Fees*               Fee Waivers             Reimbursements            Reimbursements
                           -------------------------    ----------------------   ---------------------     -------------------------
       Fund                1999       2000      2001    1999     2000     2001   1999    2000     2001     1999     2000     2001
------------------------------------------------------------------------------------------------------------------------------------
Money Market               $656     $1,025     $1,410   $138      $59     $146    ---     ---      ---     $518     $966   $1,264
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Bond**            ---       $438       $461    ---     $277     $309    ---     ---      ---      ---     $161     $152
------------------------------------------------------------------------------------------------------------------------------------
Balanced**                  ---        $78        $91    ---      $78      $91    ---     $22      $25      ---     ($22)    ($25)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth**          ---        $87        $76    ---      $87      $76    ---     $20      $58      ---     ($20)    ($58)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value**           ---        $80        $98    ---      $80      $93    ---      $1      ---      ---      ($1)     $ 5
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R)Stock Index      $788       $698       $355    $16     $374     $355    ---     ---      $ 6     $772     $324      ($6)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth**          ---       $124       $175    ---      $96     $128    ---     ---      ---      ---      $28      $47
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value**           ---       $107       $169    ---     $101     $114    ---     ---      ---      ---       $6      $55
------------------------------------------------------------------------------------------------------------------------------------
International Blend**       ---       $101        $93    ---     $101      $93    ---     $60      $54      ---     ($60)    ($54)
------------------------------------------------------------------------------------------------------------------------------------


*  gross of reimbursements and/or waivers
** commenced operations in 2000


From its advisory fees received from the Funds, TimesSquare pays all fees to the sub-advisers for their investment selection services. Quarterly, each sub-adviser is paid the pro rata portion of an annual fee, based on the average for the quarter of the Fund's assets allocated to the sub-adviser. For the years ended December 31, 2001, 2000 and 1999, management fees incurred to the sub-advisers of the Funds were:


-------------------------------------------------------------------------------------------------------------------------------
                                                            $ Amount Paid (000 omitted)                     Annual Rate
                                                           ----------------------------        --------------------------------
Fund                                   Sub-Adviser         1999        2000        2001        1999         2000          2001
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund(1)                       INVESCO              --          $58         $51         --          0.55%           --
-------------------------------------------------------------------------------------------------------------------------------
Balanced Fund(1)                       Wellington           --           --         $10                                   0.33%
                                       Mngmnt*
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund(1)               MSIM                 --          $43         $40         --         0.405%        0.405%
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund(1)                Levin                --          $33         $42         --          0.30%         0.30%
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(1)                Berger               --          $55         $89         --          0.50%         0.50%
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund(1)(2)            Fiduciary            --          $65          --         --          0.90%         0.90%
-------------------------------------------------------------------------------------------------------------------------------
International Blend Fund(1)            BIAM                 --          $50         $48         --          0.50%         0.50%
-------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations in 2000.
(2) From inception to September 7, 2000, the Fund was sub-advised by Fiduciary International, Inc. ("Fiduciary").
 * Wellington Management began sub-advising the Balanced Fund on October 1, 2001, replacing Invesco.


TimesSquare may make payments from its management fee, its past profits, or any source available to broker-dealers and other financial intermediaries for their distribution assistance.

The Master Investment Advisory Agreement provides that it will continue from year to year as to the Fund provided that such continuance is specifically approved at least annually: (a) by a vote of the "majority of the outstanding voting securities" (as such term is defined in the 1940 Act) of that Fund or by the Board of Trustees of the Trust, and (b) by a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Master Investment Advisory Agreement provides that it (i) may be terminated at any time without penalty (a) upon 60 days' written notice by vote of the Trustees of the Trust, or with respect to any series of the Trust, by vote of a majority of the outstanding voting securities of that series, or (b) by TimesSquare upon 90 days' written notice to the Trust in the case of the Master Investment Advisory Agreement and (ii) will automatically terminate in the event of its "assignment" (as such term is defined in the 1940 Act).

Each Master Trust Agreement acknowledges CIGNA Corporation's control over the name "CIGNA". The Trust would be obliged to change its name to eliminate the word "CIGNA" (to the extent it could lawfully do so) in the event CIGNA Corporation were to withdraw its permission for use of such name. CIGNA Corporation has agreed not to withdraw such permission from the Trust or a series of the Trust so long as an affiliate of CIGNA Corporation shall be the investment adviser for such series.

UNDERWRITER

CIGNA Financial Services, Inc. ("CFS") serves as the Trust's distributor pursuant to a distribution contract, which is subject to annual approval by the Board of Trustees. CFS is an indirect, wholly-owned subsidiary of CIGNA Corporation and, along with TimesSquare, is under the control of CIGNA Corporation. CFS' address is One Commercial Plaza, Hartford, CT 06103. The distribution contract is terminable without penalty, at any time, by the Trust upon 60 days' written notice to CFS or by CFS upon 60 days' notice, to the Trust. CFS is not obligated to sell any specific amount of Trust shares. Pursuant to the distribution contract, CFS continuously offers Fund shares. CFS receives no compensation from the Funds for its services other than Rule 12b-1 compensation and sub-accounting services compensation for certain classes of shares pursuant to the Funds' Rule 12b-1 Distribution Plan and its Sub-Accounting Agreement.

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Retail Class of each Fund to pay for services provided to Retail Class shareholders. Each Retail Class will pay CIGNA Financial Services, Inc. (CFS) ..25% annually of its average daily net assets for providing shareholder services to retail class shareholders, such as receiving and processing orders, answering questions and handling correspondence from shareholders about their accounts, and similar account administrative services, and for activities intended to result in distribution of Fund shares. The plan compensates CFS regardless of CFS' actual expenses.

The principal types of shareholder service activities that providers will furnish under the plan include receiving, aggregating, and processing shareholder or beneficial owner orders; providing and maintaining retirement account and other records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administration services.

The principal types of distribution activities that providers will furnish under the plan are formulating and implementing marketing and promotional activities; printing and distributing prospectuses to prospective shareholders, and other activities primarily intended to result in the sale of shares.


The Bond Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows its Premier Class to pay CFS 0.15% annually of its average daily net assets for providing shareholder services to premier class shareholders and activities intended to result in distribution of Bond Fund shares, as described above.


The Funds anticipate that the plans will result in increased sales of Fund shares and an increase in the amount of assets in the Funds, permitting various Fund expenses (such as custodian fees, audit and legal fees, trustee fees) to be spread across a larger shareholder base and amount of assets, permitting greater economies of scale.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have do direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the Funds may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Funds or the relevant class of the Funds, as the case may be.


Under the 12b-1 plan, the Retail (and, for the Bond Fund, the Premier class) classes of the Funds incurred 12b-1 fees to CFS for the year ended December 31, 2001 as follows:

--------------------------------------------------------------
Fund                                           12b-1 Fees Paid
                                               (000 omitted)
--------------------------------------------------------------
Money Market Fund                                   $614
--------------------------------------------------------------
Core Plus Bond Fund                                   $1
--------------------------------------------------------------
Balanced fund                                         $7
--------------------------------------------------------------
Large Cap Growth Fund                                 $6
--------------------------------------------------------------
Large Cap Value Fund                                  $8
--------------------------------------------------------------
S&P 500 Index Fund                                   $35
--------------------------------------------------------------
Small Cap Growth Fund                                 $8
--------------------------------------------------------------
Small Cap Value Fund                                 $10
--------------------------------------------------------------
International Blend Fund                              $3
--------------------------------------------------------------


CUSTODIAN AND TRANSFER AGENT

The Trust's Custodian and Transfer Agent is State Street Bank and Trust Company ("State Street"), Boston, Massachusetts 02107. Under its Custodian Agreement, State Street maintains the portfolio securities of each Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolio, determines the net asset value of shares of each Fund on a daily basis and performs such other ministerial duties as are included in the Custodian Agreement and Agency Agreement, copies of which are on file with the Securities and Exchange Commission.

SUB-ACCOUNTING SERVICES

The Funds have entered into a Sub-Accounting Agreement with CFS where CFS will provide, or arrange for others to provide, sub-accounting services to Premier and Retail Class shareholders of each Fund. CFS may compensate financial institutions that are dealers of record or holders of record or that have a servicing relationship with Fund shareholders. These services include maintaining books and records for each beneficial owner of Premier and Retail Class shares, preparing and mailing summary monthly statements, generating and mailing confirmations of each purchase and sale and other customary sub-accounting services.


For providing these services, the Premier and Retail Class of each Fund pay CFS 0.20% of its average daily net assets per annum, except the Money Market, Core Plus and International Blend Funds pay 0.25%.

Under the sub-Accounting Agreement, the Funds' Premier and Retail classes paid CFS the following amounts during the year ended December 31, 2001.

--------------------------------------------------------------
Fund                                     Sub-Accounting Fees
                                         (000 omitted)
--------------------------------------------------------------
Money Market Fund                             $615
--------------------------------------------------------------
Core Plus Bond Fund                             $2
--------------------------------------------------------------
Balanced fund                                  $16
--------------------------------------------------------------
Large Cap Growth Fund                          $12
--------------------------------------------------------------
Large Cap Value Fund                           $18
--------------------------------------------------------------
S&P 500 Index Fund                             $31
--------------------------------------------------------------
Small Cap Growth Fund                          $19
--------------------------------------------------------------
Small Cap Value Fund                           $22
--------------------------------------------------------------
International Blend Fund                       $14
--------------------------------------------------------------

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP acts as independent accountant for the Trust. Its offices are at 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP representatives annually perform an audit of the financial statements and financial highlights of the Trust's series and provide accounting advice and services throughout the year. PricewaterhouseCoopers LLP reports its activities and the results of its audit to the Audit Committee of the Board of Trustees. PricewaterhouseCoopers LLP also provides certain tax advice to the Trust.


BROKERAGE ALLOCATION AND OTHER PRACTICES

With respect to Fund transactions, it is the policy of TimesSquare and the sub-advisers (the "Advisers") on behalf of their clients, including the Funds, to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and spreads, and research services, consistent with obtaining best execution.

In seeking best execution, the Advisers will select brokers/dealers on the basis of their professional capability and the value and quality of their brokerage services. Brokerage services include the ability to execute most effectively large orders without adversely affecting markets and the positioning of securities in order to effect orderly sales for clients.

The Advisers will determine, generally without limitation, the brokers/dealers through whom, and the commission rates or spreads at which, securities transactions for client accounts are executed. The Advisers may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if they determine that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the executing broker/dealer, viewed in terms of either that particular transaction or the Advisers' overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by the Advisers. Research services may include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Where a research service product has a mixed use, that is, the product may serve a number of functions certain of which are not related to the making of investment decisions, the Advisers allocates the cost of the product on a basis which they deem reasonable, according to the various uses of the product, and maintains records documenting the allocation process followed. Only that portion of the cost of the product allocable to research services is paid through credit earned from the Fund's brokerage business. Research services may be used in advising all accounts advised by the Advisers, and not all such services are necessarily used by an Adviser in connection with the specific account that paid commissions to the broker/dealer providing such services.

Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation in the form of mark up or mark down.

The Funds paid the following amounts of brokerage commissions during the last three years ended December 31:


------------------------------------------------------------------------------
(000 omitted)
------------------------------------------------------------------------------
Fund                                      1999            2000            2001
------------------------------------------------------------------------------
Core Plus Bond Fund*                      $ --             $ 0            $ --
------------------------------------------------------------------------------
Balanced Fund*                              --             $15             $19
------------------------------------------------------------------------------
Large Cap Growth Fund*                      --             $16             $17
------------------------------------------------------------------------------
Large Cap Value Fund*                       --             $26             $22
------------------------------------------------------------------------------
S&P 500 Index Fund                        $  5             $61             $ 3
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Small Cap Growth Fund*                      --             $27             $32
------------------------------------------------------------------------------
Small Cap Value Fund*                       --             $72             $33
------------------------------------------------------------------------------
International Blend Fund *                  --             $15             $ 4
------------------------------------------------------------------------------


* commenced operations in 2000


The Large Cap Growth Fund paid the following commissions to an affiliated broker dealer for the year ended December 31, 2001: $76.50

The Money Market Fund paid no brokerage commissions in 2001, 2000 or 1999.


Neither the Trust nor any Adviser presently allocates brokerage commissions to, or place orders for portfolio transactions with, either directly or indirectly, brokers or dealers based on their sales of Fund shares. Except as noted, neither the Trust nor TimesSquare utilizes an affiliated broker or dealer in effecting Fund portfolio transactions and does not recapture commissions paid in such transactions.

CAPITAL STOCK

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each.

The Institutional, Premier and Retail classes of the Funds represent interests in each Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses and exchange privileges, and the Premier and Retail classes have exclusive voting rights on matters relating to their record keeping arrangements and distribution plans.

Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Master Trust Agreement disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shares of each Fund will entitle their holders to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of any other series of the Trust. On any matter submitted to a vote of shareholders of the Trust, all shares of the Trust then issued and outstanding shall be voted in the aggregate. However, on matters affecting an individual series or class of shares, a separate vote of shareholders of that series or class would be required. Shareholders of a series or class would not be entitled to vote on any matter which does not affect that series or class but which would require a separate vote of another series or class.

When issued, shares of the Funds are fully paid and nonassessable, and have no preemptive or subscription rights. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees of the Trust and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any Trustees.

PURCHASE, REDEMPTION AND PRICING OF SECURITIES

Shares of the Funds are sold on a continuous basis without any initial sales charge at the Fund's net asset value per share.

Retirement and Savings Plan Participants. The Funds may be available as an investment option in employer-sponsored or other type of retirement or savings plans. All orders to purchase shares must be made through and in accordance with procedures established by the participant's employer or plan administrator. The plan administrator can provide participants with detailed information on how to participate in the plan and how to select a Fund as an investment option.

Brokerage Account Purchases. All investors other than affiliates of CIGNA Corporation or employer sponsored or other type of retirement or savings plan participants or institutional investors eligible to invest in the Institutional Class or Premier Class must purchase shares through CFS, the Fund's underwriter, or a dealer who has entered into a dealer agreement with CFS. Orders placed through a brokerage representative are priced as of the close of business on the day the order is received by CFS or the transfer agent, provided the order is received by 4:00 p.m. Eastern Time. Brokerage representatives are responsible for the prompt transmission of purchase and redemption orders placed through them by shareholders.

Institutional investors eligible to purchase Institutional Class or Premier Class shares must place orders through CIGNA Funds shareholder services.

The Funds reserve the right to revise their redemption procedures on 30-days' notice. The Funds may suspend redemptions or postpone the date of payment during any period when: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or trading on such Exchange is restricted; (b) the Securities and Exchange Commission has by order permitted such suspension for the protection of the Fund's shareholders; or (c) an emergency exists as determined by the Securities and Exchange Commission making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

Pricing. Each Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the fund. Net assets are the excess of a Fund's assets over its liabilities.


The investments of the Money Market Fund are valued at amortized cost. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates or other factors on the market value of the instrument. The amortized cost method may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

The valuation of the investments of the Money Market Fund at amortized cost is permitted by the Securities and Exchange Commission, and the Fund is required to adhere to certain conditions so long as they use this valuation method. The Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will purchase only instruments having remaining maturities of 397 days or less (except as permitted under Rule 2a-7 of the 1940 Act with respect to variable and floating rate instruments) and will invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has also established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures include a review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value, calculated by using readily available market quotations, deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using readily available market quotations in which case, the net asset value could possibly be greater or less than $1.00 per share.

TAX MATTERS

All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

The series of shares of the Trust is treated as a separate association taxable as a corporation.

Each Fund intends to qualify and elect to be treated under the Internal Revenue Code of 1986 (the Code), as amended, as a regulated investment company (RIC) for each taxable year. As of the date hereof, each Fund must, among other things meet the following requirements: A. each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. each Fund must diversify its holdings so that, at the end of each fiscal quarter: i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

Each Fund intends to satisfy requirements under the Code relating to the distribution of its net income so that, in general, the Fund will not be subject to Federal income tax (FIT) on its investment company taxable income and net capital gains designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains.

Each Fund is subject to a nondeductible 4% excise tax if it does not meet certain distribution requirements under the Code. To avoid this excise tax, during each calendar year, a Fund must distribute: 1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, 2) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year, and 3) all ordinary income and capital gains from previous years that were not distributed during such years.

Dividends declared to shareholders of record on a date in October, November or December will be taxable to shareholders in the year declared as long as the Fund pays the dividends no later than January of the following year.

Section 1092 of the Code affects the taxation of certain transactions involving futures or options contracts. If a futures or options contract is part of a "straddle" (which could include another futures or options contract or underlying stock or securities), as defined in Section 1092 of the Code, then, generally, losses are deferred first, to the extent that the modified "wash sale" rules of the Section 1092 regulations apply, and second to the extent of unrecognized gains on offsetting positions. Further, a fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Sections 1092 and 246 of the Code and the Regulations thereunder also suspend the holding periods for straddle positions with possible adverse effects regarding long-term capital gain treatment and the corporate dividends-received deduction. In certain cases, the "wash sale" rules of Section 1091 of the Code may operate to defer deductions for losses.

Section 1256 of the Code generally requires that certain futures and options be "marked-to-market" at the end of each year for FIT purposes. Section 1256 further characterizes 60% of any gain or loss with respect to such futures and options as long-term capital gain or loss and 40% as short-term capital gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

Upon a sale or redemption of Fund shares, a shareholder who is not a dealer in securities will realize gain or loss which will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, if a shareholder disposes of shares held for six months or less, any loss realized will be characterized as long-term capital loss to the extent of any capital gain dividends made to such shareholder prior to such disposition. In addition, shareholders need to consider the general wash sale rule which may impact shareholders who sell their shares at a loss and purchase shares within a sixty-one day time frame.

PERFORMANCE INFORMATION

Total return figures for the Funds are neither fixed nor guaranteed, and a Fund's principal is not insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. Each Fund may provide performance information in reports, sales literature and advertisements. Each Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. The following is a list of such publications or media entities:

Advertising Age              Financial Times            Kiplinger
Barron's                     Financial Weekly           Money
Barron's/Nelson's            Financial World            Mutual Fund Forecaster
Best's Review                Forbes                     Nation's Business
Broker World                 Fortune                    New York Times
Business Week                Global Investor            Pension World
Changing Times               Hartford Courant           Pensions & Investments
Christian Science Monitor    Institutional Investor     Personal Investor
Consumer Reports             Insurance Forum            Philadelphia Inquirer
Economist                    Insurance Weekly           The Times (London)
Equity International         International Business     USA Today
FACS of the Week               Week                     U.S. News & World Report
Far Eastern                  Investing                  Wall Street Journal
Economic Review              Investor's Chronicle       Washington Post
Financial Adviser            Investor's Daily           CNN
Financial Planning           Journal of the American    CNBC
Financial Product News         Society of CLu & ChFC    PBS
Financial Services Week

Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

   Bank Rate Monitor
   Lipper Analytical Services                    Stanger Report
   CDA Investment Technologies, Inc.             Weisenberger
   Frank Russell Co.                             Micropal, Ltd.
   InterSec Research                             Donoghues
   Mutual Fund Values (Morningstar)

Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

   Standard & Poor's 400 Index
   Standard & Poor's 500 Stock Index             Bond Buyer Index
   Dow Jones Industrial Average                  NASDAQ
   EAFE Index                                    COFI
   Consumer Price Index                          First Boston High Yield Index
   Lehman Bond Indices

Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

   10 year Treasuries
   30 year Treasuries
   90 day Treasury Bills

Advertising for a Fund may from time to time include discussions of general economic conditions and interest rates, and may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose the largest holdings in the Fund's portfolio.

From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, inflation.

Although performance data may be useful to prospective investors in comparing with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Fund.

Total Return Quotations

The standard formula for calculating total return, as described in the prospectus, is as follows:
                                      n
                                P(1+T)  = ERV

Where  P     =   A hypothetical initial payment of $1,000.
       T     =   average annual total return.
       n     =   number of years.
       ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).

Cumulative total return across a stated period may be calculated as follows:

                                P(1+V) = ERV

Where  P     =   A hypothetical initial payment of $1,000.
       V     =   cumulative total return.
       ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


The average annual total returns for each of the Funds (institutional, premier and retail classes), for the 1, 5 and 10 year periods (or since inception, if shorter) ended December 31, 2001, were as follows:

-------------------------------------------------------------------------------------------------------
                                              Periods ended December 31, 2001       Institutional Class
                                         ---------------------------------------    -------------------
                                         1 Year         5 Years         10 Years      Since Inception
-------------------------------------------------------------------------------------------------------
Money Market Fund                          3.81%          5.14%           4.50%             6.33%
-------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                        8.80%           --              --               9.36%
-------------------------------------------------------------------------------------------------------
Balanced Fund*                            -1.67%           --              --               0.99%
-------------------------------------------------------------------------------------------------------
Large Cap Growth Fund*                   -14.68%           --              --             -14.09%
-------------------------------------------------------------------------------------------------------
Large Cap Value Fund*                     -4.21%           --              --               4.64%
-------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                       -12.08%           --              --               7.09%
-------------------------------------------------------------------------------------------------------
Small Cap Growth Fund*                    -9.09%           --              --               0.70%
-------------------------------------------------------------------------------------------------------
Small Cap Value Fund*                     21.78%           --              --              26.23%
-------------------------------------------------------------------------------------------------------
International Blend Fund*                -19.85%           --              --             -12.59%
-------------------------------------------------------------------------------------------------------


* commenced operations in 2000.


-------------------------------------------------------------------------------------------------------
                                              Periods ended December 31, 2001          Premier Class
                                         ---------------------------------------      ---------------
                                         1 Year         5 Years         10 Years      Since Inception
-------------------------------------------------------------------------------------------------------
Money Market Fund*                        3.55%            --              --               4.69%
-------------------------------------------------------------------------------------------------------
Core Plus Bond Fund*                      8.36%            --              --               9.42%
-------------------------------------------------------------------------------------------------------
Balanced Fund*                           -1.78%            --              --               0.80%
-------------------------------------------------------------------------------------------------------
Large Cap Growth Fund*                  -14.93%            --              --             -14.27%
-------------------------------------------------------------------------------------------------------
Large Cap Value Fund*                    -4.39%            --              --               4.42%
-------------------------------------------------------------------------------------------------------
S&P 500 Index Fund*                     -12.20%            --              --             -10.22%
-------------------------------------------------------------------------------------------------------
Small Cap Growth Fund*                   -9.20%            --              --               0.53%
-------------------------------------------------------------------------------------------------------
Small Cap Value Fund*                    21.53%            --              --              25.96%
-------------------------------------------------------------------------------------------------------
International Blend Fund *              -19.98%            --              --             -12.78%
-------------------------------------------------------------------------------------------------------


* commenced operations in 2000.


-------------------------------------------------------------------------------------------------------
                                              Periods ended December 31, 2000          Retail Class
                                         ---------------------------------------      ---------------
                                         1 Year         5 Years         10 Years      Since Inception
-------------------------------------------------------------------------------------------------------
Money Market Fund**                       3.29%            --              --               4.44%
-------------------------------------------------------------------------------------------------------
Core Plus Bond Fund*                      8.20%            --              --               9.26%
-------------------------------------------------------------------------------------------------------
Balanced fund*                           -2.14%            --              --               0.54%
-------------------------------------------------------------------------------------------------------
Large Cap Growth Fund*                  -15.19%            --              --             -14.51%
-------------------------------------------------------------------------------------------------------
Large Cap Value Fund*                    -4.61%            --              --               4.17%
-------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                      -12.41%            --              --             -10.48%
-------------------------------------------------------------------------------------------------------
Small Cap Growth Fund*                   -9.40%            --              --               0.29%
-------------------------------------------------------------------------------------------------------
Small Cap Value Fund*                    21.28%            --              --              25.65%
-------------------------------------------------------------------------------------------------------
International Blend Fund*               -20.29%            --              --              13.08%
-------------------------------------------------------------------------------------------------------

*  commenced operations in 2000.
** commenced operations in 1999.


Over time, the S&P 500 Index Fund expects the correlation between the performance of the Fund and the S&P 500 Index to be 0.95 or higher. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gain distributions, increases or decreases in exact proportion to changes in the index. Because the Fund incurs operating expenses, as opposed to the index, a perfect correlation of 1.00 is unlikely to be achieved. The S&P 500 Index Fund re-balances to the S&P 500 Index no less frequently than quarterly, and as companies are added to or removed from the index.


Yield Quotations


The standard formula for calculating yield for each Fund except the Money Market Fund, as described in the Prospectus, is as follows:


                                                     6
                        YIELD = 2[((a-b)/(c x d) + 1) -1]
Where:

a     = dividends and interest earned during a stated 30-day period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

b     = expenses accrued during period (net of reimbursements).

c     = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d     = the maximum offering price per share on the last day of the period.


The standard formula for calculating annualized yield for the Money Market Fund, as described in the Prospectus, is as follows:


                                Y = V  - V  x 365
                                     1    o
                                    -------   ---
                                       V        7
                                        o

Where       Y     =    7 day annualized yield.
            V     =    the value of a hypothetical pre-existing account in the
             o         Fund having a balance of one share at the beginning of
                       a stated seven-day period.
            V     =    the value of such an account at the end of the stated
             1         period.
       V  - V     =    base period return.
        1    o
       -------
          V
           o


The annualized yield for the CIGNA Money Market Fund for the 7 days ended December 31, 2001 was 1.65% (institutional class), 1.40% (premier class) and 1.15% (retail class).

The standard formula for calculating effective annualized yield for the Money Market Fund, as described in the Prospectus, is as follows:


                                         365/7
                              EY = [(Y+1)     ] - 1

Where      EY     =    effective annualized yield.
            Y     =    base period return.

The effective annualized yield for the Money Market Fund for the 7 days ended December 31, 2001 was 1.66% (institutional class), 1.41% (premier class) and 1.16% (retail class).

For the purpose of the annualized yield and effective annualized yield, the net change in the value of the hypothetical Money Market Fund account reflects the value of additional shares purchased with dividends from the original shares and any such additional shares, and all fees charged (if any), other than non-recurring account charges, to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation.


REDEMPTIONS PAID IN CASH

Pursuant to Rule 18f-1 under the Investment Company Act of 1940, as amended, each Fund has committed to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. This election is irrevocable while such Rule is in effect unless the Securities and Exchange Commission by order upon application permits the withdrawal of the Fund's notification of election. Redemptions by any one shareholder during any 90 day period in excess of $250,000 or 1% of the net assets of the Fund may be made in readily marketable securities.

FINANCIAL STATEMENTS


The financial statements for CIGNA Funds Group for the year ended December 31, 2001, as contained in the Annual Reports to Shareholders, are hereby incorporated by reference into this Statement of Additional Information. The financial statements for the year ended December 31, 2001 have been examined by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon also are incorporated herein by reference.

                     APPENDIX - DESCRIPTION OF BOND RATINGS

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Corporation

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment is EXTREMELY STRONG.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB: An obligation rated BBB exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: An obligation rated BB is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is MORE VULNERABLE to nonpayment than obligations rated BB but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is CURRENTLY HIGHLY VULNERABLE to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

MUNICIPAL BOND RATINGS - U.S. TAX-EXEMPT MUNICIPALS

Moody's Investors Service, Inc.

There are nine basic rating categories for long-term obligations. They range from Aaa (highest quality) to C (lowest quality). Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from As to Caa. The Modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category. Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable united States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g. # Aaa.

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often defaulted or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con.(...) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by: (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                             REGISTRATION STATEMENT
                                       on
                                    FORM N-1A

                            PART C: OTHER INFORMATION

Item 23. Exhibits.
-----------------

     a. Second Amended and Restated Master Trust Agreement of Registrant dated July 28, 1998, incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement filed electronically October 2, 1998.

     a. (i) Amendment No. 1 to Second Amended and Restated Master Trust Agreement of Registrant dated October 29, 1999, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     a. (ii) Amendment No. 2 to Second Amended and Restated Master Trust Agreement of Registrant dated as of April 24, 2000, incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement filed electronically February 28, 2001.


*    a. (iii)  Amendment No. 3 to Second Amended and Restated Master Trust
               Agreement of Registrant dated September 24, 2001.

*    a. (iv)   Amendment No. 4 to Second Amended and Restated Master Trust
               Agreement of Registrant dated October 22, 2001.


     b. The Amended and Restated By-Laws of Registrant dated April 29, 1997, incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement filed electronically April 30, 1997.


*    b. (i)    Amendment No. 1 to Amended and Restated By-Laws of Registrant
               dated July 24, 2001.

     c. Relative to the rights of shareholders, Article IV and Article V of Registrant's Second Amended and Restated Master Trust Agreement dated July 28, 1998 as hereinbefore incorporated by reference as Exhibits a, a(i) and a(ii) and filed as Exhibits a(iii) and a(iv).

     c. (i) Relative to the rights of shareholders, Article 9 of the Amended and Restated By-Laws, as amended, of Registrant dated April 29, 1997 as hereinbefore incorporated by reference as Exhibit b and filed as Exhibit b(i).


     d. The First Amended and Restated Master Investment Advisory Agreement dated as of April 30, 1996 between CIGNA Funds Group and TimesSquare Capital Management, Inc. (f/k/a CIGNA Investments, Inc.), incorporated by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.

     d. (i) Side Letter to the First Amended and Restated Master Investment Advisory Agreement dated January 3, 2000 between CIGNA Funds Group and TimesSquare Capital Management, Inc. (f/k/a CIGNA Investments, Inc.), incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     d. (ii) The Investment Sub-Advisory Agreement for CIGNA Funds Group Foreign Stock Fund (n/k/a International Blend/Bank of Ireland
               Fund) dated December 29, 1999 between TimesSquare Capital Management, Inc. (f/k/a CIGNA Investments, Inc.) and Bank of Ireland Asset Management (U.S.) Limited, incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed electronically April 28, 2000.

     d. (iii) The Investment Sub-Advisory Agreement for CIGNA Funds Group Small Company Stock Value Fund (n/k/a Small Cap Value/Berger(R)Fund) dated December 7, 1999 between TimesSquare Capital Management, Inc. (f/k/a CIGNA Investments, Inc.) and Berger LLC (n/k/a Berger Financial Group LLC), incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     d. (iv) The Investment Sub-Advisory Agreement for CIGNA Funds Group Small Company Stock Value Fund dated December 7, 1999 between Berger LLC (n/k/a Berger Financial Group LLC) and Perkins, Wolf, McDonell & Company, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     d. (v) The Investment Sub-Advisory Agreement for CIGNA Funds Group Large Company Stock Value Fund (n/k/a Large Cap Value/John A. Levin & Co. Fund ) dated November 10, 1999 between TimesSquare Capital Management, Inc. (f/k/a CIGNA Investments, Inc.) and John A. Levin & Co., Inc., incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     d. (vi) The Investment Sub-Advisory Agreement for CIGNA Funds Group Large Company Stock Growth Fund (n/k/a Large Cap Growth/Morgan Stanley
               Fund) dated January 17, 2000 between TimesSquare Capital Management, Inc. (f/k/a CIGNA Investments, Inc.) and Morgan Stanley Dean Witter Investment Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed electronically April 28, 2000.

*    d. (vii)  The Investment Sub-Advisory Agreement for CIGNA Funds Group
               Balanced Fund (sub-advised by Wellington Management) dated October 1, 2001 between TimesSquare Capital Management, Inc. (f/k/a CIGNA Investments, Inc.) and Wellington Management Company, llp.

     e. The Distribution Agreement dated as of December 1, 1997 between CIGNA Funds Group and CIGNA Financial Services, Inc., incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.


     f.        None.

     g. The Custodian Contract dated as of October 15, 1987 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement filed electronically January 19, 1999.


     g. (i) Amendment to the Custodian Contract made as of February 28, 2001 between CIGNA Funds Group and State Street Bank and Trust Company, incorporated by reference to Post-Effective amendment No. 68 to Registration Statement filed electronically April 27, 2001.


     g. (ii) The Custodian Fee Schedule Effective January 1, 2000 relative to the Custodian Contract hereinbefore filed as Exhibit g, incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement filed electronically February 28, 2001.

     g. (iii) Side Letter to the Custodian Contract between CIGNA Funds Group and State Street Bank and Trust Company dated as of April 30, 1996, incorporated by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.

     g. (iv) Side Letter to the Custodian Contract between CIGNA Funds Group and State Street Bank and Trust Company dated as of January 3, 2000, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     g. (v) The Price Source Authorization Agreement pursuant to the Custodian Contract among State Street Bank and Trust Company and CIGNA Funds, incorporated by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement filed electronically April 30, 1999.

     g. (vi) Data Access Services Addendum to Custodian Agreement between State Street Bank and Trust Company and CIGNA Funds, dated as of August 18, 1997, incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed electronically April 28, 2000.


*    g. (vii)  Remote Access Services Addendum to Custodian Agreement between
               State Street Bank and Trust Company and Registrant dated May 25, 2001.


     h. The Transfer Agency and Service Agreement dated as of July 30, 1985 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.

     h. (i) The Transfer Agent Operations Fee Schedule For CIGNA Money Market Fund (n/k/a Money Market Fund) Effective January 1, 1999 relative to the Transfer Agency and Service Agreement hereinbefore incorporated by reference as Exhibit h, incorporated by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement filed electronically January 19, 1999.

     h. (ii) Side Letter to the Transfer Agency and Service Agreement between CIGNA Funds Group and State Street Bank and Trust Company dated as of April 30, 1996, incorporated by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.

     h. (iii) Side Letter to the Transfer Agency and Service Agreement between CIGNA Funds Group and State Street Bank and Trust Company dated as of January 3, 2000, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     h. (iv) The Agreement For Use Of The Term "CIGNA" dated April 30, 1985 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) and CIGNA Corporation, incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.

     h. (v) Form of Trustees' Deferred Fee Agreement, incorporated by reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed electronically April 15, 1996.

     h. (vi) Shareholder Services Agreement of the Premier Class-Fixed Income and the Retail Class of CIGNA Funds Group between CIGNA Funds Group and CIGNA Financial Services, Inc. made as of January 3, 2000, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.


     h. (vii) Sub-Accounting Services Agreement for the Premier Class and the Retail Class of CIGNA Funds Group made as of January 3, 2000, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

*    h. (viii) Amendment to Sub-Accounting Services Agreement for the Premier
               Class and Retail Class of CIGNA Funds Group dated March 1, 2001 to be effective January 3, 2000.


*    h. (ix)   Power of Attorney.

*    i.        Consent of Counsel.

*    j.        Consent of PricewaterhouseCoopers LLP.

     k.        None.

     l.        None.

     m. Rule 12b-1 Plan of CIGNA Funds Group dated as of January 3, 2000, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     m. (i) Rule 12b-1 Plan of CIGNA Money Market Fund (A Series of CIGNA Funds Group) dated as of October 27, 1998, incorporated by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed electronically December 2, 1998.


     m. (ii) Amendment No. 1 to Rule 12b-1 Plan for the Retail Class of Money Market Fund (A Series of CIGNA Funds Group) dated as of January 3, 2000, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.


     n. Multi Class Plan Pursuant to Rule 18f-3 for CIGNA Funds Group dated as of the 3rd day of January, 2000, incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed electronically December 23, 1999.

     p. Business Ethics For CIGNA Retirement & Investment Services Associates of: TimesSquare Capital Management, Inc., CIGNA Investments, Inc., Global Portfolio Strategies, Inc., CIGNA International Investment Advisors, Ltd., CIGNA International Investment Advisors, KK, CIGNA Leverage Capital Fund, Inc., CIGNA Funding Limited Partnership and CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and CIGNA Investment Securities, Inc., dated December 2000, incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement filed electronically February 28, 2001.

     p. (i) Code of Ethics of CIGNA Financial Services, Inc., Principal Underwriter, dated July 14, 2000, incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement filed electronically February 28, 2001.

     p. (ii) Code of Ethics of CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) made as of February, 1988, incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed electronically April 28, 2000.

     p. (iii) Bank of Ireland Asset Management (U.S.) Limited Code of Conduct, dated January 1, 2000, incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed electronically April 28, 2000.

     p. (iv) Code of Ethics and Statement of Policies Adopted by Berger LLC (Last Revised April 18, 2000), incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed electronically April 28, 2000.


     p. (v) John A. Levin & Co., Inc. Code of Ethics dated December, 1999, incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed electronically April 28, 2000.

     p. (vi) Morgan Stanley Dean Witter Asset Management Code of Ethics, effective January 29, 2001, incorporated by reference to Post-Effective Amendment No. 68 filed electronically April 27, 2001.

     p. (vii) Code of Ethics of Perkins, Wolf, McDonnell & Company As Investment Adviser To the Berger Accounts, Effective April 28, 2000, incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement filed electronically February 28, 2001.

*    p. (viii) Wellington Management Company, llp, Wellington Trust Company, NA,
               Wellington Management International, llp, Wellington International Management Company Pte Ltd. Code of Ethics dated March 1, 2000.


Item 24. Persons Controlled by or Under Common Control with the Fund.
--------------------------------------------------------------------

No person is directly or indirectly controlled by or under common control with CIGNA Funds Group.



Item 25. Indemnification.
------------------------


The Second Amended and Restated Master Trust Agreement, as amended, dated July 28, 1998 (the "Master Trust Agreement"), provides, among other things, for the indemnification out of Registrant's assets (or the assets of a series of Registrant where applicable) of the Trustees and officers of Registrant against all liabilities incurred by them in such capacity, except for liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Trustees may consult counsel or other experts concerning the meaning and operation of the Master Trust Agreement, and may rely upon the books and records of Registrant. Trustees are not liable for errors of judgment, mistakes of fact or law, or for the negligence of other Trustees or Registrant's officers or agents.


Trustees are not required to give a bond or other security for the performance of their duties. Payments in compromise of any action brought against a Trustee or officer may be paid by Registrant if approved by either a majority of disinterested Trustees or by independent legal counsel. The right of indemnification under the Master Trust Agreement is not exclusive of any other rights to which the Trustees or officers may be entitled.

The Master Trust Agreement also provides that shareholders shall be indemnified and held harmless by the applicable series of Registrant with respect to actions brought against them in their capacity as shareholders. Also, the Master Trust Agreement provides that creditors of a series of Registrant may look only to the assets of that series for payment; and neither shareholders nor Trustees shall be personally liable therefor. All instruments executed on behalf of Registrant are required to contain a statement to the effect of the foregoing.

TimesSquare Capital Management, Inc. ("TimesSquare"), Registrant and other investment companies managed by TimesSquare, their officers, trustees, directors and employees (the "Insured Parties") are insured under an Investment Management Errors and Omissions Insurance Policy in the amount of $10,000,000 offered by Lloyd's Insurance Company, an affiliate of Lloyd's of London, on a joint policy basis with TimesSquare.

In addition, Registrant and other investment companies managed by TimesSquare are insured under a Lloyd's Insurance Company Investment Company Blanket Bond with a stated maximum coverage of $10,000,000. Premiums and policy benefits are allocated among participating companies pursuant to Rule 17g-1(d) under the Investment Company Act of 1940, as amended.

Item 26.  Business and Other Connections of the Investment Adviser.
------------------------------------------------------------------


As of the date hereof, TimesSquare serves as investment adviser to CIGNA Funds Group, to CIGNA Variable Products Group and their series of shares and to CIGNA High Income Shares (CIGNA Funds Group, CIGNA High Income Shares and CIGNA Variable Products Group, collectively known as the "Trusts") and to CIGNA Investment Securities, Inc. ("CIS"), all of which (except for CIS and CIGNA High Income Shares) are open-end investment companies, and to certain other clients,




-----------------------
*Filed Herewith
some of which are affiliated with CIGNA Corporation. TimesSquare is an investment adviser registered under the Investment Advisers Act of 1940, as amended. For additional information regarding the business of TimesSquare, see
Part I of its most recent Form ADV (File No. 801-18094) electronically filed with the Securities and Exchange Commission ("SEC") via the Investment Adviser Registration Depository (the "IARD"). You may access this file via the SEC's Investment Adviser Public Disclosure web site at www.adviserinfo.sec.gov . The principal address of each of the foregoing companies is as follows:

TimesSquare - Four Times Square, New York, NY 10036 and 280 Trumbull Street, Hartford, Connecticut 06103

The Trusts and each of their series of shares - 100 Front Street, Suite 300, Worcester, Massachusetts 01608


CIS - Two Liberty Place, 1601 Chestnut Street, Philadelphia, Pennsylvania 19192

Substantial business and other connections of the Directors and officers during the past two fiscal years follow:


Names of Officers and Directors              Positions with the Adviser and
   of the Investment Adviser                 Other Substantial Business Connections
-------------------------------              --------------------------------------
John Y. Kim                                  Director and Chairman of the Board, TimesSquare; President, CIGNA
                                             Retirement & Investment Services, a division of CIGNA Corporation*;
                                             Director, CIGNA Investments, Inc.*; Director, CIGNA Financial Services,
                                             Inc.* and Global Portfolio Strategies, Inc.*; Director and Senior Vice
                                             President, Connecticut General Life Insurance Company***; previously
                                             President and CEO, BondBook, LLC, NY, NY; President, CIO and CEO, Aeltus
                                             Investment Management, Inc./ING Mutual.

Farhan Sharaff                               Director and President, TimesSquare and CIGNA Investment Group, Inc.*;
                                             President, CIGNA Investments, Inc.*, Director and Managing Director, CIGNA
                                             International Investment Advisors, Ltd.**; Chief Investment Officer, CIGNA
                                             Retirement & Investment Services, a division of CIGNA Corporation*;
                                             Director, CIGNA Financial Futures, Inc.*; Trustee, CIGNA High Income
                                             Shares, CIGNA Institutional Funds Group, CIGNA Investment Securities, Inc.
                                             and CIGNA Variable Products Group; Director, Chairman of the Investment
                                             Committee and Senior Vice President, Connecticut General Life Insurance
                                             Company***; previously Global Chief Investment Officer, Zurich Schudder
                                             Investments, Ltd., NY, NY; CIO-Head of Investment Product Private Banking
                                             Group, Citibank, N.A., NY, NY.

Daniel H. Sigg                               Director, Managing Director, Chief Operating Officer, TimesSquare; Managing
                                             Director, Business Operations, CIGNA Retirement & Investment Services, a
                                             division of CIGNA Corporation*; Director, President and Managing Director,
                                             CIGNA International Investment Advisors, Ltd.**; Vice President,
                                             Connecticut General Life Insurance Company***; previously Senior Managing
                                             Director and Global Head of Institutional Asset Management, Union Bank of
                                             Switzerland.

Jean H. Walker                               Director and Senior Vice President-Finance, TimesSquare; Chief Financial
                                             Officer, CIGNA Retirement & Investment Services, a division of CIGNA
                                             Corporation***; Director, CIGNA International Investment Advisors, Ltd.**,
                                             CIGNA Investment Group, Inc.*, CIGNA Financial Services, Inc.*, CIGNA
                                             Financial Futures, Inc.* and Global Portfolio Strategies, Inc.*; Senior
                                             Vice President - Finance and Senior Vice President, CIGNA Investments,
                                             Inc.*; Director, Senior Vice President, Member of Investment Committee and
                                             Actuary, Connecticut General Life Insurance Company***; previously Chief
                                             Financial Officer, Group Insurance division, CIGNA Corporation*; Vice
                                             President Connecticut General Life Insurance Company.***

Grant R. Babyak                              Managing Director, TimesSquare; Vice President, Connecticut General Life
                                             Insurance Company.***

Michael J. Bacevich                          Managing Director, TimesSquare and CIGNA Investments, Inc.*

Kevin D. Barry                               Managing Director, TimesSquare.

Yvette C. Bockstein                          Managing Director, TimesSquare; Vice President, Connecticut General Life
                                             Insurance Company.***

Ronald M. Bringewatt                         Managing Director, TimesSquare.

William C. Carlson                           Managing Director, TimesSquare and CIGNA Investments, Inc.*; Vice
                                             President, Connecticut General Life Insurance Company.***

Mary Louise Casey                            Managing Director, TimesSquare; Director and Managing Director, CIGNA
                                             Investments, Inc.*; Director, Global Portfolio Strategies, Inc.*; Vice
                                             President-Derivatives and Vice President, Connecticut General Life
                                             Insurance Company***; previously Senior Managing Director, TimesSquare and
                                             CIGNA Investments, Inc.*

Robert F. DeLucia                            Managing Director, TimesSquare and CIGNA Investments, Inc.*; Director,
                                             Global Portfolio Strategies, Inc.*

Ira Edelblum                                 Managing Director, TimesSquare; Vice President, CIGNA Financial Futures,
                                             Inc.* and Connecticut General Life Insurance Company.***

Robert Fair                                  Managing Director, TimesSquare and CIGNA Investments, Inc.*; Vice
                                             President, Connecticut General Life Insurance Company.***

Richard H. Forde                             Managing Director, TimesSquare and CIGNA Investments, Inc.*; Member of
                                             Investment Committee, Director and Managing Director, CIGNA International
                                             Investment Advisors, Ltd.**; Director, President and Vice President, Global
                                             Portfolio Strategies, Inc.*; Chairman of the Board, President and Trustee
                                             CIGNA Funds Group, CIGNA High Income Shares and CIGNA Investment
                                             Securities, Inc.; President, CIGNA Variable Products Group; previously
                                             Senior Managing Director, TimesSquare and CIGNA Investments, Inc.*;
                                             President, CIGNA International Investment Advisors, Ltd.**

Keith A. Gollenberg                          Managing Director, TimesSquare and CIGNA Investments, Inc.*; Assistant Vice
                                             President, Connecticut General Life Insurance Company.***

Robert W. Justich                            Managing Director, TimesSquare; Vice President, Connecticut General Life
                                             Insurance Company.***

Timothy J. Lord                              Managing Director, TimesSquare; Vice President, CIGNA Financial Futures,
                                             Inc.*

Patrick J. McNelis                           Managing Director, TimesSquare; Vice President, Connecticut General Life
                                             Insurance Company.***

Anthony J. Pierson                           Managing Director, TimesSquare and CIGNA Investments, Inc.*; Vice
                                             President, Global Portfolio Strategies, Inc.*

Frank Sataline, Jr.                          Managing Director, TimesSquare and CIGNA Investments, Inc.*; Vice
                                             President, Connecticut General Life Insurance Company.***

John A. Shaw                                 Managing Director, TimesSquare and CIGNA Investments, Inc.*, Vice
                                             President, Connecticut General Life Insurance Company.***

William A. Taylor                            Managing Director, TimesSquare and CIGNA Investments, Inc.*

Victor J. Visockis, Jr.                      Managing Director, TimesSquare and CIGNA Investments, Inc.*

Henry C. Wagner, III                         Managing Director, TimesSquare and CIGNA Investments, Inc.*; President,
                                             CIGNA Financial Futures, Inc.*

Philip J. Ward                               Managing Director, TimesSquare; Director and Managing Director, CIGNA
                                             Investments, Inc.*; Vice President, Connecticut General Life Insurance
                                             Company***; previously Senior Managing Director, TimesSquare and CIGNA
                                             Investments, Inc.*

Deborah B. Wiacek                            Managing Director, TimesSquare and CIGNA Investments, Inc.*; previously
                                             Vice President, TimesSquare.

Jean M. Anderson                             Senior Vice President, TimesSquare; Vice President, CIGNA Investments,
                                             Inc.*; previously Vice President, TimesSquare.

James S. Bungerz                             Senior Vice President, TimesSquare.

Richard H. Chase                             Senior Vice President, TimesSquare; Managing Director, CIGNA Investments,
                                             Inc.*; previously Managing Director, TimesSquare.

John G. Eisele                               Senior Vice President, TimesSquare; Managing Director, CIGNA Investments,
                                             Inc.*; previously Managing Director, TimesSquare.

Ivy B. Freedman                              Senior Vice President, TimesSquare; Vice President, CIGNA Investments,
                                             Inc.*; previously Vice President, TimesSquare.

Helen K. Frye                                Senior Vice President, TimesSquare; Vice President, Connecticut General
                                             Life Insurance Company.***

William J. Grady                             Senior Vice President, TimesSquare; Managing Director, CIGNA Investments,
                                             Inc.*; previously Managing Director, TimesSquare.

George Varga                                 Senior Vice President, TimesSquare; Managing Director, CIGNA Investments,
                                             Inc.*; previously Managing Director, TimesSquare.

Thomas P. Au                                 Vice President, TimesSquare and CIGNA Investments, Inc.*

Maryanne P. dePreaux                         Vice President, TimesSquare and CIGNA Investments, Inc.*

Kim L. DiPietro                              Vice President, TimesSquare and CIGNA Investments, Inc.*

Celia R. Dondes                              Vice President, TimesSquare and CIGNA Investments, Inc.*

Kenneth C. Duca                              Vice President, TimesSquare.

Weidong Huang                                Vice President, TimesSquare.

John Hurley                                  Vice President, TimesSquare and CIGNA Investments, Inc.*

Margaret Keeley                              Vice President, TimesSquare.

Paul T. Martin                               Vice President, TimesSquare and CIGNA Investments, Inc.*

Karen A. Nista                               Vice President, TimesSquare and CIGNA Investments, Inc.*

Pamela S. Peck                               Vice President, TimesSquare and CIGNA Investments, Inc.*

Thomas J. Podgorski                          Vice President, TimesSquare and CIGNA Investments, Inc.*

Timothy F. Roberts                           Vice President and Compliance Officer, TimesSquare and CIGNA Investments,
                                             Inc.*; Vice President, International Finance/Global Compliance, CIGNA
                                             Retirement & Investment Services, a division of CIGNA Corporation*; Vice
                                             President - Finance and Chief Compliance Officer, CIGNA International
                                             Investment Advisors, Ltd.**; Director and Compliance Officer, Global
                                             Portfolio Strategies, Inc.*

Stephen C. Stachelek                         Vice President, TimesSquare; Vice President and Treasurer, CIGNA Investment
                                             Group, Inc.*; Vice President, Connecticut General Life Insurance
                                             Company***; previously Treasurer, Connecticut General Life Insurance
                                             Company***; Treasurer, CIGNA Financial Futures, Inc.*

Carlton C. Taylor                            Vice President, TimesSquare and CIGNA Investments, Inc.*

William S. Woodsome                          Vice President, TimesSquare and CIGNA Investments, Inc.*

Alfred A. Bingham III                        Assistant Vice President, TimesSquare; Vice President and Treasurer, the
                                             Trusts and CIGNA Investment Securities, Inc.

Susan L. Cooper                              Secretary, TimesSquare, CIGNA Investments, Inc.*, CIGNA International
                                             Investment Advisors, Ltd.**, CIGNA Investment Group, Inc.*, CG Trust
                                             Company*, Global Portfolio Strategies, Inc.*, CIGNA Financial Services,
                                             Inc.* and CIGNA Financial Futures, Inc.*; Corporate Secretary, Connecticut
                                             General Life Insurance Company***; Assistant Corporate Secretary, CIGNA
                                             Corporation.****



In addition, certain companies not affiliated with CIGNA serve as investment sub-advisers to certain of the series of CIGNA Funds Group. Following are the names of these companies, the series they sub-advise, their principal business addresses, and the substantial business and other connections of the Directors and officers of the companies during the past two fiscal years:



              Name of Fund                               Name of Sub-Adviser
              ------------                               -------------------
International Blend/Bank of Ireland Fund   Bank of Ireland Asset Management (U.S.) Limited



Substantial business and other connections of Bank of Ireland Asset Management (U.S.) Limited and its officers and Directors during the past two fiscal years is as follows:



Names of Officers and Directors of the Sub-
Adviser and Other Substantial Business
  Connections                                                  Positions with the Sub-Adviser
-------------------------------------------                    ------------------------------
William Raymond Cotter:                                        Director & Chief Executive Officer

Bank of Ireland Asset Management (U.S.) Ltd,
Director & Chief Executive Officer,


Bank of Ireland Asset Management Ltd,
Director & Chief Executive Officer,


Bank of Ireland Group
Chief Executive, Asset & Wealth Management Services


Denis Curran:                                                  Director & President

Bank of Ireland Asset Management (U.S.) Ltd
Director & President

Bank of Ireland Asset Management Limited
President - International







------------------
   * 280 Trumbull Street, Hartford, CT
  ** Park House, 16 Finsbury Circus, London, England
 *** 900 Cottage Grove Road, Bloomfield, CT
**** One Liberty Place, 1650 Market Street, Philadelphia, PA

New Ireland Fund Inc
President & Director

BBOI Worldwide LLC
Co-CEO & Member Board of Managers


Michael Christopher Reilly:                                    Director & Chief Investment Officer

Bank of Ireland Asset Management (U.S.) Ltd
Director & Chief Investment Officer

Bank of Ireland Asset Management Ltd
Director & Head of Asset Management


Sean Anthony O'Dwyer:                                          Finance and Compliance Officer

Bank of Ireland Asset Management (U.S.) Ltd
Company Secretary

Bank of Ireland Asset Management (U.S.) Ltd
Finance and Compliance Officer

Bank of Ireland Asset Management Ltd
Director Finance/Compliance


Rosemary Mahon:                                                Director & Senior Vice President

Bank of Ireland Asset Management (U.S.) Ltd
Director & Senior Vice President


Lelia Long:                                                    Director & Senior Vice President

Bank of Ireland Asset Management (U.S.) Limited
Director & Senior Vice President

Bank of Ireland Asset Management (U.S.) Limited
Senior Vice President, Client Services


Michael McCarthy:                                              Director & Portfolio Specialist

Bank of Ireland Asset Management (U.S.) Limited
Director & Portfolio Specialist

Bank of Ireland Asset Management (U.S.) Limited
Portfolio Specialist

Bank of Ireland Asset Management (U.S.) Limited
Senior Portfolio Manager

Bank of Ireland Asset Management Limited
Portfolio Specialist

Bank of Ireland Asset Management Limited
Senior Portfolio Manager


Stephen Holland                                                Director & Senior Vice President

Bank of Ireland Asset Management (U.S.) Limited
Director & Senior Vice President

Bank of Ireland Asset Management (U.S.) Limited
Senior Vice President, Sales




The principal business address of Bank of Ireland Asset Management (U.S.) Limited ("BIAM") is 26 Fitzwilliam Place, Dublin 2, Ireland and its mailing address is 75 Holly Hill Lane, Greenwich, CT 06830. BIAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. For additional information regarding the business of BIAM, see Part I of its most recent Form ADV (File No. 801-29606) electronically filed with the Securities and Exchange Commission ("SEC") via the Investment Adviser Registration Depository (the "IARD"). You may access this file via the SEC's Investment Adviser Public Disclosure web site at www.adviserinfo.sec.gov .


         Name of Fund                      Names of Sub-Advisers
         ------------                      ---------------------

Small Cap Value/Berger(R) Fund        Berger Financial Group LLC, and
                                    Perkins, Wolf, McDonnell & Company

Substantial business and other connections of Berger Financial Group LLC and Perkins, Wolf, McDonnell & Company and their officers and Directors during the past two fiscal years is as follows:

     Additional information on Berger Financial Group LLC ("Berger") (formerly Berger LLC) is contained in the Berger Investment Portfolio Trust Registration Statement as filed with the Securities and Exchange Commission on March 25, 2002. The business of Berger is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in Section 4. Business backgrounds of the principal executive officers and directors of Berger are included under "Management of the Fund" in the Statement of Additional Information. The remaining principal executive officers and their positions with Berger and its affiliated entities are: David G. Mertens - Senior Vice President of Berger; Senior Vice President of Stilwell Management, Inc.; Manager, President and Chief Executive Officer of Berger Distributors LLC, a wholly-owned broker-dealer subsidiary of Berger and distributor of the Berger Funds; and Vice President of Berger/Bay Isle LLC, a registered investment adviser; Lisa M. Steele - Vice President-Operations of Berger and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Sally J. Carleton - Vice President-Corporate Communications of Berger; and Johnnie Rogers - Vice President of Berger. The address of businesses referenced include: Berger, Berger/Bay Isle LLC, Berger Distributors LLC and Stilwell Management, Inc. at 210 University Blvd., Suite 800, Denver, Colorado 80206.

     The business of Perkins, Wolf, McDonnell & Company ("PWM"), the manager of the investment operation of the Small Cap Value/Berger Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information, referenced above. Information relating to the officers and directors of PWM (current and for the past two years) is as follows: Robert
     H. Perkins - President and Chief Investment Officer of PWM; and Greg E. Wolf - Treasurer and Chief Operating Officer of PWM. The address of the PWM is: 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

     Both Berger and PWM are investment advisers registered under the Investment Advisers Act of 1940, as amended. For additional information regarding the businesses of Berger and PWM, see Part I of each of their most recent Form ADV (Berger: File No. 801-9451 and PWM: File No. 801-19974) electronically filed with the Securities and Exchange Commission ("SEC") via the Investment Adviser Registration Depository (the "IARD"). You may access these files via the SEC's Investment Adviser Public Disclosure web site at www.adviserinfo.sec.gov .

              Name of Fund                         Names of Sub-Advisers
              ------------                         ---------------------

Balanced Fund (sub-advised by Wellington      Wellington Management Company, llp
  Management)

Substantial business and other connections of Wellington Management Company, llp and its officers and Directors is as follows:



-----------------------------------------------------------------------------------------------------------------------
Name and Position With                             Name of Other Company                Connection With Other Company
   Investment Adviser
-----------------------------------------------------------------------------------------------------------------------
Kenneth Lee Abrams                                          --                                       --
  Partner

Nicholas Charles Adams                                      --                                       --
  Partner

Rand Lawrence Alexander                                     --                                       --
  Partner

Deborah Louise Allinson              Wellington Trust Company, NA                      Vice President
  Partner

Steven C. Angeli                                            --                                       --
  Partner

James Halsey Averill                                        --                                       --
  Partner

John F. Averill                      Wellington Hedge Management, Inc.                 Vice President
  Partner

Karl E. Bandtel                      Wellington Global                                 Sr. Vice President
  Partner                            Administrator, Ltd.

                                     Wellington Global Holdings,                       Sr. Vice President
                                     Ltd.

                                     Wellington Hedge                                  Sr. Vice President
                                     Management, Inc.
Mark James Beckwith                                         --                                       --
  Partner

James A. Bevilacqua                  Wellington Hedge Management, Inc.                 Sr. Vice President
  Partner
                                     Wellington Global Holdings, Ltd.                  Vice President

                                     Wellington Global Administrator, Ltd.             Vice President
Kevin J. Blake                                              --                                       --
  Partner

William Nicholas Booth                                      --                                       --
  Partner

-----------------------------------------------------------------------------------------------------------------------
Name and Position With                             Name of Other Company                Connection With Other Company
   Investment Adviser
-----------------------------------------------------------------------------------------------------------------------
Michael J. Boudens                   Wellington Global Administrator, Ltd.             Sr. Vice President
  Partner
                                     Wellington Hedge Management, Inc.                 Sr. Vice President

Paul Braverman                       Wellington Global Administrator, Ltd.             Treasurer
  Partner
                                     Wellington Global Holdings, Ltd.                  Treasurer

                                     Wellington Hedge Management, Inc.                 Treasurer

                                     Wellington International Management Company Pte   Director
                                     Ltd.

                                     Wellington Management Global Holdings, Ltd.       Treasurer

                                     Wellington Management International, LLP          Partner & CFO

                                     Wellington Sales Corporation                      President and Treasurer

                                     Wellington Trust Company, NA                      Vice President and
                                                                                       Treasurer/Cashier

Robert A. Bruno                                            --                                        --
  Partner

Maryann Evelyn Carroll                                     --                                        --
  Partner

William R.H. Clark                   Wellington International Management Company Pte   Managing Director
  Partner                            Ltd.

Pamela Dippel                        Wellington Trust Company, NA                      Vice President
  Partner

Scott M. Elliott                     -                                                               --
  Partner

Robert Lloyd Evans                   -                                                               --
  Partner

-----------------------------------------------------------------------------------------------------------------------
Name and Position With                             Name of Other Company                Connection With Other Company
   Investment Adviser
-----------------------------------------------------------------------------------------------------------------------
Lisa de la Fuente Finkel             Wellington Global Administrator, Ltd.             Sr. Vice President & Director
  Partner
                                     Wellington Global Holdings, Ltd.                  Director

                                     Wellington Hedge Management, Inc.                 Sr. Vice President

                                     Wellington Luxembourg S.C.A.                      Supervisory Board

                                     Wellington Management Global Holdings, Ltd.       Director

                                     Wellington Sales Corporation                      Sr. Vice President & Director

Mark T. Flaherty                     Wellington Trust Company, NA                      Vice President
  Partner

Charles Townsend Freeman                                   --                                        --
  Partner

Laurie Allen Gabriel                 Wellington Global Administrator, Ltd.             Sr. Vice President
  Managing Partner
                                     Wellington Hedge Management, Inc.                 Sr. Vice President & Director

                                     Wellington Trust Company, NA                      Vice President

John Herrick Gooch                   Wellington Global Administrator, Ltd.             Director
  Partner
                                     Wellington Global Holdings, Ltd.                  Director

                                     Wellington Hedge Management, Inc.                 President

                                     Wellington Management Global Holdings, Ltd.       Director

                                     Wellington Management International, LLP          Partner

                                     Wellington Trust Company, NA                      Vice President & Director

Nicholas Peter Greville              Wellington Global Administrator, Ltd.             Sr. Vice President
  Partner
                                     Wellington International Management Company Pte   Director
                                     Ltd.

                                     Wellington Management International, LLP          Partner

-----------------------------------------------------------------------------------------------------------------------
Name and Position With                             Name of Other Company                Connection With Other Company
   Investment Adviser
-----------------------------------------------------------------------------------------------------------------------
Paul J. Hamel                        Wellington Trust Company, NA                      Vice President
  Partner

Lucius Tuttle Hill, III                                     --                                       --
  Partner

Jean M. Hynes                                               --                                       --
  Partner

Paul David Kaplan                    Wellington Global Administrator, Ltd.             Director
  Partner
                                     Wellington Global Holdings, Ltd.                  Director

                                     Wellington Management Global Holdings, Ltd.       Director

Lorraine A. Keady                    Wellington Hedge Management, Inc.                 Sr. Vice President
  Partner
                                     Wellington Trust Company, NA                      Vice President, Trust Officer

John Charles Keogh                   Wellington Trust Company, NA                      Vice President
  Partner

George Cabot Lodge, Jr.              Wellington Global Administrator, Ltd.             Sr. Vice President
  Partner
                                     Wellington Hedge Management, Inc.                 Sr. Vice President

Nancy Therese Lukitsh                Wellington Global Administrator, Ltd.             Sr. Vice President
  Partner
                                     Wellington Hedge Management, Inc.                 Sr. Vice President

                                     Wellington Trust Company, NA                      Vice President & Director

Mark Thomas Lynch                                           --                                       --
  Partner

Mark D. Mandel                                              --                                       --
  Partner

Christine Smith Manfredi             Wellington Global Administrator, Ltd.             Sr. Vice President
  Partner
                                     Wellington Global Holdings, Ltd.                  Sr. Vice President

                                     Wellington Hedge Management, Inc.                 Sr. Vice President

                                     Wellington Trust Company, NA                      Vice President

-----------------------------------------------------------------------------------------------------------------------
Name and Position With                             Name of Other Company                Connection With Other Company
   Investment Adviser
-----------------------------------------------------------------------------------------------------------------------
Earl Edward McEvoy                                          --                                       --
  Partner

Duncan Mathieu McFarland             Wellington Global Administrator, Ltd.             Director
  Managing Partner
                                     Wellington Global Holdings, Ltd.                  Director

                                     Wellington Hedge Management, Inc.                 Chairman & Director

                                     Wellington International Management Company Pte   Director
                                     Ltd.

                                     Wellington Management Global Holdings, Ltd.       Director

                                     Wellington Management International, LLP          Partner

                                     Wellington Trust Company, NA                      Vice President & Director

Paul Mulford Mecray III                                     --                                       --
  Partner

Matthew Edward Megargel                                     --                                       --
  Partner

James Nelson Mordy                                          --                                       --
  Partner

Diane Carol Nordin                   Wellington Global Administrator, Ltd.             Sr. Vice President
  Partner
                                     Wellington Hedge Management, Inc.                 Sr. Vice President

Stephen T. O'Brien                                          --                                       --
  Partner

Andrew S. Offit                                             --                                       --
  Partner

Edward Paul Owens                                           --                                       --
  Partner

Saul Joseph Pannell                                         --                                       --
  Partner

Thomas Louis Pappas                                         --                                       --
  Partner

-----------------------------------------------------------------------------------------------------------------------
Name and Position With                             Name of Other Company                Connection With Other Company
   Investment Adviser
-----------------------------------------------------------------------------------------------------------------------
Jonathan Martin Payson               Wellington Global Administrator, Ltd.             Chairman & Director
  Partner
                                     Wellington Global Holdings, Ltd.                  Chairman & Director

                                     Wellington Management Global Holdings, Ltd.       Chairman & Director

                                     Wellington Sales Corporation                      Sr. Vice President

                                     Wellington Trust Company, NA                      President, Chairman of the
                                                                                       Board, Director

Philip H. Perelmuter                                        --                                       --
  Partner

Robert Douglas Rands                                        --                                       --
  Partner

Eugene Edward Record, Jr.            Wellington Trust Company, NA                      Vice President
  Partner

James Albert Rullo
  Partner

John Robert Ryan                     Wellington Hedge Management, Inc.                 Director
  Managing Partner

Joseph Harold Schwartz                                      --                                       --
  Partner

James H. Shakin                                             --                                       --
  Partner

Theodore Shasta                                             --                                       --
  Partner

Binkley Calhoun Shorts                                      --                                       --
  Partner

Scott E. Simpson                                            --                                       --
  Partner

Trond Skramstad                                             --                                       --
  Partner

Catherine Anne Smith                                        --                                       --
  Partner

Stephen Albert Soderberg                                    --                                       --
  Partner

-----------------------------------------------------------------------------------------------------------------------
Name and Position With                             Name of Other Company                Connection With Other Company
   Investment Adviser
-----------------------------------------------------------------------------------------------------------------------
Eric Stromquist                                             --                                       --
  Partner

Brendan James Swords                 Wellington Global Administrator, Ltd.             President & Director
  Partner
                                     Wellington Global Holdings, Ltd.                  President & Director

                                     Wellington Hedge Management, Inc.                 Sr. Vice President

                                     Wellington Management Global Holdings, Ltd.       President & Director

Harriett Tee Taggart                                        --                                       --
  Partner

Perry Marques Traquina                                      --                                       --

Gene Roger Tremblay                                         --                                       --
  Partner

Michael Aaron Tyler                                         --                                       --
Partner

Mary Ann Tynan                       Wellington Luxembourg S.C.A.                      Supervisory Board
  Partner
                                     Wellington Management International, LLP          Partner & Compliance Officer

                                     Wellington Sales Corporation                      Sr. Vice President, Clerk &
                                                                                       Director

                                     Wellington Trust Company, NA                      Vice President & Trust Officer

Nilesh P. Undavia                    Wellington Global Holdings, Ltd.                  Vice President
  Partner

Clare Villari                                               --                                       --
  Partner

Ernst Hans von Metzsch               Wellington Global Administrator, Ltd.             Sr. Vice President
  Partner
                                     Wellington Global Holdings, Ltd.                  Sr. Vice President

                                     Wellington Hedge Management, Inc.                 Sr. Vice President

-----------------------------------------------------------------------------------------------------------------------
Name and Position With                             Name of Other Company                Connection With Other Company
   Investment Adviser
-----------------------------------------------------------------------------------------------------------------------
James Leland Walters                 Wellington Global Administrator, Ltd.             Deputy Chairman & Director
  Partner
                                     Wellington Global Holdings, Ltd.                  Deputy Chairman & Director

                                     Wellington International Management Company Pte   Director
                                     Ltd.

                                     Wellington Luxembourg S.C.A.                      Supervisory Board

                                     Wellington Management Global Holdings, Inc.       Deputy Chairman, Sr. Vice
                                                                                       President & Director

                                     Wellington Sales Corporation                      Sr. Vice President, Assistant
                                                                                       Clerk & Director

                                     Wellington Trust Company, NA                      Trust Counsel & Director

Kim Williams                                                --                                       --
  Partner

Itsuki Yamashita                     Wellington International Management Company Pte   Sr. Managing Director
  Partner                            Ltd.



The principal business address of Wellington Management Company, llp ("Wellington Management") is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940, as amended. For additional information regarding the business of Wellington Management, see Part I of its most recent Form ADV (File No. 801-15908) electronically filed with the Securities and Exchange Commission ("SEC") via the Investment Adviser Registration Depository (the "IARD"). You may access this file via the SEC's Investment Adviser Public Disclosure web site at www.adviserinfo.sec.gov .

Please note the principal business address for Wellington Hedge Management, Inc., Wellington Management International, llp, Wellington Sales Corporation and Wellington Trust Company, NA is the same as Wellington Management. The principal business address for Wellington International Management Company Pte Ltd. is Six Battery Road, Ste. 17-06, Singapore 049909. The principal business address for Wellington Global Administrator, Ltd., Wellington Global Holdings, Ltd. and Wellington Management Global Holdings, Ltd. is Clarendon House, 2 Church Street, PO Box HM 666, Hamilton HMCX, Bermuda. The principal business address for Wellington Luxembourg S.C.A. is 33, boulevard Prince Henri, L-2014 Luxembourg.


              Name of Fund                       Name of Sub-Adviser
              ------------                       -------------------

Large Cap Value/John A. Levin & Co. Fund      John A. Levin & Co., Inc.

Substantial business and other connections of John A. Levin & Co., Inc. and its officers and Directors is as follows:

     John A. Levin - Chairman, Chief Executive Officer and President

     Gregory T. Rogers - Executive Vice President and Chief Operating Officer

     Glenn A. Aigen - Senior Vice President and Chief Financial Officer

     Norris Nissim - Vice President and General Counsel

     Each of the officers holds the same title at BKF Capital Group, Inc., a company listed on the New York Stock Exchange and the parent company of the sub-adviser.

     The principal business address of John A. Levin & Co., Inc. ("Levin") is One Rockefeller Plaza, 25th Floor, New York, NY. Levin is an investment adviser registered under the Investment Advisers Act of 1940, as amended. For additional information regarding the business of Levin, see Part I of its most recent Form ADV (File No. 801-52602) electronically filed with the Securities and Exchange Commission ("SEC") via the Investment Adviser Registration Depository (the "IARD"). You may access this file via the SEC's Investment Adviser Public Disclosure web site at www.adviserinfo.sec.gov .



            Name of Fund                              Name of Sub-Adviser
            ------------                              -------------------
Large Cap Growth /Morgan Stanley Fund      Morgan Stanley Investment Management Inc.



Substantial business and other connections of Morgan Stanley Investment Management Inc. and its officers and Directors is as follows:



NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT                   NAME OF OTHER COMPANY                POSITION WITH OTHER
MANAGEMENT INC.                                                                  COMPANY
Barton Michael Biggs
Chairman, Director and Managing
Director


Richard Brown Worley
President, Director and Managing
Director


Mitchell M. Merin                           Morgan Stanley Investment            President, Chief Executive
Director                                    Advisors Inc.                        Officer and Director

                                            Morgan Stanley Dean Witter &         President and Chief Operating
                                             Co.                                 Officer of Morgan Stanley
                                                                                 Investment Management ("MSIM")

                                            Morgan Stanley                       Chairman, Chief Executive
                                            Distributors Inc. and Morgan         Officer and Director
                                            Stanley Trust

                                            Morgan Stanley                       President, Chief Executive
                                            Services Company Inc.                Officer and Director

                                            Morgan Stanley Funds                 President

                                            Morgan Stanley DW Inc.               Executive Vice President and
                                                                                 Director

                                            Various MSDW                         Director
                                            Subsidiaries

                                            Various Van Kampen investment        Trustee
                                            companies


Joseph J. McAlinden                         Morgan Stanley Investment            Managing Director and
Chief Investment Officer                    Advisors Inc.                        Chief Investment Officer

                                            Morgan Stanley Dean Witter &         Chief Investment Officer of MSIM
                                            Co.

                                            Morgan Stanley Funds                 Vice President

                                            Morgan Stanley Trust                 Director


Rajesh Kumar Gupta                          Morgan Stanley Investment            Senior Vice President, Director
Chief Administrative Officer                Advisors Inc.                        of the Taxable Fixed Income
Investments                                                                      Group and Chief Administrative
                                                                                 Officer-Investments

                                            Various Morgan Stanley Funds         Vice President


Ronald E. Robison
Managing Director and Chief
Operations Officer


Arthur Lev
General Counsel, Managing Director and
Secretary


James P. Wallin
Chief Compliance Officer and
Executive Director


Alexander C. Frank
Treasurer


The principal business address of Morgan Stanley Investment Management Inc. ("M-S") is 1221 Avenue of the Americas, New York, NY 10020. M-S is an investment adviser registered under the Investment Advisers Act of 1940, as amended. For additional information regarding the business of M-S, see Part I of its most recent Form ADV (File No. 801-15757) electronically filed with the Securities and Exchange Commission ("SEC") via the Investment Adviser Registration Depository (the "IARD"). You may access this file via the SEC's Investment Adviser Public Disclosure web site at www.adviserinfo.sec.gov .


Item 27. Principal Underwriters.
-------------------------------

(a)  Not Applicable.


(b) The officers and Directors of CIGNA Financial Services, Inc. as of March 1, 2002 are:



Name and Principal                         Positions and Offices                              Positions and Offices
 Business Address*                           With Underwriter                                 with Registrant
-----------------                        -------------------------                            ---------------
John Y. Kim                              Member Board of Directors                            --------
Mark A. Parsons                          Member Board of Directors                            --------
Victor E. Saliterman                     Member Board of Directors                            --------
Jean H. Walker                           Member Board of Directors                            --------
Victor E. Saliterman                     President                                            --------
Mark A. Parsons                          Vice President,                                      --------
                                           Chief Counsel
Bach Mai T. Thai                         Vice President,                                      --------
                                           Treasurer
Brian J. Coroso                          Assistant Vice President,                            --------
                                           Assistant Treasurer,
                                           Compliance Officer
Eric R. Hunting                          Assistant Vice President                             --------
Grace M. Papapietro                      Assistant Vice President                             --------
Susan L. Cooper                          Secretary                                            --------
Gary R. Crawford                         Chief Financial Officer,                             --------
                                           Assistant Treasurer
Bruce P. Chapin                          Assistant Secretary                                  --------
Pamela S. Williams                       Assistant Secretary                                  --------
Joy B. Erickson                          Assistant Treasurer,
                                           Assistant Compliance Officer                       --------


(c)  Not Applicable

Item 28. Location of Accounts and Records.
-----------------------------------------


Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (15 U.S.C. 80a-30(a)) and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder and records relating to shareholders are maintained by State Street Bank and Trust Company, Boston, Massachusetts. Registrant's corporate records and financial records are maintained c/o TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, CT 06103.


Item 29. Management Services.
----------------------------

None.

Item 30. Undertakings.
---------------------

Not Applicable.
---------------

   *280 Trumbull Street, Hartford, CT

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant, CIGNA Funds Group certifies that it meets all of the requirements of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment No. 69 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 29th day of April, 2002.


                                        CIGNA Funds Group

                                        Richard H. Forde
                                        Chairman of the Board of Trustees
                                          and President


                                        By:
                                           -------------------------------------
                                           Jeffrey S. Winer
                                           Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 69 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



      Signature                   Title                                 Date
      ---------                   -----                                 ----
Richard H. Forde                  Chairman of                   April 29, 2002.
                                  the Board of
                                  Trustees and
                                  President (principal
By:                               executive officer)
    ------------------------------
    Jeffrey S. Winer
    Attorney-in-Fact

                                  Treasurer
                                  (principal
                                  financial officer
                                  and principal
                                  accounting officer            April 29, 2002.
    ------------------------------
    Alfred A. Bingham III


This Amendment to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of Registrant.


   Richard H. Forde               Paul J. McDonald
   Russell H. Jones               Marnie W. Mueller


By:                                                             April 29, 2002.
    ------------------------------

    Jeffrey S. Winer

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant, CIGNA Funds Group certifies that it meets all of the requirements of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment No. 69 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 29th day of April, 2002.


                                        CIGNA Funds Group

                                        Richard H. Forde
                                        Chairman of the Board of Trustees
                                          and President



                                        By: /s/  Jeffrey S. Winer
                                            -----------------------------------
                                            Jeffrey S. Winer
                                            Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 69 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



      Signature                   Title                                 Date
      ---------                   -----                                 ----
Richard H. Forde                  Chairman of                   April 29, 2002.
                                  the Board of
                                  Trustees and
                                  President (principal
By: /s/ Jeffrey S. Winer          executive officer)
    ------------------------------
    Jeffrey S. Winer
    Attorney-in-Fact
                                  Treasurer
                                  (principal
                                  financial
                                  officer and
                                  principal.
    /s/ Alfred A. Bingham III     accounting officer)           April 29, 2002.
    ------------------------------
    Alfred A. Bingham III


This Amendment to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of Registrant.


   Richard H. Forde                                Paul J. McDonald
   Russell H. Jones                                Marnie W. Mueller

By: /s/ Jeffrey S. Winer                                        April 29, 2002.
    ------------------------------

    Jeffrey S. Winer

                         SECURITIES ACT FILE NO. 2-29020
                    INVESTMENT COMPANY ACT FILE NO. 811-1646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

     Pre-Effective Amendment                                                 |_|

     Post-Effective Amendment No. 69                                         |X|


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|

     Amendment No. 69                                                        |X|



                                CIGNA Funds Group
               (Exact Name of Registrant as Specified in Charter)


                100 Front Street, Suite 300, Worcester, MA 01608

                     (Address of Principal Executive Office)


                                    EXHIBITS

                                  EXHIBIT INDEX


a.  (iii)   Amendment No. 3 to Second Amended and Restated Master Trust
            Agreement of Registrant dated September 24, 2001.

a.  (iv)    Amendment No. 4 to Second Amended and Restated Master Trust
            Agreement of Registrant dated October 22, 2001.

b.  (i)     Amendment No. 1 to Amended and Restated By-Laws of Registrant dated
            July 24, 2000.

d.  (vii)   The Investment Sub-Advisory Agreement for CIGNA Funds Group Balanced
            Fund (sub-advised by Wellington Management) dated October 1, 2001 between TimesSquare Capital Management, Inc. (f/k/a CIGNA
            Investments, Inc.) and Wellington Management Company, llp.

g.  (vii)   Remote Access Services Addendum to the Custodian Agreement between
            State Street Bank and Trust Company and Registrant, dated May 25,
            2001.

h.  (viii)  Amendment to Sub-Accounting Services Agreement for the Premier Class
            and Retail Class of CIGNA Funds Group dated March 1, 2001 to be effective January 3, 2001.

h.  (ix)    Power of Attorney.

i.          Consent of Counsel.

j.          Consent of PricewaterhouseCoopers LLP.

p.  (vii)   Wellington Management Company, llp, Wellington Trust Company, NA,
            Wellington Management International, llp, Wellington International
            Management Company Pte Ltd. Code of Ethics dated March 1, 2000.